UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: February 28, 2010

                     Date of reporting period: May 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS


WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

TARGET TODAY FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                           VALUE
----------   -------------                                                       ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.99%
N/A          WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO            $144,394,194
N/A          WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                     28,725,698
N/A          WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                  8,859,672
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $183,632,043)             181,979,564
                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $183,632,043)*                                                     99.99%  $181,979,564
OTHER ASSETS AND LIABILITIES, NET                                         0.01         12,515
                                                                        ------   ------------
TOTAL NET ASSETS                                                        100.00%  $181,992,079
                                                                        ------   ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $184,625,057 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 3,557,516
GROSS UNREALIZED DEPRECIATION                 (6,203,009)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(2,645,493)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

TARGET 2010 FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                           VALUE
----------   -------------                                                       ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.03%
N/A          WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO            $314,274,772
N/A          WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                    122,782,279
N/A          WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                          17,588,485
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $483,583,874)             454,645,536
                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $483,583,874)*                                                    100.03%  $454,645,536
OTHER ASSETS AND LIABILITIES, NET                                        (0.03)      (118,006)
                                                                        ------   ------------
TOTAL NET ASSETS                                                        100.00%  $454,527,530
                                                                        ------   ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $487,783,578 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 12,619,881
GROSS UNREALIZED DEPRECIATION                 (45,757,923)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(33,138,042)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

TARGET 2015 FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                           VALUE
----------   -------------                                                       -----------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.10%
N/A          WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO             36,797,472
N/A          WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                    23,535,736
N/A          WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                 2,412,493
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $65,100,492)              62,745,701
                                                                                 -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $65,100,492)*                                                     100.10%  $62,745,701
OTHER ASSETS AND LIABILITIES, NET                                        (0.10)      (60,860)
                                                                        ------   -----------
TOTAL NET ASSETS                                                        100.00%  $62,684,841
                                                                        ------   -----------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $65,350,452 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $     8,358
GROSS UNREALIZED DEPRECIATION                 (2,613,109)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(2,604,751)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

TARGET 2020 FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                           VALUE
----------   -------------                                                       ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.99%
N/A          WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO             402,438,060
N/A          WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                    429,317,207
N/A          WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                 33,011,476
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $965,295,248)             864,766,743
                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $965,295,248)*                                                     99.99%  $864,766,743
OTHER ASSETS AND LIABILITIES, NET                                         0.01         75,895
                                                                        ------   ------------
TOTAL NET ASSETS                                                        100.00%  $864,842,638
                                                                        ------   ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $975,275,491 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  53,235,099
GROSS UNREALIZED DEPRECIATION                 (163,743,847)
                                             -------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(110,508,748)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

TARGET 2025 FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                          VALUE
----------   -------------                                                       -----------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.06%
N/A          WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO             26,250,887
N/A          WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                    49,548,317
N/A          WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                          2,983,798
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $83,297,097)              78,783,002
                                                                                 -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $83,297,097)*                                                     100.06%  $78,783,002
OTHER ASSETS AND LIABILITIES, NET                                        (0.06)      (49,976)
                                                                        ------   -----------
TOTAL NET ASSETS                                                        100.00%  $78,733,026
                                                                        ------   -----------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $101,658,897 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $     15,485
GROSS UNREALIZED DEPRECIATION                 (22,891,380)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(22,875,895)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

TARGET 2030 FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                          VALUE
----------   -------------                                                       ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.99%
N/A          WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO             131,721,300
N/A          WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                    460,315,565
N/A          WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                          23,133,512
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $715,276,833)             615,170,377
                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $715,276,833)*                                                     99.99%  $615,170,377
OTHER ASSETS AND LIABILITIES, NET                                         0.01         32,390
                                                                        ------   ------------
TOTAL NET ASSETS                                                        100.00%  $615,202,767
                                                                        ------   ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $722,582,736 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                  $41,271,896
GROSS UNREALIZED DEPRECIATION                 (148,684,255)
                                             -------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(107,412,359)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

TARGET 2035 FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                         VALUE
----------   -------------                                                       ----------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.13%
N/A          WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO              5,680,842
N/A          WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                    38,232,755
N/A          WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                 1,706,188
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $49,061,959)              45,619,785
                                                                                 -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $49,061,959)*                                                     100.13%  $45,619,785
OTHER ASSETS AND LIABILITIES, NET                                        (0.13)      (59,891)
                                                                        ------   -----------
TOTAL NET ASSETS                                                        100.00%  $45,559,894
                                                                        ------   -----------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $49,359,851 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $    10,426
GROSS UNREALIZED DEPRECIATION                 (3,750,492)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(3,740,066)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

TARGET 2040 FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                          VALUE
----------   -------------                                                       ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.93%
N/A          WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO              30,575,445
N/A          WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                    371,689,382
N/A          WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                          15,579,592
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $497,492,342)             417,844,419
                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $497,492,342)*                                                     99.93%  $417,844,419
OTHER ASSETS AND LIABILITIES, NET                                         0.07        301,873
                                                                        ------   ------------
TOTAL NET ASSETS                                                        100.00%  $418,146,292
                                                                        ------   ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $501,885,631 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  58,270,080
GROSS UNREALIZED DEPRECIATION                 (142,311,292)
                                             -------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $ (84,041,212)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

TARGET 2045 FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                          VALUE
----------   -------------                                                       -----------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.27%
N/A          WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO              1,288,043
N/A          WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                    18,456,861
N/A          WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                            764,197
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $22,041,995)              20,509,101
                                                                                 -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $22,041,995)*                                                     100.27%  $20,509,101
OTHER ASSETS AND LIABILITIES, NET                                        (0.27)      (54,503)
                                                                        ------   -----------
TOTAL NET ASSETS                                                        100.00%  $20,454,598
                                                                        ------   -----------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $22,173,040 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $     6,727
GROSS UNREALIZED DEPRECIATION                 (1,670,666)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(1,663,939)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

TARGET 2050 FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                           VALUE
----------   -------------                                                       -----------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.56%
N/A          WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO              4,175,537
N/A          WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                    59,834,505
N/A          WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                          2,477,353
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $68,487,481)              66,487,395
                                                                                 -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $68,487,481)*                                                      99.56%  $66,487,395
OTHER ASSETS AND LIABILITIES, NET                                         0.44       295,638
                                                                        ------   -----------
TOTAL NET ASSETS                                                        100.00%  $66,783,033
                                                                        ------   -----------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $68,864,267 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $    18,721
GROSS UNREALIZED DEPRECIATION                 (2,395,593)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(2,376,872)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the funds' shareholders. For more information regarding the funds and their holdings, please see the funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios.

SECURITY TRANSACTION AND INCOME RECOGNITION RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

100% TREASURY MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                     INTEREST RATE    MATURITY DATE        VALUE
------------   -------------                     -------------   --------------   --------------
US TREASURY SECURITIES: 100.02%
US TREASURY BILLS: 100.02%
$250,000,000   CASH MANAGEMENT BILL##                0.12%           06/24/2009   $  249,980,833
   3,984,000   CASH MANAGEMENT BILL##                0.16            06/24/2009        3,983,605
      10,000   CASH MANAGEMENT BILL##                0.50            09/15/2009            9,985
   2,130,000   CASH MANAGEMENT BILL##                0.51            09/15/2009        2,126,801
   4,795,000   US TREASURY BILL##                    0.03            06/04/2009        4,794,990
  40,000,000   US TREASURY BILL##                    0.10            06/04/2009       39,999,667
 109,625,000   US TREASURY BILL##                    0.15            06/04/2009      109,623,630
 318,460,000   US TREASURY BILL##                    0.28            06/04/2009      318,452,569
  29,260,000   US TREASURY BILL##                    0.41            06/04/2009       29,259,000
  39,700,000   US TREASURY BILL##                    0.09            06/11/2009       39,699,008
  74,875,000   US TREASURY BILL##                    0.14            06/11/2009       74,872,088
 100,000,000   US TREASURY BILL##                    0.15            06/11/2009       99,995,833
 400,000,000   US TREASURY BILL##                    0.25            06/11/2009      399,972,222
 175,000,000   US TREASURY BILL##                    0.14            06/18/2009      174,988,844
 384,230,000   US TREASURY BILL##                    0.25            06/18/2009      384,184,639
 125,000,000   US TREASURY BILL##                    0.12            06/25/2009      124,990,000
 348,885,000   US TREASURY BILL##                    0.23            06/25/2009      348,831,504
  34,225,000   US TREASURY BILL##                    0.12            07/02/2009       34,221,611
 395,990,000   US TREASURY BILL##                    0.21            07/02/2009      395,918,392
 294,300,000   US TREASURY BILL##                    0.20            07/09/2009      294,239,423
  50,000,000   US TREASURY BILL##                    0.33            07/09/2009       49,982,583
   3,410,000   US TREASURY BILL##                    0.13            07/16/2009        3,409,467
  16,085,000   US TREASURY BILL##                    0.13            07/16/2009       16,082,386
 350,000,000   US TREASURY BILL##                    0.18            07/16/2009      349,921,250
  50,000,000   US TREASURY BILL##                    0.30            07/16/2009       49,981,563
 250,000,000   US TREASURY BILL##                    0.14            07/23/2009      249,951,250
 100,000,000   US TREASURY BILL##                    0.17            07/23/2009       99,975,444
  61,565,000   US TREASURY BILL##                    0.32            07/23/2009       61,536,988
 150,000,000   US TREASURY BILL##                    0.14            07/30/2009      149,966,813
 100,000,000   US TREASURY BILL##                    0.34            07/30/2009       99,945,097
 265,445,000   US TREASURY BILL##                    0.20            08/06/2009      265,348,887
 100,000,000   US TREASURY BILL##                    0.39            08/06/2009       99,929,417
 250,000,000   US TREASURY BILL##                    0.20            08/13/2009      249,901,146
 100,000,000   US TREASURY BILL##                    0.47            08/13/2009       99,905,708
 350,000,000   US TREASURY BILL##                    0.19            08/20/2009      349,854,166
  71,240,000   US TREASURY BILL##                    0.48            08/20/2009       71,164,802
 254,200,000   US TREASURY BILL##                    0.19            08/27/2009      254,086,351
  95,550,000   US TREASURY BILL##                    0.50            08/27/2009       95,435,698
 100,000,000   US TREASURY BILL##                    0.45            09/03/2009       99,883,809
 100,000,000   US TREASURY BILL##                    0.45            09/10/2009       99,873,750
 100,000,000   US TREASURY BILL##                    0.40            10/08/2009       99,858,458
 150,000,000   US TREASURY BILL##                    0.34            10/22/2009      149,798,906
 150,000,000   US TREASURY BILL##                    0.30            10/29/2009      149,815,625
 100,000,000   US TREASURY BILL##                    0.33            11/05/2009       99,854,993
 100,000,000   US TREASURY BILL##                    0.31            11/12/2009       99,858,778
 100,000,000   US TREASURY BILL##                    0.31            11/27/2009       99,848,347
                                                                                   6,645,316,326
                                                                                  --------------
TOTAL US TREASURY SECURITIES
(COST $6,645,316,326)                                                              6,645,316,326
                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $6,645,316,326)*                  100.02%                                   $6,645,316,326
OTHER ASSETS AND LIABILITIES, NET        (0.02)                                       (1,260,559)
                                        ------                                    --------------
TOTAL NET ASSETS                        100.00%                                   $6,644,055,767
                                        ------                                    --------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                        RATE        DATE           VALUE
---------       -------------                                                      --------   ----------   --------------
MUNICIPAL BONDS & NOTES: 93.31%
CALIFORNIA: 92.29%
$  10,865,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                AIR FORCE VILLAGE WEST INCORPORATED (OTHER REVENUE, KBC BANK
                NV LOC)ss+/-                                                         0.29%    05/15/2035   $   10,865,000
    8,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                BRANSON SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-       0.82     07/01/2038        8,000,000
   10,110,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                COLMA BART APARTMENTS SERIES A (HOUSING REVENUE, BANK OF
                AMERICA NA LOC)ss+/-                                                 0.40     11/15/2035       10,110,000
    4,180,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                LA JOLLA COUNTY DAY SCHOOL SERIES A (PRIVATE SCHOOL REVENUE,
                ALLIED IRISH BANK PLC LOC)ss+/-                                      0.82     09/01/2036        4,180,000
   13,700,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                MENLO SCHOOL (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                LOC)ss+/-                                                            0.82     09/01/2033       13,700,000
   11,200,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                MFHR FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE, FNMA
                INSUREDss+/-                                                         0.30     07/15/2035       11,200,000
    6,965,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                MFHR GAIA BUILDING PROJECT SERIES A (HOUSING REVENUE, FNMA
                INSURED)ss+/-                                                        0.30     09/15/2032        6,965,000
    8,970,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE, FNMA
                INSURED)ss+/-                                                        0.33     03/15/2037        8,970,000
    3,400,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                SAINT ANTHONY FOUNDATION (OTHER REVENUE, BANK OF AMERICA NA
                LOC)ss+/-                                                            0.28     03/01/2037        3,400,000
    3,615,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                SAN FRANCISCO UNIVERSITY SERIES A (PRIVATE SCHOOL REVENUE,
                ALLIED IRISH BANK PLC LOC)ss+/-                                      0.82     04/01/2035        3,615,000
      945,000   ANAHEIM CA HOUSING AUTHORITY MFHR MONTEREY APARTMENTS SERIES
                B COLLATERALIZED BY FNMA (MFHR, FNMA INSURED)ss+/-                   0.31     05/15/2027          945,000
   12,600,000   ANAHEIM CA HOUSING AUTHORITY PARK VISTA APARTMENTS (MFHR,
                FHLMC INSURED)ss+/-                                                  0.33     07/01/2033       12,600,000
    6,000,000   ANAHEIM CA HOUSING AUTHORITY SEA WIND APARTMENTS PROJECT
                SERIES C (MFHR, FNMA INSURED)ss+/-                                   0.33     07/15/2033        6,000,000
    5,900,000   ARCADIA CA UNIFIED SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                FIRST SECURITY BANK LOC)ss+/-                                        0.49     08/01/2037        5,900,000
    5,868,500   ARCADIA CA USD SERIES 2679 (OTHER REVENUE, FIRST SECURITY
                BANK LOC)ss+/-                                                       0.59     08/01/2013        5,868,500
    5,900,000   BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY
                REVENUE, FIRST SECURITY BANK LOC)ss+/-                               1.37     09/01/2035        5,900,000
   26,400,000   BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT SERIES A
                 (IDR, KBC BANK NV LOC)ss+/-                                         0.27     12/01/2028       26,400,000
   25,040,000   CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE
                CAPITAL CORPORATION SERIES A (ELECTRIC REVENUE)ss+/-                 0.33     10/01/2020       25,040,000
   61,965,000   CALIFORNIA COMMUNITIES NOTE PROGRAM TRAN SERIES A3 (OTHER
                REVENUE)                                                             3.00     06/30/2009       62,040,266
   39,770,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CALIFORNIA
                INSTITUTE OF TECHNOLOGY SERIES B (COLLEGE & UNIVERSITY
                REVENUE, GO OF INSTITUTION)ss+/-                                     0.12     10/01/2036       39,770,000
   12,500,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHARLES R DREW
                UNIVERSITY (OTHER REVENUE, NATIXIS LOC)ss+/-                         1.40     11/01/2042       12,500,000
    5,100,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY PITZER COLLEGE
                SERIES B (COLLEGE & UNIVERSITY REVENUE, BANK OF NEW YORK
                LOC)ss+/-                                                            0.15     04/01/2045        5,100,000
    7,355,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (HOUSING REVENUE,
                BANQUE NATIONALE PARIS LOC)ss+/-                                     0.40     02/01/2016        7,355,000
    5,500,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (HOUSING REVENUE,
                BANQUE NATIONALE PARIS LOC)ss+/-                                     0.40     08/01/2035        5,500,000
   12,465,000   CALIFORNIA HFA HOME MORTGAGE SERIES F (OTHER REVENUE, LLOYDS
                BANK LOC)ss+/-                                                       0.24     02/01/2037       12,465,000
    1,295,000   CALIFORNIA HFA HOME MORTGAGE SERIES M (HOUSING REVENUE, BANK
                OF NOVA SCOTIA LOC)ss+/-                                             0.37     08/01/2032        1,295,000
   32,905,000   CALIFORNIA HFA HOME MORTGAGE SERIES M (HOUSING REVENUE, BANK
                OF AMERICA NA LOC)ss+/-                                              0.40     08/01/2024       32,905,000
    6,000,000   CALIFORNIA HFA MULTIFAMILY HOUSING REVENUE SERIES B (OTHER
                REVENUE, BANK OF AMERICA NA LOC)ss+/-                                1.50     08/01/2040        6,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                        RATE        DATE           VALUE
---------       -------------                                                      --------   ----------   --------------
CALIFORNIA (continued)

$   3,615,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES M (HOUSING
                REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                               0.37%    02/01/2025   $    3,615,000
    9,400,000   CALIFORNIA HFA SERIES A (HOUSING REVENUE, DEXIA CREDIT LOCAL
                DE FRANCE LOC)ss+/-                                                  1.20     08/01/2035        9,400,000
    5,225,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                CALIFORNIA ACADEMY SERIES B (OTHER REVENUE, ALLIED IRISH BANK
                PLC LOC)ss+/-                                                        0.20     09/01/2038        5,225,000
    3,300,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                CALIFORNIA ACADEMY SERIES C (OTHER REVENUE, BANK OF NOVA
                SCOTIA LOC)ss+/-                                                     0.15     09/01/2038        3,300,000
   10,800,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                CONTEMPORARY JEWISH MUSEUM (RECREATIONAL FACILITIES REVENUE,
                BANK OF AMERICA NA LOC)ss+/-                                         0.20     12/01/2036       10,800,000
    5,910,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK JEWISH
                COMMUNITY CENTER SERIES A (OTHER REVENUE, BANK OF AMERICA NA
                LOC)ss+/-                                                            0.20     12/01/2031        5,910,000
    4,100,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS
                ANGELES COUNTY MUSEUM SERIES A (RECREATIONAL FACILITIES
                REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             0.20     09/01/2037        4,100,000
    2,600,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LYCEE
                FRANCIAS DE LOS ANGELES PROJECT (COLLEGE & UNIVERSITY
                REVENUE, MELLON BANK NA LOC)ss+/-                                    0.35     09/01/2036        2,600,000
    4,990,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK RAND
                CORPORATION SERIES B (ECONOMIC DEVELOPMENT REVENUE, BANK OF
                AMERICA NA LOC)ss+/-                                                 0.22     04/01/2042        4,990,000
      520,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR
                II R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)ss+/-                   0.44     07/01/2030          520,000
    6,225,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAGE
                HILL SCHOOL PROJECT (OTHER REVENUE, AIB GROUP LOC)ss+/-              0.67     06/01/2038        6,225,000
    3,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                SOUTHERN CA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH
                BANK PLC LOC)ss+/-                                                   0.65     10/01/2025        3,000,000
   10,775,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ST.
                MARGARETS EPISCOPAL SCHOOL (OTHER REVENUE, ALLIED IRISH BANK
                PLC LOC)ss+/-                                                        0.82     01/01/2038       10,775,000
    3,500,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY (ECONOMIC DEVELOPMENT
                REVENUE, PACIFIC NATIONAL LOC)ss+/-                                  0.15     12/01/2042        3,500,000
   15,350,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY WASTE MANAGEMENT
                INCORPORATED PROJECT SERIES A (SOLID WASTE REVENUE, JPMORGAN
                CHASE BANK LOC)ss+/-                                                 0.30     02/01/2019       15,350,000
    2,000,000   CALIFORNIA PCFA WADHAM ENERGY (PCR, BNP PARIBAS LOC)ss+/-            0.35     11/01/2017        2,000,000
    6,275,000   CALIFORNIA PCFA WADHAM ENERGY SERIES C (OTHER REVENUE, BANQUE
                NATIONALE PARIS LOC)ss+/-                                            0.35     11/01/2017        6,275,000
   48,725,000   CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A (OTHER
                REVENUE, US BANK NA LOC)                                             3.00     07/06/2009       48,787,269
   10,245,000   CALIFORNIA SCRIPPS HEALTH SERIES G (HEALTH FACILITIES
                FINANCING AUTHORITY REVENUE, BANK OF AMERICA NA LOC)ss+/-            0.20     10/01/2019       10,245,000
    1,500,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)ss+/-      0.20     07/01/2033        1,500,000
   10,350,000   CALIFORNIA STATE (PROPERTY TAX REVENUE, CITIBANK NA LOC)ss+/-        0.15     05/01/2034       10,350,000
    3,000,000   CALIFORNIA STATE CDA MFHR BAY VISTA MEADOW PARK NN1 (HOUSING
                REVENUE, FNMAINSURED)ss+/-                                           0.33     12/15/2037        3,000,000
   40,000,000   CALIFORNIA STATE CLASS A (OTHER REVENUE, FIRST SECURITY BANK
                LOC)ss+/-                                                            0.97     08/01/2030       40,000,000
   24,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2 (POWER
                REVENUE, BNP PARIBAS LOC)ss+/-                                       0.15     05/01/2022       24,000,000
    4,590,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
                WASTEWATER AUTHORITY REVENUE, STATE STREET BANK & TRUST NA
                LOC)ss+/-                                                            0.09     05/01/2022        4,590,000
    4,380,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                      0.75     05/01/2022        4,380,000
   22,600,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C4 (POWER
                REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                               0.15     05/01/2022       22,600,000
    7,700,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
                REVENUE, FSA INSURED)ss+/-                                           1.00     05/01/2022        7,700,000
   11,375,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C9 (ELECTRIC
                REVENUE, CITIBANK NA LOC)ss+/-                                       0.20     05/01/2022       11,375,000
    9,740,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER REVENUE,
                KBC BANK NV LOC)ss+/-                                                0.13     05/01/2022        9,740,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                        RATE        DATE           VALUE
---------       -------------                                                      --------   ----------   --------------
CALIFORNIA (continued)
$   1,550,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C16 (POWER REVENUE,
                BANK OF NEW YORK LOC)ss+/-                                           0.08%    05/01/2022   $    1,550,000
   40,715,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES J2 (ELECTRIC
                REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                               0.13     05/01/2018       40,715,000
   64,915,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER
                REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.75     05/01/2017       64,915,000
    2,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER
                REVENUE, FSA INSURED)ss+/-                                           1.15     05/01/2017        2,000,000
    3,995,000   CALIFORNIA STATE DWR SERIES 3019 (WATER REVENUE, JPMORGAN
                CHASE BANK LOC)ss+/-                                                 0.27     06/01/2016        3,995,000
   25,160,000   CALIFORNIA STATE PREREFUNDED (OTHER REVENUE, FGIC INSURED)ss         5.75     10/01/2009       25,707,684
   15,530,000   CALIFORNIA STATE PREREFUNDED (OTHER REVENUE, FGIC INSURED)ss         5.88     10/01/2009       15,874,459
    6,230,000   CALIFORNIA STATE ROCS RR II R- 11409 (OTHER REVENUE, CITIBANK
                NA LOC)ss+/-                                                         0.44     08/01/2030        6,230,000
   22,315,000   CALIFORNIA STATE SERIES 2758 (OTHER REVENUE, AMBAC INSURED)ss+/-     0.64     04/01/2010       22,315,000
    8,560,000   CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER REVENUE, CALYON
                BANK LOC)ss+/-                                                       0.12     05/01/2040        8,560,000
   16,525,000   CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK
                OF AMERICA NA LOC)ss+/-                                              0.15     05/01/2040       16,525,000
    8,075,000   CALIFORNIA STATE SERIES B SUBSERIES B6 (OTHER REVENUE, KBC
                BANK NV LOC)ss+/-                                                    0.23     05/01/2040        8,075,000
   29,520,000   CALIFORNIA STATE SERIES B3 (GO -  STATES TERRITORIES, BNP
                PARIBAS & BANK OF NEW YORK LOC)ss+/-                                 0.08     05/01/2033       29,520,000
   22,600,000   CALIFORNIA STATE SERIES B4 (GO - STATES, TERRITORIES, BANQUE
                NATIONALE PARIS LOC)ss+/-                                            0.10     05/01/2033       22,600,000
    4,600,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC A6
                (PROPERTY TAX REVENUE, CITIBANK NA LOC)ss+/-                         0.15     05/01/2034        4,600,000
    3,800,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B4
                (PROPERTY TAX REVENUE, CITIBANK NA LOC)ss+/-                         0.17     05/01/2034        3,800,000
   30,650,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B5
                (PROPERTY TAX REVENUE, CITIBANK NA LOC)ss+/-                         0.09     05/01/2034       30,650,000
   12,825,000   CALIFORNIA STATEWIDE CDA (HOSPITAL REVENUE, CITIBANK NA
                LOC)ss+/- ++                                                         0.97     08/15/2038       12,825,000
    5,900,000   CALIFORNIA STATEWIDE CDA 1030 POST STREET APARTMENTS SERIES Y
                (MFHR, FHLMC INSURED)ss+/-                                           0.33     02/01/2039        5,900,000
    2,155,000   CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
                INSURED)ss+/-                                                        0.43     07/01/2027        2,155,000
    6,270,000   CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H
                (MFHR)ss+/-                                                          0.33     07/01/2027        6,270,000
    2,745,000   CALIFORNIA STATEWIDE CDA ARBOR RIDGE APARTMENTS SERIES B
                (MFHR, FHLMC INSURED)ss+/-                                           0.35     11/01/2036        2,745,000
    4,355,000   CALIFORNIA STATEWIDE CDA ARCHER SCHOOL FOR GIRLS INCORPORATED
                (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-             0.82     05/01/2035        4,355,000
   36,550,000   CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT
                (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                      0.67     04/01/2039       36,550,000
    7,180,000   CALIFORNIA STATEWIDE CDA CHADWICK SCHOOL (OTHER REVENUE,
                ALLIED IRISH BANK PLC LOC)ss+/-                                      0.35     10/01/2029        7,180,000
    4,000,000   CALIFORNIA STATEWIDE CDA CHARTER COURT APARTMENTS SERIES L
                (MFHR, FHLMC INSURED)ss+/-                                           0.35     09/01/2040        4,000,000
    6,000,000   CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL SERIES C
                (HEALTHCARE FACILITIES REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.20     08/15/2034        6,000,000
    2,000,000   CALIFORNIA STATEWIDE CDA CULINARY INSTITUTE OF AMERICA (OTHER
                REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             1.10     10/01/2038        2,000,000
    1,925,000   CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS SERIES TT (HOUSING
                REVENUE, FNMA INSURED)ss+/-                                          0.33     12/15/2034        1,925,000
    6,000,000   CALIFORNIA STATEWIDE CDA HERITAGE PARK APARTMENTS SERIES C
                (MFHR, FHLMC INSURED)ss+/-                                           0.33     01/01/2038        6,000,000
    8,500,000   CALIFORNIA STATEWIDE CDA HORIZONS INDIO SERIES F (HOUSING
                REVENUE, CITIBANK NA LOC)ss+/-                                       0.37     07/01/2038        8,500,000
   11,337,000   CALIFORNIA STATEWIDE CDA IVY HILL APARTMENTS PROJECT SERIES I
                (MFHR, FNMA INSURED)ss+/-                                            0.33     02/01/2033       11,337,000
    5,580,000   CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ
                (MFHR, US BANK NA LOC)ss+/-                                          0.21     11/01/2031        5,580,000
   18,110,000   CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT
                (OTHER REVENUE, BANK OF NEW YORK LOC)ss+/-                           0.06     12/01/2036       18,110,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                        RATE        DATE           VALUE
---------       -------------                                                      --------   ----------   --------------
CALIFORNIA (continued)
$   6,135,000   CALIFORNIA STATEWIDE CDA MARIN HORIZON SCHOOL (PRIVATE SCHOOL
                REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             0.82%    07/01/2036   $    6,135,000
    6,500,000   CALIFORNIA STATEWIDE CDA MARINEARS POINTE SERIES A (MFHR,
                FNMA INSURED)ss+/-                                                   0.15     02/15/2036        6,500,000
    9,390,000   CALIFORNIA STATEWIDE CDA BELMONT PROJECT SERIES F (MFHR, FNMA
                INSURED)ss+/-                                                        0.33     06/15/2038        9,390,000
   10,700,000   CALIFORNIA STATEWIDE CDA MFHR CANYON COUNTRY APARTMENTS
                SERIES M (MFHR, FHLMC INSURED)ss+/-                                  0.33     12/01/2034       10,700,000
    3,985,000   CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES
                R (MFHR, FNMA INSURED)ss+/-                                          0.33     10/15/2030        3,985,000
   12,000,000   CALIFORNIA STATEWIDE CDA MFHR IMPERIAL PARK APARTMENTS SERIES
                00 (HOUSING REVENUE, FNMA INSURED)ss+/-                              0.40     11/01/2040       12,000,000
    3,200,000   CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE,
                FNMA INSURED)ss+/-                                                   0.33     04/15/2035        3,200,000
   11,330,000   CALIFORNIA STATEWIDE CDA NATIONAL CENTER INTERNATIONAL
                SCHOOLS A (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                LOC)ss+/-                                                            1.10     05/01/2026       11,330,000
   14,340,000   CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING SERIES Y
                (MFHR, FNMA INSURED)ss+/-                                            0.33     08/01/2031       14,340,000
    8,640,000   CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS SERIES Y
                (MFHR, FNMA INSURED)ss+/-                                            0.33     10/15/2030        8,640,000
   11,200,000   CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS SERIES M
                (MFHR, FNMA INSURED)ss+/-                                            0.33     08/15/2034       11,200,000
   10,460,000   CALIFORNIA STATEWIDE CDA REVENUE (OTHER REVENUE, BANK OF
                AMERICA NA LOC)ss+/-                                                 0.20     07/01/2034       10,460,000
    5,265,000   CALIFORNIA STATEWIDE CDA SEASONS SENIOR APARTMENTS SERIES B
                (MFHR, FNMA INSURED)ss+/-                                            0.33     05/15/2037        5,265,000
   15,500,000   CALIFORNIA STATEWIDE CDA SERIES 2680 (OTHER REVENUE, JPMORGAN
                CHASE BANK LOC)ss+/-                                                 0.49     05/18/2018       15,500,000
   15,000,000   CALIFORNIA STATEWIDE CDA SERIES F (HEALTHCARE FACILITIES
                REVENUE, BANK OF AMERICA NA LOC)ss+/-                                0.20     07/01/2041       15,000,000
    5,665,000   CALIFORNIA STATEWIDE CDA SUNRISE OF DANVILLE PROJECT SERIES A
                (MFHR, FNMA INSURED)ss+/-                                            0.33     05/01/2027        5,665,000
    4,025,000   CALIFORNIA STATEWIDE CDA SWEEP LOAN PROGRAM SERIES A
                (HEALTHCARE FACILITIES REVENUE, CITIBANK NA LOC)ss+/-                0.20     08/01/2035        4,025,000
    1,900,000   CALIFORNIA STATEWIDE CDA TOURO UNIVERSITY PROJECT (COLLEGE &
                UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)+/-                      0.10     09/01/2029        1,900,000
      345,000   CALIFORNIA STATEWIDE CDA TRINITY & FAMILY SERVICES PROJECT
                (LEASE REVENUE, CITIZENS BANK LOC)ss+/-                              0.15     11/01/2027          345,000
   10,000,000   CALIFORNIA STATEWIDE CDA UNIVERSITY OF SAN DIEGO (COLLEGE &
                UNIVERSITY REVENUE, BANQUE NATIONALE PARIS LOC)ss+/-                 0.15     10/01/2045       10,000,000
    4,000,000   CALIFORNIA STATEWIDE CDA VILLA PASEO SENIOR PROJECT MM (MFHR,
                EAST WEST BANK LOC)ss+/-                                             0.29     11/01/2035        4,000,000
    3,620,000   CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA SERIES CCC
                (MFHR, FNMA INSURED)ss+/-                                            0.33     11/15/2039        3,620,000
    4,375,000   CALIFORNIA STATEWIDE CDA VILLAGE AT NINTH APARTMENTS SERIES D
                (HOUSING REVENUE, FNMA INSURED)ss+/-                                 0.33     11/15/2035        4,375,000
   81,250,000   CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH SERIES A
                (OTHER REVENUE, BANK OF NEW YORK LOC)ss+/-                           1.10     06/01/2039       81,250,000
    1,160,000   CALIFORNIA STATEWIDE COMMUNITIES AUTHORITY CENTER FOR EARLY
                EDUCATION (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                LOC)ss+/-                                                            0.82     09/01/2031        1,160,000
    4,538,000   CALIFORNIA UNIVERSITY OF SAN FRANCISCO SERIES 2005B
                (EDUCATIONAL FACILITIES REVENUE, BANK OF AMERICA NA LOC)ss+/-        0.15     10/01/2035        4,538,000
    1,900,000   CASTACIC CA USD COP SCHOOL FACILITIES BRIDGE FUNDING PROGRAM
                (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-               3.25     09/01/2026        1,900,000
    6,640,000   CENTRAL BASIN CA MUNICIPAL WATER DISTRIBUTION SERIES B (WATER
                REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             0.35     08/01/2037        6,640,000
    2,100,000   CONCORD CA MFHR (OTHER REVENUE, FHLMC INSURED)ss+/-                  0.40     12/01/2016        2,100,000
   14,500,000   CONTRA COSTA COUNTY CA CREEKVIEW APARTMENTS SERIES B (MFHR,
                FHLMC INSURED)ss+/-                                                  0.33     07/01/2036       14,500,000
    2,000,000   CONTRA COSTA COUNTY CA MFHR (HOUSING REVENUE, FHLMC
                INSURED)ss+/-                                                        0.28     10/15/2033        2,000,000
    2,000,000   CONTRA COSTA COUNTY CA MFHR SERIES B REMARKETED 09/28/94
                (MFHR LOC, FNMA INSURED)ss+/-                                        0.15     11/15/2022        2,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                        RATE        DATE           VALUE
---------       -------------                                                      --------   ----------   --------------
CALIFORNIA (continued)
$  26,375,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-287 (OTHER
                REVENUE, MBIA INSURED)ss+/-                                          0.21%    09/01/2037   $   26,375,000
    5,142,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-477 (OTHER
                REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.33     12/01/2024        5,142,000
    4,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-457 (OTHER
                REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.26     08/01/2032        4,000,000
   14,406,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-490 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.26     08/01/2042       14,406,000
    1,110,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-561 (OTHER
                REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.39     07/01/2031        1,110,000
    2,940,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-600 (WATER
                REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.26     02/01/2038        2,940,000
    5,505,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.26     08/01/2028        5,505,000
    4,065,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-628 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.26     08/01/2031        4,065,000
    2,995,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-629 (PROPERTY TAX
                REVENUE, MBIA INSURED)ss+/-                                          0.26     08/01/2031        2,995,000
    4,520,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-630 (PROPERTY TAX
                REVENUE, MBIA INSURED)ss+/-                                          0.26     02/01/2024        4,520,000
   11,910,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-631 (PROPERTY TAX
                REVENUE, MBIA INSURED)ss+/-                                          0.26     09/01/2027       11,910,000
    6,570,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-632 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.26     08/01/2033        6,570,000
    2,385,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-500 (OTHER
                REVENUE, AMBAC INSURED)ss+/-                                         0.29     11/01/2038        2,385,000
    1,690,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-525 (OTHER
                REVENUE, FGIC INSURED)ss+/-                                          0.26     06/01/2035        1,690,000
    1,025,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-575 (OTHER
                REVENUE, AMBAC INSURED)ss+/-                                         0.26     09/01/2029        1,025,000
    6,460,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-625 (OTHER
                REVENUE, AMBAC INSURED)ss+/-                                         0.26     06/01/2028        6,460,000
   22,330,000   EAST BAY CA MUD SERIES A1 (OTHER REVENUE)ss+/-                       0.39     06/01/2026       22,330,000
   21,735,000   EAST BAY CA MUD SERIES A2 (OTHER REVENUE)ss+/-                       0.39     06/01/2026       21,735,000
   31,600,000   EAST BAY CA MUD SUBSERIES A1 (OTHER REVENUE, DEXIA CREDIT
                LOCAL DE FRANCE LOC)ss+/-                                            0.90     06/01/2038       31,600,000
   23,420,000   EAST BAY CA MUD SUBSERIES A4 (OTHER REVENUE, DEXIA CREDIT
                LOCAL DE FRANCE LOC)ss+/-                                            0.90     06/01/2038       23,420,000
    6,950,000   EAST BAY CA MUD SUBSERIES B1 (OTHER REVENUE, DEXIA CREDIT
                LOCAL DE FRANCE LOC)ss+/-                                            0.90     06/01/2038        6,950,000
    6,905,000   EAST BAY CA MUD SUBSERIES C (OTHER REVENUE, DEXIA CREDIT
                LOCAL DE FRANCE LOC)ss+/-                                            0.90     06/01/2027        6,905,000
    3,570,000   EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER
                CTFS PARTNERSHIP SERIES D (WATER REVENUE, LLOYDS BANK LOC)ss+/-      0.07     07/01/2023        3,570,000
    8,260,000   EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER
                CTFS PARTNERSHIP SERIES F (WATER REVENUE, JPMORGAN CHASE BANK
                LOC)ss+/-                                                            0.12     07/01/2038        8,260,000
    9,800,000   FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING REVENUE,
                FNMA INSURED)ss+/-                                                   0.33     08/15/2026        9,800,000
   18,055,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
                TOBACCO SETTLEMENT EAGLE 20060117 CLASS A (OTHER REVENUE,
                FGIC INSURED)ss+/-                                                   0.54     06/01/2035       18,055,000
   11,500,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
                TOBACCO SETTLEMENT ROCS RR II R-11432 (OTHER REVENUE,
                CITIBANK NA LOC)ss+/-                                                0.44     06/01/2045       11,500,000
   19,085,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
                TOBACCO SETTLEMENT ROCS RR II R-11442 (OTHER REVENUE,
                CITIBANK NA LOC)ss+/-                                                0.44     06/01/2045       19,085,000
    6,515,000   HARTNELL CA COMMUNITY COLLEGE DISTRICT SERIES 2966 (PROPERTY
                TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                           0.59     06/01/2014        6,515,000
    7,400,000   HAYWARD CA HOUSING AUTHORITY MFHR BARRINGTON HILLS SERIES A
                (HOUSING REVENUE, FNMA INSURED)ss+/-                                 0.15     06/15/2025        7,400,000
    4,000,000   HAYWARD CA MFHR SHOREWOOD SERIES A REMARKETED 03/17/94 (MFHR,
                FGIC INSURED)ss+/-                                                   0.26     07/15/2014        4,000,000
    6,450,000   HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A
                (HOUSING REVENUE, US BANK NA INSURED)ss+/-                           0.21     08/01/2032        6,450,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                        RATE        DATE           VALUE
---------       -------------                                                      --------   ----------   --------------
CALIFORNIA (continued)
$   1,000,000   HEMET CA MFHR SUNWEST RETIREMENT SERIES A (MFHR, FHLMC
                INSURED)ss+/-                                                        0.15%    01/01/2025   $    1,000,000
    5,190,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                (LEASE REVENUE, FIRST SECURITY BANK LOC)ss+/-                        2.50     02/01/2028        5,190,000
    7,505,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                (LEASE REVENUE, FIRST SECURITY BANK LOC)ss+/-                        2.50     02/01/2038        7,505,000
    4,955,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-               2.50     02/01/2018        4,955,000
      325,000   IRVINE CA USD COMMUNITY FACILITIES DISTRICT SERIES 06-1 (TAX
                REVENUE, BANK OF AMERICA NA LOC)ss+/-                                0.20     03/01/2012          325,000
    4,000,000   IRVINE RANCH CA WATER DISTRICT BANK OF AMERICA INSURED (WATER
                & SEWER REVENUE, BANK OF AMERICA NALOC)ss+/-                         0.20     04/01/2033        4,000,000
   13,610,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST (PROPERTY TAX REVENUE,
                JPMORGAN CHASE BANK LOC)ss+/- ++                                     0.27     08/01/2015       13,610,000
   31,000,000   KERN COUNTY CA TRAN (OTHER REVENUE)                                  3.00     06/30/2009       31,033,935
    5,500,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                PROJECT SERIES C (HOUSING REVENUE, FNMA INSURED)ss+/-                0.15     12/01/2026        5,500,000
    4,000,000   LOMA LINDA CA HOSPITAL LOMA LINDA UNIVERSITY MEDICAL CENTER B
                (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)ss+/-                      0.20     12/01/2038        4,000,000
   17,000,000   LOMA LINDA CA LOMA LINDA UNIVERSITY SERIES B (HEALTHCARE
                FACILITIES REVENUE, BANK OF AMERICA NA LOC)ss+/-                     0.20     12/01/2037       17,000,000
   13,090,000   LOS ANGELES CA BEVERLY PARK APARTMENTS SERIES A (MFHR, FHLMC
                INSURED)ss+/-                                                        0.33     08/01/2018       13,090,000
    4,780,000   LOS ANGELES CA COMMUNITY COLLEGE DISTRICT SERIES 2864
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                 0.59     08/01/2014        4,780,000
    7,265,000   LOS ANGELES CA COMMUNITY RDA MFHR SECOND & CENTRAL APARTMENTS
                PROJECT (HOUSING REVENUE, HSBC BANK USA NA LOC)ss+/-                 0.30     12/01/2038        7,265,000
    6,290,000   LOS ANGELES CA COMMUNITY RDA SECURITY BUILDING PROJECT SERIES
                A (MFHR, FNMA INSURED)ss+/-                                          0.35     12/15/2034        6,290,000
    4,930,000   LOS ANGELES CA COP LOYOLA HIGH SCHOOL SERIES A (LEASE
                REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             0.82     12/01/2035        4,930,000
    2,910,000   LOS ANGELES CA COP NOTRE DAME HIGH SCHOOL SERIES A (LEASE
                REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             0.82     09/01/2036        2,910,000
      500,000   LOS ANGELES CA COP WINDWARD SERIES A (PRIVATE SCHOOL REVENUE,
                ALLIED IRISH BANK PLC LOC)ss+/-                                      0.82     07/01/2037          500,000
    2,000,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES
                INTERNATIONAL AIRPORT SERIES C1 (AIRPORT REVENUE, BANQUE
                NATIONALE PARIS LOC)ss+/-                                            0.15     05/15/2020        2,000,000
    9,865,000   LOS ANGELES CA DW&P (ELECTRIC REVENUE, FIRST SECURITY BANK
                LOC)ss+/- ++                                                         0.54     07/01/2039        9,865,000
    9,250,000   LOS ANGELES CA DW&P CLASS A (WATER REVENUE, AMBAC INSURED)ss+/-      0.49     07/01/2035        9,250,000
    5,340,000   LOS ANGELES CA DW&P ROCS RR II-11531 (WATER & SEWER REVENUE,
                MBIA INSURED)ss+/-                                                   0.39     07/01/2025        5,340,000
   15,000,000   LOS ANGELES CA DW&P SUBSERIES A1 (ELECTRIC REVENUE)ss+/-             0.15     07/01/2035       15,000,000
    2,220,000   LOS ANGELES CA HOUSING AUTHORITY MEADOWRIDGE APARTMENTS
                PROJECT (MFHR, FNMA INSURED)ss+/-                                    0.18     09/01/2018        2,220,000
    4,700,000   LOS ANGELES CA MFHR FOUNTAIN PARK PROJECT SERIES P (MFHR)ss+/-       0.35     04/15/2033        4,700,000
    3,540,000   LOS ANGELES CA MISSION VILLAGE TERRACE APARTMENTS (MFHR, EAST
                WEST BANK LOC)ss+/-                                                  0.29     07/01/2027        3,540,000
   18,500,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US
                BANK NA LOC)ss+/-                                                    0.08     07/01/2035       18,500,000
    5,000,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES
                REVENUE)ss+/-                                                        0.08     07/01/2035        5,000,000
   10,600,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A8 (WATER REVENUE)ss+/-        0.08     07/01/2035       10,600,000
   13,795,000   LOS ANGELES CA RR II R-11281 (OTHER REVENUE, AMBAC INSURED)ss+/-     0.39     07/01/2037       13,795,000
   12,830,000   LOS ANGELES CA SUBSERIES B1 (ELECTRIC REVENUE)ss+/-                  0.10     07/01/2034       12,830,000
   23,085,000   LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT
                LOCAL DE FRANCE LOC)ss+/-                                            0.10     07/01/2035       23,085,000
   17,550,000   LOS ANGELES CA TRAN (OTHER REVENUE)                                  3.00     06/30/2009       17,569,907
   27,155,000   LOS ANGELES CA USD TAX & ANTICIPATION NOTES SERIES A (OTHER
                REVENUE)                                                             3.00     07/30/2009       27,223,970
    7,000,000   LOS ANGELES CA WASTE WATER SYSTEM SUBSERIES G (SEWER REVENUE,
                BANK OF AMERICA NA LOC)ss+/-                                         0.17     06/01/2032        7,000,000
   13,200,000   LOS ANGELES CA WASTEWATER SUBSERIES D (SEWER REVENUE, BANK OF
                NOVA SCOTIA LOC)ss+/-                                                0.10     06/01/2028       13,200,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                        RATE        DATE           VALUE
---------       -------------                                                      --------   ----------   --------------
CALIFORNIA (continued)
$   2,800,000   LOS ANGELES CA WASTEWATER SYSTEM SERIES 2254 (OTHER REVENUE,
                MBIA INSURED)ss+/-                                                   0.59%    06/01/2013   $    2,800,000
    7,340,000   LOS ANGELES CA WATER & POWER SERIES 2971 (ELECTRIC REVENUE,
                FIRST SECURITY BANK LOC)ss+/-                                        0.59     01/01/2014        7,340,000
    4,300,000   LOS ANGELES CA WATTS ATHENS APARTMENTS SERIES A (HOUSING
                REVENUE, FHLB INSURED)ss+/-                                          0.29     08/15/2030        4,300,000
    2,500,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
                REVENUE)ss+/-                                                        0.45     09/01/2030        2,500,000
   39,875,000   LOS ANGELES COUNTY CA TRAN SERIES A (OTHER REVENUE)                  3.00     06/30/2009       39,919,285
    7,450,000   LOS RIOS CA COMMUNITY COLLEGE DISTRICT SERIES 2972 (PROPERTY
                TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                           0.59     02/01/2013        7,450,000
    9,260,000   MANTECA CA RDA AMENDED MERGER PROJECT (TAX ALLOCATION
                REVENUE, STATE STREET BANK & TRUST LOC)ss+/-                         0.20     10/01/2042        9,260,000
   24,140,000   MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX
                ALLOCATION REVENUE, AMBAC INSURED)ss+/-                              0.20     01/01/2031       24,140,000
      700,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                SERIES C (WATER REVENUE)ss+/-                                        0.29     07/01/2027          700,000
    6,150,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES B1
                (OTHER REVENUE, CITIBANK NA LOC)ss+/-                                0.10     07/01/2028        6,150,000
    7,185,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES C
                (WATER REVENUE, DEXIA INSURED)ss+/-                                  1.00     10/01/2029        7,185,000
   33,585,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES C3
                (WATER REVENUE)ss+/-                                                 0.45     07/01/2030       33,585,000
   16,725,000   MORGAN HILL CA RDA TAX ALLOCATION OJO DE AGUA REDEVELOPMENT
                PROJECT A (OTHER REVENUE)ss+/-                                       0.17     09/01/2033       16,725,000
    3,100,000   NEWPORT BEACH CA HOAG MEMORIAL HOSPITAL SERIES D (HCFR, BANK
                OF AMERICA NA LOC)ss+/-                                              0.20     12/01/2040        3,100,000
   12,500,000   OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                SERIES C1 (LEASE REVENUE)ss+/-                                       0.15     02/01/2025       12,500,000
    6,070,000   ORANGE COUNTY CA (HOUSING REVENUE, FNMA INSURED)ss+/-                0.35     12/15/2028        6,070,000
    4,700,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT ISSUE G SERIES 1
                (HOUSING REVENUE, FNMA INSURED)ss+/-                                 0.15     11/15/2028        4,700,000
    4,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE
                VILLAS PROJECT (HOUSING REVENUE LOC, FNMA INSURED)ss+/-              0.15     11/15/2028        4,000,000
   14,900,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT PARK
                PLACE APARTMENTS ISSUE A (HOUSING REVENUE LOC, FHLB
                INSURED)ss+/-                                                        0.33     04/01/2024       14,900,000
    8,619,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D
                HARBOR POINTE PROJECT (HOUSING REVENUE, FHLMC LOC)ss+/-              0.15     12/01/2022        8,619,000
      500,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES G3
                (HOUSING REVENUE)ss+/-                                               0.15     11/15/2028          500,000
    4,244,000   ORANGE COUNTY CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT
                DISTRICT 01-1 SERIES A (SPECIAL TAX REVENUE, KBC BANK NV
                LOC)ss+/-                                                            0.20     09/02/2033        4,244,000
    5,060,000   ORANGE COUNTY CA SANITATION DISTRICT SERIES A (LEASE
                REVENUE)ss+/-                                                        0.65     08/01/2029        5,060,000
    1,075,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES 25297 (SEWER
                REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.59     02/01/2015        1,075,000
   39,630,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES B (LEASE
                REVENUE)ss+/-                                                        0.65     08/01/2030       39,630,000
   52,015,000   ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE,
                LLOYDS TSB BANK PLC LOC)ss+/-                                        0.07     08/01/2042       52,015,000
    9,615,000   PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY STREET
                APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-             0.39     12/15/2033        9,615,000
   19,700,000   PITTSBURG CA PUBLIC FINANCING AUTHORITY WATER (WATER REVENUE,
                ALLIED IRISH BANK PLC LOC)ss+/-                                      0.50     06/01/2035       19,700,000
   51,920,000   PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
                COMMUNITY SERIES A (TAX ALLOCATION REVENUE)ss+/-                     0.20     09/01/2035       51,920,000
    7,000,000   RANCHO CA WATER DISTRICT FINANCING AUTHORITY SERIES B (OTHER
                REVENUE, UBS AG LOC)ss+/-                                            0.15     08/15/2031        7,000,000
      160,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-        0.15     03/01/2037          160,000
    3,245,000   RIVERSIDE CA ELECTRIC PUTTERS SERIES 3042Z (ELECTRIC REVENUE,
                FIRST SECURITY BANK LOC)ss+/-                                        0.30     04/01/2016        3,245,000
    4,350,000   RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA
                LOC)ss+/-                                                            0.15     10/01/2035        4,350,000
    1,500,000   RIVERSIDE COUNTY CA HOUSING AUTHORITY MOUNTAIN VIEW
                APARTMENTS SERIES A (MFHR, REDLANDS FEDERAL S&L LOC)ss+/-            0.14     08/01/2025        1,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                        RATE        DATE           VALUE
---------       -------------                                                      --------   ----------   --------------
CALIFORNIA (continued)
$   2,800,000   RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B (IDR)ss+/-     0.28%    07/05/2014   $    2,800,000
   13,200,000   ROSEVILLE CA ELECTRIC SYSTEM COP SERIES B (OTHER REVENUE,
                DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                               1.00     02/01/2035       13,200,000
    7,500,000   ROSEVILLE CA SPECIAL TAX COMMUNITY DISTRICT #1 HIGHLAND
                PREREFUNDED (SPECIAL TAX REVENUE)ss                                  6.30     09/01/2009        7,717,521
    7,000,000   SACRAMENTO CA HOUSING AUTHORITY SHENANDOAH APARTMENTS SERIES
                F (HOUSING REVENUE, FNMA INSURED)ss+/-                               0.33     09/15/2036        7,000,000
   42,050,000   SACRAMENTO CA MUD SERIES K (ELECTRIC REVENUE, BANK OF AMERICA
                NA LOC)ss+/-                                                         0.10     08/15/2028       42,050,000
    5,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
                INSURED)ss+/-                                                        0.15     07/15/2029        5,000,000
    7,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR ARLINGTON CREEK
                APARTMENT SERIES I (HOUSING REVENUE)ss+/-                            0.33     05/15/2034        7,000,000
    6,835,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR CASCADES SERIES D
                (HOUSING REVENUE)ss+/-                                               0.33     09/15/2035        6,835,000
    9,140,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR LOGAN PART
                APARTMENTS ISSUE E (HOUSING REVENUE, FHLMC INSURED)ss+/-             0.35     05/01/2042        9,140,000
    6,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
                APARTMENTS SERIES A (HOUSING REVENUE)ss+/-                           0.33     02/15/2033        6,000,000
    2,900,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SEASONS AT WINTER
                SERIES C2 (MFHR, FHLMC INSURED)ss+/-                                 0.15     08/01/2034        2,900,000
   16,200,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS
                PROJECT ISSUE A (MFHR, FHLMC INSURED)ss+/-                           0.33     12/01/2022       16,200,000
   10,000,000   SACRAMENTO COUNTY CA RIVER POINTE APARTMENTS SERIES B (MFHR,
                FNMA INSURED)ss+/-                                                   0.15     08/15/2027       10,000,000
    1,300,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                ROCS RR II 11579 (SEWER REVENUE, CITIBANK NA LOC)ss+/-               0.39     12/01/2035        1,300,000
    5,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                SUBORDINATE LIEN SACRAMENTO DISTRICT E (SEWER REVENUE, US
                BANK NA LOC)ss+/-                                                    0.10     12/01/2040        5,000,000
    5,050,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                SUBORDINATE LIEN SACRAMENTO REGULATION C (SEWER REVENUE,
                CREDIT AGRICOLE INDOSUEZ LOC)ss+/-                                   0.15     12/01/2030        5,050,000
    7,000,000   SAN BERNARDINO CA REDEVELOPMENT AGENCY SILVER WOODS
                APARTMENTS PROJECT (HOUSING REVENUE, FNMA INSURED)ss+/-              0.33     05/01/2026        7,000,000
    7,319,000   SAN BERNARDINO COUNTY CA COP SERIES A (LEASE REVENUE, BANK OF
                AMERICA NA LOC)ss+/-                                                 0.15     03/01/2024        7,319,000
    5,500,000   SAN BERNARDINO COUNTY CA FLOOD CONTROL DISTRICT (WATER
                REVENUE, UBS AG LOC)ss+/-                                            0.10     08/01/2037        5,500,000
    6,115,000   SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
                SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-                        0.15     05/15/2029        6,115,000
    5,600,000   SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES
                A (HOUSING REVENUE, FNMA INSURED)ss+/-                               0.15     05/15/2029        5,600,000
   14,825,000   SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                (HOUSING REVENUE, FNMA INSURED)ss+/-                                 0.33     01/15/2033       14,825,000
   12,000,000   SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN
                APARTMENTS SERIES B (HOUSING REVENUE)ss+/-                           0.33     01/15/2035       12,000,000
   39,075,000   SAN DIEGO CA USD TAX & ANTICIPATION NOTES (PROPERTY TAX
                REVENUE)                                                             3.00     07/01/2009       39,118,293
   20,900,000   SAN DIEGO COUNTY & SCHOOL DISTRICT PARTNERSHIP TRANS SERIES B
                (OTHER REVENUE)                                                      3.50     06/30/2009       20,930,538
   11,515,000   SAN DIEGO COUNTY & SCHOOL DISTRICT PARTNERSHIPS TRAN (OTHER
                REVENUE)                                                             3.50     06/30/2009       11,532,376
   17,350,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED
                TAX SERIES A (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)ss+/-       0.15     04/01/2038       17,350,000
   39,900,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED
                TAX SERIES B (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)ss+/-       0.18     04/01/2038       39,900,000
   24,000,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED
                TAX SERIES C (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                LOC)ss+/-                                                            0.75     04/01/2038       24,000,000
   14,800,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED
                TAX SERIES D (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                LOC)ss+/-                                                            0.75     04/01/2038       14,800,000
    1,045,000   SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES 2873 (WATER
                REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.59     05/01/2013        1,045,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                        RATE        DATE           VALUE
---------       -------------                                                      --------   ----------   --------------
CALIFORNIA (continued)
$   4,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND
                SERIES 37D (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-             1.00%    05/01/2030   $    4,000,000
   14,555,000   SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION CA MOSCONE
                CENTER (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-                  0.20     04/01/2030       14,555,000
    5,425,000   SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION MOSCONE
                CENTER (LEASE REVENUE, STATE STREET BANK & TRUST LOC)ss+/-           0.15     04/01/2030        5,425,000
    2,700,000   SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE APARTMENTS
                SERIES B (MFHR, CITIBANK NA LOC)ss+/-                                0.50     03/01/2036        2,700,000
    6,540,000   SAN FRANCISCO CA CITY & COUNTY RDA NOTRER DAME APARTMENTS
                SERIES G (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                     0.37     12/01/2033        6,540,000
    9,325,000   SAN FRANCISCO CA CITY & COUNTY RDA ORLANDO CEPEDA PLACE
                SERIES D (MFHR, CITIBANK NA LOC)ss+/-                                0.50     11/01/2033        9,325,000
    1,400,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY (MFHR,
                FNMA INSURED)ss+/-                                                   0.28     06/15/2034        1,400,000
    3,190,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                FACILITIES DISTRICT #4 (OTHER REVENUE, BANK OF AMERICA NA
                LOC)ss+/-                                                            0.15     08/01/2032        3,190,000
    9,250,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                FACILITIES DISTRICT HUNTERS POINT SERIES A (TAX REVENUE, KBC
                BANK NV LOC)ss+/-                                                    0.37     08/01/2036        9,250,000
    3,230,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR
                LELAND POLK SENIOR COMMUNITY SERIES A (MFHR, CITIBANK NA
                LOC)ss+/-                                                            0.50     12/01/2019        3,230,000
    6,250,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY (TOLL
                ROAD REVENUE)##                                                      0.87     01/01/2010        6,230,016
    8,900,000   SAN JOSE CA CINNABAR COMMONS SERIES C (HOUSING REVENUE, BANK
                OF AMERICA NA LOC)ss+/-                                              0.33     02/01/2037        8,900,000
    9,360,000   SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR)ss+/-            0.50     02/01/2038        9,360,000
    7,400,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (HOUSING
                REVENUE, BANK OF NEW YORK LOC)ss+/-                                  0.30     08/01/2035        7,400,000
    5,025,000   SAN LEANDRO CA PARKSIDE COMMONS APARTMENTS PROJECT (MFHR,
                FNMA INSURED)ss+/-                                                   0.17     07/15/2018        5,025,000
    3,955,000   SAN MATEO COUNTY CA BOARD EDUCATION COP SERIES A (LEASE
                REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             0.73     05/01/2035        3,955,000
   37,750,000   SANTA CLARA CA SUBSERIES B (ELECTRIC PLANT REVENUE, DEXIA
                CREDIT LOCAL DE FRANCE LOC)ss+/-                                     0.55     07/01/2027       37,750,000
    5,900,000   SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS
                PROJECT SERIES A (MFHR, FNMA INSURED)ss+/-                           0.15     12/15/2025        5,900,000
    3,120,000   SANTA ROSA CA ALDERBROOK HEIGHTS APARTMENTS (HOUSING REVENUE,
                FHLB INSURED)ss+/-                                                   0.29     05/01/2040        3,120,000
   16,440,000   SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE
                LOC)ss+/-                                                            0.15     06/01/2010       16,440,000
   17,695,000   SIMI VALLEY CA SERIES A (MFHR)ss+/-                                  0.15     07/01/2023       17,695,000
    5,700,000   SIMI VALLEY CA SHADOWRIDGE APARTMENTS PROJECT (HOUSING
                REVENUE, FHLMC INSURED)ss+/-                                         0.33     09/01/2019        5,700,000
    6,100,000   SNOWLINE CA JOINT USD COP (LEASE REVENUE, FIRST SECURITY BANK
                LOC)ss+/-                                                            3.25     09/01/2022        6,100,000
    4,029,000   SOUTH PLACER WASTEWATER AUTHORITY CALIFORNIA SERIES A (SEWER
                REVENUE, STATE STREET BANK & TRUST LOC)ss+/-                         0.29     11/01/2035        4,029,000
   19,900,000   SOUTH PLACER WASTEWATER AUTHORITY CALIFORNIA WASTEWATER
                SERIES B (SEWER REVENUE, STATE STREET BANK & TRUST LOC)ss+/-         0.29     11/01/2027       19,900,000
  126,985,000   SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                REVENUE (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-            1.15     07/01/2019      126,985,000
   11,000,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY PROJECT PALO VERDE
                SUB SERIES A (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-           0.11     07/01/2017       11,000,000
    8,220,000   SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS RR II 11484
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                 0.97     08/01/2029        8,220,000
   12,460,000   UNIVERSITY OF CALIFORNIA (COLLEGE & UNIVERSITY REVENUE, FIRST
                SECURITY BANK LOC)ss+/-                                              0.49     05/15/2038       12,460,000
    2,685,000   UNIVERSITY OF CALIFORNIA SERIES 2496 (OTHER REVENUE, FIRST
                SECURITY BANK LOC)ss+/-                                              0.54     05/15/2014        2,685,000
   12,000,000   UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS (HOUSING
                REVENUE, EAST WEST BANK LOC)ss+/-                                    0.14     08/01/2037       12,000,000
    7,750,000   VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING
                REVENUE FNMA INSURED)ss+/-                                           0.15     05/15/2029        7,750,000
    3,200,000   VACAVILLE CA SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-           0.27     07/15/2018        3,200,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                        RATE        DATE           VALUE
---------       -------------                                                      --------   ----------   --------------
CALIFORNIA (continued)
$   7,425,000   VAL VERDE CA USD COP SERIES A (LEASE REVENUE, BANK OF AMERICA
                NA LOC)ss+/-                                                         0.15%    03/01/2036   $    7,425,000
   17,600,000   VENTURA COUNTY CA (OTHER REVENUE)                                    3.50     07/01/2009       17,627,053
   10,000,000   WHITTIER CA WHITTIER COLLEGE (COLLEGE & UNIVERSITY REVENUE,
                BANK OF AMERICA NA LOC)ss+/-                                         0.27     12/01/2038       10,000,000
    8,340,000   YOSEMITE CA COMMUNITY COLLEGE DISTRICT ROCS RR II R-12225
                (PROPERTY TAX REVENUE, CITIBANK NA LOC)ss+/-                         0.49     08/01/2032        8,340,000
                                                                                                            3,271,440,072
                                                                                                           ---------------
OTHER: 0.23%
    7,960,000   BB&T MUNICIPAL TRUST (LEASE REVENUE, BRANCH BANKING & TRUST
                LOC)ss+/-                                                            0.21     09/01/2026        7,960,000
                                                                                                           ---------------
PUERTO RICO: 0.79%
    5,331,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A (SALES TAX
                REVENUE, AMBAC INSURED)ss+/-                                         0.26     08/01/2049        5,331,000
   11,000,000   PUERTO RICO COMMONWEALTH (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-     0.10     07/01/2034       11,000,000
   11,600,000   PUERTO RICO COMMONWEALTH (PROPERTY TAX REVENUE, WACHOVIA BANK
                LOC)ss+/-(q)                                                         0.10     07/01/2034       11,600,000
                                                                                                               27,931,000
                                                                                                           --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $3,307,331,072)                                                         3,307,331,072
                                                                                                           --------------
COMMERCIAL PAPER: 6.78%
   12,050,000   CALIFORNIA PCFA                                                     1.00      06/01/2009       12,050,000
    4,300,000   DSRD EDMUND RECREATIONAL WATER AUTHORITY                            0.35      07/09/2009        4,300,000
   26,600,000   GOLDEN GATE BRIDGE                                                  0.45      06/09/2009       26,600,000
   15,145,000   LOS ANGELES METROPOLITAN TRANSPORTATION                             0.40      06/04/2009       15,145,000
   31,615,000   SACRAMENTO MUD                                                      0.47      06/08/2009       31,615,000
   22,600,000   SAN DIEGO REGIONAL AIRPORT AUTHORITY                                0.55      06/11/2009       22,600,000
   17,260,000   SAN FRANCISCO PUBLIC UTILITIES COMMISSION                           0.30      08/12/2009       17,260,000
   17,365,000   SAN FRANCISCO PUBLIC UTILITIES COMMISSION                           0.60      08/06/2009       17,365,000
   35,770,000   UNIVERSITY OF CALIFORNIA                                            0.30      08/06/2009       35,770,000
   32,685,000   UNIVERSITY OF CALIFORNIA                                            0.40      07/09/2009       32,685,000
   25,000,000   UNIVERSITY OF CALIFORNIA                                            0.50      06/18/2009       25,000,000
                                                                                                           --------------
TOTAL COMMERCIAL PAPER (COST $240,390,000)                                                                    240,390,000
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,547,721,072)*                                                    100.09%                          $3,547,721,072
OTHER ASSETS AND LIABILITIES, NET                                          (0.09)                              (3,081,353)
                                                                          ------                           -------------
TOTAL NET ASSETS                                                          100.00%                          $3,544,639,719
                                                                          ------                           --------------

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

(q)  CREDIT ENHANCEMENT IS PROVIDED BY A NON-CONTROL AFFILIATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                       RATE        DATE           VALUE
------------   -------------                                                     --------   ----------   ---------------
CERTIFICATES OF DEPOSIT: 11.53%
$ 41,100,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                          0.45%    10/01/2009   $    41,100,000
  13,000,000   BANK OF AMERICA NA                                                  0.38     06/12/2009        13,000,306
  89,500,000   BANK OF IRELAND (STAMFORD)                                          1.92     06/22/2009        89,500,000
  14,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                    1.51     09/02/2009        14,015,056
  14,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                    1.52     09/08/2009        14,016,579
 362,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                  1.33     08/14/2009       362,000,000
 160,400,000   BARCLAYS BANK PLC (NEW YORK)+/-ss                                   1.11     04/07/2010       160,400,000
  78,200,000   BARCLAYS BANK PLC (NEW YORK)                                        1.35     06/18/2009        78,200,000
  85,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                     1.47     11/04/2009        85,000,000
  78,000,000   BNP PARIBAS (NEW YORK)                                              0.77     11/12/2009        78,000,000
 111,750,000   BNP PARIBAS (NEW YORK)                                              1.04     06/25/2009       111,750,186
  48,750,000   CALYON (NEW YORK)                                                   0.83     06/23/2009        48,750,000
 150,000,000   CALYON (NEW YORK)                                                   1.30     06/19/2009       150,000,000
 192,000,000   DEUTSCHE BANK (NEW YORK)+/-                                         1.39     08/04/2009       192,000,000
 189,700,000   LLOYDS TSB BANK PLC (NEW YORK)                                      1.49     07/09/2009       189,701,987
  64,000,000   NATIONAL AUSTRALIA BANK (NEW YORK)                                  0.57     07/09/2009        64,000,000
 190,000,000   RABOBANK NEDERLAND NV (NEW YORK)                                    0.75     11/09/2009       190,000,000
  81,000,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                  1.51     10/01/2009        81,000,000
  47,000,000   SOCIETE GENERALE (NEW YORK)+/-ss                                    0.67     05/05/2011        47,000,000
 162,000,000   SOCIETE GENERALE (NEW YORK)+/-ss                                    1.03     04/05/2010       162,000,000
  85,000,000   SVENSKA HANDELSBANKEN (NEW YORK)                                    0.44     08/14/2009        85,000,873
  78,000,000   SVENSKA HANDELSBANKEN (NEW YORK)                                    0.48     08/11/2009        78,001,536
 165,000,000   UNICREDITO ITALIANO (NEW YORK)+/-ss                                 1.05     10/14/2009       165,000,000
  50,000,000   UNICREDITO ITALIANO (NEW YORK)                                      1.16     08/05/2009        50,000,450
  26,000,000   UNICREDITO ITALIANO SPA                                             0.82     07/20/2009        26,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $2,575,436,973)                                                        2,575,436,973
                                                                                                         ---------------
COMMERCIAL PAPER: 58.72%
  27,000,000   ABN-AMRO NORTH AMERICA INCORPORATED##                               0.30     06/29/2009        26,993,700
  24,000,000   ACTS RETIREMENT-LIFE##                                              1.20     07/01/2009        23,976,000
  61,000,000   ALLIED IRISH BANKS PLC##++                                          0.47     06/02/2009        60,999,204
 109,200,000   ALLIED IRISH BANKS PLC##++                                          1.66     07/08/2009       109,013,693
  21,000,000   AMERICAN HONDA FINANCE##(p)                                         0.75     08/18/2009        20,965,875
  83,000,000   AMSTEL FUNDING CORPORATION##++(p)                                   1.80     06/19/2009        82,925,300
  85,000,000   AMSTEL FUNDING CORPORATION##++(p)                                   1.90     06/10/2009        84,959,625
  11,000,000   AMSTEL FUNDING CORPORATION##++(p)                                   1.95     06/24/2009        10,986,296
  67,000,000   AMSTEL FUNDING CORPORATION##++(p)                                   2.00     06/26/2009        66,906,944
 108,000,000   AMSTEL FUNDING CORPORATION##++(p)                                   2.15     06/01/2009       108,000,000
  18,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                0.52     07/23/2009        17,986,480
 109,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                0.55     08/05/2009       108,891,757
  12,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                0.55     08/06/2009        11,987,900
  52,453,000   AMSTERDAM FUNDING CORPORATION##++(p)                                0.88     06/05/2009        52,447,871
  23,000,000   ANTALIS US FUNDING CORPORATION##++(p)                               0.70     07/22/2009        22,977,192
   8,100,000   ANTALIS US FUNDING CORPORATION##++(p)                               0.75     06/09/2009         8,098,650
  23,000,000   ANTALIS US FUNDING CORPORATION##++(p)                               0.80     06/09/2009        22,995,911
  60,750,000   ANTALIS US FUNDING CORPORATION##++(p)                               1.05     06/01/2009        60,750,000
  20,000,000   ANTALIS US FUNDING CORPORATION##++(p)                               1.05     07/07/2009        19,979,000
  63,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                              0.51     09/14/2009        62,906,288
  59,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                              0.55     09/08/2009        58,910,762
  64,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                              0.57     09/08/2009        63,899,680
  28,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                              0.85     08/24/2009        27,944,467
  45,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                              3.41     06/11/2009        44,957,375
  50,000,000   ASB FINANCE LIMITED (LONDON)##++                                    0.68     09/25/2009        49,890,444
  49,000,000   ASB FINANCE LIMITED (LONDON)##++                                    0.82     07/08/2009        48,958,704
  11,000,000   ASB FINANCE LIMITED (LONDON)##++                                    0.95     09/01/2009        10,973,294
  40,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   1.00     11/18/2009        40,000,000
 103,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   1.18     11/02/2009       103,000,000
  91,000,000   ASB FINANCE LIMITED (LONDON)##++                                    1.58     07/22/2009        90,796,312
  34,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.30     06/08/2009        33,998,017
 122,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.40     07/06/2009       121,952,556
  20,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.40     07/07/2009        19,992,000
  30,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.42     06/16/2009        29,994,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                       RATE        DATE           VALUE
------------   -------------                                                     --------   ----------   ---------------
COMMERCIAL PAPER (continued)
$ 32,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.42%    07/07/2009   $    31,986,560
  30,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.45     07/27/2009        29,979,000
  19,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.47     07/09/2009        18,990,574
  36,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.50     08/03/2009        35,968,500
  42,650,000   ATLANTIS ONE FUNDING##++(p)                                         0.35     08/27/2009        42,613,925
  54,627,000   ATLANTIS ONE FUNDING##++(p)                                         0.47     07/20/2009        54,592,054
  25,750,000   ATLANTIS ONE FUNDING##++(p)                                         0.47     07/21/2009        25,733,191
  47,000,000   ATLANTIS ONE FUNDING##++(p)                                         0.47     07/22/2009        46,968,706
  15,000,000   ATLANTIS ONE FUNDING##++(p)                                         0.55     07/08/2009        14,991,521
  15,075,000   ATLANTIS ONE FUNDING##++(p)                                         0.58     07/07/2009        15,066,256
   6,000,000   ATLANTIS ONE FUNDING##++(p)                                         0.62     06/23/2009         5,997,727
  70,000,000   BANCO BILBAO VIZCAYA LONDON##++                                     0.90     08/17/2009        69,865,250
  47,000,000   BANCO BILBAO VIZCAYA LONDON##++                                     1.02     11/04/2009        46,792,260
  24,000,000   BANCO BILBAO VIZCAYA LONDON##++                                     1.02     11/06/2009        23,892,560
  32,000,000   BANCO BILBAO VIZCAYA LONDON##++                                     1.02     11/10/2009        31,853,120
  55,500,000   BANK OF IRELAND##++                                                 1.05     06/17/2009        55,474,100
 150,750,000   BNP PARIBAS FINANCE INCORPORATED##                                  1.05     06/18/2009       150,675,538
  39,000,000   BNZ INTERNATIONAL FUNDING##++                                       1.29     06/09/2009        38,988,820
 151,981,000   CALYON NORTH AMERICA INCORPORATED##(p)                              0.61     08/06/2009       151,811,035
  77,000,000   CALYON NORTH AMERICA INCORPORATED##(p)                              0.87     07/02/2009        76,942,314
  44,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                             0.30     06/22/2009        43,992,300
  26,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                             0.31     06/19/2009        25,995,970
   5,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                             0.35     06/24/2009         4,998,882
 178,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                             0.90     07/17/2009       177,795,300
  47,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                             0.95     07/07/2009        46,955,350
  73,250,000   CANCARA ASSET SECURITIZATION LLC##++(p)                             1.00     07/02/2009        73,186,924
  80,750,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##           0.30     07/13/2009        80,721,738
  80,750,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##           0.30     07/20/2009        80,717,027
  35,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                            0.60     06/01/2009        35,000,000
 193,500,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                            1.15     07/30/2009       193,135,306
  21,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                            1.30     07/14/2009        20,967,392
  71,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.60     06/03/2009        70,997,633
  77,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.85     07/02/2009        76,943,640
  61,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  1.00     07/13/2009        60,928,833
  61,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  1.15     08/05/2009        60,873,340
 110,500,000   DANSKE CORPORATION##++                                              0.38     08/17/2009       110,410,188
  45,000,000   DANSKE CORPORATION##++                                              0.85     06/23/2009        44,976,625
  13,000,000   DNB NOR BANK ASA##++                                                0.42     08/06/2009        12,989,990
  31,000,000   DNB NOR BANK ASA##++                                                0.51     09/28/2009        30,947,739
  47,250,000   DNB NOR BANK ASA##++                                                0.75     09/09/2009        47,151,562
  46,000,000   DNB NOR BANK ASA##++                                                0.77     09/08/2009        45,903,228
 190,000,000   DNB NOR BANK ASA##++                                                1.73     07/06/2009       189,681,354
  73,000,000   E.ON AG##++                                                         0.30     06/19/2009        72,989,050
  32,350,000   E.ON AG##++                                                         0.40     06/01/2009        32,350,000
  22,000,000   E.ON AG##++                                                         0.70     06/24/2009        21,990,161
  20,890,000   E.ON AG##++                                                         0.85     06/08/2009        20,886,547
 102,000,000   E.ON AG##++                                                         0.85     06/09/2009       101,980,734
  73,500,000   E.ON AG##++                                                         0.87     06/10/2009        73,484,014
 122,000,000   EBBETS FUNDING LLC##++(p)                                           0.50     06/02/2009       121,998,306
  62,000,000   EBBETS FUNDING LLC##++(p)                                           0.50     06/03/2009        61,998,278
  37,000,000   EBBETS FUNDING LLC##++(p)                                           0.55     06/24/2009        36,986,999
  24,000,000   EDISON ASSET SECURITIZATION LLC##++(p)                              0.50     07/27/2009        23,981,333
  28,000,000   EKSPORTFINANS ASA##++                                               0.25     06/26/2009        27,995,139
  20,000,000   EKSPORTFINANS ASA##++                                               0.85     06/11/2009        19,995,278
 117,500,000   EKSPORTFINANS ASA##++                                               1.50     09/02/2009       117,044,687
  31,000,000   ELYSIAN FUNDING LLC##++(p)                                          0.50     06/02/2009        30,999,569
  77,000,000   ELYSIAN FUNDING LLC##++(p)                                          0.50     06/03/2009        76,997,861
  16,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                  0.50     07/07/2009        15,992,000
  59,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                  0.50     07/10/2009        58,968,042
  15,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                  0.65     08/12/2009        14,980,500
  31,000,000   FAIRWAY FINANCE CORPORATION##++(p)                                  0.28     06/11/2009        30,997,589
 302,000,000   FORTIS FUNDING LLC##++                                              0.23     06/01/2009       302,000,000
  10,000,000   GDF SUEZ##++                                                        0.25     06/10/2009         9,999,325

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                       RATE        DATE           VALUE
------------   -------------                                                     --------   ----------   ---------------
COMMERCIAL PAPER (continued)
$ 39,000,000   GDF SUEZ##++                                                        0.28%    06/17/2009   $    38,995,147
  33,000,000   GDF SUEZ##++                                                        0.31     06/26/2009        32,992,896
  23,000,000   GDF SUEZ##++                                                        0.32     06/24/2009        22,995,298
  40,000,000   GDF SUEZ##++                                                        0.35     07/24/2009        39,979,389
  39,000,000   GDF SUEZ##++                                                        0.35     07/28/2009        38,978,388
  21,000,000   GDF SUEZ##++                                                        0.37     07/27/2009        20,987,913
  28,000,000   GDF SUEZ##++                                                        0.37     07/29/2009        27,983,309
  14,054,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.37     08/19/2009        14,042,589
   8,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.37     08/21/2009         7,993,340
  27,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.50     08/05/2009        26,975,625
 117,710,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.52     07/28/2009       117,613,085
  49,857,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.53     07/15/2009        49,824,704
  14,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.53     07/22/2009        13,989,488
  11,069,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.53     07/23/2009        11,060,526
  16,925,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.58     07/09/2009        16,914,638
   7,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.60     07/02/2009         6,996,383
  24,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.60     07/07/2009        23,985,600
   8,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.60     07/08/2009         7,995,067
  42,236,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.87     06/08/2009        42,228,855
  60,000,000   GOVCO LLC##++(p)                                                    0.45     07/27/2009        59,958,000
  60,000,000   GOVCO LLC##++(p)                                                    0.50     07/22/2009        59,957,500
  15,000,000   GOVCO LLC##++(p)                                                    0.50     08/11/2009        14,985,208
  24,000,000   GRAMPIAN FUNDING LLC##++(p)                                         0.39     06/04/2009        23,999,220
 137,600,000   GRAMPIAN FUNDING LLC##++(p)                                         0.80     08/20/2009       137,355,378
  53,000,000   GRAMPIAN FUNDING LLC##++(p)                                         0.91     08/18/2009        52,895,502
  84,000,000   GRAMPIAN FUNDING LLC##++(p)                                         1.22     07/23/2009        83,851,973
  70,000,000   GRAMPIAN FUNDING LLC##++(p)                                         1.45     06/15/2009        69,960,528
  29,000,000   HSBC USA INCORPORATED##                                             0.29     06/09/2009        28,998,131
   8,000,000   ICICI BANK LIMITED##                                                1.33     07/16/2009         7,986,700
  30,400,000   ING USA FUNDING LLC##                                               0.37     08/28/2009        30,372,505
  30,000,000   ING USA FUNDING LLC##                                               0.51     07/01/2009        29,987,250
  18,000,000   ING USA FUNDING LLC##                                               0.55     07/15/2009        17,987,900
  17,000,000   ING USA FUNDING LLC##                                               0.72     07/14/2009        16,985,380
  64,000,000   ING USA FUNDING LLC##                                               0.75     07/07/2009        63,952,000
  37,900,000   ING USA FUNDING LLC##                                               1.71     07/01/2009        37,845,993
  66,000,000   INTESA FUNDING LLC##                                                0.26     06/04/2009        65,998,570
  70,000,000   INTESA FUNDING LLC##                                                0.94     06/16/2009        69,972,583
  86,000,000   IRISH LIFE & PERMANENT PLC##++                                      0.55     06/02/2009        85,998,686
  62,000,000   IRISH LIFE & PERMANENT PLC##++                                      0.60     06/03/2009        61,997,933
  75,000,000   IRISH LIFE & PERMANENT PLC##++                                      0.60     06/05/2009        74,995,000
 241,500,000   IRISH LIFE & PERMANENT PLC##++                                      1.90     06/08/2009       241,410,779
  15,000,000   KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED##++                  1.85     07/14/2009        14,966,854
 134,000,000   KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED##++                  2.15     06/25/2009       133,807,933
   8,000,000   KITTY HAWK FUNDING CORPORATION##++(p)                               0.60     06/01/2009         8,000,000
  94,000,000   LEXINGTON PARKER CAPITAL##++(p)                                     1.05     06/03/2009        93,994,517
   9,750,000   LEXINGTON PARKER CAPITAL##++(p)                                     1.35     06/11/2009         9,746,344
 131,750,000   LEXINGTON PARKER CAPITAL##++(p)                                     1.35     06/17/2009       131,670,950
  16,000,000   LIBERTY STREET FUNDING LLC++(p)                                     0.26     06/15/2009        15,998,382
  49,000,000   LIBERTY STREET FUNDING LLC##++(p)                                   0.27     06/15/2009        48,994,855
   3,000,000   LMA AMERICAS LLC##++(p)                                             0.28     06/17/2009         2,999,627
  10,000,000   LMA AMERICAS LLC##++(p)                                             0.28     06/25/2009         9,998,133
  26,000,000   LMA AMERICAS LLC##++(p)                                             0.29     06/23/2009        25,995,392
 118,600,000   LMA AMERICAS LLC##++(p)                                             0.50     07/23/2009       118,514,344
   6,000,000   LMA AMERICAS LLC##++(p)                                             0.75     06/22/2009         5,997,375
  20,585,000   LOS ANGELES DEPARTMENT OF AIRPORT##                                 0.85     06/04/2009        20,583,542
   8,000,000   MATCHPOINT MASTER TRUST##++(p)                                      0.30     06/16/2009         7,999,000
 119,000,000   MATCHPOINT MASTER TRUST##++(p)                                      0.30     06/29/2009       118,972,234
  23,000,000   MATCHPOINT MASTER TRUST##++(p)                                      0.34     06/11/2009        22,997,828
   4,000,000   MATCHPOINT MASTER TRUST##++(p)                                      0.50     06/16/2009         3,999,167
  40,500,000   MATCHPOINT MASTER TRUST##++(p)                                      0.60     07/06/2009        40,476,375
  28,000,000   METLIFE SHORT TERM FUND##++                                         0.68     07/16/2009        27,976,200
  21,000,000   METLIFE SHORT TERM FUND##++                                         0.73     07/17/2009        20,980,412
  28,000,000   METLIFE SHORT TERM FUND##++                                         0.75     07/16/2009        27,973,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                       RATE        DATE           VALUE
------------   -------------                                                     --------   ----------   ---------------
COMMERCIAL PAPER (continued)
$ 74,000,000   METLIFE SHORT TERM FUND##++                                         0.90%    07/24/2009   $    73,901,950
  70,000,000   METLIFE SHORT TERM FUND##++                                         0.90     08/06/2009        69,884,500
  16,500,000   METLIFE SHORT TERM FUND##++                                         0.95     06/04/2009        16,498,694
  14,000,000   METLIFE SHORT TERM FUND##++                                         1.05     06/15/2009        13,994,283
  89,750,000   METLIFE SHORT TERM FUND##++                                         1.25     06/09/2009        89,725,069
  50,500,000   MONT BLANC CAPITAL CORPORATION##++(p)                               0.50     08/17/2009        50,445,993
   5,000,000   MONT BLANC CAPITAL CORPORATION##++(p)                               0.88     06/15/2009         4,998,289
  55,000,000   NATIONAL AUSTRALIA FUNDING DELAWARE INCORPORATED##++                0.90     10/23/2009        54,802,000
  91,000,000   NATIONWIDE BUILDING SOCIETY##++                                     0.65     08/26/2009        90,858,697
  63,000,000   NATIONWIDE BUILDING SOCIETY##++                                     0.70     07/24/2009        62,935,075
  31,000,000   NATIONWIDE BUILDING SOCIETY##++                                     0.95     08/07/2009        30,945,190
 223,700,000   NATIONWIDE BUILDING SOCIETY##++                                     1.47     06/05/2009       223,663,462
  11,000,000   NATIXIS US FINANCE COMPANY##                                        0.44     06/05/2009        10,999,462
  42,170,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                      0.50     08/18/2009        42,124,316
  16,350,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                      0.95     07/24/2009        16,327,133
 124,500,000   NORDEA NORTH AMERICA INCORPORATED##                                 0.86     06/19/2009       124,446,465
  18,000,000   OAKLAND-ALAMEDA COUNTY                                              1.10     06/02/2009        18,000,000
  34,000,000   OLD LINE FUNDING LLC##++(p)                                         0.27     06/10/2009        33,997,705
  44,000,000   OLD LINE FUNDING LLC##++(p)                                         0.52     08/06/2009        43,958,053
  33,000,000   PARK AVENUE RECEIVABLES##++(p)                                      0.25     06/08/2009        32,998,395
  23,000,000   PICAROS FUNDING LLC##++(p)                                          1.40     06/12/2009        22,990,161
  17,500,000   PICAROS FUNDING LLC##++(p)                                          1.40     06/22/2009        17,485,708
   9,000,000   PORT OF OAKLAND CALIFORNIA##                                        0.80     07/16/2009         8,991,000
  38,000,000   PRUDENTIAL PLC##++                                                  1.35     06/03/2009        37,997,150
  65,000,000   PRUDENTIAL PLC##++                                                  1.52     06/16/2009        64,958,833
  39,000,000   PRUDENTIAL PLC##++                                                  1.55     06/24/2009        38,961,379
   4,172,000   RANGER FUNDING COMPANY LLC##++(p)                                   0.30     07/10/2009         4,170,644
   4,518,000   RANGER FUNDING COMPANY LLC##++(p)                                   0.50     08/07/2009         4,513,796
 103,047,000   RANGER FUNDING COMPANY LLC##++(p)                                   0.52     08/10/2009       102,942,808
  53,000,000   RANGER FUNDING COMPANY LLC##++(p)                                   0.55     06/05/2009        52,996,761
  20,000,000   RANGER FUNDING COMPANY LLC##++(p)                                   0.75     06/01/2009        20,000,000
  22,000,000   REGENCY MARKETS # 1 LLC##++(p)                                      0.31     06/17/2009        21,996,969
  42,128,000   REGENCY MARKETS # 1 LLC##++(p)                                      0.32     06/22/2009        42,120,136
  65,411,000   REGENCY MARKETS # 1 LLC##++(p)                                      0.32     06/25/2009        65,397,046
  69,000,000   REGENCY MARKETS # 1 LLC##++(p)                                      0.36     06/12/2009        68,992,410
  28,000,000   REGENCY MARKETS # 1 LLC##++(p)                                      0.38     06/09/2009        27,997,636
  14,000,000   REGENCY MARKETS # 1 LLC##++(p)                                      0.60     07/15/2009        13,989,733
  43,000,000   ROMULUS FUNDING CORPORATION##++(p)                                  0.95     07/10/2009        42,955,746
  16,000,000   ROMULUS FUNDING CORPORATION##++(p)                                  1.10     07/22/2009        15,975,067
  32,000,000   SALISBURY RECEIVABLES COMPANY##++(p)                                0.32     06/02/2009        31,999,716
  20,000,000   SALISBURY RECEIVABLES COMPANY##++(p)                                0.35     08/17/2009        19,985,028
  58,000,000   SAN PAOLO IMI US FINANCIAL COMPANY##                                0.23     06/25/2009        57,991,107
  38,000,000   SAN PAOLO IMI US FINANCIAL COMPANY##                                0.82     07/02/2009        37,973,168
  15,750,000   SAN PAOLO IMI US FINANCIAL COMPANY##                                0.95     06/03/2009        15,749,169
 152,000,000   SCALDIS CAPITAL LLC##++(p)                                          0.45     06/04/2009       151,994,300
 151,000,000   SCALDIS CAPITAL LLC##++(p)                                          0.45     06/05/2009       150,992,450
  32,000,000   SHEFFIELD RECEIVABLES##++(p)                                        0.30     06/02/2009        31,999,733
  31,600,000   SOCIETE GENERALE NORTH AMERICA##                                    1.03     06/01/2009        31,600,000
 115,000,000   SOCIETE GENERALE NORTH AMERICA##                                    1.15     07/01/2009       114,889,792
  80,000,000   STADSHYPOTEK DELAWARE##++                                           0.59     08/19/2009        79,896,422
  53,650,000   STADSHYPOTEK DELAWARE##++                                           1.15     06/18/2009        53,620,865
  18,975,000   STARBIRD FUNDING CORPORATION##++(p)                                 0.35     06/30/2009        18,969,650
  44,000,000   STARBIRD FUNDING CORPORATION##++(p)                                 0.43     06/05/2009        43,997,898
  11,000,000   STARBIRD FUNDING CORPORATION##++(p)                                 0.77     07/21/2009        10,988,236
  30,750,000   STARBIRD FUNDING CORPORATION##++(p)                                 0.80     07/21/2009        30,715,833
  32,478,000   STRAIGHT-A FUNDING LLC##++                                          0.39     08/24/2009        32,448,445
  42,000,000   STRAIGHT-A FUNDING LLC##++                                          0.39     08/25/2009        41,961,325
  25,000,000   STRAIGHT-A FUNDING LLC##++                                          0.43     08/10/2009        24,979,097
  16,000,000   SURREY FUNDING CORPORATION##++(p)                                   0.35     06/09/2009        15,998,756
  45,000,000   SURREY FUNDING CORPORATION##++(p)                                   0.52     08/06/2009        44,957,100
  17,000,000   SURREY FUNDING CORPORATION##++(p)                                   0.52     08/10/2009        16,982,811
  20,000,000   SURREY FUNDING CORPORATION##++(p)                                   0.90     06/29/2009        19,986,000
  64,000,000   SWEDBANK AB##++                                                     0.55     12/22/2009        63,800,533

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                       RATE        DATE           VALUE
------------   -------------                                                     --------   ----------   ---------------
COMMERCIAL PAPER (continued)
$ 74,000,000   SWEDBANK AB##++                                                     0.87%    02/09/2010   $    73,547,552
  74,000,000   SWEDBANK AB##++                                                     0.90     02/16/2010        73,524,344
  63,000,000   SWEDISH EXPORT CREDIT CORPORATION##                                 0.85     07/01/2009        62,955,375
   5,336,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)              0.27     06/05/2009         5,335,840
  19,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)              0.27     06/18/2009        18,997,578
  22,099,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)              0.30     06/10/2009        22,097,343
  24,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)              0.60     06/09/2009        23,996,800
  28,000,000   THUNDER BAY FUNDING LLC##++(p)                                      0.27     06/11/2009        27,997,900
  17,000,000   TICONDEROGA FUNDING LLC##++(p)                                      0.27     06/18/2009        16,997,833
  52,000,000   TOYOTA CREDIT DE PUERTO RICO CORPORATION##                          0.45     07/08/2009        51,975,950
  56,000,000   TOYOTA CREDIT DE PUERTO RICO CORPORATION##                          0.45     07/14/2009        55,969,900
  64,000,000   TULIP FUNDING CORPORATION##++(p)                                    0.60     07/09/2009        63,959,467
  45,400,000   UBS FINANCE DELAWARE LLC##                                          0.42     07/14/2009        45,377,224
  41,000,000   UBS FINANCE DELAWARE LLC##                                          0.48     07/28/2009        40,968,840
  71,250,000   UBS FINANCE DELAWARE LLC##                                          1.25     07/07/2009        71,160,937
 200,000,000   UBS FINANCE DELAWARE LLC##                                          1.40     06/10/2009       199,930,000
  39,500,000   UNICREDIT BANK IRELAND PLC##++                                      1.25     07/16/2009        39,438,281
  96,000,000   UNICREDIT DELAWARE INCORPORATED##++                                 0.75     07/13/2009        95,916,000
  77,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                              0.50     06/03/2009        76,997,861
  31,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                              0.55     06/02/2009        30,999,526
  47,000,000   WESTPAC SECURITIES NZ LIMITED##++                                   0.56     08/11/2009        46,948,091
  10,000,000   WESTPAC SECURITIES NZ LIMITED##++                                   0.57     08/11/2009         9,988,758
  35,000,000   WESTPAC SECURITIES NZ LIMITED##++                                   0.60     09/14/2009        34,938,750
  37,650,000   WESTPAC SECURITIES NZ LIMITED##++                                   0.80     07/14/2009        37,614,023
  40,995,000   WESTPAC SECURITIES NZ LIMITED##++                                   1.05     07/02/2009        40,957,934
  46,000,000   WESTPAC SECURITIES NZ LIMITED##++                                   1.12     07/02/2009        45,955,636
 130,000,000   WESTPAC SECURITIES NZ LIMITED##++                                   1.40     07/20/2009       129,752,278
  30,000,000   WINDMILL FUNDING CORPORATION##++(p)                                 0.66     07/23/2009        29,971,400
  60,850,000   WINDMILL FUNDING CORPORATION##++(p)                                 0.85     07/13/2009        60,789,657
  25,700,000   WINDMILL FUNDING CORPORATION##++(p)                                 0.88     06/01/2009        25,700,000
 120,000,000   WINDMILL FUNDING CORPORATION##++(p)                                 0.90     06/04/2009       119,991,100
  38,000,000   YORKTOWN CAPITAL LLC##++(p)                                         0.36     08/24/2009        37,968,080
 104,390,000   YORKTOWN CAPITAL LLC##++(p)                                         0.50     08/03/2009       104,298,659
  45,008,000   YORKTOWN CAPITAL LLC##++(p)                                         0.60     06/08/2009        45,002,746
TOTAL COMMERCIAL PAPER (COST $13,115,149,775)                                                             13,115,149,775
                                                                                                         ---------------
CORPORATE BONDS & NOTES: 6.66%
  11,470,000   ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-ss                  0.75     11/15/2029        11,470,000
  96,000,000   BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-         0.97     02/05/2010        96,000,000
 104,000,000   BASF FINANCE EUROPE NV+/-++                                         1.12     11/20/2009       104,000,000
 126,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE+/-++        0.96     09/10/2009       126,000,000
  71,000,000   CITIBANK NA+/-                                                      1.28     09/30/2010        71,000,000
 200,000,000   CITIGROUP FUNDING INCORPORATED+/-                                   1.14     07/30/2010       200,106,274
   5,414,000   COUNTRYWIDE HOME LOANS INCORPORATED                                 5.63     07/15/2009         5,428,750
  12,290,000   GBG LLC+/-ss++                                                      0.65     09/01/2027        12,290,000
  93,000,000   HSBC USA INCORPORATED+/-                                            1.56     10/15/2009        93,000,000
 155,000,000   IBM INTERNATIONAL GROUP CAPITAL LLC+/-++                            0.88     09/25/2009       155,000,000
  14,000,000   LTF REAL ESTATE VRDN I LLC+/-ss++                                   1.15     06/01/2033        14,000,000
  85,200,000   RABOBANK NEDERLAND NV+/-++                                          1.18     10/09/2009        85,200,000
 100,000,000   ROYAL BANK OF CANADA+/-++                                           1.18     10/15/2009       100,000,000
 239,500,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                               1.72     10/09/2009       239,500,000
  12,000,000   SEARIVER MARITIME INCORPORATED+/-ss(i)                              2.00     10/01/2011        12,000,000
 109,000,000   SVENSKA HANDELSBANKEN AB+/-++                                       1.46     08/25/2009       109,000,000
  53,000,000   THE NATURE CONSERVANCY+/-++(i)                                      1.77     10/05/2009        53,000,000
TOTAL CORPORATE BONDS & NOTES (COST $1,486,995,024)                                                        1,486,995,024
                                                                                                         ---------------
EXTENDABLE BONDS: 0.48%
 108,000,000   JPMORGAN CHASE & COMPANY+/-                                         1.38     06/02/2009       108,002,049
TOTAL EXTENDABLE BONDS (COST $108,002,049)                                                                   108,002,049
                                                                                                         ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                       RATE        DATE           VALUE
------------   -------------                                                     --------   ----------   ---------------
MEDIUM TERM NOTES: 2.30%
$ 48,000,000   BEAR STEARNS COMPANY LLC+/-                                         1.39%    07/16/2009   $    48,038,429
 210,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                             0.42     10/09/2009       210,000,000
 182,000,000   ING USA GLOBAL FUNDING TRUST+/-(i)                                  1.75     10/19/2009       182,000,000
  67,000,000   JPMORGAN CHASE & COMPANY+/-                                         1.28     06/26/2009        67,026,750
   6,715,000   JPMORGAN CHASE & COMPANY+/-                                         1.31     06/05/2009         6,715,452
TOTAL MEDIUM TERM NOTES (COST $513,780,631)                                                                  513,780,631
                                                                                                         ---------------
MUNICIPAL BONDS & NOTES: 5.85%
  30,600,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
               CROSSING APARTMENTS SERIES A (HOUSING REVENUE, FNMA
               Insured)+/-ss                                                       0.33     12/15/2037        30,600,000
  17,600,000   ALLIANCE OH HOSPITAL ALLIANCE OBLIGATED GROUP (HCFR, RADIAN
               INSURED)+/-ss                                                       0.26     12/01/2032        17,600,000
  20,500,000   BLOOMINGTON ASSOCIATES MINNESOTA (HOUSING REVNUE, LASALLE
               NATIONAL BANK NA LOC)+/-ss                                          0.65     08/01/2037        20,500,000
  16,585,000   BROWARD COUNTY FL EDUCATIONAL FACILITIES AUTHORITY NOVA
               SOUTHEASTERN SERIES C (COLLEGE AND UNIVERSITY REVENUE, BANK
               OF AMERICA NA LOC)+/-ss                                             0.23     04/01/2024        16,585,000
  20,000,000   CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
               ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR)+/-ss        0.26     07/01/2026        20,000,000
  58,000,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
               REVENUE)+/-ss                                                       0.24     02/01/2038        58,000,000
  11,900,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE NORTH
               AMERICA SERIES A (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss       0.40     07/01/2024        11,900,000
  17,750,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA LOC)+/-ss        0.20     07/01/2033        17,750,000
  11,395,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
               REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                     0.75     05/01/2022        11,395,000
  13,100,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
               REVENUE, FSA INSURED)+/-ss                                          1.00     05/01/2022        13,100,000
  31,600,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C13 (UTILITIES
               REVENUE, FIRST SECURITY BANK LOC)+/-ss                              0.95     05/01/2022        31,600,000
  31,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F2 (WATER
               REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                              0.18     05/01/2020        31,000,000
  48,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER
               REVENUE, FIRST SECURITY BANK LOC)+/-ss                              0.75     05/01/2017        48,000,000
  14,900,000   CALIFORNIA STATEWIDE CDA DUBLIN RANCH SENIOR APARTMENTS
               (MFHR, BANK OF AMERICA NA LOC)+/-ss                                 0.33     12/15/2037        14,900,000
  11,000,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR, FNMA
               INSURED)+/-ss                                                       0.33     10/15/2026        11,000,000
   2,500,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
               BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss          0.26     07/01/2034         2,500,000
   9,926,000   COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1 (HOUSING
               REVENUE, GO OF AUTHORITY)+/-ss                                      1.10     10/01/2038         9,926,000
  23,420,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES C1 (OTHER
               REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                              1.10     11/01/2033        23,420,000
  66,000,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CLASS I
               SERIES A-2 (HOUSING REVENUE, DEXIA INSURED)+/-ss                    1.90     05/01/2038        66,000,000
  53,285,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
               PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/-ss                   0.90     05/01/2049        53,285,000
  46,000,000   COOK COUNTY IL (OTHER REVENUE, HARRIS TRUST SAVINGS BANK
               LOC)+/-ss                                                           0.90     11/01/2030        46,000,000
  17,000,000   COOK COUNTY IL (OTHER REVENUE, NORTHERN TRUST CORPORATION
               LOC)+/-ss                                                           0.90     11/01/2030        17,000,000
   5,400,000   COWETA COUNTY GA DEVELOPMENT AUTHORITY YATES PROJECT (OTHER
               REVENUE)+/-ss                                                       0.21     06/01/2032         5,400,000
 110,000,000   DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE
               REVENUE, FIRST SECURITY BANK LOC)+/-ss                              2.00     12/15/2037       110,000,000
   9,400,000   FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER
               TREATMENT ROCHE CAROLINA INCORPORATED PROJECT (IDR, DEUTSCHE
               BANK AG LOC)+/-ss                                                   0.32     04/01/2028         9,400,000
  12,900,000   FLORIDA MUNICIPAL POWER AGENCY ALL REQUIREMENTS SUPPLY SERIES
               C (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)+/-ss                   0.26     10/01/2035        12,900,000
  15,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
               TOBACCO SETTLEMENT EAGLE 20060117 CLASS A (OTHER REVENUE,
               FGIC INSURED)+/-ss                                                  0.54     06/01/2035        15,000,000
  21,600,000   HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER
               REVENUE, BANK OF AMERICA NA LOC)+/-ss                               0.55     05/15/2034        21,600,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                       RATE        DATE           VALUE
------------   -------------                                                     --------   ----------   ---------------
MUNICIPAL BONDS & NOTES (continued)
$ 20,040,000   JACKSONVILLE FL HEALTH FACILITIES AUTHORITY SERIES A (HEALTH
               FACILITIES FINANCING AUTHORITY REVENUE, BANK OF AMERICA NA
               LOC)+/-ss                                                           0.23%    08/15/2033   $    20,040,000
   4,000,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
               FHLMC INSURED)+/-ss                                                 0.35     07/01/2035         4,000,000
   3,410,000   KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS
               SERIES A (MFHR, FNMA INSURED)+/-ss                                  0.15     02/15/2031         3,410,000
  15,200,000   LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE APARTMENTS
               SERIES A (MFHR, FHLMC INSURED)+/-ss                                 0.28     10/01/2019        15,200,000
  17,900,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
               REVENUE, FHLMC INSURED)+/-ss                                        0.45     09/01/2030        17,900,000
  14,000,000   LOUISIANA PUBLIC FACILITIES AUTHORITY DYNAMIC FUELS LLC
               PROJECT (INDUSTRIAL DEVELOPMENT REVENUE, JPMORGAN CHASE BANK
               LOC)+/-ss                                                           0.23     10/01/2033        14,000,000
   6,000,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
               CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss      0.25     08/15/2037         6,000,000
  14,600,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
               CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss      0.25     08/15/2037        14,600,000
   7,000,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH CARE
               FACILITIES SERIES A (HCFR, FIRST SECURITY BANK LOC)+/-ss            0.25     08/15/2034         7,000,000
  61,540,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA SERIES B1 (HCFR, BANK
               OF NEW YORK LOC)+/-ss++                                             0.20     11/15/2034        61,540,000
   4,700,000   MINNESOTA STATE OFFICE OF HIGHER EDUCATION SERIES B
               (EDUCATIONAL FACILITIES REVENUE, BANK OF AMERICA NA LOC)+/-ss       0.44     12/01/2043         4,700,000
  21,595,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
               BANK OF AMERICA NA LOC)+/-ss                                        1.15     11/01/2028        21,594,035
  29,000,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT B (PROPERTY TAX
               REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                     2.00     11/01/2028        29,000,000
  33,000,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER
               REVENUE, BANK OF AMERICA NA LOC)+/-ss                               0.26     02/01/2036        33,000,000
  21,800,000   NEW BRITAIN CONNECTICUT TAXABLE PENSION SERIES C (PROPERTY
               TAX REVENUE, BANK OF AMERICA NA LOC)+/-ss                           2.32     02/01/2026        21,800,000
  18,000,000   NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 1991 D
               (TOLL ROAD REVENUE, SOCIETE GENERALE LOC)+/-ss                      3.50     01/01/2018        18,000,000
  23,000,000   NEW YORK STATE HOUSING FINANCE AGENCY TAXABLE 600 WEST 42ND B
               (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss                          1.10     11/01/2041        23,000,000
  40,430,000   OHIO HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE SECURITIES
               PROGRAM (HOUSING REVENUE, GNMA INSURED)+/-ss                        0.80     09/01/2029        40,430,000
  25,000,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
               (HOUSING REVENUE, GNMA INSURED)+/-ss                                0.82     09/01/2039        25,000,000
  23,960,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
               LOC)+/-ss                                                           0.15     02/01/2035        23,960,000
   5,000,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
               APARTMENTS LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL
               BANK NA LOC)+/-ss                                                   0.49     10/01/2038         5,000,000
  53,500,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss       0.15     03/01/2037        53,500,000
  13,550,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY NATOMAS PARK
               APARTMENTS ISSUE B (HOUSING REVENUE, FNMA INSURED)+/-ss             0.33     07/15/2035        13,550,000
   7,700,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY (MFHR,
               FNMA INSURED)+/-ss                                                  0.28     06/15/2034         7,700,000
   3,000,000   SOUTH PLACER WASTEWATER AUTHORITY CALIFORNIA SERIES A (SEWER
               REVENUE, STATE STREET BANK & TRUST LOC)+/-ss                        0.29     11/01/2035         3,000,000
  12,000,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
               (OTHER REVENUE, NATIONTIONAL AUSTRALIA BANK NA LOC)+/-ss            0.50     06/01/2045        12,000,000
  13,000,000   TRIBOROUGH NEW YORK BRIDGE & TUNNEL AUTHORITY SERIES B (TOLL
               ROAD REVENUE, STATE STREET BANK & TRUST LOC)+/-ss                   0.17     01/01/2032        13,000,000
   2,000,000   UMATILLA INDIAN RESERVATION OR CONFEDERATED TRIBES (OTHER
               REVENUE, BANK OF AMERICA NA LOC)+/-ss                               0.35     12/01/2028         2,000,000
  32,000,000   VERMONT STUDENT ASSISTANCE CORPORATION EDUCATION LOAN SERIES
               C-1 (OTHER REVENUE, LLOYDS BANK LOC)+/-ss                           0.58     12/15/2040        32,000,000
   8,000,000   WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY WV UTD HEALTH
               SYSTEMS SERIES A (HOSPITAL REVENUE, BANK OF AMERICA NA
               LOC)+/-ss                                                           0.26     06/01/2041         8,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                       RATE        DATE           VALUE
------------   -------------                                                     --------   ----------   ---------------
MUNICIPAL BONDS & NOTES (continued)
$  6,000,000   WISCONSIN STATE HEFA MERITER HOSPITAL INCORPORATED SERIES A
               (HCFR, US BANK NA LOC)+/-ss                                         0.20%    12/01/2024   $     6,000,000
TOTAL MUNICIPAL BONDS & NOTES (COST $1,306,285,035)                                                        1,306,285,035
                                                                                                         ---------------
PROMISSORY NOTES: 0.79%
 176,000,000   CITIGROUP GLOBAL+/-ss                                               0.72     09/09/2049       176,000,000
TOTAL PROMISSORY NOTES (COST $176,000,000)                                                                   176,000,000
                                                                                                         ---------------
SECURED MASTER NOTE AGREEMENT: 1.51%
 337,244,000   BANK OF AMERICA SECURITIES LLC+/-ss                                 0.38     09/09/2034       337,244,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $337,244,000)                                                      337,244,000
                                                                                                         ---------------
REPURCHASE AGREEMENTS: 3.95%
 278,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $278,004,170)                 0.18     06/01/2009       278,000,000
 288,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $288,004,800)                 0.20     06/01/2009       288,000,000
 121,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $121,003,025)                 0.30     06/01/2009       121,000,000
  80,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $80,002,133)                  0.32     06/01/2009        80,000,000
  70,000,000   HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $70,001,050)                             0.18     06/01/2009        70,000,000
  14,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $14,000,222)                             0.19     06/01/2009        14,000,000
     250,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $250,004)                     0.17     06/01/2009           250,000
  32,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $32,001,520)                  0.57     06/01/2009        32,000,000
TOTAL REPURCHASE AGREEMENTS (COST $883,250,000)                                                              883,250,000
                                                                                                         ---------------
TIME DEPOSITS: 8.50%
 162,000,000   BANCO BILBAO VIZCAYA LONDON                                         0.22     06/01/2009       162,000,000
 126,000,000   BANK OF IRELAND                                                     0.40     06/02/2009       126,000,000
 211,000,000   BNP PARIBAS PARIS                                                   0.24     06/01/2009       211,000,000
 148,000,000   DANSKE BANK A/S COPENHAGEN                                          0.38     06/01/2009       148,000,000
 300,000,000   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.35     06/01/2009       300,000,000
 267,000,000   JPMORGAN CHASE BANK                                                 0.19     06/01/2009       267,000,000
 231,000,000   KBC BANK NV BRUSSELS                                                0.35     06/01/2009       231,000,000
 152,000,000   NATIXIS                                                             0.28     06/04/2009       152,000,000
  97,000,000   NORDEA BANK AB                                                      0.18     06/01/2009        97,000,000
 204,000,000   ROYAL BANK OF SCOTLAND PLC                                          0.25     06/01/2009       204,000,000
TOTAL TIME DEPOSITS (COST $1,898,000,000)                                                                  1,898,000,000
                                                                                                         ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $22,400,143,487)*                                                 100.29%                          $22,400,143,487
OTHER ASSETS AND LIABILITIES, NET                                        (0.29)                              (64,439,259)
                                                                        ------                           ---------------
TOTAL NET ASSETS                                                        100.00%                          $22,335,704,228
                                                                        ------                           ---------------

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

(p)  ASSET-BACKED COMMERCIAL PAPER.

(i)  ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                       RATE        DATE           VALUE
--------------   -------------                                                     --------   ----------   ---------------
AGENCY NOTES - DISCOUNT: 26.71%
FEDERAL FARM CREDIT BANK: 0.77%
$  150,000,000   FFCB##                                                              1.65%    06/19/2009   $   149,876,250
    15,000,000   FFCB##                                                              0.57     08/10/2009        14,983,375
    10,000,000   FFCB##                                                              0.58     09/08/2009         9,984,050
    25,000,000   FFCB##                                                              0.53     11/13/2009        24,939,271
    80,000,000   FFCB##                                                              0.65     11/20/2009        79,751,556
    40,000,000   FFCB##                                                              0.28     11/23/2009        39,945,556
                                                                                                               319,480,058
                                                                                                           ---------------
FEDERAL HOME LOAN BANK: 6.31%
   124,520,000   FHLB##                                                              0.42     06/03/2009       124,517,095
   250,000,000   FHLB##                                                              0.34     06/10/2009       249,978,750
   269,750,000   FHLB##                                                              0.18     06/18/2009       269,727,071
   250,000,000   FHLB##                                                              0.45     06/30/2009       249,909,375
    46,000,000   FHLB##                                                              0.28     07/06/2009        45,987,478
   227,000,000   FHLB##                                                              0.42     07/08/2009       226,902,012
   250,000,000   FHLB##                                                              0.28     07/09/2009       249,926,111
   100,000,000   FHLB##                                                              0.27     07/10/2009        99,970,750
   175,000,000   FHLB##                                                              0.45     07/13/2009       174,908,125
   413,945,000   FHLB##                                                              0.45     07/15/2009       413,717,330
   150,000,000   FHLB##                                                              0.28     07/16/2009       149,947,500
    20,000,000   FHLB##                                                              0.23     09/03/2009        19,987,989
   178,849,000   FHLB##                                                              0.32     10/28/2009       178,612,125
    79,268,000   FHLB##                                                              0.32     10/30/2009        79,161,605
   100,000,000   FHLB##                                                              0.31     11/18/2009        99,855,972
                                                                                                             2,633,109,288
                                                                                                           ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 9.81%
   250,000,000   FHLMC##                                                             0.30     06/01/2009       250,000,000
    20,000,000   FHLMC##                                                             0.36     06/08/2009        19,998,600
   140,000,000   FHLMC##                                                             0.36     06/09/2009       139,988,800
   250,000,000   FHLMC##                                                             0.45     06/11/2009       249,968,750
   251,166,000   FHLMC##                                                             0.32     06/22/2009       251,119,116
   148,856,000   FHLMC##                                                             0.52     06/25/2009       148,804,397
   237,000,000   FHLMC##                                                             0.52     06/26/2009       236,914,417
   300,000,000   FHLMC##                                                             0.50     07/06/2009       299,854,167
    75,000,000   FHLMC##                                                             0.33     07/13/2009        74,971,125
   200,000,000   FHLMC##                                                             0.45     07/13/2009       199,895,000
   200,000,000   FHLMC##                                                             0.48     07/20/2009       199,869,333
    55,000,000   FHLMC##                                                             0.49     07/20/2009        54,963,318
   100,000,000   FHLMC##                                                             0.50     07/20/2009        99,931,944
   400,000,000   FHLMC##                                                             0.52     08/10/2009       399,595,555
   284,241,000   FHLMC##                                                             0.56     08/31/2009       283,838,641
    35,000,000   FHLMC##                                                             0.25     09/21/2009        34,972,778
   191,150,000   FHLMC##                                                             0.54     09/21/2009       190,828,868
   166,160,000   FHLMC##                                                             0.63     09/21/2009       165,834,326
    80,217,000   FHLMC##                                                             0.27     10/13/2009        80,136,382
   250,000,000   FHLMC##                                                             0.27     10/15/2009       249,745,000
   250,000,000   FHLMC##                                                             0.25     10/20/2009       249,755,208
   208,637,000   FHLMC##                                                             0.30     11/09/2009       208,357,079
                                                                                                             4,089,342,804
                                                                                                           ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 9.82%
   125,050,000   FNMA##                                                              0.50     06/01/2009       125,050,000
    33,025,000   FNMA##                                                              0.50     06/01/2009        33,025,000
   425,000,000   FNMA##                                                              0.15     06/12/2009       424,980,521
   250,000,000   FNMA##                                                              0.47     06/23/2009       249,928,194
   200,000,000   FNMA##                                                              0.47     06/24/2009       199,939,944

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                       RATE        DATE           VALUE
--------------   -------------                                                     --------   ----------   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$   89,000,000   FNMA##                                                              0.40%    07/01/2009   $    88,970,333
   148,968,000   FNMA##                                                              0.50     07/01/2009       148,905,930
   250,000,000   FNMA##                                                              0.50     07/02/2009       249,892,361
   300,000,000   FNMA##                                                              0.55     07/17/2009       299,789,167
    42,760,000   FNMA##                                                              0.53     07/27/2009        42,724,747
   100,000,000   FNMA##                                                              0.56     07/28/2009        99,911,333
   100,000,000   FNMA##                                                              0.56     07/29/2009        99,909,778
   250,000,000   FNMA##                                                              0.50     07/30/2009       249,795,139
   250,000,000   FNMA##                                                              0.51     07/31/2009       249,787,500
    72,400,000   FNMA##                                                              0.25     09/01/2009        72,353,744
    63,899,000   FNMA##                                                              0.25     09/01/2009        63,858,176
   125,050,000   FNMA##                                                              0.25     09/01/2009       124,970,107
    33,025,000   FNMA##                                                              0.25     09/01/2009        33,003,901
   200,000,000   FNMA##                                                              0.37     09/25/2009       199,761,555
   300,000,000   FNMA##                                                              0.63     09/25/2009       299,391,000
   242,330,000   FNMA##                                                              0.27     10/05/2009       242,100,998
   328,282,000   FNMA##                                                              0.32     10/28/2009       327,847,209
   170,375,000   FNMA##                                                              0.30     11/12/2009       170,142,154
                                                                                                             4,096,038,791
                                                                                                           ---------------
TOTAL AGENCY NOTES - DISCOUNT (COST $11,137,970,941)                                                        11,137,970,941
                                                                                                           ---------------
AGENCY NOTES - INTEREST BEARING: 13.14%
FEDERAL FARM CREDIT BANK: 2.45%
    11,000,000   FFCB                                                                4.45     06/11/2009        11,012,344
   150,000,000   FFCB+/-                                                             0.18     07/27/2009       149,994,476
   100,000,000   FFCB+/-                                                             0.28     08/03/2009        99,995,862
    50,000,000   FFCB+/-                                                             0.62     08/13/2009        50,000,000
    50,000,000   FFCB+/-                                                             0.70     08/13/2009        50,000,000
    17,500,000   FFCB                                                                5.00     09/21/2009        17,738,673
    64,820,000   FFCB                                                                5.00     10/23/2009        65,954,475
    26,000,000   FFCB                                                                4.13     11/13/2009        26,396,431
   250,000,000   FFCB+/-                                                             0.17     11/16/2009       250,000,000
   200,000,000   FFCB+/-                                                             0.23     02/22/2010       199,978,531
   100,000,000   FFCB+/-                                                             0.55     07/23/2010       100,000,000
                                                                                                             1,021,070,792
                                                                                                           ---------------
FEDERAL HOME LOAN BANK: 4.89%
    21,000,000   FHLB                                                                5.25     06/12/2009        21,030,727
   250,000,000   FHLB+/-                                                             1.02     06/29/2009       249,994,445
   250,000,000   FHLB+/-                                                             0.97     07/10/2009       250,000,000
   250,000,000   FHLB+/-                                                             0.96     07/14/2009       250,000,000
   100,000,000   FHLB+/-                                                             0.96     07/14/2009       100,000,000
   100,000,000   FHLB+/-                                                             0.88     08/05/2009        99,989,801
   250,000,000   FHLB+/-                                                             0.85     08/07/2009       249,986,551
   250,000,000   FHLB+/-                                                             1.29     09/10/2009       250,000,000
   100,000,000   FHLB+/-                                                             0.24     12/28/2009        99,973,731
   100,000,000   FHLB+/-                                                             0.79     02/19/2010        99,975,434
   370,000,000   FHLB+/-                                                             1.02     07/27/2010       369,930,106
                                                                                                             2,040,880,795
                                                                                                           ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.48%
   300,000,000   FHLMC+/-                                                            0.31     09/18/2009       300,000,000
   250,000,000   FHLMC+/-                                                            0.25     09/28/2009       249,979,798
   213,600,000   FHLMC                                                               4.75     11/03/2009       217,571,675
   500,000,000   FHLMC+/-                                                            1.24     09/03/2010       499,853,689
   250,000,000   FHLMC+/-                                                            1.26     09/10/2010       249,904,296

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                       RATE        DATE           VALUE
--------------   -------------                                                     --------   ----------   ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$  350,000,000   FHLMC+/-                                                            1.19%    09/24/2010   $   349,908,197
                                                                                                             1,867,217,655
                                                                                                           ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 1.32%
   100,000,000   FNMA                                                                5.13     07/13/2009       100,532,227
   250,000,000   FNMA+/-                                                             0.41     09/03/2009       250,000,000
   200,000,000   FNMA+/-                                                             0.39     10/07/2009       199,985,985
                                                                                                               550,518,212
                                                                                                           ---------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $5,479,687,454)                                                  5,479,687,454
                                                                                                           ---------------
CORPORATE BONDS & NOTES: 1.66%
DOMESTIC BANKS: 1.66%
   228,000,000   BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-         0.97     02/05/2010       228,000,000
   350,000,000   BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-         1.36     09/13/2010       350,000,000
   115,000,000   CITIBANK NA+/-                                                      1.28     09/30/2010       115,000,000
                                                                                                               693,000,000
                                                                                                           ---------------
TOTAL CORPORATE BONDS & NOTES (COST $693,000,000)                                                              693,000,000
                                                                                                           ---------------
AGENCY SECURITIES: 2.34%
FEDERAL FARM CREDIT BANK: 0.02%
     9,179,000   FEDERAL FARM CREDIT BANK                                            4.13     07/17/2009         9,222,106
                                                                                                           ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.61%
   250,000,000   FHLMC                                                               6.63     09/15/2009       254,547,263
                                                                                                           ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 1.71%
   506,812,000   FNMA                                                                6.38     06/15/2009       507,974,635
   199,227,000   FNMA                                                                6.63     09/15/2009       202,850,890
                                                                                                               710,825,525
                                                                                                           ---------------
TOTAL AGENCY SECURITIES (COST $974,594,894)                                                                    974,594,894
                                                                                                           ---------------
REPURCHASE AGREEMENTS: 48.54%
   110,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $110,001,650)                 0.18     06/01/2009       110,000,000
 4,800,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $4,800,076,000)               0.19     06/01/2009     4,800,000,000
 1,000,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,000,022,222)               0.20     06/02/2009     1,000,000,000
 1,000,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,000,025,000)               0.18     06/03/2009     1,000,000,000
 1,000,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,000,033,333)               0.20     06/04/2009     1,000,000,000
   500,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $500,019,444)                 0.20     06/05/2009       500,000,000
 2,500,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $2,500,041,667)               0.20     06/01/2009     2,500,000,000
 2,000,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED
                 BY US GOVERNMENT SECURITIES (MATURITY VALUE $2,000,031,667)         0.19     06/01/2009     2,000,000,000
   810,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $810,012,150)                 0.18     06/01/2009       810,000,000
 1,000,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,000,027,778)               0.20     06/03/2009     1,000,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                       RATE        DATE           VALUE
--------------   -------------                                                     --------   ----------   ---------------
REPURCHASE AGREEMENTS (continued)
$  143,260,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $143,262,030)                 0.17%    06/01/2009   $   143,260,000
 1,000,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES(MATURITY VALUE $1,000,016,667)                0.20     06/01/2009     1,000,000,000
   600,000,000   GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED
                 BY US GOVERNMENT (MATURITY VALUE $600,009,000)                      0.18     06/01/2009       600,000,000
 3,650,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $3,650,057,792)                          0.19     06/01/2009     3,650,000,000
    50,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $50,000,708)                             0.17     06/01/2009        50,000,000
    35,500,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $35,500,444)                  0.15     06/01/2009        35,500,000
    44,500,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $44,500,630)                  0.17     06/01/2009        44,500,000
TOTAL REPURCHASE AGREEMENTS (COST $20,243,260,000)                                                          20,243,260,000
                                                                                                           ---------------
COMMERCIAL PAPER: 8.25%
FINANCIAL SERVICES: 8.25%
   350,000,000   BANK OF AMERICA CORPORATION TEMPORARY LIQUIDITY GUARANTEE
                 PROGRAM##                                                           0.77     07/21/2009       349,625,694
   200,000,000   BANK OF AMERICA CORPORATION TEMPORARY LIQUIDITY GUARANTEE
                 PROGRAM##                                                           0.30     08/14/2009       199,876,667
   295,000,000   BANK OF AMERICA CORPORATION TEMPORARY LIQUIDITY GUARANTEE
                 PROGRAM++                                                           0.33     06/30/2009       294,995,242
   300,000,000   BANK OF AMERICA CORPORATION TEMPORARY LIQUIDITY GUARANTEE
                 PROGRAM++                                                           0.25     08/06/2009       300,000,000
   250,000,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##           0.27     06/01/2009       250,000,000
   250,000,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##           0.27     06/05/2009       249,992,500
   100,000,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##           0.25     06/11/2009        99,993,056
   100,000,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##           0.25     07/08/2009        99,974,306
   250,000,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##           0.30     07/14/2009       249,910,417
   250,000,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##           0.25     07/22/2009       249,911,458
   200,000,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##           0.25     08/04/2009       199,911,111
   250,000,000   GE CAPITAL TEMPORARY LIQUIDITY GUARANTEE PROGRAM##                  0.54     07/07/2009       249,865,000
   150,000,000   GE CAPITAL TEMPORARY LIQUIDITY GUARANTEE PROGRAM##                  0.47     07/16/2009       149,911,871
   250,000,000   GE CAPITAL TEMPORARY LIQUIDITY GUARANTEE PROGRAM##                  0.27     08/25/2009       249,840,625
   250,000,000   GE CAPITAL TEMPORARY LIQUIDITY GUARANTEE PROGRAM##                  0.40     11/02/2009       249,572,222
                                                                                                             3,443,380,169
                                                                                                           ---------------
TOTAL COMMERCIAL PAPER (COST $3,443,380,169)                                                                 3,443,380,169
                                                                                                           ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $41,971,893,458)*                                                   100.64%                          $41,971,893,458
OTHER ASSETS AND LIABILITIES, NET                                          (0.64)                             (267,715,659)
                                                                          ------                           ---------------
TOTAL NET ASSETS                                                          100.00%                          $41,704,177,799
                                                                          ------                           ---------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

HERITAGE MONEY MARKET FUND

                                                                                  INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                        RATE        DATE           VALUE
------------   -------------                                                      --------   ----------   ---------------
CERTIFICATES OF DEPOSIT: 10.87%
$ 72,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                           0.45%    10/01/2009   $    72,000,000
   9,000,000   BANK OF AMERICA NA+/-                                                0.38     06/12/2009         9,000,212
  42,000,000   BANK OF IRELAND (STAMFORD)                                           1.92     06/22/2009        42,000,000
  22,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                     1.51     09/02/2009        22,023,660
  22,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                     1.52     09/08/2009        22,026,052
 118,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                   1.33     08/14/2009       118,000,000
  60,000,000   BARCLAYS BANK PLC (NEW YORK)+/-ss                                    1.11     04/07/2010        60,000,000
  90,000,000   BARCLAYS BANK PLC (NEW YORK)                                         1.35     06/18/2009        90,000,000
 124,200,000   BARCLAYS BANK PLC (NEW YORK)+/-                                      1.47     11/04/2009       124,200,000
  57,000,000   BNP PARIBAS (NEW YORK)                                               0.77     11/12/2009        57,000,000
  63,000,000   BNP PARIBAS (NEW YORK)                                               1.04     06/25/2009        63,000,105
 125,000,000   CALYON (NEW YORK)                                                    0.83     06/23/2009       125,000,000
  58,000,000   DEUTSCHE BANK (NEW YORK)+/-                                          1.39     08/04/2009        58,000,000
  97,000,000   LLOYDS TSB BANK PLC (NEW YORK)                                       1.49     07/09/2009        97,001,016
  81,500,000   NATIONAL AUSTRALIA BANK (NEW YORK)                                   0.57     07/09/2009        81,500,000
 128,100,000   RABOBANK NEDERLAND NV (NEW YORK)                                     0.75     11/09/2009       128,100,000
  28,500,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                   1.51     10/01/2009        28,500,000
  75,000,000   SOCIETE GENERALE (NEW YORK)+/-ss                                     0.67     05/05/2011        75,000,000
 113,500,000   SOCIETE GENERALE (NEW YORK)+/-ss                                     1.03     04/05/2010       113,500,000
  45,000,000   SVENSKA HANDELSBANKEN (NEW YORK)                                     0.44     08/14/2009        45,000,462
  56,000,000   SVENSKA HANDELSBANKEN (NEW YORK)                                     0.48     08/11/2009        56,001,103
 105,000,000   UNICREDITO ITALIANO (NEW YORK)+/-ss                                  1.05     10/14/2009       105,000,000
  75,000,000   UNICREDITO ITALIANO (NEW YORK)                                       1.16     08/05/2009        75,000,675
  42,000,000   UNICREDITO ITALIANO SPA                                              0.82     07/20/2009        42,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $1,708,853,285)                                                         1,708,853,285
                                                                                                          ---------------
COMMERCIAL PAPER: 64.32%
  61,000,000   ABN-AMRO NORTH AMERICA INCORPORATED##                                0.30     06/29/2009        60,985,767
  42,000,000   ALLIED IRISH BANKS PLC##++                                           0.47     06/02/2009        41,999,452
  80,000,000   ALLIED IRISH BANKS PLC##++                                           1.66     07/08/2009        79,863,511
  32,000,000   AMERICAN HONDA FINANCE##                                             0.75     08/18/2009        31,948,000
  56,000,000   AMSTEL FUNDING CORPORATION##++(p)                                    1.80     06/19/2009        55,949,600
  40,500,000   AMSTEL FUNDING CORPORATION##++(p)                                    1.90     06/10/2009        40,480,763
   7,000,000   AMSTEL FUNDING CORPORATION##++(p)                                    1.95     06/24/2009         6,991,279
  45,000,000   AMSTEL FUNDING CORPORATION##++(p)                                    2.00     06/26/2009        44,937,500
 106,000,000   AMSTEL FUNDING CORPORATION##++(p)                                    2.15     06/01/2009       106,000,000
   5,350,000   AMSTERDAM FUNDING CORPORATION##++(p)                                 0.52     07/23/2009         5,345,982
  12,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                 0.55     08/05/2009        11,988,083
  18,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                 0.55     08/06/2009        17,981,850
  77,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                 0.88     06/05/2009        76,992,471
  20,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                0.70     07/22/2009        19,980,167
   7,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                0.75     06/09/2009         6,998,833
  31,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                0.80     06/09/2009        30,994,489
  10,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                1.05     06/01/2009        10,000,000
  18,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                1.05     07/07/2009        17,981,100
  38,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                               0.51     09/14/2009        37,943,475
  29,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                               0.55     09/08/2009        28,956,137
  60,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                               0.57     09/08/2009        59,905,950
  25,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                               0.78     08/10/2009        24,962,083
  19,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                               0.85     08/24/2009        18,962,317
  25,000,000   ASB FINANCE LIMITED (LONDON)##++                                     0.68     09/25/2009        24,945,222
  34,900,000   ASB FINANCE LIMITED (LONDON)##++                                     0.82     07/08/2009        34,870,587
  23,000,000   ASB FINANCE LIMITED (LONDON)##++                                     0.82     07/29/2009        22,969,614
  44,000,000   ASB FINANCE LIMITED (LONDON)##++                                     0.95     09/01/2009        43,893,178
  13,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                    1.00     11/18/2009        13,000,000
  70,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                    1.18     11/02/2009        70,000,000
  76,850,000   ASB FINANCE LIMITED (LONDON)##++                                     1.58     07/22/2009        76,677,984
  22,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                     0.30     06/08/2009        21,998,717
   8,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                     0.40     07/07/2009         7,996,800
   9,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                     0.42     06/16/2009         8,998,425
  33,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                     0.42     07/07/2009        32,986,140
  32,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                     0.47     07/09/2009        31,984,124

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

HERITAGE MONEY MARKET FUND

                                                                                  INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                        RATE        DATE           VALUE
------------   -------------                                                      --------   ----------   ---------------
COMMERCIAL PAPER (continued)
$ 37,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                     0.50%    08/03/2009   $    36,967,625
  35,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                     1.10     09/18/2009        34,883,431
  92,000,000   ATLANTIS ONE FUNDING##++(p)                                          0.35     08/27/2009        91,922,183
  15,000,000   ATLANTIS ONE FUNDING##++(p)                                          0.47     07/20/2009        14,990,404
  45,000,000   ATLANTIS ONE FUNDING##++(p)                                          0.47     07/21/2009        44,970,625
  15,000,000   ATLANTIS ONE FUNDING##++(p)                                          0.47     07/22/2009        14,990,013
  23,750,000   ATLANTIS ONE FUNDING##++(p)                                          0.55     07/08/2009        23,736,575
  18,000,000   ATLANTIS ONE FUNDING##++(p)                                          0.58     07/07/2009        17,989,560
   5,000,000   ATLANTIS ONE FUNDING##++(p)                                          0.62     06/23/2009         4,998,106
  46,000,000   BANCO BILBAO VIZCAYA LONDON##++                                      0.90     08/17/2009        45,911,450
  70,000,000   BANCO BILBAO VIZCAYA LONDON##++                                      1.02     11/04/2009        69,690,600
  23,000,000   BANCO BILBAO VIZCAYA LONDON##++                                      1.02     11/06/2009        22,897,037
  30,000,000   BANCO BILBAO VIZCAYA LONDON##++                                      1.02     11/10/2009        29,862,300
 114,000,000   BANK OF IRELAND##++                                                  1.05     06/17/2009       113,946,800
   5,000,000   BNP PARIBAS FINANCE INCORPORATED##                                   1.05     06/18/2009         4,997,530
  50,000,000   BNZ INTERNATIONAL FUNDING##++                                        1.29     06/09/2009        49,985,667
  37,000,000   CALYON NORTH AMERICA INCORPORATED##                                  0.87     07/02/2009        36,972,281
  30,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                              0.30     06/22/2009        29,994,750
  16,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                              0.31     06/19/2009        15,997,520
   3,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                              0.35     06/24/2009         2,999,329
  25,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                              0.90     07/13/2009        24,973,750
 123,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                              0.90     07/17/2009       122,858,550
  43,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                              0.95     07/07/2009        42,959,150
  40,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                              1.00     07/02/2009        39,965,556
  53,250,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##            0.30     07/13/2009        53,231,363
  53,250,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##            0.30     07/20/2009        53,228,256
  24,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                             0.60     06/01/2009        24,000,000
  33,750,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                             1.25     07/15/2009        33,698,438
  54,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                             1.30     07/14/2009        53,916,150
  47,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                   0.60     06/03/2009        46,998,433
  66,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                   0.85     07/02/2009        65,951,692
  92,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                   1.00     07/13/2009        91,892,667
  92,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                   1.15     08/05/2009        91,808,972
  88,500,000   DANSKE CORPORATION##++                                               0.38     08/17/2009        88,428,069
  64,000,000   DANSKE CORPORATION##++                                               0.85     06/23/2009        63,966,756
   7,000,000   DNB NOR BANK ASA##++                                                 0.42     08/06/2009         6,994,610
  19,000,000   DNB NOR BANK ASA##++                                                 0.51     09/28/2009        18,967,969
  45,000,000   DNB NOR BANK ASA##++                                                 0.75     09/09/2009        44,906,250
  70,000,000   DNB NOR BANK ASA##++                                                 0.77     09/08/2009        69,852,738
  97,000,000   DNB NOR BANK ASA##++                                                 1.73     07/06/2009        96,837,322
  45,000,000   E.ON AG##++                                                          0.30     06/19/2009        44,993,250
  21,000,000   E.ON AG##++                                                          0.40     06/01/2009        21,000,000
   6,000,000   E.ON AG##++                                                          0.70     06/24/2009         5,997,317
  70,250,000   E.ON AG##++                                                          0.70     06/30/2009        70,210,387
  18,000,000   E.ON AG##++                                                          0.85     06/08/2009        17,997,025
  54,350,000   E.ON AG##++                                                          0.85     06/09/2009        54,339,734
  42,000,000   E.ON AG##++                                                          0.87     06/10/2009        41,990,865
  25,000,000   E.ON AG##++                                                          1.05     07/17/2009        24,966,458
  83,000,000   EBBETS FUNDING LLC##++(p)                                            0.50     06/02/2009        82,998,847
  42,000,000   EBBETS FUNDING LLC##++(p)                                            0.50     06/03/2009        41,998,833
  20,000,000   EBBETS FUNDING LLC##++(p)                                            0.55     06/24/2009        19,992,972
  17,000,000   EDISON ASSET SECURITIZATION LLC##++(p)                               0.50     07/27/2009        16,986,778
  19,000,000   EKSPORTFINANS ASA##++                                                0.25     06/26/2009        18,996,701
  25,000,000   EKSPORTFINANS ASA##++                                                0.85     06/11/2009        24,994,097
 132,000,000   EKSPORTFINANS ASA##++                                                1.50     09/02/2009       131,488,500
  20,000,000   ELYSIAN FUNDING LLC##++(p)                                           0.50     06/02/2009        19,999,722
  52,000,000   ELYSIAN FUNDING LLC##++(p)                                           0.50     06/03/2009        51,998,556
  30,000,000   ENTERPRISE FUNDING LLC##++(p)                                        0.50     08/07/2009        29,972,083
  13,000,000   ENTERPRISE FUNDING LLC##++(p)                                        0.50     08/14/2009        12,986,639
  11,600,000   ERASMUS CAPITAL CORPORATION##++(p)                                   0.50     07/07/2009        11,594,200
  56,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                   0.50     07/10/2009        55,969,667
  23,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                   0.65     08/12/2009        22,970,100
  21,000,000   FAIRWAY FINANCE CORPORATION##++(p)                                   0.28     06/11/2009        20,998,367

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

HERITAGE MONEY MARKET FUND

                                                                                  INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                        RATE        DATE           VALUE
------------   -------------                                                      --------   ----------   ---------------
COMMERCIAL PAPER (continued)
$211,000,000   FORTIS FUNDING LLC##++                                               0.23%    06/01/2009   $   211,000,000
   7,000,000   GDF SUEZ##++                                                         0.27     06/10/2009         6,999,528
  26,000,000   GDF SUEZ##++                                                         0.28     06/17/2009        25,996,764
  23,000,000   GDF SUEZ##++                                                         0.31     06/26/2009        22,995,049
  15,000,000   GDF SUEZ##++                                                         0.32     06/24/2009        14,996,933
  40,000,000   GDF SUEZ##++                                                         0.35     07/24/2009        39,979,389
  41,000,000   GDF SUEZ##++                                                         0.35     07/28/2009        40,977,279
  36,000,000   GDF SUEZ##++                                                         0.37     07/27/2009        35,979,280
  17,000,000   GDF SUEZ##++                                                         0.37     07/29/2009        16,989,866
  22,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.37     08/19/2009        21,982,137
  13,130,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.37     08/21/2009        13,119,069
  10,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.52     07/28/2009         9,991,767
  58,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.53     07/15/2009        57,962,429
  23,250,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.53     07/22/2009        23,232,543
   8,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.53     07/23/2009         7,993,876
  15,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.58     07/09/2009        14,990,817
   9,082,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.60     07/02/2009         9,077,308
  29,626,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.60     07/07/2009        29,608,224
  11,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.60     07/08/2009        10,993,217
  58,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.87     06/08/2009        57,990,188
  30,000,000   GOVCO LLC##++(p)                                                     0.45     07/27/2009        29,979,000
  30,000,000   GOVCO LLC##++(p)                                                     0.50     07/22/2009        29,978,750
  24,000,000   GOVCO LLC##++(p)                                                     0.50     08/11/2009        23,976,333
  17,000,000   GRAMPIAN FUNDING LLC##++(p)                                          0.39     06/04/2009        16,999,447
 185,000,000   GRAMPIAN FUNDING LLC##++(p)                                          0.80     08/20/2009       184,671,111
  23,000,000   GRAMPIAN FUNDING LLC##++(p)                                          0.91     08/18/2009        22,954,652
  25,000,000   GRAMPIAN FUNDING LLC##++(p)                                          1.22     07/23/2009        24,955,944
  50,000,000   GRAMPIAN FUNDING LLC##++(p)                                          1.45     06/15/2009        49,971,806
  18,000,000   HSBC USA INCORPORATED##                                              0.29     06/09/2009        17,998,840
  29,000,000   ICICI BANK LIMITED##                                                 1.33     07/16/2009        28,951,788
  61,000,000   ING USA FUNDING LLC##                                                0.37     08/28/2009        60,944,829
  45,000,000   ING USA FUNDING LLC##                                                0.51     07/01/2009        44,980,875
  27,000,000   ING USA FUNDING LLC##                                                0.55     07/15/2009        26,981,850
  34,000,000   ING USA FUNDING LLC##                                                0.72     07/14/2009        33,970,760
  82,000,000   ING USA FUNDING LLC##                                                0.75     07/07/2009        81,938,500
  19,400,000   ING USA FUNDING LLC##                                                1.71     07/01/2009        19,372,355
  44,000,000   INTESA FUNDING LLC##                                                 0.26     06/04/2009        43,999,047
  50,000,000   INTESA FUNDING LLC##                                                 0.94     06/16/2009        49,980,417
  59,000,000   IRISH LIFE & PERMANENT PLC##++                                       0.55     06/02/2009        58,999,099
  42,000,000   IRISH LIFE & PERMANENT PLC##++                                       0.60     06/03/2009        41,998,600
  53,000,000   IRISH LIFE & PERMANENT PLC##++                                       0.60     06/05/2009        52,996,467
  33,500,000   IRISH LIFE & PERMANENT PLC##++                                       1.90     06/08/2009        33,487,624
  15,000,000   KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED##++                   1.85     07/14/2009        14,966,854
  68,000,000   KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED##++                   2.15     06/25/2009        67,902,533
  15,000,000   KITTY HAWK FUNDING CORPORATION##++(p)                                0.60     06/01/2009        15,000,000
 149,750,000   LEXINGTON PARKER CAPITAL##++(p)                                      1.05     06/03/2009       149,741,264
  13,000,000   LEXINGTON PARKER CAPITAL##++(p)                                      1.35     06/11/2009        12,995,125
  11,000,000   LIBERTY STREET FUNDING LLC##++(p)                                    0.26     06/15/2009        10,998,888
  34,000,000   LIBERTY STREET FUNDING LLC##++(p)                                    0.27     06/15/2009        33,996,430
   2,000,000   LMA AMERICAS LLC##++(p)                                              0.28     06/17/2009         1,999,751
   7,000,000   LMA AMERICAS LLC##++(p)                                              0.28     06/25/2009         6,998,693
  15,000,000   LMA AMERICAS LLC##++(p)                                              0.29     06/23/2009        14,997,342
  14,500,000   LMA AMERICAS LLC##++(p)                                              0.75     06/22/2009        14,493,656
  14,000,000   LOS ANGELES DEPARTMENT OF AIRPORT##                                  0.85     06/04/2009        13,999,008
   4,000,000   MATCHPOINT MASTER TRUST##++(p)                                       0.30     06/16/2009         3,999,500
  61,000,000   MATCHPOINT MASTER TRUST##++(p)                                       0.30     06/29/2009        60,985,767
  12,000,000   MATCHPOINT MASTER TRUST##++(p)                                       0.34     06/11/2009        11,998,867
   4,000,000   MATCHPOINT MASTER TRUST##++(p)                                       0.50     06/16/2009         3,999,167
  19,000,000   MATCHPOINT MASTER TRUST##++(p)                                       0.60     07/06/2009        18,988,917
  17,000,000   METLIFE SHORT TERM FUND##++                                          0.68     07/16/2009        16,985,550
  36,000,000   METLIFE SHORT TERM FUND##++                                          0.73     07/17/2009        35,966,420
  45,000,000   METLIFE SHORT TERM FUND##++                                          0.75     07/16/2009        44,957,812
  45,250,000   METLIFE SHORT TERM FUND##++                                          0.90     07/24/2009        45,190,044

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

HERITAGE MONEY MARKET FUND

                                                                                  INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                        RATE        DATE           VALUE
------------   -------------                                                      --------   ----------   ---------------
COMMERCIAL PAPER (continued)
$ 30,000,000   METLIFE SHORT TERM FUND##++                                          0.90%    08/06/2009   $    29,950,500
  20,000,000   METLIFE SHORT TERM FUND##++                                          0.95     06/04/2009        19,998,417
   4,000,000   METLIFE SHORT TERM FUND##++                                          1.05     06/15/2009         3,998,367
   7,000,000   METLIFE SHORT TERM FUND##++                                          1.10     06/15/2009         6,997,006
  80,000,000   MONT BLANC CAPITAL CORPORATION##++(p)                                0.50     08/17/2009        79,914,444
  12,000,000   MONT BLANC CAPITAL CORPORATION##++(p)                                0.88     06/15/2009        11,995,893
  90,000,000   NATIONWIDE BUILDING SOCIETY##++                                      0.65     08/26/2009        89,860,250
  33,000,000   NATIONWIDE BUILDING SOCIETY##++                                      0.70     07/24/2009        32,965,992
  30,000,000   NATIONWIDE BUILDING SOCIETY##++                                      0.95     08/07/2009        29,946,958
 125,000,000   NATIONWIDE BUILDING SOCIETY##++                                      1.47     06/05/2009       124,979,583
   8,000,000   NATIXIS US FINANCE COMPANY##                                         0.44     06/05/2009         7,999,609
  34,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                       0.40     06/12/2009        33,995,844
  20,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                       0.50     08/18/2009        19,978,333
  15,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                       0.95     07/24/2009        14,979,021
  60,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                       1.10     07/21/2009        59,908,333
  27,000,000   NORDEA NORTH AMERICA INCORPORATED##                                  0.86     06/19/2009        26,988,390
  13,000,000   OAKLAND-ALAMEDA COUNTY                                               1.10     06/02/2009        13,000,000
  22,000,000   OLD LINE FUNDING LLC##++(p)                                          0.27     06/10/2009        21,998,515
  13,000,000   OLD LINE FUNDING LLC##++(p)                                          0.52     08/06/2009        12,987,607
  22,000,000   PARK AVENUE RECEIVABLES##++(p)                                       0.25     06/08/2009        21,998,931
  21,000,000   PICAROS FUNDING LLC##++(p)                                           1.40     06/12/2009        20,991,017
  21,000,000   PICAROS FUNDING LLC##++(p)                                           1.40     06/22/2009        20,982,850
  68,000,000   PRUDENTIAL PLC##++                                                   1.12     06/18/2009        67,964,036
  17,850,000   PRUDENTIAL PLC##++                                                   1.35     06/03/2009        17,848,661
  42,000,000   PRUDENTIAL PLC##++                                                   1.52     06/16/2009        41,973,400
  19,000,000   PRUDENTIAL PLC##++                                                   1.55     06/24/2009        18,981,185
   8,000,000   RANGER FUNDING COMPANY LLC##++(p)                                    0.30     07/10/2009         7,997,400
  35,000,000   RANGER FUNDING COMPANY LLC##++(p)                                    0.50     08/07/2009        34,967,431
  25,000,000   RANGER FUNDING COMPANY LLC##++(p)                                    0.50     08/14/2009        24,974,306
  30,750,000   RANGER FUNDING COMPANY LLC##++(p)                                    0.52     08/10/2009        30,718,908
  35,000,000   RANGER FUNDING COMPANY LLC##++(p)                                    0.55     06/05/2009        34,997,861
  13,000,000   RANGER FUNDING COMPANY LLC##++(p)                                    0.75     06/01/2009        13,000,000
  15,000,000   REGENCY MARKETS # 1 LLC##++(p)                                       0.31     06/17/2009        14,997,933
  44,000,000   REGENCY MARKETS # 1 LLC##++(p)                                       0.32     06/22/2009        43,991,787
  67,111,000   REGENCY MARKETS # 1 LLC##++(p)                                       0.32     06/25/2009        67,096,683
  46,000,000   REGENCY MARKETS # 1 LLC##++(p)                                       0.36     06/12/2009        45,994,940
  20,592,000   REGENCY MARKETS # 1 LLC##++(p)                                       0.38     06/09/2009        20,590,261
  16,248,000   REGENCY MARKETS # 1 LLC##++(p)                                       0.60     07/15/2009        16,236,085
  25,000,000   ROMULUS FUNDING CORPORATION##++(p)                                   0.95     07/10/2009        24,974,271
  14,000,000   ROMULUS FUNDING CORPORATION##++(p)                                   1.10     07/22/2009        13,978,183
  21,000,000   SALISBURY RECEIVABLES COMPANY##++(p)                                 0.32     06/02/2009        20,999,813
  36,000,000   SALISBURY RECEIVABLES COMPANY##++(p)                                 0.35     08/17/2009        35,973,050
  39,000,000   SAN PAOLO IMI US FINANCIAL COMPANY##                                 0.23     06/25/2009        38,994,020
  42,250,000   SAN PAOLO IMI US FINANCIAL COMPANY##                                 0.82     07/02/2009        42,220,167
  76,000,000   SAN PAOLO IMI US FINANCIAL COMPANY##                                 0.95     06/03/2009        75,995,989
 105,000,000   SCALDIS CAPITAL LLC##++(p)                                           0.45     06/04/2009       104,996,063
 105,000,000   SCALDIS CAPITAL LLC##++(p)                                           0.45     06/05/2009       104,994,750
  21,000,000   SHEFFIELD RECEIVABLES##++(p)                                         0.30     06/02/2009        20,999,825
  77,000,000   SOCIETE GENERALE NORTH AMERICA##                                     1.15     07/01/2009        76,926,208
  54,000,000   STADSHYPOTEK DELAWARE##++                                            0.59     08/19/2009        53,930,085
  85,000,000   STADSHYPOTEK DELAWARE##++                                            1.15     06/18/2009        84,953,840
  32,000,000   STARBIRD FUNDING CORPORATION##++(p)                                  0.35     06/30/2009        31,990,978
  40,000,000   STARBIRD FUNDING CORPORATION##++(p)                                  0.40     06/12/2009        39,995,111
  31,000,000   STARBIRD FUNDING CORPORATION##++(p)                                  0.43     06/05/2009        30,998,519
  12,200,000   STARBIRD FUNDING CORPORATION##++(p)                                  0.45     07/27/2009        12,191,460
  24,000,000   STARBIRD FUNDING CORPORATION##++(p)                                  0.77     07/21/2009        23,974,333
  25,000,000   STARBIRD FUNDING CORPORATION##++(p)                                  0.80     07/21/2009        24,972,222
  17,000,000   STRAIGHT-A FUNDING LLC##++(p)                                        0.39     08/24/2009        16,984,530
  25,000,000   STRAIGHT-A FUNDING LLC##++(p)                                        0.39     08/25/2009        24,976,979
  56,000,000   STRAIGHT-A FUNDING LLC##++(p)                                        0.43     08/14/2009        55,950,502
  11,000,000   SURREY FUNDING CORPORATION##++(p)                                    0.35     06/09/2009        10,999,144
  66,000,000   SURREY FUNDING CORPORATION##++(p)                                    0.52     08/06/2009        65,937,080
  26,000,000   SURREY FUNDING CORPORATION##++(p)                                    0.52     08/10/2009        25,973,711

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

HERITAGE MONEY MARKET FUND

                                                                                  INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                        RATE        DATE           VALUE
------------   -------------                                                      --------   ----------   ---------------
COMMERCIAL PAPER (continued)
$ 99,750,000   SWEDBANK AB##++                                                      0.55%    12/22/2009   $    99,439,112
  50,000,000   SWEDBANK AB##++                                                      0.87     02/09/2010        49,694,292
  50,000,000   SWEDBANK AB##++                                                      0.90     02/16/2010        49,678,611
  94,000,000   SWEDISH EXPORT CREDIT CORPORATION##                                  0.85     07/01/2009        93,933,417
  10,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)               0.27     06/05/2009         9,999,700
  12,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)               0.27     06/18/2009        11,998,470
  16,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)               0.30     06/10/2009        15,998,800
  36,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)               0.45     07/09/2009        35,982,900
  37,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)               0.55     07/30/2009        36,966,649
  30,396,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)               0.60     06/09/2009        30,391,947
  35,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)               0.90     06/12/2009        34,990,375
  19,000,000   THUNDER BAY FUNDING LLC##++(p)                                       0.27     06/11/2009        18,998,575
  61,000,000   TICONDEROGA FUNDING LLC##++(p)                                       0.27     06/18/2009        60,992,223
  29,000,000   TOYOTA CREDIT DE PUERTO RICO CORPORATION##                           0.45     07/08/2009        28,986,588
  27,000,000   TOYOTA CREDIT DE PUERTO RICO CORPORATION##                           0.45     07/14/2009        26,985,488
  59,000,000   TULIP FUNDING CORPORATION##++(p)                                     0.60     07/09/2009        58,962,633
  30,000,000   UBS FINANCE DELAWARE LLC##                                           0.42     07/14/2009        29,984,950
  72,000,000   UBS FINANCE DELAWARE LLC##                                           0.48     07/28/2009        71,945,280
  86,000,000   UBS FINANCE DELAWARE LLC##                                           1.25     07/07/2009        85,892,500
 119,350,000   UBS FINANCE DELAWARE LLC##                                           1.40     06/10/2009       119,308,227
  52,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                               0.50     06/03/2009        51,998,556
  20,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                               0.55     06/02/2009        19,999,694
  34,000,000   WESTPAC SECURITIES NZ LIMITED##++                                    0.56     08/11/2009        33,962,449
   6,000,000   WESTPAC SECURITIES NZ LIMITED##++                                    0.57     08/11/2009         5,993,255
  19,000,000   WESTPAC SECURITIES NZ LIMITED##++                                    0.60     09/14/2009        18,966,750
  24,000,000   WESTPAC SECURITIES NZ LIMITED##++                                    0.65     08/03/2009        23,972,700
  35,000,000   WESTPAC SECURITIES NZ LIMITED##++                                    0.80     07/14/2009        34,966,556
  27,000,000   WESTPAC SECURITIES NZ LIMITED##++                                    1.05     07/02/2009        26,975,588
  43,000,000   WESTPAC SECURITIES NZ LIMITED##++                                    1.12     07/02/2009        42,958,529
  88,850,000   WESTPAC SECURITIES NZ LIMITED##++                                    1.40     07/20/2009        88,680,691
   7,000,000   WINDMILL FUNDING CORPORATION##++(p)                                  0.66     07/23/2009         6,993,327
  20,000,000   WINDMILL FUNDING CORPORATION##++(p)                                  0.85     07/13/2009        19,980,167
  84,000,000   WINDMILL FUNDING CORPORATION##++(p)                                  0.88     06/01/2009        84,000,000
  80,000,000   WINDMILL FUNDING CORPORATION##++(p)                                  0.90     06/04/2009        79,994,067
  54,844,000   YORKTOWN CAPITAL LLC##++(p)                                          0.36     08/24/2009        54,797,931
  62,000,000   YORKTOWN CAPITAL LLC##++(p)                                          0.50     08/03/2009        61,945,750
  43,000,000   YORKTOWN CAPITAL LLC##++(p)                                          0.60     06/08/2009        42,994,983
TOTAL COMMERCIAL PAPER (COST $10,116,095,820)                                                              10,116,095,820
                                                                                                          ---------------
CORPORATE BONDS & NOTES: 3.15%
  56,000,000   BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-          0.97     02/05/2010        56,000,000
  10,000,000   BANK OF IRELAND+/-++                                                 1.48     10/02/2009        10,000,000
   7,000,000   BASF FINANCE EUROPE NV+/-++                                          1.12     11/20/2009         7,000,000
  28,100,000   BEAR STEARNS COMPANY SERIES MTN+/-                                   0.84     08/21/2009        28,025,564
  42,000,000   CITIBANK NA+/-                                                       1.28     09/30/2010        42,000,000
  75,000,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                   1.40     10/02/2009        75,000,000
     700,000   COUNTRYWIDE HOME LOANS INCORPORATED                                  5.63     07/15/2009           701,944
  19,500,000   HSBC USA INCORPORATED+/-                                             1.56     10/15/2009        19,500,000
  65,000,000   IBM INTERNATIONAL GROUP CAPITAL LLC+/-++                             0.88     09/25/2009        65,000,000
  46,600,000   RABOBANK NEDERLAND NV+/-++                                           1.18     10/09/2009        46,600,000
  48,000,000   ROYAL BANK OF CANADA+/-++                                            1.18     10/15/2009        48,000,000
  90,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                                1.72     10/09/2009        90,000,000
   8,000,000   SEARIVER MARITIME INCORPORATED+/-ss(i)                               2.00     10/01/2011         8,000,000
TOTAL CORPORATE BONDS & NOTES (COST $495,827,508)                                                             495,827,508
                                                                                                          ---------------
EXTENDABLE BONDS: 0.40%
  62,000,000   JPMORGAN CHASE & COMPANY+/-                                          1.38     06/02/2009        62,001,195
TOTAL EXTENDABLE BONDS (COST $62,001,195)                                                                      62,001,195
                                                                                                          ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

HERITAGE MONEY MARKET FUND

                                                                                  INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                        RATE        DATE           VALUE
------------   -------------                                                      --------   ----------   ---------------
MEDIUM TERM NOTES: 0.84%
$ 31,000,000   BEAR STEARNS COMPANY LLC+/-                                          1.39%    07/16/2009   $    31,024,819
  20,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                              0.42     10/09/2009        20,000,000
  35,000,000   ING USA GLOBAL FUNDING TRUST+/-(i)                                   1.75     10/19/2009        35,000,000
  43,000,000   JPMORGAN CHASE & COMPANY+/-                                          1.28     06/26/2009        43,017,161
   3,500,000   JPMORGAN CHASE & COMPANY+/-                                          1.31     06/05/2009         3,500,235
TOTAL MEDIUM TERM NOTES (COST $132,542,215)                                                                   132,542,215
                                                                                                          ---------------
MUNICIPAL BONDS & NOTES: 5.08%
  15,655,000   ACADEMY OF THE NEW CHURCH(OTHER REVENUE)+/-ss                        0.50     02/01/2025        15,655,000
   5,100,000   ALLEN COUNTY OH HOSPITAL FACILITIES CATHOLIC HEALTHCARE
               SERIES A (HCFR, BANK OF AMERICA NA LOC)+/-ss                         0.20     10/01/2031         5,100,000
  18,000,000   BALTIMORE MD PACKAGE SYSTEMS FACILITIES (PARKING FACILITIES
               REVENUE, BANK OF AMERICA NA LOC)+/-ss                                1.00     07/01/2032        18,000,000
  10,000,000   CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
               ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR)+/-ss         0.26     07/01/2026        10,000,000
  20,000,000   CALIFORNIA HEALTH FACILITIES FINANCING STANFORD HOSPITAL A2
               (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-ss                      0.30     11/15/2040        20,000,000
  49,220,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (HOUSING REVENUE,
               BANQUE NATIONALE PARIS LOC)+/-ss                                     0.40     02/01/2035        49,220,000
  12,860,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (HOUSING REVENUE,
               BANQUE NATIONALE PARIS LOC)+/-ss                                     0.40     08/01/2035        12,860,000
  28,000,000   CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA
               LOC)+/-ss                                                            0.20     07/01/2035        28,000,000
  20,000,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA
               LOC)+/-ss                                                            0.20     07/01/2033        20,000,000
  15,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
               REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                      0.75     05/01/2022        15,000,000
  17,500,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
               REVENUE LOC, FSA INSURED)+/-ss                                       1.00     05/01/2022        17,500,000
  20,600,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C13 (UTILITIES
               REVENUE, FIRST SECURITY BANK LOC)+/-ss                               0.95     05/01/2022        20,600,000
  22,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F2 (WATER
               REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                               0.18     05/01/2020        22,000,000
  28,600,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER
               REVENUE, FIRST SECURITY BANK LOC)+/-ss                               0.75     05/01/2017        28,600,000
  39,080,000   CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK
               OF AMERICA NA LOC)+/-ss                                              0.15     05/01/2040        39,080,000
   9,817,000   COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1 (HOUSING
               REVENUE, GO OF AUTHORITY)+/-ss                                       1.10     10/01/2038         9,817,000
   5,000,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES C1 (OTHER
               REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                               1.10     11/01/2033         5,000,000
  30,000,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CLASS I
               SERIES A-2 (HOUSING REVENUE, DEXIA INSURED)+/-ss                     1.90     05/01/2038        30,000,000
  29,980,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
               PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/-ss                    0.90     05/01/2049        29,980,000
  38,470,000   COLORADO HOUSING FINANCE AUTHORITY SERIES C1 (OTHER REVENUE,
               JPMORGAN CHASE BANK LOC)+/-ss                                        0.90     11/01/2032        38,470,000
  19,000,000   COOK COUNTY IL (OTHER REVENUE, HARRIS TRUST SAVINGS BANK
               LOC)+/-ss                                                            0.90     11/01/2030        19,000,000
  24,000,000   COOK COUNTY IL (OTHER REVENUE, NORTHERN TRUST CORPORATION
               LOC)+/-ss                                                            0.90     11/01/2030        24,000,000
  60,000,000   DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE
               REVENUE, FIRST SECURITY BANK LOC)+/-ss                               2.00     12/15/2037        60,000,000
   8,300,000   HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER
               REVENUE, BANK OF AMERICA NA LOC)+/-ss                                0.55     05/15/2034         8,300,000
   1,000,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
               FHLMC INSURED)+/-ss                                                  0.35     07/01/2035         1,000,000
  14,315,000   LANCASTER COUNTY HOSPITAL AUTHORITY HEALTH SYSTEM LANCASTER
               GENERAL HOSPITAL (HOSPITAL REVENUE, BANK OF AMERICA NA
               LOC)+/-ss                                                            0.18     07/01/2041        14,315,000
  18,325,000   LOUISIANA PUBLIC FACILITIES AUTHORITY (HOSPITAL REVENUE,
               JPMORGAN CHASE BANK LOC)+/-ss                                        0.30     07/01/2028        18,325,000
  13,500,000   MICHIGAN STATE STRATEGIC FUND LIMITED TAXABLE WATERFRONT
               SERIES A (INDUSTRIAL DEVELOPMENT REVENUE, DEUTSCHE BANK AG
               LOC)+/-ss                                                            1.00     03/01/2039        13,500,000
  19,600,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
               SERIES B (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss               0.32     08/15/2025        19,600,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

HERITAGE MONEY MARKET FUND

                                                                                  INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                        RATE        DATE           VALUE
------------   -------------                                                      --------   ----------   ---------------
MUNICIPAL BONDS & NOTES (continued)
$  5,000,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
               CLINIC SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss        0.25%    08/15/2037   $     5,000,000
   7,300,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
               CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss       0.25     08/15/2037         7,300,000
  23,850,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH CARE
               FACILITIES SERIES A (HCFR, FIRST SECURITY BANK LOC)+/-ss             0.25     08/15/2034        23,850,000
   5,800,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E (HOUSING
               REVENUE, GO OF AUTHORITY)+/-ss                                       0.60     07/01/2038         5,800,000
   6,500,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING
               REVENUE, GO OF AUTHORITY)+/-ss                                       0.60     07/01/2048         6,500,000
  23,085,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT B (PROPERTY TAX
               REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                      2.00     11/01/2028        23,085,000
  16,200,000   MISSOURI STATE MO HEALTH & EDUCATIONAL FACILITIES AUTHORITY
               LOUIS UNIVERSITY SERIES B-1 (EDUCATIONAL FACILITIES REVENUE,
               BANK OF AMERICA NA LOC)+/-ss                                         0.17     10/01/2035        16,200,000
  11,100,000   MISSOURI STATE MO HEALTH & EDUCATIONAL FACILITIES AUTHORITY
               THE WASHINGTON UNIVERSITY SERIES A (COLLEGE AND UNIVERSITY
               REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                               0.25     09/01/2030        11,100,000
  21,900,000   NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 1991 D
               (TOLL ROAD REVENUE, SOCIETE GENERALE LOC)+/-ss                       3.50     01/01/2018        21,900,000
  21,000,000   NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY SUBSERIES B-1
               (WATER & SEWER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                0.20     06/15/2024        21,000,000
   5,000,000   RENO NV SALES TAX REVENUE SR LIEN RETRAC RENO PROJECT (SALES
               TAX REVENUE, BANK OF NEW YORK LOC)+/-ss                              0.25     06/01/2042         5,000,000
  10,000,000   SAN JOSE CA FINANCING AUTHORITY TAXABLE LAND SERIES F (OTHER
               REVENUE, BANK OF AMERICA NA LOC)+/-ss                                0.50     06/01/2034        10,000,000
   7,000,000   SOUTH PLACER WASTEWATER AUTHORITY CALIFORNIA SERIES A (SEWER
               REVENUE, STATE STREET BANK & TRUST LOC)+/-ss                         0.29     11/01/2035         7,000,000
   2,000,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
               (OTHER REVENUE, NATIONAL AUSTRALIA BANK NA LOC)+/-ss                 0.50     06/01/2045         2,000,000
   8,000,000   TRIBOROUGH NEW YORK BRIDGE & TUNNEL AUTHORITY SERIES B (TOLL
               ROAD REVENUE, STATE STREET BANK & TRUST LOC)+/-ss                    0.17     01/01/2032         8,000,000
   2,000,000   WAUKESHA HEALTH SYSTEM INCORPORATED (HFR, JPMORGAN CHASE BANK
               LOC)+/-ss                                                            0.80     08/15/2026         2,000,000
   5,500,000   WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY WV UTD HEALTH
               SYSTEMS SERIES A (HOSPITAL REVENUE, BANK OF AMERICA NA
               LOC)+/-ss                                                            0.26     06/01/2041         5,500,000
   4,000,000   WISCONSIN STATE HEFA MERITER HOSPITAL INCORPORATED SERIES A
               (HCFR, US BANK NA LOC)+/-ss                                          0.20     12/01/2024         4,000,000
TOTAL MUNICIPAL BONDS & NOTES (COST $798,157,000)                                                             798,157,000
                                                                                                          ---------------
REPURCHASE AGREEMENTS: 4.69%
 316,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $316,004,740)                  0.18     06/01/2009       316,000,000
 215,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $215,003,583)                  0.20     06/01/2009       215,000,000
  85,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $85,002,125)                   0.30     06/01/2009        85,000,000
  79,000,000   HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $79,001,185)                              0.18     06/01/2009        79,000,000
  16,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $16,000,253)                              0.19     06/01/2009        16,000,000
   4,250,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $4,250,060)                    0.17     06/01/2009         4,250,000
  23,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $23,001,093)                   0.57     06/01/2009        23,000,000
TOTAL REPURCHASE AGREEMENTS (COST $738,250,000)                                                               738,250,000
                                                                                                          ---------------
SECURED MASTER NOTE AGREEMENT: 2.27%
 236,589,000   BANK OF AMERICA SECURITIES LLC+/-ss                                  0.38     09/09/2034       236,589,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

HERITAGE MONEY MARKET FUND

                                                                                  INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                        RATE        DATE           VALUE
------------   -------------                                                      --------   ----------   ---------------
SECURED MASTER NOTE AGREEMENT (continued)
$120,000,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-                             0.72%    09/09/2049   $   120,000,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $356,589,000)                                                       356,589,000
                                                                                                          ---------------
TIME DEPOSITS: 8.95%
 113,000,000   BANCO BILBAO VIZCAYA LONDON                                          0.22     06/01/2009       113,000,000
  74,000,000   BANK OF IRELAND                                                      0.40     06/02/2009        74,000,000
 147,000,000   BNP PARIBAS PARIS                                                    0.24     06/01/2009       147,000,000
 102,000,000   DANSKE BANK A/S COPENHAGEN                                           0.38     06/01/2009       102,000,000
 209,000,000   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.35     06/01/2009       209,000,000
 212,000,000   JPMORGAN CHASE BANK                                                  0.19     06/01/2009       212,000,000
 158,000,000   KBC BANK NV BRUSSELS                                                 0.35     06/01/2009       158,000,000
 105,000,000   NATIXIS                                                              0.28     06/04/2009       105,000,000
  68,000,000   NORDEA BANK AB                                                       0.18     06/01/2009        68,000,000
 220,000,000   ROYAL BANK OF SCOTLAND PLC                                           0.25     06/01/2009       220,000,000
TOTAL TIME DEPOSITS (COST $1,408,000,000)                                                                   1,408,000,000
                                                                                                          ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $15,816,316,023)*                                                  100.57%                          $15,816,316,023
OTHER ASSETS AND LIABILITIES, NET                                         (0.57)                              (89,330,513)
                                                                         ------                           ---------------
TOTAL NET ASSETS                                                         100.00%                          $15,726,985,510
                                                                         ------                           ---------------

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(i)  ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

MINNESOTA MONEY MARKET FUND

                                                                                          INTEREST
PRINCIPAL    SECURITY NAME                                                                  RATE     MATURITY DATE       VALUE
---------    -------------                                                                --------   -------------   ------------
MUNICIPAL BONDS & NOTES: 98.79%
MINNESOTA: 98.79%
$  284,000   ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA LOC)ss+/-           0.20%     09/01/2029   $    284,000
 1,705,000   BECKER MN PLYMOUTH FOAM PROJECT (INDUSTRIAL DEVELOPMENT REVENUE, US
             BANK NA LOC)ss+/-                                                                0.69      05/01/2019      1,705,000
 1,150,000   BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA INSURED)ss+/-              0.49      11/15/2032      1,150,000
   585,000   BLOOMINGTON MN HOUSING & RDA MASONIC HOME CLUSTER (HOUSING REVENUE, US
             BANK NA LOC)ss+/-                                                                0.48      08/01/2025        585,000
   605,000   BLOOMINGTON MN NORLAN PARTNERS SERIES B (HOUSING REVENUE, LASALLE
             NATIONAL BANK NA LOC)ss+/-                                                       0.49      07/15/2032        605,000
   550,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA INSURED)ss+/-               0.33      07/15/2030        550,000
   200,000   BURNSVILLE MN BRIDGEWAY APARTMENTS PROJECT (HOUSING REVENUE, FNMA
             INSURED)ss+/-                                                                    0.33      10/15/2033        200,000
 3,920,000   CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION PROJECT
             (HCFR, BANK OF NEW YORK LOC)ss+/-                                                0.25      11/01/2035      3,920,000
 1,850,000   CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION PROJECT
             (HOSPITAL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                               0.89      11/01/2027      1,850,000
   955,000   COON RAPIDS MN DRAKE APARTMENTS PROJECT A (OTHER REVENUE, FNMA
             INSURED)ss+/-                                                                    0.49      06/15/2038        955,000
   335,000   DAKOTA COUNTY MN CDA BRENTWOOD HILLS APARTMENTS PROJECT SERIES B
             (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                             0.73      09/01/2038        335,000
   110,000   DAKOTA COUNTY MN CDA CATHOLIC FINANCE CORPORATION (ECONOMIC DEVELOPMENT
             REVENUE, US BANK NA LOC)ss+/-                                                    0.25      01/01/2012        110,000
 2,600,000   DAKOTA COUNTY MN RDA (OTHER REVENUE, MERRILL LYNCH CAPITAL SERVICES
             LOC)ss+/-                                                                        0.50      06/01/2029      2,600,000
 3,555,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489 (OTHER REVENUE, AMBAC
             INSURED)ss+/-                                                                    0.33      01/01/2030      3,555,000
 5,000,000   DULUTH MN SEAWAY PORT AUTHORITY SAINT LAWRENCE CEMENT INCORPORATED
             PROJECT (IDR, WACHOVIA BANK LOC)ss+/-(q)                                         0.35      03/01/2020      5,000,000
   190,000   EDEN PRAIRIE MN EDEN GLEN APARTMENTS PROJECT (MFHR, FNMA INSURED)ss+/-           0.33      02/15/2031        190,000
   300,000   EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)ss+/-                             0.35      12/01/2029        300,000
 6,715,000   FARMINGTON MN INDEPENDENT SCHOOL DISTRICT # 192 (PROPERTY TAX REVENUE,
             FIRST SECURITY BANK LOC)ss+/-++                                                  0.99      02/01/2026      6,715,000
   815,000   HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS PROJECT (MFHR,
             LASALLE NATIONAL BANK NA LOC)ss+/-                                               0.43      04/15/2035        815,000
 1,245,000   MAHTOMEDI MN BRIARCLIFF MANOR APARTMENTS SERIES A (OTHER REVENUE, FNMA
             INSURED)ss+/-                                                                    0.49      06/15/2038      1,245,000
 1,800,000   MANKATO MN SERIES E (PROPERTY TAX REVENUE, US BANK NA LOC)ss+/-                  0.38      02/01/2018      1,800,000
   385,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH CARE FACILITIES SERIES A
             (HCFR, FIRST SECURITY BANK LOC)ss+/-                                             0.25      08/15/2034        385,000
 3,380,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA SERIES B1 (HCFR, BANK OF NEW
             YORK LOC)ss+/-++                                                                 0.20      11/15/2034      3,380,000
   175,000   MINNEAPOLIS MN CDA C&G PARTNERS PROJECT (OTHER REVENUE, US BANK NA
             LOC)ss+/-                                                                        0.38      12/01/2015        175,000
 4,370,000   MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING REVENUE, US BANK
             NA LOC)ss+/-                                                                     0.49      10/01/2024      4,370,000
 4,400,000   MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING REVENUE, US BANK NA LOC)ss+/-        0.53      10/01/2032      4,400,000
   500,000   MINNEAPOLIS MN HOUSING DEVELOPMENT SYMPHONY PLACE PROJECT (HOUSING
             REVENUE, FNMA INSURED)ss+/-                                                      0.35      12/01/2014        500,000
   495,000   MINNEAPOLIS MN MINNEHAHA ACADEMY PROJECT (PRIVATE SCHOOL REVENUE, US
             BANK NA LOC)ss+/-                                                                0.20      05/01/2026        495,000
   250,000   MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER REVENUE,
             US BANK NA LOC)ss+/-                                                             0.20      10/01/2021        250,000
 2,965,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE SERIES B
             (HCFR, FIRST SECURITY BANK LOC)ss+/-                                             0.32      08/15/2025      2,965,000
   270,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE SERIES B
             (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                                    0.32      08/15/2025        270,000
 3,715,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE FACILITY
             ESSENTIAL C4 (HCFR, ASSURED GUARANTY)ss+/-                                       0.35      02/15/2030      3,715,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

MINNESOTA MONEY MARKET FUND

                                                                                          INTEREST
PRINCIPAL    SECURITY NAME                                                                  RATE     MATURITY DATE       VALUE
---------    -------------                                                                --------   -------------   ------------
MINNESOTA (continued)
$3,750,000   MINNESOTA RURAL WATER FINANCE AUTHORITY PUBLIC PROJECTS CONSTRUCTION
             NOTES (WATER REVENUE)                                                            2.75%     06/01/2009   $  3,750,000
   605,000   MINNESOTA STATE HEFAR HAMLINE UNIVERSITY SERIES 6E1 (COLLEGE &
             UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-                          0.34      10/01/2016        605,000
 1,700,000   MINNESOTA STATE HEFAR OLAF COLLEGE FIVE M2 (COLLEGE & UNIVERSITY
             REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-                                     0.25      10/01/2020      1,700,000
 1,690,000   MINNESOTA STATE HEFAR ST. OLAF COLLEGE SERIES 5H  (COLLEGE & UNIVERSITY
             REVENUE, HARRIS TRUST & SAVING BANK LOC)ss+/-                                    0.25      10/01/2030      1,690,000
 1,395,000   MINNESOTA STATE HEFAR TRUSTEES HAMLINE UNIVERSITY SERIES 6E3 (COLLEGE &
             UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-                          0.34      10/01/2016      1,395,000
   500,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES 1 (HOUSING REVENUE,
             LLOYDS BANK LOC)ss+/-                                                            0.41      01/01/2036        500,000
 4,350,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C (HOUSING REVENUE, FHLB
             INSURED)ss+/-                                                                    0.41      07/01/2048      4,350,000
 1,260,000   MINNESOTA STATE HFA SERIES 1552 (HOUSING REVENUE, GO OF AUTHORITY)ss+/-          0.52      01/01/2010      1,260,000
   200,000   MINNESOTA STATE OLAF COLLEGE SERIES 5-M1 (COLLEGE & UNIVERSITY REVENUE,
             HARRIS TRUST SAVINGS BANK LOC)ss+/-                                              0.25      10/01/2032        200,000
   315,000   MINNESOTA STATE RESIDENTIAL HOUSING SERIES G (HOUSING REVENUE, GO OF
             AUTHORITY)ss+/-                                                                  0.42      01/01/2032        315,000
   420,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
             UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                              1.00      10/01/2021        420,000
   120,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C (COLLEGE &
             UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                              1.00      04/01/2025        120,000
 3,130,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
             UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                              1.00      04/01/2027      3,130,000
 4,215,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER REVENUE, BANK
             OF NEW YORK LOC)ss+/-                                                            0.35      10/01/2032      4,215,000
   900,000   MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)ss+/-                               0.33      05/15/2034        900,000
 2,300,000   OAKDALE MN COTTAGE HOMESTEADS OF ASPEN (HOUSING REVENUE, FHLMC
             INSURED)ss+/-                                                                    0.43      06/01/2045      2,300,000
   750,000   PINE CITY MN STATE AGENCY (HOUSING REVENUE, FNMA INSURED)ss+/-                   0.33      04/15/2036        750,000
   540,000   PLYMOUTH MN DAILY PRINTING INCORPORATED PROJECT (IDR, US BANK NA LOC)ss+/-       0.73      10/01/2010        540,000
 6,215,000   PLYMOUTH MN THE LAKES APARTMENTS PROJECT (HOUSING REVENUE, FHLMC
             INSURED)ss+/-                                                                    0.49      08/01/2034      6,215,000
   500,000   ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I (HCFR)                 5.90      11/15/2009        511,956
   445,000   ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HCFR, US BANK NA LOC)ss+/-         0.20      10/01/2029        445,000
 1,370,000   RUSH CITY MN PLASTECH CORPORATION PROJECT (IDR, US BANK NA LOC)ss+/-             0.63      09/01/2014      1,370,000
   500,000   ST PAUL MN HOUSING & RDA SCIENCE MUSEUM OF MINNESOTA SERIES A
             (RECREATIONAL FACILITIES REVENUE, US BANK NA LOC)ss+/-                           0.35      05/01/2027        500,000
   550,000   ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA INSURED )ss+/-           0.33      05/15/2032        550,000
 3,595,000   ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR, LASALLE NATIONAL
             BANK NA LOC)ss+/-                                                                0.49      10/01/2037      3,595,000
 2,045,000   ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL FACILITIES
             REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                         1.25      10/01/2025      2,045,000
 3,000,000   ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT # 283 SERIES B (PROPERTY
             TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                             2.00      09/04/2009      3,010,021
 1,875,000   ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR, FNMA
             INSURED)ss+/-                                                                    0.49      09/15/2031      1,875,000
 3,315,000   ST. PAUL MN HOUSING & RDA BRIGECREEK SENIOR PLACE SERIES A (HOUSING
             REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                                      0.49      06/15/2037      3,315,000
   200,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES D (IDR, DEXIA CREDIT
             LOCAL DE FRANCE LOC)ss+/-                                                        2.45      03/01/2013        200,000
   580,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I (IDR, DEXIA CREDIT
             LOCAL DE FRANCE LOC)ss+/-                                                        2.45      06/01/2015        580,000
 2,025,000   ST. PAUL MN HOUSING & RDA DISTRICT SERIES E (OTHER REVENUE, DEXIA
             CREDIT LOCAL DE FRANCE LOC)ss+/-                                                 2.75      12/01/2019      2,025,000
 1,420,000   ST. PAUL MN HOUSING & RDA HAMPDEN SQUARE APARTMENTS SERIES A (HOUSING
             REVENUE, FNMA INSURED)ss+/-                                                      0.49      06/01/2032      1,420,000
$1,105,000   ST. PAUL MN HOUSING & RDA KENDRICK APARTMENTS PROJECTS (HOUSING
             REVENUE, US BANK NA LOC)ss+/-                                                    0.65%     01/01/2027   $  1,105,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

MINNESOTA MONEY MARKET FUND

                                                                                          INTEREST
PRINCIPAL    SECURITY NAME                                                                  RATE     MATURITY DATE       VALUE
---------    -------------                                                                --------   -------------   ------------
MINNESOTA (continued)
 1,550,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED
             IRISH BANK PLC LOC)ss+/-                                                         0.65      05/01/2022      1,550,000
   925,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED
             IRISH BANK PLC LOC)ss+/-                                                         0.65      10/01/2025        925,000
   375,000   ST. PAUL MN PORT AUTHORITY AMHERST H WILDER FOUNDATION SERIES 06-3
             (RECREATIONAL FACILITIES REVENUE, BANK OF NEW YORK LOC)ss+/-                     0.25      04/01/2036        375,000
    55,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER REVENUE,
             DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                                           1.43      03/01/2012         55,000
   585,000   ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J (OTHER
             REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                                  2.25      12/01/2025        585,000
   450,000   ST. PAUL MN PORT AUTHORITY HARRIS CONTRACTING COMPANY PROJECT SERIES A
             (IDR, US BANK NA LOC)ss+/-                                                       0.73      05/01/2016        450,000
   720,000   ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE, FHLMC INSURED)ss+/-            0.33      02/01/2034        720,000
 4,420,000   ST. PAUL MN PORT AUTHORITY SERIES 2005-4 SERIES I (ELECTRIC REVENUE,
             DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                                           2.45      12/01/2025      4,420,000
   390,000   ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE, ALLIED IRISH
             BANK PLC LOC)ss+/-                                                               0.65      05/01/2025        390,000
   705,000   STEWARTVILLE MN HALCON CORPORATION PROJECT (IDR, US BANK NA LOC)ss+/-            0.73      03/01/2018        705,000
 6,000,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY REVENUE, GO OF
             UNIVERSITY)ss+/-                                                                 0.15      08/15/2031      6,000,000
   400,000   UNIVERSITY OF MINNESOTA SERIES C (COLLEGE & UNIVERSITY REVENUE, GO OF
             UNIVERSITY)ss+/-                                                                 0.15      12/01/2036        400,000
   700,000   WINONA MN PORT AUTHORITY BAY STREET MILLING COMPANY PROJECT SERIES A
             (IDR, HARRIS TRUST SAVINGS BANK LOC)ss+/-                                        0.79      06/01/2011        700,000
                                                                                                                      129,550,977
                                                                                                                     ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $129,550,977)                                                                     129,550,977
                                                                                                                     ------------
COMMERCIAL PAPER: 1.07%
 1,400,000   ROCHESTER MN HEALTH CARE                                                         0.60      06/09/2009      1,400,000
TOTAL COMMERCIAL PAPER (COST $1,400,000)                                                                                1,400,000
                                                                                                                     ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $130,950,977)*                                                              99.86%                             $130,950,977
OTHER ASSETS AND LIABILITIES, NET                                                  0.14                                   180,002
                                                                                 ------                              ------------
TOTAL NET ASSETS                                                                 100.00%                             $131,130,979
                                                                                 ------                              ------------

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

(q)  CREDIT ENHANCEMENT IS PROVIDED BY A NON-CONTROL AFFILIATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL         SECURITY NAME                                                      RATE        DATE             VALUE
---------         -------------                                                    --------   ----------   -------------------
CERTIFICATES OF DEPOSIT: 13.16%
$    10,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                           0.45%  10/01/2009   $        10,000,000
      5,000,000   BANK OF AMERICA NA+/-                                                0.38   06/12/2009             5,000,118
     47,000,000   BANK OF IRELAND (STAMFORD)                                           1.92   06/22/2009            47,000,000
      4,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                     1.51   09/02/2009             4,004,302
      4,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                     1.52   09/08/2009             4,004,737
    221,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                   1.33   08/14/2009           221,000,000
     16,000,000   BARCLAYS BANK PLC (NEW YORK)                                         1.35   06/18/2009            16,000,000
     57,000,000   BARCLAYS BANK PLC (NEW YORK)+/-ss                                    1.11   04/07/2010            57,000,000
     44,000,000   BNP PARIBAS (NEW YORK)                                               1.04   06/25/2009            44,000,073
     47,000,000   BNP PARIBAS (NEW YORK)                                               0.77   11/12/2009            47,000,000
    100,000,000   CALYON (NEW YORK)                                                    1.30   06/19/2009           100,000,000
     27,000,000   CALYON (NEW YORK)                                                    0.83   06/23/2009            27,000,000
      5,000,000   CALYON (NEW YORK)                                                    0.82   09/02/2009             5,000,129
    132,000,000   DEUTSCHE BANK (NEW YORK)+/-                                          1.39   08/04/2009           132,000,000
    110,300,000   LLOYDS TSB BANK PLC (NEW YORK)                                       1.49   07/09/2009           110,301,155
     44,000,000   NATIONAL AUSTRALIA BANK (NEW YORK)                                   0.57   07/09/2009            44,000,000
     25,000,000   RABOBANK NEDERLAND NV (NEW YORK)                                     0.75   11/09/2009            25,000,000
     47,000,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                   1.51   10/01/2009            47,000,000
     75,000,000   SOCIETE GENERALE (NEW YORK)+/-ss                                     1.03   04/05/2010            75,000,000
     47,000,000   SVENSKA HANDELSBANKEN (NEW YORK)                                     0.48   08/11/2009            47,000,926
     25,000,000   UNICREDITO ITALIANO (NEW YORK)                                       1.16   08/05/2009            25,000,225
     72,000,000   UNICREDITO ITALIANO (NEW YORK)+/-ss                                  1.05   10/14/2009            72,000,000
      8,000,000   UNICREDITO ITALIANO SPA                                              0.82   07/20/2009             8,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $1,172,311,665)                                                              1,172,311,665
                                                                                                           -------------------
COMMERCIAL PAPER: 48.93%
      2,000,000   ACTS RETIREMENT-LIFE##                                               1.20   07/01/2009             1,998,000
     24,000,000   ALLIED IRISH BANKS NA##++                                            0.47   06/02/2009            23,999,687
      7,000,000   AMERICAN HONDA FINANCE##                                             0.75   08/18/2009             6,988,625
     35,000,000   AMSTEL FUNDING CORPORATION##++(p)                                    2.15   06/01/2009            35,000,000
     20,000,000   AMSTEL FUNDING CORPORATION##++(p)                                    1.90   06/10/2009            19,990,500
     33,000,000   AMSTEL FUNDING CORPORATION##++(p)                                    1.80   06/19/2009            32,970,300
      4,000,000   AMSTEL FUNDING CORPORATION##++(p)                                    1.95   06/24/2009             3,995,017
     26,000,000   AMSTEL FUNDING CORPORATION##++(p)                                    2.00   06/26/2009            25,963,889
     10,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                 0.88   06/05/2009             9,999,022
     10,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                 0.52   07/23/2009             9,992,489
      5,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                 0.55   08/06/2009             4,994,958
     24,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                1.05   06/01/2009            24,000,000
      2,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                0.75   06/09/2009             1,999,667
      6,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                1.05   07/07/2009             5,993,700
      5,750,000   ANTALIS US FUNDING CORPORATION##++(p)                                0.70   07/22/2009             5,744,298
     30,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                               3.41   06/11/2009            29,971,583
      7,750,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                               0.85   08/24/2009             7,734,629
     37,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                               0.57   09/08/2009            36,942,002
     10,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                               0.51   09/14/2009             9,985,125
     10,000,000   ASB FINANCE LIMITED (LONDON)##++                                     0.82   07/08/2009             9,991,572
     64,000,000   ASB FINANCE LIMITED (LONDON)##++                                     1.58   07/22/2009            63,856,747
     21,000,000   ASB FINANCE LIMITED (LONDON)##++                                     0.82   07/29/2009            20,972,257
     18,500,000   ASB FINANCE LIMITED (LONDON)##++                                     0.68   09/25/2009            18,459,464
      6,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                    1.00   11/18/2009             6,000,000
     13,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                     0.30   06/08/2009            12,999,242
     16,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                     0.42   06/16/2009            15,997,200
      5,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                     0.40   07/07/2009             4,998,000
     19,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                     0.42   07/07/2009            18,992,020
      8,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                     0.47   07/09/2009             7,996,031
     21,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                     0.50   08/03/2009            20,981,625
     31,750,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                     1.10   09/18/2009            31,644,255
     10,000,000   ATLANTIS ONE FUNDING##++(p)                                          0.58   07/07/2009             9,994,200
     28,000,000   ATLANTIS ONE FUNDING##++(p)                                          0.55   07/08/2009            27,984,172
     25,000,000   ATLANTIS ONE FUNDING##++(p)                                          0.47   07/20/2009            24,984,007
     10,000,000   ATLANTIS ONE FUNDING##++(p)                                          0.47   07/21/2009             9,993,472
     26,750,000   ATLANTIS ONE FUNDING##++(p)                                          0.47   07/22/2009            26,732,186

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL         SECURITY NAME                                                      RATE        DATE             VALUE
---------         -------------                                                    --------   ----------   -------------------
COMMERCIAL PAPER (continued)
$    30,000,000   BANCO BILBAO VIZCAYA LONDON##++                                      0.90%  08/17/2009   $        29,942,250
     15,000,000   BANCO BILBAO VIZCAYA LONDON##++                                      1.02   11/04/2009            14,933,700
     14,000,000   BANCO BILBAO VIZCAYA LONDON##++                                      1.02   11/06/2009            13,937,327
     19,000,000   BANCO BILBAO VIZCAYA LONDON##++                                      1.02   11/10/2009            18,912,790
     30,000,000   BANK OF IRELAND##++                                                  1.05   06/17/2009            29,986,000
     11,000,000   BNP PARIBAS FINANCE INCORPORATED##                                   1.05   06/18/2009            10,994,567
      6,300,000   BNZ INTERNATIONAL FUNDING##++                                        1.29   06/09/2009             6,298,194
      6,000,000   CALYON NORTH AMERICA INCORPORATED##                                  0.87   07/02/2009             5,995,505
      3,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                              0.31   06/19/2009             2,999,535
     18,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                              0.30   06/22/2009            17,996,850
      2,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                              0.35   06/24/2009             1,999,553
     10,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                              1.00   07/02/2009             9,991,389
     14,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                              0.95   07/07/2009            13,986,700
     20,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                              0.90   07/13/2009            19,979,000
     80,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                              0.90   07/17/2009            79,908,000
     33,250,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##            0.30   07/13/2009            33,238,363
     33,250,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##            0.30   07/20/2009            33,236,423
     15,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                             0.60   06/01/2009            15,000,000
     63,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                             1.30   07/14/2009            62,902,175
     30,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                             1.25   07/15/2009            29,954,167
     29,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                   0.60   06/03/2009            28,999,033
     41,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                   0.85   07/02/2009            40,969,990
     23,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                   1.00   07/13/2009            22,973,167
     23,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                   1.15   08/05/2009            22,952,243
     40,000,000   DANSKE CORPORATION##++                                               0.85   06/23/2009            39,979,222
     59,000,000   DANSKE CORPORATION##++                                               0.38   08/17/2009            58,952,046
    110,000,000   DNB NOR BANK ASA##++                                                 1.73   07/06/2009           109,815,520
     15,000,000   DNB NOR BANK ASA##++                                                 0.77   09/08/2009            14,968,444
     28,000,000   DNB NOR BANK ASA##++                                                 0.75   09/09/2009            27,941,667
      5,000,000   DNB NOR BANK ASA##++                                                 0.51   09/28/2009             4,991,571
     13,000,000   E.ON AG##++                                                          0.40   06/01/2009            13,000,000
      6,000,000   E.ON AG##++                                                          0.85   06/08/2009             5,999,008
     17,000,000   E.ON AG##++                                                          0.85   06/09/2009            16,996,789
     25,000,000   E.ON AG##++                                                          0.87   06/10/2009            24,994,563
     26,000,000   E.ON AG##++                                                          0.30   06/19/2009            25,996,100
     12,000,000   E.ON AG##++                                                          0.70   06/24/2009            11,994,633
     20,000,000   E.ON AG##++                                                          0.70   06/30/2009            19,988,722
     18,000,000   E.ON AG##++                                                          1.05   07/17/2009            17,975,850
     49,000,000   EBBETS FUNDING LLC##++(p)                                            0.50   06/02/2009            48,999,319
     24,000,000   EBBETS FUNDING LLC##++(p)                                            0.50   06/03/2009            23,999,333
     12,000,000   EBBETS FUNDING LLC##++(p)                                            0.55   06/24/2009            11,995,783
      7,000,000   EDISON ASSET SECURITIZATION LLC##++(p)                               0.50   07/27/2009             6,994,556
     11,000,000   EKSPORTFINANS ASA##++                                                0.25   06/26/2009            10,998,090
     25,250,000   EKSPORTFINANS ASA##++                                                1.50   09/02/2009            25,152,156
     12,000,000   ELYSIAN FUNDING LLC##++(p)                                           0.50   06/02/2009            11,999,833
     30,000,000   ELYSIAN FUNDING LLC##++(p)                                           0.50   06/03/2009            29,999,167
      9,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                   0.50   07/07/2009             8,995,500
     35,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                   0.50   07/10/2009            34,981,042
      5,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                   0.65   08/12/2009             4,993,500
     12,000,000   FAIRWAY FINANCE CORPORATION##++(p)                                   0.28   06/11/2009            11,999,067
    118,000,000   FORTIS FUNDING LLC##++                                               0.23   06/01/2009           118,000,000
      4,000,000   GDF SUEZ##++                                                         0.27   06/10/2009             3,999,730
     15,000,000   GDF SUEZ##++                                                         0.28   06/17/2009            14,998,133
      9,000,000   GDF SUEZ##++                                                         0.32   06/24/2009             8,998,160
     13,000,000   GDF SUEZ##++                                                         0.31   06/26/2009            12,997,201
      9,000,000   GDF SUEZ##++                                                         0.35   07/24/2009             8,995,362
      5,000,000   GDF SUEZ##++                                                         0.37   07/27/2009             4,997,122
      8,500,000   GDF SUEZ##++                                                         0.35   07/28/2009             8,495,290
      5,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.60   07/02/2009             4,997,417
     17,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.60   07/07/2009            16,989,800
      6,113,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.60   07/08/2009             6,109,230
      5,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.58   07/09/2009             4,996,939
     11,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.53   07/15/2009            10,992,874

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL         SECURITY NAME                                                      RATE        DATE             VALUE
---------         -------------                                                    --------   ----------   -------------------
COMMERCIAL PAPER (continued)
$     6,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.53%  07/22/2009   $         5,995,495
      3,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.53   07/23/2009             2,997,703
      4,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.37   08/19/2009             3,996,752
      2,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.37   08/21/2009             1,998,335
      5,000,000   GOVCO LLC##++(p)                                                     0.50   08/11/2009             4,995,069
     10,000,000   GRAMPIAN FUNDING LLC##++(p)                                          0.39   06/04/2009             9,999,675
     44,000,000   GRAMPIAN FUNDING LLC##++(p)                                          1.22   07/23/2009            43,922,462
     13,650,000   GRAMPIAN FUNDING LLC##++(p)                                          0.91   08/18/2009            13,623,087
     50,000,000   GRAMPIAN FUNDING LLC##++(p)                                          0.80   08/20/2009            49,911,111
     12,000,000   HSBC USA INCORPORATED##                                              0.29   06/09/2009            11,999,227
     33,000,000   ICICI BANK LIMITED##                                                 1.33   07/16/2009            32,945,138
     22,100,000   ING USA FUNDING LLC##                                                1.71   07/01/2009            22,068,508
     43,250,000   ING USA FUNDING LLC##                                                0.75   07/07/2009            43,217,563
     40,000,000   ING USA FUNDING LLC##                                                0.72   07/14/2009            39,965,600
     26,000,000   INTESA FUNDING LLC##                                                 0.26   06/04/2009            25,999,437
     25,000,000   INTESA FUNDING LLC##                                                 0.94   06/16/2009            24,990,208
     34,000,000   IRISH LIFE & PERMANENT PLC##++                                       0.55   06/02/2009            33,999,481
     24,000,000   IRISH LIFE & PERMANENT PLC##++                                       0.60   06/03/2009            23,999,200
     29,000,000   IRISH LIFE & PERMANENT PLC##++                                       0.60   06/05/2009            28,998,067
     44,500,000   IRISH LIFE & PERMANENT PLC##++                                       1.90   06/08/2009            44,483,560
     75,000,000   KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED##++                   2.15   06/25/2009            74,892,500
     75,000,000   KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED##++                   1.85   07/14/2009            74,834,271
     16,750,000   LEXINGTON PARKER CAPITAL##++(p)                                      1.05   06/03/2009            16,749,023
      5,000,000   LEXINGTON PARKER CAPITAL##++(p)                                      1.35   06/11/2009             4,998,125
     10,000,000   LEXINGTON PARKER CAPITAL##++(p)                                      1.35   06/17/2009             9,994,000
      7,000,000   LIBERTY STREET FUNDING LLC##++(p)                                    0.26   06/15/2009             6,999,292
     20,000,000   LIBERTY STREET FUNDING LLC##++(p)                                    0.27   06/15/2009            19,997,900
      1,000,000   LMA AMERICAS LLC##++(p)                                              0.28   06/17/2009               999,876
      3,000,000   LMA AMERICAS LLC##++(p)                                              0.75   06/22/2009             2,998,688
      4,000,000   LMA AMERICAS LLC##++(p)                                              0.28   06/25/2009             3,999,253
      8,000,000   LOS ANGELES DEPARTMENT OF AIRPORT##                                  0.85   06/04/2009             7,999,433
      2,000,000   MATCHPOINT MASTER TRUST##++(p)                                       0.30   06/16/2009             1,999,750
      2,000,000   MATCHPOINT MASTER TRUST##++(p)                                       0.50   06/16/2009             1,999,583
      6,000,000   MATCHPOINT MASTER TRUST##++(p)                                       0.60   07/06/2009             5,996,500
      4,000,000   METLIFE SHORT TERM FUND##++                                          0.95   06/04/2009             3,999,683
      7,000,000   METLIFE SHORT TERM FUND##++                                          1.05   06/15/2009             6,997,142
      2,000,000   METLIFE SHORT TERM FUND##++                                          1.10   06/15/2009             1,999,144
      8,000,000   METLIFE SHORT TERM FUND##++                                          0.75   07/16/2009             7,992,500
      7,000,000   METLIFE SHORT TERM FUND##++                                          0.73   07/17/2009             6,993,471
     18,000,000   METLIFE SHORT TERM FUND##++                                          0.90   07/24/2009            17,976,150
     10,000,000   METLIFE SHORT TERM FUND##++                                          0.90   08/06/2009             9,983,500
      3,000,000   MONT BLANC CAPITAL CORPORATION##++(p)                                0.88   06/15/2009             2,998,973
     16,000,000   MONT BLANC CAPITAL CORPORATION##++(p)                                0.50   08/17/2009            15,982,889
        100,000   NATIONWIDE BUILDING SOCIETY##++                                      1.47   06/05/2009                99,984
     18,000,000   NATIONWIDE BUILDING SOCIETY##++                                      0.95   08/07/2009            17,968,175
     40,000,000   NATIONWIDE BUILDING SOCIETY##++                                      0.65   08/26/2009            39,937,889
      5,000,000   NATIXIS US FINANCE COMPANY##                                         0.44   06/05/2009             4,999,756
     35,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                       0.40   06/12/2009            34,995,722
     55,750,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                       1.10   07/21/2009            55,664,826
      4,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                       0.50   08/18/2009             3,995,667
      7,000,000   NORDEA NORTH AMERICA INCORPORATED##                                  0.86   06/19/2009             6,996,990
      7,800,000   OAKLAND-ALAMEDA COUNTY                                               1.10   06/02/2009             7,800,000
     13,000,000   OLD LINE FUNDING LLC##++(p)                                          0.27   06/10/2009            12,999,123
     23,000,000   OLD LINE FUNDING LLC##++(p)                                          0.52   08/06/2009            22,978,073
     13,000,000   PARK AVENUE RECEIVABLES##++(p)                                       0.25   06/08/2009            12,999,368
      7,000,000   PICAROS FUNDING LLC##++(p)                                           1.40   06/12/2009             6,997,006
      4,000,000   PICAROS FUNDING LLC##++(p)                                           1.40   06/22/2009             3,996,733
      5,440,000   PORT OF OAKLAND CALIFORNIA##                                         0.80   07/16/2009             5,434,560
     22,000,000   PRUDENTIAL PLC##++                                                   1.35   06/03/2009            21,998,350
     30,900,000   PRUDENTIAL PLC##++                                                   1.52   06/16/2009            30,880,430
     20,000,000   PRUDENTIAL PLC##++                                                   1.12   06/18/2009            19,989,422
     22,500,000   PRUDENTIAL PLC##++                                                   1.55   06/24/2009            22,477,719
     72,250,000   PRUDENTIAL PLC##++                                                   1.80   07/15/2009            72,091,050

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL         SECURITY NAME                                                      RATE        DATE             VALUE
---------         -------------                                                    --------   ----------   -------------------
COMMERCIAL PAPER (continued)
$     3,000,000   RANGER FUNDING COMPANY LLC##++(p)                                    0.75%  06/01/2009   $         3,000,000
     22,000,000   RANGER FUNDING COMPANY LLC##++(p)                                    0.55   06/05/2009            21,998,656
     54,000,000   RANGER FUNDING COMPANY LLC##++(p)                                    0.52   08/10/2009            53,945,400
     10,490,000   RANGER FUNDING COMPANY LLC##++(p)                                    0.50   08/14/2009            10,479,219
     17,000,000   REGENCY MARKETS # 1 LLC##++(p)                                       0.38   06/09/2009            16,998,564
     27,000,000   REGENCY MARKETS # 1 LLC##++(p)                                       0.36   06/12/2009            26,997,030
      9,000,000   REGENCY MARKETS # 1 LLC##++(p)                                       0.31   06/17/2009             8,998,760
      9,000,000   REGENCY MARKETS # 1 LLC##++(p)                                       0.32   06/22/2009             8,998,320
     14,000,000   REGENCY MARKETS # 1 LLC##++(p)                                       0.32   06/25/2009            13,997,013
      3,000,000   REGENCY MARKETS # 1 LLC##++(p)                                       0.60   07/15/2009             2,997,800
      3,000,000   ROMULUS FUNDING CORPORATION##++(p)                                   1.10   07/22/2009             2,995,325
     13,000,000   SALISBURY RECEIVABLES COMPANY##++(p)                                 0.32   06/02/2009            12,999,884
      5,000,000   SALISBURY RECEIVABLES COMPANY##++(p)                                 0.35   08/17/2009             4,996,257
     23,000,000   SAN PAOLO IMI US FINANCIAL COMPANY##                                 0.23   06/25/2009            22,996,473
     60,000,000   SCALDIS CAPITAL LLC##++(p)                                           0.45   06/04/2009            59,997,750
     59,000,000   SCALDIS CAPITAL LLC##++(p)                                           0.45   06/05/2009            58,997,050
     13,000,000   SHEFFIELD RECEIVABLES##++(p)                                         0.30   06/02/2009            12,999,892
      2,200,000   SOCIETE GENERALE NORTH AMERICA##                                     1.03   06/01/2009             2,200,000
     16,000,000   SOCIETE GENERALE NORTH AMERICA##                                     1.15   07/01/2009            15,984,667
     22,000,000   STADSHYPOTEK DELAWARE##++                                            1.15   06/18/2009            21,988,053
     31,000,000   STADSHYPOTEK DELAWARE##++                                            0.59   08/19/2009            30,959,864
     26,000,000   STARBIRD FUNDING CORPORATION##++(p)                                  0.43   06/05/2009            25,998,758
     46,750,000   STARBIRD FUNDING CORPORATION##++(p)                                  0.40   06/12/2009            46,744,286
      5,000,000   STARBIRD FUNDING CORPORATION##++(p)                                  0.35   06/30/2009             4,998,590
     16,000,000   STARBIRD FUNDING CORPORATION##++(p)                                  0.77   07/21/2009            15,982,889
     16,000,000   STARBIRD FUNDING CORPORATION##++(p)                                  0.80   07/21/2009            15,982,222
      5,000,000   STARBIRD FUNDING CORPORATION##++(p)                                  0.45   07/27/2009             4,996,500
     10,000,000   STRAIGHT-A FUNDING LLC##++(p)                                        0.43   08/10/2009             9,991,639
      7,000,000   SURREY FUNDING CORPORATION##++(p)                                    0.35   06/09/2009             6,999,456
     16,000,000   SURREY FUNDING CORPORATION##++(p)                                    0.52   08/06/2009            15,984,747
      6,000,000   SURREY FUNDING CORPORATION##++(p)                                    0.52   08/10/2009             5,993,933
     18,000,000   SWEDBANK AB##++                                                      0.55   12/22/2009            17,943,900
     30,000,000   SWEDBANK AB##++                                                      0.87   02/09/2010            29,816,575
     30,000,000   SWEDBANK AB##++                                                      0.90   02/16/2010            29,807,167
     12,000,000   SWEDISH EXPORT CREDIT CORPORATION##                                  0.85   07/01/2009            11,991,500
     17,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)               0.60   06/09/2009            16,997,733
      9,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)               0.30   06/10/2009             8,999,325
      4,559,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)               0.90   06/15/2009             4,557,404
      7,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)               0.27   06/18/2009             6,999,108
     52,399,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)               0.45   07/09/2009            52,374,110
      3,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)               0.55   07/30/2009             2,997,296
     11,000,000   THUNDER BAY FUNDING LLC##++(p)                                       0.27   06/11/2009            10,999,175
     19,527,000   TULIP FUNDING CORPORATION##++(p)                                     0.60   07/09/2009            19,514,633
     10,000,000   UBS FINANCE DELAWARE LLC##                                           1.25   07/07/2009             9,987,500
     10,000,000   UBS FINANCE DELAWARE LLC##                                           0.42   07/14/2009             9,994,983
     10,000,000   UBS FINANCE DELAWARE LLC##                                           0.48   07/28/2009             9,992,400
     20,000,000   UNICREDIT BANK IRELAND PLC##++                                       1.25   07/16/2009            19,968,750
     12,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                               0.55   06/02/2009            11,999,817
     30,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                               0.50   06/03/2009            29,999,167
     72,632,989   VICTORIA FINANCE LLC####+/-++(a)(i)(P)                               4.82   01/17/2008            34,137,505
     16,000,000   WESTPAC SECURITIES NZ LIMITED##++                                    1.05   07/02/2009            15,985,533
     20,000,000   WESTPAC SECURITIES NZ LIMITED##++                                    0.80   07/14/2009            19,980,889
     10,250,000   WESTPAC SECURITIES NZ LIMITED##++                                    0.65   08/03/2009            10,238,341
     28,000,000   WESTPAC SECURITIES NZ LIMITED##++                                    0.56   08/11/2009            27,969,076
     11,000,000   WINDMILL FUNDING CORPORATION##++(p)                                  0.85   07/13/2009            10,989,092
     13,000,000   WINDMILL FUNDING CORPORATION##++(p)                                  0.66   07/23/2009            12,987,606
     35,000,000   WINDMILL FUNDING CORPORATION##++(p)                                  0.75   07/27/2009            34,959,167
     27,000,000   YORKTOWN CAPITAL LLC##++(p)                                          0.60   06/08/2009            26,996,850
     48,250,000   YORKTOWN CAPITAL LLC##++(p)                                          0.50   08/03/2009            48,207,781
      7,000,000   YORKTOWN CAPITAL LLC##++(p)                                          0.36   08/24/2009             6,994,120
TOTAL COMMERCIAL PAPER (COST $4,396,064,396)                                                                     4,357,569,268
                                                                                                           -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL         SECURITY NAME                                                      RATE        DATE             VALUE
---------         -------------                                                    --------   ----------   -------------------
CORPORATE BONDS & NOTES: 11.12%
$     3,000,000   ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-ss                   0.75%  11/15/2029   $         3,000,000
     52,000,000   BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-          0.97   02/05/2010            52,000,000
    113,200,000   BANK OF IRELAND+/-++                                                 1.48   10/02/2009           113,200,000
     72,000,000   BASF FINANCE EUROPE NV+/-++                                          1.12   11/20/2009            72,000,000
    118,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE+/-++         0.96   09/10/2009           118,000,000
     32,000,000   CITIBANK NA+/-                                                       1.28   09/30/2010            32,000,000
     76,250,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                   1.40   10/02/2009            76,250,000
      1,075,000   COUNTRYWIDE HOME LOANS INCORPORATED                                  5.63   07/15/2009             1,077,988
      8,950,000   GBG LLC+/-ss++                                                       0.65   09/01/2027             8,950,000
     60,000,000   HSBC USA INCORPORATED+/-                                             1.56   10/15/2009            60,000,000
     95,000,000   IBM INTERNATIONAL GROUP CAPITAL LLC+/-++                             0.88   09/25/2009            95,000,000
     10,835,000   LTF REAL ESTATE VRDN I LLC+/-ss++                                    1.15   06/01/2033            10,835,000
    150,400,000   RABOBANK NEDERLAND NV+/-++                                           1.18   10/09/2009           150,400,000
     38,250,000   ROYAL BANK OF CANADA+/-++                                            1.18   10/15/2009            38,250,000
     51,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                                1.72   10/09/2009            51,000,000
      5,000,000   SEARIVER MARITIME INCORPORATED+/-ss(i)                               2.00   10/01/2011             5,000,000
     69,250,000   SVENSKA HANDELSBANKEN AB+/-++                                        1.46   08/25/2009            69,250,000
     34,000,000   THE NATURE CONSERVANCY+/-++(l)                                       1.77   10/05/2009            34,000,000
TOTAL CORPORATE BONDS & NOTES (COST $990,212,988)                                                                  990,212,988
                                                                                                           -------------------
MEDIUM TERM NOTES: 3.12%
    130,500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                              0.42   10/09/2009           130,500,000
    117,000,000   ING USA GLOBAL FUNDING TRUST+/- (i)                                  1.75   10/19/2009           117,000,000
      1,000,000   JPMORGAN CHASE & COMPANY+/-                                          1.31   06/05/2009             1,000,067
     29,500,000   JPMORGAN CHASE & COMPANY+/-                                          1.28   06/26/2009            29,511,778
TOTAL MEDIUM TERM NOTES (COST $278,011,845)                                                                        278,011,845
                                                                                                           -------------------
MUNICIPAL BONDS & NOTES: 6.37%
     14,350,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  CROSSING APARTMENTS SERIES A (HOUSING REVENUE, FNMA
                  INSURED)+/-ss                                                        0.33   12/15/2037            14,350,000
     11,000,000   CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
                  ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR)+/-ss         0.26   07/01/2026            11,000,000
      5,755,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
                  REVENUE)+/-ss                                                        0.24   02/01/2038             5,755,000
      9,000,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE NORTH
                  AMERICA SERIES A (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.40   07/01/2024             9,000,000
      7,900,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA LOC)+/-ss         0.20   07/01/2033             7,900,000
     13,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                      0.75   05/01/2022            13,000,000
      8,200,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
                  REVENUE, FSA INSURED)+/-ss                                           1.00   05/01/2022             8,200,000
     13,145,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C13 (UTILITIES
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                               0.95   05/01/2022            13,145,000
     12,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F2 (WATER
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                               0.18   05/01/2020            12,000,000
     23,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                               0.75   05/01/2017            23,000,000
      3,065,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR, FNMA
                  INSURED)+/-ss                                                        0.33   10/15/2026             3,065,000
      9,000,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss           0.26   07/01/2034             9,000,000
     22,200,000   CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY CARNEGIE 89
                  GARAGE PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss         0.25   01/01/2037            22,200,000
      4,908,500   COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1 (HOUSING
                  REVENUE, GO OF AUTHORITY)+/-ss                                       1.10   10/01/2038             4,908,500
     53,000,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CLASS I
                  SERIES A-2 (HOUSING REVENUE, DEXIA INSURED)+/-ss                     1.90   05/01/2038            53,000,000
     45,980,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
                  PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/-ss                    0.90   05/01/2049            45,980,000
     59,825,000   DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                               2.00   12/15/2037            59,825,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL         SECURITY NAME                                                      RATE        DATE             VALUE
---------         -------------                                                    --------   ----------   -------------------
MUNICIPAL BONDS & NOTES (continued)
$     5,000,000   FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER
                  TREATMENT ROCHE CAROLINA INCORPORATED PROJECT (IDR, DEUTSCHE
                  BANK AG LOC)+/-ss                                                    0.32%  04/01/2028   $         5,000,000
     15,800,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
                  TOBACCO SETTLEMENT EAGLE 20060117 CLASS A (OTHER REVENUE,
                  FGIC INSURED)+/-ss                                                   0.54   06/01/2035            15,800,000
     13,700,000   HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER
                  REVENUE, BANK OF AMERICA NA LOC)+/-ss                                0.55   05/15/2034            13,700,000
      2,000,000   HOUSTON TX UTILITY SYSTEM SERIES B5 (WATER & SEWER REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss                                         0.55   05/15/2034             2,000,000
      2,000,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                  FHLMC INSURED)+/-ss                                                  0.35   07/01/2035             2,000,000
     10,000,000   KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS
                  SERIES A (MFHR, FNMA INSURED)+/-ss                                   0.15   02/15/2031            10,000,000
      7,000,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
                  REVENUE)+/-ss                                                        0.45   09/01/2030             7,000,000
      1,900,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
                  CLINIC SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss        0.25   08/15/2037             1,900,000
      8,000,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
                  CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss       0.25   08/15/2037             8,000,000
     10,415,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA SERIES B1 (HCFR, BANK
                  OF NEW YORK LOC)+/-ss++                                              0.20   11/15/2034            10,415,000
     21,415,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
                  BANK OF AMERICA NA LOC)+/-ss                                         1.15   11/01/2028            21,414,043
     14,000,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT B (PROPERTY TAX
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                      2.00   11/01/2028            14,000,000
     14,000,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)+/-ss                                0.26   02/01/2036            14,000,000
     16,850,000   NEBRASKA EDUCATIONAL FINANCE AUTHORITY CREIGHTON UNIVERSITY
                  PROJECTS (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK
                  LOC)+/-ss                                                            0.25   07/01/2035            16,850,000
      5,000,000   NEW BRITAIN CONNECTICUT TAXABLE PENSION SERIES C (PROPERTY
                  TAX REVENUE, BANK OF AMERICA NA LOC)+/-ss                            2.32   02/01/2026             5,000,000
      9,690,000   NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE
                  SERIES 4 (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                  LOC)+/-ss                                                            1.75   11/01/2037             9,690,000
      9,000,000   NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 1991 D
                  (TOLL ROAD REVENUE, SOCIETE GENERALE LOC)+/-ss                       3.50   01/01/2018             9,000,000
     12,000,000   NEW YORK STATE HOUSING FINANCE AGENCY TAXABLE 600 WEST 42ND B
                  (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss                           1.10   11/01/2041            12,000,000
      9,800,000   OHIO HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE SECURITIES
                  PROGRAM (HOUSING REVENUE, GNMA INSURED)+/-ss                         0.80   09/01/2029             9,800,000
      7,500,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
                  (HOUSING REVENUE, GNMA INSURED )+/-ss                                0.82   09/01/2039             7,500,000
     10,000,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                            0.15   02/01/2035            10,000,000
      3,100,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
                  APARTMENTS LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL
                  BANK NA LOC)+/-ss                                                    0.49   10/01/2038             3,100,000
     15,900,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.15   03/01/2037            15,900,000
      5,000,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY (MFHR,
                  FNMA INSURED)+/-ss                                                   0.28   06/15/2034             5,000,000
      1,700,000   SOUTH PLACER WASTEWATER AUTHORITY CALIFORNIA SERIES A (SEWER
                  REVENUE, STATE STREET BANK & TRUST LOC)+/-ss                         0.29   11/01/2035             1,700,000
      3,980,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
                  (OTHER REVENUE, NATIONAL AUSTRALIA BANK NA LOC)+/-ss                 0.50   06/01/2045             3,980,000
      6,000,000   TRIBOROUGH NEW YORK BRIDGE & TUNNEL AUTHORITY SERIES B (TOLL
                  ROAD REVENUE, STATE STREET BANK & TRUST LOC)+/-ss                    0.17   01/01/2032             6,000,000
      9,000,000   VERMONT STUDENT ASSISTANCE CORPORATION EDUCATION LOAN SERIES
                  C-1 (OTHER REVENUE, LLOYDS BANK LOC)+/-ss                            0.58   12/15/2040             9,000,000
      2,000,000   WISCONSIN STATE HEFA MERITER HOSPITAL INCORPORATED SERIES A
                  (HCFR, US BANK NA LOC)+/-ss                                          0.20   12/01/2024             2,000,000
TOTAL MUNICIPAL BONDS & NOTES (COST $567,077,543)                                                                  567,077,543
                                                                                                           -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL         SECURITY NAME                                                      RATE        DATE             VALUE
---------         -------------                                                    --------   ----------   -------------------
PROMISSORY NOTES: 0.82%
$    73,000,000  CITIGROUP GLOBAL+/-ss                                                 0.72%  09/09/2049   $        73,000,000
TOTAL PROMISSORY NOTES (COST $73,000,000)                                                                           73,000,000
                                                                                                           -------------------
SECURED MASTER NOTE AGREEMENT: 1.65%
    147,368,000  BANK OF AMERICA SECURITIES LLC+/-ss                                   0.38   09/09/2034           147,368,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $147,368,000)                                                           147,368,000
                                                                                                           -------------------
TIME DEPOSITS: 7.38%
     64,000,000   BANCO BILBAO VIZCAYA LONDON                                          0.22   06/01/2009            64,000,000
     20,000,000   BANK OF IRELAND                                                      0.40   06/02/2009            20,000,000
     83,000,000   BNP PARIBAS PARIS                                                    0.24   06/01/2009            83,000,000
     58,000,000   DANSKE BANK A/S COPENHAGEN                                           0.38   06/01/2009            58,000,000
    118,000,000   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.35   06/01/2009           118,000,000
     90,000,000   KBC BANK NV BRUSSELS                                                 0.35   06/01/2009            90,000,000
     60,000,000   NATIXIS                                                              0.28   06/04/2009            60,000,000
     39,000,000   NORDEA BANK AB                                                       0.18   06/01/2009            39,000,000
    125,000,000   ROYAL BANK OF SCOTLAND PLC                                           0.25   06/01/2009           125,000,000
TOTAL TIME DEPOSITS (COST $657,000,000)                                                                            657,000,000
                                                                                                           -------------------
REPURCHASE AGREEMENTS: 7.65%
    231,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $231,003,465)                  0.18   06/01/2009           231,000,000
    288,490,901   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $288,495,709)                  0.20   06/01/2009           288,490,901
     48,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $48,001,200)                   0.30   06/01/2009            48,000,000
     32,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $32,000,853)                   0.32   06/01/2009            32,000,000
     58,000,000   HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $58,000,870)                              0.18   06/01/2009            58,000,000
     11,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $11,000,174)                              0.19   06/01/2009            11,000,000
     13,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $13,000,618)                   0.57   06/01/2009            13,000,000
TOTAL REPURCHASE AGREEMENTS (COST $681,490,901)                                                                    681,490,901
                                                                                                           -------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $8,962,537,338)*                                                    100.20%                          $     8,924,042,210
OTHER ASSETS AND LIABILITIES, NET                                          (0.20)                                  (17,421,003)
                                                                          ------                           -------------------
TOTAL NET ASSETS                                                          100.00%                          $     8,906,621,207
                                                                          ------                           -------------------

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $8,962,537,338 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                       $          0
GROSS UNREALIZED DEPRECIATION                                        (38,495,128)
                                                                    ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)                          $(38,495,128)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                          RATE        DATE          VALUE
---------     -------------                                                        --------   ----------   ------------
COMMERCIAL PAPER: 1.42%
$ 5,000,000   ASCENSION PARISH LA                                                    0.85%    06/04/2009   $  5,000,000
  1,175,000   ILLINOIS FINANCE AUTHORITY                                             0.55     07/07/2009      1,175,000
TOTAL COMMERCIAL PAPER (COST $6,175,000)                                                                      6,175,000
                                                                                                           ------------
MUNICIPAL BONDS & NOTES: 98.44%
ALABAMA: 1.56%
  6,800,000   COLUMBIA AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER
              COMPANY PROJECT (IDR)ss+/-                                             0.33     06/01/2028      6,800,000
                                                                                                           ------------
ARIZONA: 1.36%
  3,080,000   MARICOPA COUNTY AZ IDA VILLAGE AT SUN VALLEY APARTMENTS
              PROJECT (MFHR, FNMA INSURED)ss+/-                                      0.53     11/01/2043      3,080,000
  2,050,000   PHOENIX AZ IDA RANCHO LADERA PROJECT (MFHR)ss+/-                       0.74     10/01/2023      2,050,000
    800,000   PIMA COUNTY AZ IDA EASTSIDE APARTMENTS SERIES B (MFHR)ss+/-            0.51     02/15/2031        800,000
                                                                                                              5,930,000
                                                                                                           ------------
CALIFORNIA: 3.88%
  4,500,000   ARCADIA CA UNIFIED SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              FIRST SECURITY BANK LOC)ss+/-                                          0.49     08/01/2037      4,500,000
    145,000   CALIFORNIA HEALTH FACILITIES FINANCING STANFORD HOSPITAL
              A2 (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)ss+/-                     0.30     11/15/2040        145,000
    160,000   LOS ANGELES CA DW&P (ELECTRIC REVENUE, FIRST SECURITY
              BANK LOC)ss+/- ++                                                      0.54     07/01/2039        160,000
  2,885,000   ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW
              YORK LOC)ss+/-                                                         1.00     02/01/2035      2,885,000
    460,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY
              LELAND POLK SENIOR COMMUNITY SERIES A (MFHR, CITIBANK NA
              LOC)ss+/-                                                              0.50     12/01/2019        460,000
  8,720,000   SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA
              INSURED)ss+/-                                                          0.40     09/15/2032      8,720,000
                                                                                                             16,870,000
                                                                                                           ------------
COLORADO: 4.20%
  7,000,000   AURORA CO HOUSING AUTHORITY LIBERTY CREEK PROJECT
              (HOUSING REVENUE, FNMA INSURED)ss+/-                                   0.49     02/15/2038      7,000,000
  5,000,000   COLORADO COLLEGE INVESTMENT SERIES I-A (OTHER REVENUE,
              LLOYDS BANK LOC)ss+/-                                                  0.46     12/01/2042      5,000,000
  4,000,000   COLORADO HOUSING & FINANCE AUTHORITY READY FOODS
              INCORPORATED PROJECT SERIES A (OTHER REVENUE, US BANK NA
              LOC)ss+/-                                                              0.54     01/01/2032      4,000,000
  1,000,000   FORT COLLINS CO ECONOMIC DEVELOPMENT OAKRIDGE PROJECT
              SERIES A (HOUSING REVENUE, US BANK NA LOC)ss+/-                        0.63     12/01/2032      1,000,000
  1,250,000   HUDSON CO SERIES A (IDR, US BANK NA LOC)ss+/-                          0.73     11/01/2020      1,250,000
                                                                                                             18,250,000
                                                                                                           ------------
DISTRICT OF COLUMBIA: 1.01%
  1,635,000   DISTRICT OF COLUMBIA CARNEGIE ENDOWMENT FOR INTERNATIONAL
              PEACE (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                 1.00      11/01/2045      1,635,000
  2,755,000   METROPOLITAN WASHINGTON DC AIRPORT AUTHORITY SERIES 2855
              (AIRPORT REVENUE, FIRST SECURITY BANK LOC)ss+/-                       0.59      10/01/2014      2,755,000
                                                                                                              4,390,000
                                                                                                           ------------
FLORIDA: 6.14%
    495,000   FLORIDA GAS SUPPLY PROJECT #2-A-2 (UTILITIES REVENUE)ss+/-            0.35      11/01/2026        495,000
  9,515,000   FLORIDA HOUSING FINANCE CORPORATION PINEWOOD POINTE
              SERIES C (STATE AGENCY HOUSING REVENUE, NATIXIS LOC)ss+/-             0.79      06/01/2044      9,515,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                          RATE        DATE          VALUE
---------     -------------                                                        --------   ----------   ------------
FLORIDA (continued)
$ 1,165,000   JACKSONVILLE FL HFA CHRISTINE COVE APARTMENTS (MFHR, FHLMC
              INSURED)ss+/-                                                          0.52%    09/15/2038   $  1,165,000
  1,800,000   MIAMI DADE COUNTY FL IDA FLORIDA POWER & LIGHT COMPANY
              PROJECT (LEASE REVENUE)ss+/-                                           0.33     02/01/2023      1,800,000
  1,620,000   ORANGE COUNTY FL SCHOOL BOARD COP SERIES A PREREFUNDED
              (GO - SCHOOL DISTRICTS, MBIA INSURED)ss                                5.25     08/01/2009      1,645,651
 10,480,000   RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E2
              (OTHER REVENUE, ROYAL BANK OF CANADA LOC)ss+/-                         0.54     01/01/2034     10,480,000
  1,605,000   SAINT LUCIE COUNTY FL ROOF TRUSSES COMPANY PROJECT A(IDR,
              WACHOVIA BANK LOC)ss+/- (q)                                            0.65     11/01/2021      1,605,000
                                                                                                             26,705,651
                                                                                                           ------------
ILLINOIS: 5.58%
  4,100,000   CHICAGO IL ENTERPRISE ZONE GARDNER GIBSON PROJECT
              (ECONOMIC DEVELOPMENT REVENUE, HARRIS TRUST SAVINGS BANK
              LOC)ss+/-                                                              0.59     07/01/2033      4,100,000
  2,855,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCL INCORPORATED
              PROJECT (IDR)ss+/-                                                     1.50     06/01/2017      2,855,000
  3,900,000   ILLINOIS FINANCE AUTHORITY, (IDR, LASALLE NATIONAL BANK
              NA LOC)ss+/-                                                           0.60     10/01/2019      3,900,000
    900,000   ILLINOIS FINANCE AUTHORITY INX INTERNATIONAL INK COMPANY
              (IDR, JPMORGAN CHASE BANK LOC)ss+/-                                    0.50     01/01/2034        900,000
    710,000   ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B (IDR,
              JPMORGAN CHASE BANK LOC)ss+/-                                          1.50     12/01/2018        710,000
  2,600,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY BRAINARD LANDINGS
              APARTMENTS (HOUSING REVENUE, US BANK NA LOC)ss+/-                      0.50     05/01/2042      2,600,000
  1,755,000   LAKE COUNTY IL BROWN PAPER GOODS PROJECT (IDR, BANK ONE
              CHICAGO NA LOC)ss+/-                                                   1.50     10/01/2021      1,755,000
  1,370,000   LAKE COUNTY IL COUNTRYSIDE LANDFILL INCORPORATED (SOLID
              WASTE REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                           0.50     04/01/2021      1,370,000
  2,600,000   LAKE COUNTY IL NORTHPOINT ASSOCIATION (IDR, NORTHERN
              TRUST CORPORATION LOC)ss+/-                                            0.50     07/01/2029      2,600,000
  1,500,000   LAKE ZURICH IL (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN
              CHASE BANK LOC)ss+/-                                                   1.50     12/01/2009      1,500,000
  1,960,000   VERNON HILLS IL NORTHWESTERN TOOL & DIE PROJECT (IDR,
              LASALLE NATIONAL BANK NA LOC)ss+/-                                     0.64     04/01/2025      1,960,000
                                                                                                             24,250,000
                                                                                                           ------------
INDIANA: 4.37%
  1,925,000   GREENSBURG IN COMMUNITY PARTNERS VILLAGE II (HOUSING
              REVENUE, FHLMC INSURED)ss+/-                                           0.43     09/01/2029      1,925,000
  3,700,000   INDIANA BOND BANK ADVANCED FUNDING PROGRAM SERIES A
              (EDUCATIONAL FACILITIES REVENUE)                                       2.00     01/05/2010      3,719,656
  2,220,000   INDIANA STATE DEVELOPMENT FINANCE AUTHORITY IN SHELBY
              GRAVEL INCORPORATED PROJECT (IDR)ss+/-                                 1.39     10/01/2017      2,220,000
  1,500,000   NOBLESVILLE IN GREYSTONE APARTMENTS PROJECT SERIES B
              (HOUSING REVENUE, FHLB INSURED)ss+/-                                   0.60     03/01/2041      1,500,000
  2,855,000   ST. JOSEPH COUNTY MIDCORR LAND DEVELOPMENT LLC PROJECT
              (IDR, NATIONAL CITY BANK)ss+/-                                         1.39     10/01/2023      2,855,000
  6,800,000   WHITING INDUSTRY ENVIRONMENTAL FACILITIES (IDR)ss+/-                   0.22     07/01/2035      6,800,000
                                                                                                             19,019,656
                                                                                                           ------------
IOWA: 1.36%
  5,800,000   DES MOINES IA ELLIOT AVIATION PROJECT (OTHER REVENUE, US
              BANK NA LOC)ss+/-                                                      0.53     08/01/2027      5,800,000
    125,000   IOWA FINANCE AUTHORITY GREAT RIVER MEDICAL CENTER PROJECT
              (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                                 0.65     06/01/2027        125,000
                                                                                                              5,925,000
                                                                                                           ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                          RATE        DATE          VALUE
---------     -------------                                                        --------   ----------   ------------
KANSAS: 1.31%
$ 1,000,000   OLATHE KS DIAMANT BOART SERIES A (IDR)ss+/-                            0.65%    03/01/2027   $  1,000,000
  4,695,000   OLATHE KS ISL LLC PROJECT (OTHER REVENUE, US BANK NA
              LOC)ss+/-                                                              0.68     08/01/2027      4,695,000
                                                                                                              5,695,000
                                                                                                           ------------
KENTUCKY: 5.77%
  6,900,000   HOPKINS COUNTY KY LOK CORPORATION PROJECT (IDR, PNC BANK
              NA)ss+/-                                                               0.54     10/01/2017      6,900,000
  3,050,000   JEFFERSON COUNTY KY (IDR, NATIONAL CITY BANK)ss+/-                     0.69     09/01/2022      3,050,000
  1,475,000   KENTUCKY ASSET LIABILITY COMMISSION TRAN SERIES A (OTHER
              REVENUE)                                                               3.00     06/25/2009      1,476,163
  6,225,000   KENTUCKY EDFA (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN
              CHASE BANK LOC)ss+/-                                                   0.45     10/01/2028      6,225,000
  7,450,000   LOGAN COUNTY KY SOLID WASTE MANAGEMENT LLC PROJECT (OTHER
              REVENUE, PNC BANK NA LOC)ss+/-                                         0.52     03/01/2021      7,450,000
                                                                                                             25,101,163
                                                                                                           ------------
MICHIGAN: 2.71%
  2,180,000   MACOMB COUNTY ECONOMIC DEVELOPMENT CORPORATION (IDR,
              NATIONAL CITY BANK LOC)ss+/-                                           1.39     12/01/2017      2,180,000
  5,300,000   MICHIGAN MUNICIPAL BOND AUTHORITY SERIES A-2 (OTHER
              REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)                             3.00     08/20/2009      5,314,846
  4,305,000   WAYNE COUNTY AIRPORT AUTHORITY SERIES F (AIRPORT REVENUE,
              JPMORGAN CHASE BANK LOC)ss+/-                                          0.41     12/01/2016      4,305,000
                                                                                                             11,799,846
                                                                                                           ------------
MINNESOTA: 13.35%
  1,805,000   BLOOMINGTON MN NORLAN PARTNERS SERIES B (HOUSING REVENUE,
              LASALLE NATIONAL BANK NA LOC)ss+/-                                     0.49     07/15/2032      1,805,000
  5,090,000   BLOOMINGTON MN SERIES A1 (HOUSING REVENUE, FNMA INSURED)ss+/-          0.49     07/15/2032      5,090,000
  1,800,000   COON RAPIDS MN DRAKE APARTMENTS PROJECT A (OTHER REVENUE,
              FNMA INSURED)ss+/-                                                     0.49     06/15/2038      1,800,000
  1,985,000   HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS
              PROJECT (MFHR, LASALLE NATIONAL BANK NA LOC)ss+/-                      0.43     04/15/2035      1,985,000
  2,400,000   MAHTOMEDI MN BRIARCLIFF MANOR APARTMENTS SERIES A (OTHER
              REVENUE, FNMA INSURED)ss+/-                                            0.49     06/15/2038      2,400,000
    800,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH CARE
              FACILITIES SERIES A (HCFR, FIRST SECURITY BANK LOC)ss+/-               0.25     08/15/2034        800,000
  2,780,000   MINNEAPOLIS MN SECOND STREET ACQUISITION SERIES A
              (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                   0.49     01/01/2033      2,780,000
  5,000,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH
              CARE FACILITY ESSENTIAL C4 (HCFR, ASSURED GUARANTY)ss+/-               0.35     02/15/2030      5,000,000
  1,650,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C (HOUSING
              REVENUE, FHLB INSURED)ss+/-                                            0.41     07/01/2048      1,650,000
    360,000   MINNESOTA STATE HFA SERIES 1552 (HOUSING REVENUE, GO OF
              AUTHORITY)ss+/-                                                        0.52     01/01/2010        360,000
  2,900,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
              APARTMENTS LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL
              BANK NA LOC)ss+/-                                                      0.49     10/01/2038      2,900,000
    405,000   ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR,
              LASALLE NATIONAL BANK NA LOC)ss+/-                                     0.49     10/01/2037        405,000
  2,000,000   ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT # 283
              SERIES B (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT
              PROGRAM INSURED)                                                       2.00     09/04/2009      2,006,681
  5,275,000   ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT
              (MFHR, FNMA INSURED)ss+/-                                              0.49     09/15/2031      5,275,000
  3,760,000   ST. PAUL MN HEATING REVENUE SERIES F (OTHER REVENUE,
              DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                                 2.45     12/01/2023      3,760,000
  7,435,000   ST. PAUL MN HOUSING & RDA BRIGECREEK SENIOR PLACE SERIES
              A (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                 0.49     06/15/2037      7,435,000
    450,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I (IDR,
              DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                                 2.45     06/01/2015        450,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                          RATE        DATE          VALUE
---------     -------------                                                        --------   ----------   ------------
MINNESOTA (continued)
$   645,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES L (IDR,
              DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                                 2.45%    03/01/2018   $    645,000
    565,000   ST. PAUL MN HOUSING & RDA DISTRICT SERIES E (OTHER
              REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                        2.75     12/01/2019        565,000
  1,420,000   ST. PAUL MN HOUSING & RDA HAMPDEN SQUARE APARTMENTS
              SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-                          0.49     06/01/2032      1,420,000
  2,595,000   ST. PAUL MN HOUSING & RDA LEASED HOUSING ASSOCIATION
              SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-          0.49     09/01/2035      2,595,000
  6,835,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R
              (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                 1.43     03/01/2022      6,835,000
    100,000   WINONA MN PORT AUTHORITY BAY STREET MILLING COMPANY
              PROJECT SERIES A (IDR, HARRIS TRUST SAVINGS BANK LOC)ss+/-             0.79     06/01/2011        100,000
                                                                                                             58,061,681
                                                                                                           ------------
MISSISSIPPI: 1.84%
  7,995,000   REDSTONE PARTNERS FLOATERS RESIDUALS TRUST RELATION TO
              MISSISSIPPI HOME SERIES A (OTHER REVENUE, WACHOVIA BANK
              LOC)ss+/- (q)                                                          0.59     12/01/2047      7,995,000
                                                                                                           ------------
MISSOURI: 1.17%
  3,300,000   HANNIBAL MO IDA BUCKHORN RUBBER PRODUCTS PROJECT (IDR,
              BANK ONE CHICAGO NA LOC)ss+/-                                          1.50     03/01/2010      3,300,000
  1,765,000   SAINT LOUIS COUNTY MO IDA HEATHERBROOK GARDENS (HOUSING
              REVENUE, US BANK NA LOC)ss+/-                                          0.64     03/01/2022      1,765,000
                                                                                                              5,065,000
                                                                                                           ------------
NEVADA: 0.73%
  3,170,000   NEVADA HOUSING DIVISION MULTI-UNIT HOUSING PROJECT A
              (HOUSING REVENUE, WACHOVIA BANK NA LOC)ss+/- (q)                       0.50     10/01/2030      3,170,000
                                                                                                           ------------
NEW MEXICO: 0.64%
  1,300,000   NEW MEXICO HOUSING AUTHORITY REGION III EL PUEBLO
              APARTMENTS PROJECT SERIES A (HOUSING REVENUE, US BANK NA
              LOC)ss+/-                                                              0.54     12/01/2044      1,300,000
  1,500,000   NEW MEXICO HOUSING AUTHORITY REGION III MADEIRA COURT
              APARTMENTS PROJECT SERIES B (HOUSING REVENUE, US BANK NA
              LOC)ss+/-                                                              0.54     12/01/2044      1,500,000
                                                                                                              2,800,000
                                                                                                           ------------
NEW YORK: 0.42%
  1,840,000   NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY (WATER &
              WASTEWATER AUTHORITY REVENUE, FORTIS BANQUE LOC)ss+/-                  0.20     06/15/2034      1,840,000
                                                                                                           ------------
NORTH CAROLINA: 2.38%
  3,015,000   LEE COUNTY NC INDUSTRIAL FACILITIES & PCFA CHALLENGE
              PRINTING COMPANY PROJECT (OTHER REVENUE, WACHOVIA BANK
              LOC)ss+/- (q)                                                          0.65     07/01/2027      3,015,000
  7,315,000   STANLEY COUNTY NC INDUSTRIAL FACILITIES & PCFA CHICAGO
              TUBE COMPANY (IDR, JPMORGAN CHASE BANK LOC)ss+/-                       0.50     04/01/2018      7,315,000
                                                                                                             10,330,000
                                                                                                           ------------
NORTH DAKOTA: 1.94%
  3,000,000   NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES A
              (HOUSING REVENUE, LLOYDS BANK LOC)ss+/-                                0.44     07/01/2037      3,000,000
  3,500,000   NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES B
              (HOUSING REVENUE, KB BANK NV LOC)ss+/-                                 0.44     01/01/2035      3,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                          RATE        DATE          VALUE
---------     -------------                                                        --------   ----------   ------------
NORTH DAKOTA (continued)
$ 1,945,000   NORTH DAKOTA STATE HOUSING FINANCE AGENCY HOUSING FINANCE
              PROGRAM SERIES B (HOUSING REVENUE, FHLB)ss+/-                          0.44%    07/01/2033   $  1,945,000
                                                                                                              8,445,000
                                                                                                           ------------
OHIO: 3.55%
  6,000,000   CLEVELAND OH AIRPORT SYSTEM SERIES E (AIRPORT REVENUE,
              KBC BANK NV LOC)ss+/-                                                  0.50     01/01/2024      6,000,000
  3,000,000   DAYTON OH AIR FREIGHT SERIES C (IDR)                                   6.05     10/01/2009      3,001,851
  4,050,000   DAYTON OH AIR FREIGHT SERIES E (IDR)                                   6.05     10/01/2009      4,052,499
  1,190,000   FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT (IDR,
              BANK ONE CHICAGO NA LOC)ss+/-                                          1.40     10/01/2021      1,190,000
  1,200,000   MONTGOMERY COUNTY OH CAMBRIDGE COMMONS APARTMENTS A
              (HOUSING REVENUE, FHLMC INSURED)ss+/-                                  0.43     04/01/2038      1,200,000
                                                                                                             15,444,350
                                                                                                           ------------
OREGON: 1.60%
  6,935,000   MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY
              HOLLADAY PARK PLAZA PROJECT (HEALTHCARE FACILITIES
              REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                               0.35     11/15/2033      6,935,000
                                                                                                           ------------
OTHER: 7.29%
 31,700,000   SUNAMERICA TRUST CERTIFICATES VARIOUS STATES CLASS A
              SERIES 2 (OTHER REVENUE, FHLMC INSURED)ss+/-                           0.64     07/01/2041     31,700,000
                                                                                                           ------------
PENNSYLVANIA: 2.07%
  8,995,000   REDSTONE PARTNERS FLOATERS RESIDUALS TRUST RELATING TO
              PHILADELPHIA PA SERIES B (OTHER REVENUE, WACHOVIA BANK
              LOC)ss+/- (q)                                                          0.59     04/01/2048      8,995,000
                                                                                                           ------------
SOUTH CAROLINA: 0.51%
  2,200,000   FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER
              TREATMENT ROCHE CAROLINA INCORPORATED PROJECT (IDR,
              DEUTSCHE BANK AG LOC)ss+/-                                             0.32     04/01/2027      2,200,000
                                                                                                           ------------
TENNESSEE: 2.27%
     25,000   BLOUNT COUNTY TN PUBLIC BUILDING AUTHORITY SERIES E3D
              (OTHER REVENUE, KBC BANK NV LOC)ss+/-                                  0.22     06/01/2026         25,000
  8,000,000   HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN
              MANUFACTURING COMPANY PROJECT (IDR, LASALLE BANK NA LOC)ss+/-          0.52     05/01/2020      8,000,000
  1,840,000   PULASKI & GILES COUNTY TN LOMAR DEVELOPMENT COMPANY
              PROJECT (IDR, US BANK NA LOC)ss+/-                                     0.68     01/01/2017      1,840,000
                                                                                                              9,865,000
                                                                                                           ------------
TEXAS: 12.76%
 25,230,000   DALLAS-FORT WORTH TX INTERNATIONAL AIRPORT FACILITIES
              IMPROVEMENT CORPORATION ROCS RR II R-10358 (AIRPORT
              REVENUE, FIRST SECURITY BANK LOC)ss+/- ++                              0.99     11/01/2032     25,230,000
  1,090,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT
              CORPORATION CHRISTUS HEALTH SERIES A PREREFUNDED (HCFR,
              MBIA INSURED)ss                                                        5.38     07/01/2009      1,104,100
  2,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT
              CORPORATION CHRISTUS HEALTH SERIES A PREREFUNDED (HCFR,
              MBIA INSURED)ss                                                        5.38     07/01/2009      2,025,762
 12,045,000   HOUSTON TX UTILITY SYSTEM SERIES B1 (WATER REVENUE, BANK
              OF AMERICA NA LOC)ss+/-                                                0.60     05/15/2034     12,045,000
 12,200,000   REDSTONE PARTNERS FLOATERS RESIDUALS TRUST SERIES A
              (OTHER REVENUE, WACHOVIA BANK LOC)ss+/- (q)                            0.59%    12/01/2047   $ 12,200,000
  2,865,000   TEXAS STATE TRAN (GO - STATES, TERRITORIES)                            3.00     08/28/2009      2,871,755
                                                                                                             55,476,617
                                                                                                           ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                          RATE        DATE          VALUE
---------     -------------                                                        --------   ----------   ------------
WASHINGTON: 4.20%
$ 4,700,000   PORT OF SEATTLE WA INDUSTRIAL DEVELOPMENT CORPORATION
              CROWLEY MARINE SERVICES PROJECT BP WEST COAST PRODUCTS
              LLC PROJECT (AIRPORT REVENUE, CITIBANK NA LOC)ss+/-                    0.44%    12/31/2021   $  4,700,000
  1,315,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY
              MERCER ISLAND PARTNERS LLC PROJECT (IDR, US BANK NA LOC)ss+/-          0.63     06/01/2027      1,315,000
  5,000,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY
              WASTE MANAGEMENT INCORPORATED PROJECT (OTHER REVENUE, PNC
              BANK NA LOC)ss+/-                                                      0.60     06/01/2020      5,000,000
  6,240,000   WASHINGTON STATE HOUSING FINANCE COMMISSION WHISPERWOOD
              APARTMENTS PROJECT SERIES A (MFHR, FNMA INSURED)ss+/-                  0.45     05/15/2035      6,240,000
  1,000,000   WASHINGTON STATE SERIES R-A (OTHER REVENUE, FIRST
              SECURITY BANK LOC)                                                     5.50     09/01/2009      1,009,656
                                                                                                             18,264,656
                                                                                                           ------------
WEST VIRGINIA: 1.62%
  7,055,000   PLEASANTS COUNTY WV SIMONTON BUILDING PRODUCTS PROJECT
              (IDR, PNC BANK NA LOC)ss+/-                                            0.59     12/01/2019      7,055,000
                                                                                                           ------------
WISCONSIN: 0.85%
  2,400,000   APPLETON WI GREAT NORTHERN CORPORATION PROJECT A (IDR, US
              BANK NA LOC)ss+/-                                                      0.50     09/01/2019      2,400,000
  1,275,000   OREGON WI FIVE K PARTNERSHIP PROJECT A (IDR, US BANK NA
              LOC)ss+/-                                                              0.63     06/01/2021      1,275,000
                                                                                                              3,675,000
                                                                                                           ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $428,053,620)                                                           428,053,620
                                                                                                           ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $434,228,620)*                                                       99.86%                          $434,228,620
OTHER ASSETS AND LIABILITIES, NET                                           0.14                                606,044
                                                                          ------                           ------------
TOTAL NET ASSETS                                                          100.00%                          $434,834,664
                                                                         -------                           ------------

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

(q)  CREDIT ENHANCEMENT IS PROVIDED BY A NON-CONTROL AFFILIATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
-----------   -------------                                                     --------   ----------   --------------
MUNICIPAL BONDS & NOTES: 95.53%
ALABAMA: 1.66%
$20,850,000   COLUMBIA AL IDA SERIES A (IDR)ss+/-                                 0.28%    06/01/2022   $   20,850,000
 24,900,000   COLUMBIA AL IDA SERIES B (PCR)ss+/-                                 0.28     05/01/2022       24,900,000
  8,700,000   EUTAW AL IDA PCR ALABAMA POWER COMPANY PROJECT (IDR)ss+/-           0.28     06/01/2028        8,700,000
 12,000,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
              PROJECT SERIES C (IDR)ss+/-                                         0.35     08/01/2017       12,000,000
 40,000,000   MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES
              SERIES A (HFFA REVENUE, BANK OF NOVA SCOTIA)ss+/-                   0.30     02/01/2040       40,000,000
                                                                                                           106,450,000
                                                                                                        --------------
ALASKA: 0.56%
 13,500,000   ALASKA HOUSING FINANCE CORPORATION HOME MORTGAGE SERIES A
              (MFHR)ss+/-                                                         0.27     12/01/2040       13,500,000
  6,185,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-507 (OTHER
              REVENUE, FGIC INSURED)ss+/-                                         0.29     12/01/2034        6,185,000
 15,995,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-532 (OTHER
              REVENUE, MBIA INSURED)ss+/-                                         0.29     12/01/2041       15,995,000
                                                                                                            35,680,000
                                                                                                        --------------
ARIZONA: 0.97%
 22,000,000   ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE STADIUM
              (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                     1.00     07/01/2036       22,000,000
 10,125,000   MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
              INSURED)ss+/-                                                       0.33     04/15/2030       10,125,000
  8,250,000   PHOENIX AZ IDA RANCHO LADERA PROJECT (MFHR)ss+/-                    0.74     10/01/2023        8,250,000
  3,000,000   YAVAPAI COUNTY AZ IDA NORTHERN ARIZONA HEALTHCARE SERIES B
              (HCFR, BANCO BILBAO VIZCAYA)ss+/-                                   0.32     12/01/2039        3,000,000
 18,800,000   YUMA AZ IDA YUMA REGIONAL MEDICAL CENTER (HCFR, JPMORGAN
              CHASE BANK LOC)ss+/-                                                0.25     08/01/2043       18,800,000
                                                                                                            62,175,000
                                                                                                        --------------
CALIFORNIA: 14.05%
  8,590,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
              JEWISH HOME SAN FRANCISCO (OTHER REVENUE, ALLIED IRISH BANK
              PLC LOC)ss+/-                                                       0.35     11/15/2035        8,590,000
  8,375,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
              OSHMAN FAMILY JEWISH COMMUNITY (ECONOMIC DEVELOPMENT REVENUE,
              LASALLE NATIONAL BANK NA LOC)ss+/-                                  0.20     06/01/2037        8,375,000
  8,615,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SCHOOLS
              SACRED HEART SERIES FA (PRIVATE SCHOOL REVENUE, BANK OF
              AMERICA NA LOC)ss+/-                                                0.15     06/01/2030        8,615,000
 11,520,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SCHOOLS
              SACRED HEART SERIES FB (PRIVATE SCHOOL REVENUE, BANK OF
              AMERICA NA LOC)ss+/-                                                0.15     06/01/2030       11,520,000
  5,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS VY
              CHRISTIAN SCHOOLS (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA
              LOC)ss+/-                                                           0.20     11/01/2032        5,000,000
 28,740,000   ARCADIA CA UNIFIED SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              FIRST SECURITY BANK LOC)ss+/-                                       0.49     08/01/2037       28,740,000
  5,115,000   ARCADIA UNIFIED SCHOOL DISTRICT CA (PROPERTY TAX REVENUE,
              FIRST SECURITY BANK LOC)ss+/-                                       0.49     08/01/2037        5,115,000
 23,050,000   BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY
              REVENUE, FIRST SECURITY BANK LOC)ss+/-                              1.37     09/01/2035       23,050,000
 11,500,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY
              JUDAISM SERIES A (COLLEGE AND UNIVERSITY REVENUE, ALLIED
              IRISH BANK PLC LOC)ss+/-                                            0.85     12/01/2028       11,500,000
 22,355,000   CALIFORNIA HEALTH FACILITIES FINANCING STANFORD HOSPITAL A2
              (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)ss+/-                     0.30     11/15/2040       22,355,000
 12,030,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK RAND
              CORPORATION SERIES B (ECONOMIC DEVELOPMENT REVENUE, BANK OF
              AMERICA NA LOC)ss+/-                                                0.22     04/01/2042       12,030,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
-----------   -------------                                                     --------   ----------   --------------
CALIFORNIA (continued)
$ 3,145,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR
              II R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)ss+/-                  0.44%    07/01/2030   $    3,145,000
 24,700,000   CALIFORNIA SERIES I (HFA REVENUE, BANK OF AMERICA NA LOC)ss+/-      0.10     07/01/2035       24,700,000
 34,250,000   CALIFORNIA STATE CLASS A (OTHER REVENUE, FIRST SECURITY BANK
              LOC)ss+/-                                                           0.97     08/01/2030       34,250,000
 53,050,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
              REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                     0.75     05/01/2022       53,050,000
  4,535,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C13 (UTILITIES
              REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.95     05/01/2022        4,535,000
 63,790,000   CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT
              (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                     0.67     04/01/2039       63,790,000
  5,110,000   CALIFORNIA STATEWIDE CDA TRINITY & FAMILY SERVICES PROJECT
              (LEASE REVENUE, CITIZENS BANK LOC)ss+/-                             0.15     11/01/2027        5,110,000
  9,325,000   CALIFORNIA STATEWIDE CDA YMCA EAST BAY PROJECT (OTHER
              REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                            0.35     06/01/2027        9,325,000
 30,180,000   CHINO BASIN CA REGIONAL FINANCING AUTHORITY INLAND EMPIRE
              UTILITY SERIES B (WATER REVENUE, DEXIA CREDIT LOCAL DE FRANCE
              LOC)ss+/-                                                           0.65     06/01/2032       30,180,000
 11,000,000   CORONA CA HOUSEHOLD BANK PROJECT B (HOUSING REVENUE, FNMA
              INSURED)ss+/-                                                       0.20     02/01/2023       11,000,000
  7,570,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-649 (PROPERTY TAX
              REVENUE, MBIA INSURED)ss+/-                                         0.26     06/01/2031        7,570,000
  9,630,000   EAST BAY CA MUD SUBSERIES A2 (WATER REVENUE, DEXIA CREDIT
              LOCAL DE FRANCE LOC)ss+/-                                           0.80     06/01/2038        9,630,000
 10,425,000   EAST BAY CA MUD SUBSERIES A3 (OTHER REVENUE, DEXIA CREDIT
              LOCAL DE FRANCE LOC)ss+/-                                           0.80     06/01/2038       10,425,000
 20,595,000   EL DORADO CA IRRIGATION DISTRICT & EL DORADO WATER AGENCY
              SERIES A (LEASE REVENUE, DEXIA CREDIT LOCAL DE FRANCE
              LOC)ss+/-                                                           0.65     03/01/2036       20,595,000
 15,900,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
              TOBACCO SETTLEMENT ROCS RR II R-11442 (OTHER REVENUE,
              CITIBANK NA LOC)ss+/-                                               0.44     06/01/2045       15,900,000
  6,085,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
              (LEASE REVENUE, FIRST SECURITY BANK LOC)ss+/-                       2.50     02/01/2038        6,085,000
  2,910,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 (OTHER REVENUE)ss+/-           0.22     09/02/2029        2,910,000
  9,880,000   IRVINE CA USD COMMUNITY FACILITIES DISTRICT SERIES 06-1 (TAX
              REVENUE, BANK OF AMERICA NA LOC)ss+/-                               0.20     03/01/2012        9,880,000
 40,105,000   LOS ANGELES CA DW&P (ELECTRIC REVENUE, FIRST SECURITY BANK
              LOC)ss+/-                                                           0.54     07/01/2039       40,105,000
  5,000,000   LOS ANGELES CA DW&P SUBSERIES A1 (ELECTRIC REVENUE)ss+/-            0.15     07/01/2035        5,000,000
  6,400,000   LOS ANGELES CA MULTIFAMILY MUSEUM TER APARTMENT SERIES H
              (MFHR, BANK OF AMERICA NA LOC)ss+/-                                 0.20     11/01/2009        6,400,000
  6,700,000   LOS ANGELES CA RR II R-11281 (OTHER REVENUE, AMBAC
              INSURED)ss+/-                                                       0.39     07/01/2037        6,700,000
 12,400,000   LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT
              LOCAL DE FRANCE LOC)ss+/-                                           0.10     07/01/2035       12,400,000
 17,250,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES A2
              (WATER REVENUE LOC, JPMORGAN CHASE BANK INSURED)ss+/-               0.10     07/01/2023       17,250,000
 21,200,000   MORGAN HILL CA RDA TAX ALLOCATION OJO DE AGUA REDEVELOPMENT
              PROJECT A (OTHER REVENUE)ss+/-                                      0.17     09/01/2033       21,200,000
 14,900,000   NEWPORT BEACH CA HOAG MEMORIAL HOSPITAL SERIES D (HCFR, BANK
              OF AMERICA NA LOC)ss+/-                                             0.20     12/01/2040       14,900,000
 24,860,000   NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1 SERIES A
              (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-           0.60     07/01/2032       24,860,000
  8,470,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES B
              (LEASE REVENUE)ss+/-                                                0.65     08/01/2030        8,470,000
 17,740,000   PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
              COMMUNITY SERIES A (TAX ALLOCATION REVENUE)ss+/-                    0.20     09/01/2035       17,740,000
  4,300,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-       0.15     03/01/2037        4,300,000
  5,400,000   RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA
              LOC)ss+/-                                                           0.15     10/01/2035        5,400,000
 18,115,000   ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
              LOC)ss+/-                                                           1.00     02/01/2035       18,115,000
 25,585,000   ROSEVILLE CA ELECTRIC SYSTEM COP SERIES B (OTHER REVENUE,
              DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                              1.00     02/01/2035       25,585,000
  4,500,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
              ROCS RR II R-11579 (SEWER REVENUE, CITIBANK NA LOC)ss+/-            0.39     12/01/2035        4,500,000
 37,985,000   SAN DIEGO CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.49     05/01/2030       37,985,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
-----------   -------------                                                     --------   ----------   --------------
CALIFORNIA (continued)
$56,950,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED
              TAX SERIES C (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
              LOC)ss+/-                                                           0.75%    04/01/2038   $   56,950,000
 60,990,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED
              TAX SERIES D (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
              LOC)ss+/-                                                           0.75     04/01/2038       60,990,000
 12,060,000   SANTA CLARA CA SUBSERIES A (ELECTRIC REVENUE, BANK OF AMERICA
              NA LOC)ss+/-                                                        0.20     07/01/2034       12,060,000
    845,000   SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE)ss+/-       0.15     06/01/2010          845,000
 25,645,000   SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
              REVENUE (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-           1.15     07/01/2019       25,645,000
  1,880,000   SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS RR II 11484
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                0.97     08/01/2029        1,880,000
  3,600,000   UNIVERSITY OF CALIFORNIA (COLLEGE & UNIVERSITY REVENUE, FIRST
              SECURITY BANK LOC)ss+/-                                             0.49     05/15/2038        3,600,000
                                                                                                           899,850,000
                                                                                                        --------------
COLORADO: 1.78%
  2,765,000   AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE, US
              BANK NA LOC)ss+/-                                                   0.39     12/01/2017        2,765,000
  1,995,000   AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE, US
              BANK NA LOC)ss+/-                                                   0.39     12/01/2028        1,995,000
 13,785,000   BROOMFIELD CO URBAN RENEWAL AUTHORITY EVENT CENTER PROJECT
              (TAX INCREMENTAL REVENUE, BANQUE NATIONALE PARIS LOC)ss+/-          0.34     12/01/2030       13,785,000
  4,995,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY NATIONAL
              JEWISH FEDERATION SERIES A4 (RECREATIONAL FACILITIES REVENUE,
              BANK OF AMERICA NA LOC)ss+/-                                        0.30     02/01/2034        4,995,000
  6,000,000   COLORADO HEALTH FACILITIES AUTHORITY CROSSROADS MARANATHA
              PROJECTS (OTHER REVENUE, US BANK NA LOC)ss+/-                       0.33     12/01/2043        6,000,000
  8,625,000   COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL IMPROVEMENT
              DISTRICT (OTHER REVENUE, US BANK NA LOC)ss+/-                       0.39     12/01/2038        8,625,000
  5,000,000   COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL IMPROVEMENT
              DISTRICT (PROPERTY TAX REVENUE, US BANK NA LOC)ss+/-                0.39     12/01/2028        5,000,000
  7,560,000   CORNERSTONE CO METROPOLITAN DISTRICT #1 (OTHER REVENUE, BANK
              OF AMERICA NA LOC)ss+/-                                             0.39     12/01/2036        7,560,000
  6,600,000   DENVER CO CITY & COUNTY COTTONWOOD CREEK SERIES A (MFHR,
              FHLMC INSURED)ss+/-                                                 0.37     04/15/2014        6,600,000
 14,255,000   FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
              (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-      0.83     01/01/2025       14,255,000
  6,900,000   LOWRY CO ECONOMIC RDA SERIES A (RECREATIONAL FACILITIES
              REVENUE, COMPASS BANK LOC)ss+/-                                     0.38     12/01/2020        6,900,000
 11,250,000   MOFFAT COUNTY CO TRI STATE GENERAL ASSOCIATION PROJECT
              (INDUSTRIAL DEVELOPMENT REVENUE, BANK OF AMERICA NA LOC)ss+/-       0.32     03/01/2036       11,250,000
  6,520,000   MOUNTAIN VILLAGE CO HOUSING AUTHORITY VILLAGE COURT
              APARTMENTS PROJECT (MFHR, US BANK NA LOC)ss+/-                      0.39     11/01/2033        6,520,000
 10,600,000   SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER REVENUE, BANQUE
              NATIONALE PARIS LOC)ss+/-                                           0.39     12/01/2030       10,600,000
  7,220,000   SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT
              (PROPERTY TAX REVENUE, US BANK NA LOC)ss+/-                         0.39     11/15/2034        7,220,000
                                                                                                           114,070,000
                                                                                                        --------------
DISTRICT OF COLUMBIA: 1.64%
 15,365,000   DISTRICT OF COLUMBIA CARNEGIE ENDOWMENT FOR INTERNATIONAL
              PEACE (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-               1.00     11/01/2045       15,365,000
  9,645,000   DISTRICT OF COLUMBIA GEORGETOWN UNIVERSITY SERIES B2 (COLLEGE
              AND UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)ss+/-               0.28     04/01/2041        9,645,000
  6,950,000   DISTRICT OF COLUMBIA GEORGETOWN UNIVERSITY SERIES C2 (COLLEGE
              AND UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)ss+/-               0.29     04/01/2041        6,950,000
 14,520,000   DISTRICT OF COLUMBIA NATIONAL ASSOCIATION OF YOUNG CHILDREN
              (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(q)                          0.35     04/01/2036       14,520,000
 54,890,000   DISTRICT OF COLUMBIA SERIES C (PROPERTY TAX REVENUE, DEXIA
              CREDIT LOCAL DE FRANCE LOC)ss+/-                                    1.00     06/01/2027       54,890,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
-----------   -------------                                                     --------   ----------   --------------
DISTRICT OF COLUMBIA (continued)
$ 3,700,000   DISTRICT OF COLUMBIA THE AMERICAN UNIVERSITY (COLLEGE AND
              UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                    0.26%    10/01/2038   $    3,700,000
                                                                                                           105,070,000
                                                                                                        --------------
FLORIDA: 9.84%
 22,325,000   ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA PROJECT
              SERIES A (HCFR, BNP PARIBAS LOC)ss+/-                               0.25     10/01/2032       22,325,000
  5,710,000   BREVARD COUNTY FL WUESTHOFF MEMORIAL HOSPITAL PROJECT (HEALTH
              FACILITIES FINANCING AUTHORITY REVENUE, WACHOVIA BANK
              LOC)ss+/-(q)                                                        0.30     08/01/2031        5,710,000
  8,835,000   BROWARD COUNTY FL HFA ISLAND CLUB APARTMENTS SERIES A (MFHR,
              FHLMC INSURED)ss+/-                                                 0.45     07/01/2031        8,835,000
 11,250,000   CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A
              (OTHER REVENUE, FNMA INSURED)ss+/-                                  0.33     04/15/2036       11,250,000
  6,385,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-547 (OTHER
              REVENUE, MBIA INSURED)ss+/-                                         0.29     10/01/2026        6,385,000
  4,530,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-538 (OTHER
              REVENUE, AMBAC INSURED)ss+/-                                        0.29     04/01/2027        4,530,000
  4,000,000   DUVAL COUNTY FL HFA SUNBEAM ROAD APARTMENTS PROJECT (HOUSING
              REVENUE, US BANK NA LOC)ss+/-                                       0.34     07/01/2025        4,000,000
 10,000,000   ESCAMBIA COUNTY FL HEALTH FACILITIES AUTHORITY AZALEA TRACE
              INCORPORATED SERIES B (HCFR, BANK OF AMERICA NA LOC)ss+/-           0.35     11/15/2029       10,000,000
 13,200,000   ESCAMBIA COUNTY FL SOLID WASTE DISPOSAL SYSTEM GULF POWER
              COMPANY PROJECT 2ND SERIES (OTHER REVENUE)ss+/-                     0.33     04/01/2039       13,200,000
 71,815,000   FLORIDA GAS SUPPLY PROJECT #2-A-1 (UTILITIES REVENUE)ss+/-          0.30     11/01/2026       71,815,000
  7,005,000   FLORIDA GAS SUPPLY PROJECT #2-A-2 (UTILITIES REVENUE)ss+/-          0.35     11/01/2026        7,005,000
 45,200,000   FLORIDA GAS SUPPLY PROJECT #2-A-3 (OTHER REVENUE)ss+/-              0.39     11/01/2026       45,200,000
 12,700,000   FLORIDA GULF COAST UNIVERSITY FINANCING CORPORATION HOUSING
              PROJECT SERIES A (COLLEGE AND UNIVERSITY REVENUE, WACHOVIA
              BANK LOC)ss+/-(q)                                                   0.35     02/01/2038       12,700,000
  5,100,000   FLORIDA HFA (MFHR, FHLMC INSURED)ss+/-                              0.34     12/01/2013        5,100,000
 10,500,000   FLORIDA KEYS AQUEDUCT AUTHORITY (OTHER REVENUE)ss+/-                0.20     09/01/2035       10,500,000
  9,250,000   FLORIDA MUNICIPAL POWER AGENCY ALL REQUIREMENTS SUPPLY SERIES
              C (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)ss+/-                   0.26     10/01/2035        9,250,000
 11,450,000   FLORIDA USF FINANCING CORPORATION COP MASTER LEASE PROGRAM
              SERIES B1 (LEASE REVENUE, AMBAC INSURED)ss+/-                       0.30     07/01/2035       11,450,000
    340,000   FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
              (HCFR, WACHOVIA BANK LOC)ss+/-(q)                                   0.55     12/01/2014          340,000
 19,500,000   HALIFAX FL HOSPITAL MEDICAL CENTER (HCFR, WACHOVIA BANK
              LOC)ss+/-(q)                                                        0.30     06/01/2048       19,500,000
 59,405,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION SHANDS
              MEDICAL CENTER INCORPORATED PROJECT (HCFR, WACHOVIA BANK
              LOC)ss+/-(q)                                                        0.28     02/01/2029       59,405,000
 11,400,000   JACKSONVILLE FL HEALTH FACILITIES AUTHORITY (HCFR, BANK OF
              AMERICA NA LOC)ss+/-                                                0.26     08/15/2027       11,400,000
 10,165,000   MIAMI DADE COUNTY FL EXPRESSWAY AUTHORITY SERIES 1339 (TOLL
              ROAD REVENUE)ss+/-                                                  0.94     07/01/2012       10,165,000
 10,000,000   MIAMI DADE COUNTY FL SPECIAL OBLIGATION JUVENILE COURTHOUSE
              SERIES B (OTHER REVENUE, AMBAC INSURED)ss+/-                        0.27     04/01/2043       10,000,000
 16,900,000   NORTH BROWARD FL HOSPITAL DISTRICT (HCFR, MBIA INSURED)ss+/-        0.35     01/15/2027       16,900,000
 14,400,000   NORTH BROWARD FL HOSPITAL DISTRICT SERIES A (HCFR, MBIA
              INSURED)ss+/-                                                       0.35     01/15/2027       14,400,000
  1,415,000   ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR,
              BANK OF AMERICA NA LOC)ss+/-                                        0.37     05/01/2027        1,415,000
  3,625,000   ORANGE COUNTY FL EDUCATIONAL FACILITIES AUTHORITY ROLLINS
              COLLEGE PROJECT (COLLEGE & UNIVERSITY REVENUE, BANK OF
              AMERICA NA LOC)ss+/-                                                0.35     12/01/2034        3,625,000
  5,000,000   ORANGE COUNTY FL EDUCATIONAL FACILITIES AUTHORITY ROLLINS
              COLLEGE PROJECT (COLLEGE AND UNIVERSITY REVENUE, BANK OF
              AMERICA NA LOC)ss+/-                                                0.23     05/01/2031        5,000,000
 26,580,000   ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY ORLANDO REGIONAL
              HEALTH CARE SERIES A2 (HCFR, FIRST SECURITY BANK LOC)ss+/-          1.30     10/01/2041       26,580,000
  6,700,000   ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY PRESBYTERIAN
              RETIREMENT SERIES B (HOUSING REVENUE, BRANCH BANKING TRUST
              LOC)ss+/-                                                           0.22     11/01/2035        6,700,000
  3,700,000   ORANGE COUNTY FL IDA LAKE HIGHLAND SCHOOL INCORPORATED (OTHER
              REVENUE, BANK OF AMERICA NA LOC)ss+/-                               0.35     08/01/2032        3,700,000
 24,585,000   ORANGE COUNTY FL SCHOOL BOARD COP SERIES A PREREFUNDED (GO -
              SCHOOL DISTRICTS, MBIA INSURED)                                     5.25     08/01/2009       24,974,275

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
-----------   -------------                                                     --------   ----------   --------------
FLORIDA (continued)
$ 2,000,000   ORANGE COUNTY FL SCHOOL BOARD COP SERIES E (LEASE REVENUE,
              WACHOVIA BANK LOC)ss+/-(q)                                          0.28%    08/01/2022   $    2,000,000
  4,060,000   PALM BEACH COUNTY FL CHILDRENS HOME PROJECT (OTHER REVENUE,
              BANK OF AMERICA NA LOC)ss+/-                                        0.35     05/01/2038        4,060,000
  3,060,000   PALM BEACH COUNTY FL JUPITER MEDICAL CENTER INCORPORATED
              SERIES B (HCFR, WACHOVIA BANK LOC)ss+/-(q)                          0.50     08/01/2020        3,060,000
  3,300,000   PALM BEACH COUNTY FL KINGS ACADEMY INCORPORATED PROJECT
              (PRIVATE SCHOOL REVENUE, WACHOVIA BANK LOC)ss+/-(q)                 0.30     08/01/2031        3,300,000
    300,000   PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED (COLLEGE &
              UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-            0.52     05/01/2025          300,000
 15,020,000   PALM BEACH COUNTY FL PINE CREST PREPARATORY SCHOOL PROJECT
              (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)ss+/-               0.35     06/01/2032       15,020,000
  7,520,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES 2089 (OTHER REVENUE,
              FIRST SECURITY BANK LOC)ss+/-                                       0.59     08/01/2026        7,520,000
  7,845,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES 2925Z (LEASE
              REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.59     08/01/2011        7,845,000
  2,500,000   PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
              (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION
              LOC)ss+/-                                                           0.40     05/01/2031        2,500,000
  9,625,000   SAINT LUCIE COUNTY FL FLORIDA POWER & LIGHT COMPANY PROJECT
              (IDR)ss+/-                                                          0.25     09/01/2028        9,625,000
  5,000,000   SAINT PETERSBURG FL HEALTH FACILITIES AUTHORITY PRESBYTERIAN
              RETIREMENT (OTHER REVENUE, BRANCH BANKING & TRUST)ss+/-             0.22     11/01/2039        5,000,000
 17,135,000   SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY
              GLENRIDGE PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND
              LOC)ss+/-                                                           0.25     06/01/2036       17,135,000
  5,090,000   SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED PROJECT
              (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(q)                          0.53     10/01/2041        5,090,000
  3,545,000   SARASOTA COUNTY FL PUBLIC HOSPITAL DISTRICT SARASOTA MEMORIAL
              HOSPITAL A (HCFR, NORTHERN TRUST CORPORATION LOC)ss+/-              0.23     07/01/2037        3,545,000
  1,255,000   SARASOTA COUNTY FL SARASOTA MILITARY ACADEMY (PRIVATE SCHOOL
              REVENUE, WACHOVIA BANK LOC)ss+/-(q)                                 0.50     02/01/2034        1,255,000
 10,720,000   SOUTH FL WATER MANAGEMENT DISTRICT COP (LEASE REVENUE, AMBAC
              INSURED)ss+/-                                                       0.44     10/01/2022       10,720,000
 39,460,000   SOUTH FL WATER MANAGEMENT DISTRICT COP CLASS A (LEASE
              REVENUE, AMBAC INSURED)ss+/-                                        0.54     10/01/2036       39,460,000
 19,860,000   TAMPA BAY FL WATER UTILITY SYSTEM (WATER REVENUE, FGIC
              INSURED)ss+/-                                                       2.41     10/01/2023       19,860,000
                                                                                                           630,654,275
                                                                                                        --------------
GEORGIA: 1.93%
 12,650,000   ATLANTA GA AIRPORT PASSENGER FACILITY CHARGE (OTHER REVENUE,
              FIRST SECURITY BANK LOC)ss+/-                                       0.99     01/01/2033       12,650,000
  6,005,000   ATLANTA GA WESTSIDE PROJECT SERIES B (TAX INCREMENTAL
              REVENUE, WACHOVIA BANK LOC)ss+/-(q)                                 0.35     12/01/2023        6,005,000
  3,195,000   COBB COUNTY GA HOUSING AUTHORITY TAMARRON APARTMENTS PROJECT
              (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.35     03/01/2024        3,195,000
  4,620,000   DEKALB NEWTOWN GWINETT COUNTY GA JOINT REAL ESTATE STUDENT I
              (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)ss+/-(q)           0.30     06/01/2035        4,620,000
  8,375,000   DEKALB NEWTOWN GWINETT COUNTY GA REAL ESTATE PACKAGE I LLC
              (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)ss+/-(q)           0.30     06/01/2032        8,375,000
 14,670,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY CATHOLIC SCHOOL
              PROPERTIES INCORPORATED (PRIVATE SCHOOL REVENUE, WACHOVIA
              BANK LOC)ss+/-(q)                                                   0.30     04/01/2024       14,670,000
 11,630,000   FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE,
              WACHOVIA BANK LOC)ss+/-(q)                                          0.28     10/01/2033       11,630,000
 12,190,000   FULTON COUNTY GA SERIES 1474 (WATER & SEWER REVENUE)ss+/-           0.49     07/01/2012       12,190,000
  9,535,000   GAINESVILLE & HALL COUNTY GA DEVELOPMENT AUTHORITY SENIOR
              LIVING FACILITIES LANIER VILLAGE SERIES B (HCFR, BANK OF
              AMERICA NA LOC)ss+/-                                                0.35     11/15/2033        9,535,000
  5,500,000   GEORGIA PRIVATE COLLEGES & UNIVERSITY AUTHORITY MERCER
              UNIVERSITY PROJECT SERIES A (OTHER REVENUE)ss+/-                    0.34     10/01/2036        5,500,000
 26,005,000   HEARD COUNTY GA DEVELOPMENT AUTHORITY OWER WANSLEY (OTHER
              REVENUE)ss+/-                                                       0.33     09/01/2029       26,005,000
  9,285,000   ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC
              INSURED)SS+/-                                                       0.35     01/01/2034        9,285,000
                                                                                                           123,660,000
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
-----------   -------------                                                     --------   ----------   --------------
HAWAII: 0.22%
$ 9,270,000   HAWAII STATE (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-          0.50%    12/01/2016   $    9,270,000
  5,000,000   HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION LOKAHI
              KAU (MFHR)ss+/-                                                     0.35     12/01/2041        5,000,000
                                                                                                            14,270,000
                                                                                                        --------------
IDAHO: 0.95%
 10,800,000   COEUR D ALENE ID (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-       0.35     08/15/2022       10,800,000
 49,885,000   IDAHO STATE TRAN (PROPERTY TAX REVENUE)                             3.00     06/30/2009       49,934,838
                                                                                                            60,734,838
                                                                                                        --------------
ILLINOIS: 7.07%
 10,360,000   CHICAGO IL BOARD OF EDUCATION (PROPERTY TAX REVENUE, FIRST
              SECURITY BANK LOC)ss+/-                                             0.54     12/01/2031       10,360,000
 16,300,000   CHICAGO IL BOARD OF EDUCATION SERIES 3010 (PROPERTY TAX
              REVENUE, AMBAC INSURED)ss+/-                                        2.40     12/01/2030       16,300,000
  1,000,000   CHICAGO IL NEIGHBORHOODS ALIVE (PROPERTY TAX REVENUE, BANK OF
              AMERICA NA LOC)ss+/-                                                0.15     01/01/2037        1,000,000
 17,325,000   CHICAGO IL PARK DISTRICT (PROPERTY TAX REVENUE, FIRST
              SECURITY BANK LOC)ss+/-++                                           0.54     01/01/2029       17,325,000
  2,300,000   CHICAGO IL WASTEWATER TRANSMISSION SUBSERIES C-2 (SEWER
              REVENUE, BANK OF AMERICA NA LOC)ss+/-                               0.30     01/01/2039        2,300,000
 18,580,000   COOK COUNTY IL (PROPERTY TAX REVENUE, FIRST SECURITY BANK
              LOC)ss+/-                                                           0.54     11/15/2025       18,580,000
 10,535,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-502 (OTHER
              REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.29     01/01/2033       10,535,000
  1,620,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-555 (OTHER
              REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.39     12/01/2021        1,620,000
  4,560,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-534 (OTHER
              REVENUE, AMBAC INSURED)ss+/-                                        0.39     01/01/2022        4,560,000
 16,900,000   HOFFMAN ESTATES IL HOFFMAN ESTATES ECONOMIC (TAX REVENUE,
              NORTHERN TRUST CORPORATION LOC)ss+/-                                0.43     01/01/2010       16,900,000
  5,480,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY CHICAGO ACADEMY OF
              SCIENCES (RECREATIONAL FACILITIES REVENUE, JPMORGAN CHASE
              BANK LOC)ss+/-                                                      0.43     01/01/2033        5,480,000
  4,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY COOK COMMUNICATIONS
              PROJECT (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                0.35     03/01/2017        4,500,000
  1,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LAKE FOREST ACADEMY
              (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                0.43     12/01/2024        1,000,000
  4,300,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA ACADEMY PROJECT
              (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)ss+/-              0.43     10/01/2031        4,300,000
 22,435,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCCORMICK THEOLOGICAL
              PROJECT B (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
              CORPORATION LOC)ss+/-                                               0.43     06/01/2035       22,435,000
  9,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY PRESBYTERIAN HOMES
              PROJECT (HCFR, NORTHERN TRUST CORPORATION LOC)ss+/-                 0.43     04/01/2035        9,000,000
 14,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ROOSEVELT UNIVERSITY
              PROJECT (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK
              LOC)ss+/-                                                           0.43     04/01/2025       14,500,000
 10,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ST. IGNATIUS COLLEGE
              (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                0.43     06/01/2024       10,000,000
 34,600,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY YMCA METROPOLITAN
              CHICAGO PROJECT (RECREATIONAL FACILITIES REVENUE, HARRIS
              TRUST SAVINGS BANK LOC)ss+/-                                        0.35     06/01/2029       34,600,000
  5,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY CHICAGO ZOOLOGICAL
              SOCIETY SERIES B (OTHER REVENUE, NORTHERN TRUST CORPORATION
              LOC)ss+/-                                                           0.43     12/15/2025        5,000,000
    185,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY LIBRARY
              PROJECT (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-        0.35     03/01/2028          185,000
  8,385,000   ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY SERIES A (OTHER
              REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                       0.34     04/01/2033        8,385,000
  8,600,000   ILLINOIS FINANCE AUTHORITY ELMHURST MEMORIAL HEALTHCARE
              SERIES D (HCFR, NORTHERN TRUST CORPORATION LOC)ss+/-                0.20     01/01/2048        8,600,000
 12,750,000   ILLINOIS FINANCE AUTHORITY LAKE FOREST COUNTRY DAY SCHOOL
              PROJECT (PRIVATE SCHOOL REVENUE, NORTHERN TRUST CORPORATION
              LOC)ss+/-                                                           0.43     07/01/2035       12,750,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
-----------   -------------                                                     --------   ----------   --------------
ILLINOIS (continued)
$11,500,000   ILLINOIS FINANCE AUTHORITY LOYOLA ACADEMY (PRIVATE SCHOOL
              REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                              0.43%    10/01/2037   $   11,500,000
  8,305,000   ILLINOIS FINANCE AUTHORITY POLLUTION CONTROL (POLLUTION
              CONTROL REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                      0.30     05/01/2021        8,305,000
 24,970,000   ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES (HFFA REVENUE,
              NORTHERN TRUST CORPORATION LOC)ss+/-                                0.43     09/01/2024       24,970,000
 20,000,000   ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES PROJECT (OTHER
              REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.88     09/01/2031       20,000,000
 10,100,000   ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS MUSEUM (OTHER
              REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                       0.43     02/01/2035       10,100,000
 43,570,000   ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GO - STATES,
              TERRITORIES, NORTHERN TRUST CORPORATION LOC)ss+/-                   0.43     09/01/2035       43,570,000
 13,000,000   ILLINOIS FINANCE AUTHORITY ST. IGNATIUS COLLEGE (PRIVATE
              SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                       0.43     12/01/2036       13,000,000
  5,820,000   ILLINOIS FINANCE AUTHORITY THE CATHERINE COOK SCHOOL PROJECT
              (PRIVATE SCHOOL REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-       0.43     01/01/2037        5,820,000
  7,200,000   ILLINOIS FINANCE AUTHORITY THRESHOLDS PROJECT (HCFR, NORTHERN
              TRUST CORPORATION LOC)ss+/-                                         0.43     11/01/2035        7,200,000
  4,500,000   ILLINOIS FINANCE AUTHORITY XAVIER UNIVERSITY (COLLEGE &
              UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-              0.35     10/01/2033        4,500,000
  7,530,000   ILLINOIS STATE SERIES G (GO STATES, TERRITORIES)ss+/-               0.64     05/01/2012        7,530,000
  3,900,000   ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A (COLLEGE &
              UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-              0.35     10/01/2032        3,900,000
 13,150,000   KENDALL KANE & WILL COUNTIES IL COMMUNITY UNIT SCHOOL
              DISTRICT # 308 (PROPERTY TAX REVENUE, MBIA INSURED)ss+/-            0.49     02/01/2023       13,150,000
  2,900,000   LAKE VILLA IL ALLENDALE ASSOCIATION PROJECT (OTHER REVENUE,
              LASALLE NATIONAL BANK NA LOC)ss+/-                                  0.41     10/01/2026        2,900,000
  5,940,000   MONMOUTH IL INDUSTRIAL PROJECT MONMOUTH COLLEGE PROJECT
              (COLLEGE AND UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
              LOC)ss+/-                                                           1.25     06/01/2035        5,940,000
 18,455,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4454 (OTHER
              REVENUE, MBIA INSURED)ss+/-                                         0.65     01/01/2024       18,455,000
  3,650,000   SAINT CLAIR COUNTY IL MCKENDREE COLLEGE PROJECT (COLLEGE AND
              UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                    0.35     06/01/2034        3,650,000
  8,520,000   WARREN COUNTY IL MONMOUTH COLLEGE PROJECT (COLLEGE &
              UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                 1.25     12/01/2032        8,520,000
                                                                                                           453,225,000
                                                                                                        --------------
INDIANA: 1.81%
  2,925,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-549 (OTHER
              REVENUE, FGIC INSURED)ss+/-                                         0.29     07/10/2021        2,925,000
 21,300,000   GOSHEN IN ECONOMIC DEVELOPMENT GOSHEN COLLEGE PROJECT
              (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)ss+/-        0.35     10/01/2042       21,300,000
 37,300,000   INDIANA BOND BANK ADVANCED FUNDING PROGRAM SERIES A
              (EDUCATIONAL FACILITIES REVENUE)                                    2.00     01/05/2010       37,498,158
  5,595,000   INDIANA FINANCE AUTHORITY NORTHSHORE HEALTH CENTER PROJECT
              (HCFR)ss+/-                                                         0.34     07/01/2038        5,595,000
  7,100,000   INDIANA FINANCE AUTHORITY SISTERS OF SAINT FRANCIS SERIES H
              (HCFR, JPMORGAN CHASE BANK LOC)ss+/-                                0.27     09/01/2048        7,100,000
  5,300,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
              CLARIAN HEALTH SERIES C (OTHER REVENUE, BRANCH BANKING &
              TRUST LOC)ss+/-                                                     0.20     02/15/2030        5,300,000
  8,930,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
              CLARIAN HEALTH SERIES D (OTHER REVENUE, BRANCH BANKING &
              TRUST LOC)ss+/-                                                     0.23     02/15/2030        8,930,000
  4,660,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
              SERIES A (HCFR, US BANK NA LOC)ss+/-                                0.25     10/01/2032        4,660,000
  3,625,000   INDIANA STATE DEVELOPMENT FINANCE AUTHORITY SYCAMORE SCHOOL
              PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-               2.45     08/01/2024        3,625,000
 11,905,000   INDIANAPOLIS IN CANAL SQUARE APARTMENTS (MFHR, FHLMC
              Insured)ss+/-                                                       0.35     04/01/2033       11,905,000
  3,440,000   INDIANAPOLIS IN INDUSTRIAL MULTIFAMILY HOUSING WASHINGTON
              POINTE PROJECT A (OTHER REVENUE, FNMA INSURED)ss+/-                 0.36     08/15/2040        3,440,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
-----------   -------------                                                     --------   ----------   --------------
INDIANA (continued)
$ 3,800,000   MARION IN ECONOMIC DEVELOPMENT WESLEYAN UNIVERSITY PROJECT
              (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.35%    06/01/2036   $    3,800,000
                                                                                                           116,078,158
                                                                                                        --------------
IOWA: 2.01%
 10,035,000   HILLS IA MERCY HOSPITAL PROJECT (HCFR, ALLIED IRISH BANK PLC
              LOC)ss+/-                                                           0.65     08/01/2035       10,035,000
 14,510,000   IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT (OTHER
              REVENUE, KBC BANK NV LOC)ss+/-                                      0.30     11/01/2026       14,510,000
  2,960,000   IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A
              (MFHR, FHLMC INSURED)ss+/-                                          0.33     05/01/2031        2,960,000
 11,875,000   IOWA FINANCE AUTHORITY GREAT RIVER MEDICAL CENTER PROJECT
              (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                              0.65     06/01/2027       11,875,000
 15,420,000   IOWA FINANCE AUTHORITY HEALTH SYSTEM SERIES A (HCFR, JPMORGAN
              CHASE BANK LOC)ss+/-                                                0.25     02/15/2035       15,420,000
  9,465,000   IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS
              (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC
              LOC)ss+/-                                                           0.65     03/01/2036        9,465,000
 15,715,000   IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC PROJECT
              A (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                           0.40     06/01/2039       15,715,000
  2,100,000   IOWA HIGHER EDUCATION LOAN AUTHORITY MOUNT MERCY COLLEGE
              PROJECT (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA
              LOC)ss+/-                                                           0.25     07/01/2025        2,100,000
  8,295,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE
              PROJECT (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
              CORPORATION LOC)ss+/-                                               0.25     05/01/2029        8,295,000
  4,695,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE PROJECT
              (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                       0.25     10/01/2038        4,695,000
 14,705,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
              (COLLEGE & UNIVERSITY REVENUE)ss+/-                                 0.25     04/01/2033       14,705,000
  4,070,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES DES
              MOINES UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE,
              ALLIED IRISH BANK PLC LOC)ss+/-                                     0.65     10/01/2033        4,070,000
 14,815,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES
              UNIVERSITY OF DUBUQUE (COLLEGE & UNIVERSITY REVENUE, NORTHERN
              TRUST CORPORATION LOC)ss+/-                                         0.25     04/01/2035       14,815,000
                                                                                                           128,660,000
                                                                                                        --------------
KENTUCKY: 1.39%
 11,180,000   JEFFERSON COUNTY KY STUDENT HOUSING UNIVERSITY OF LOUISVILLE
              PROJECT SERIES (LEASE REVENUE, WACHOVIA BANK LOC)ss+/-(q)           0.39     09/01/2029       11,180,000
 22,250,000   KENTUCKY ASSET LIABILITY COMMISSION TRAN SERIES A (OTHER
              REVENUE)                                                            3.00     06/25/2009       22,267,537
 36,200,000   KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
              REVENUE, SOCIETE GENERALE LOC)ss+/-                                 0.28     08/01/2016       36,200,000
  9,425,000   LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN GOVERNMENT
              WATERFORD PLACE APARTMENTS PROJECT (HOUSING REVENUE, FHLMC
              INSURED)ss+/-                                                       0.35     01/01/2034        9,425,000
  4,900,000   WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST SERIES A
              (OTHER REVENUE, US BANK NA LOC)ss+/-                                0.34     07/01/2038        4,900,000
  5,000,000   WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST SERIES B
              (LEASE REVENUE, US BANK NA LOC)ss+/-                                0.34     12/01/2038        5,000,000
                                                                                                            88,972,537
                                                                                                        --------------
LOUISIANA: 1.66%
    875,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-577 (OTHER
              REVENUE, AMBAC INSURED)ss+/-                                        0.29     12/01/2020          875,000
  7,845,000   LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)ss+/-         0.44     09/01/2033        7,845,000
  6,250,000   LOUISIANA PUBLIC FACILITIES AUTHORITY CHRISTUS HEALTH SERIES
              D2 (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                    0.27     07/01/2031        6,250,000
  9,900,000   LOUISIANA PUBLIC FACILITIES AUTHORITY THIBODAUX PROJECT
              (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                     1.38     12/01/2036        9,900,000
 29,350,000   LOUISIANA STATE GAS & FUELS TAX CLASS A (SALES TAX REVENUE,
              FIRST SECURITY BANK LOC)ss+/-                                       0.54     05/01/2035       29,350,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
-----------   -------------                                                     --------   ----------   --------------
LOUISIANA (continued)
$20,000,000   LOUISIANA STATE GAS & FUELS TAX SERIES A-1 (FUEL SALES TAX
              REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                              0.29%    05/01/2043   $   20,000,000
  8,000,000   LOUISIANA STATE OFFSHORE TERMINAL AUTHORITY 1ST STAGE LOOP
              LLC SERIES A (AIRPORT REVENUE, JPMORGAN CHASE BANK LOC)ss+/-        0.23     09/01/2017        8,000,000
 24,000,000   LOUISIANA STATE SERIES A (PROPERTY TAX REVENUE, BANQUE
              NATIONALE PARIS LOC)ss+/-                                           0.30     07/15/2026       24,000,000
                                                                                                           106,220,000
                                                                                                        --------------
MAINE: 0.22%
 12,000,000   MAINE FINANCE AUTHORITY FOXCROFT ACADEMY (OTHER REVENUE)ss+/-       0.37     06/01/2038       12,000,000
  1,800,000   SOUTH BERWICK ME BERWICK ACADEMY ISSUE (PRIVATE SCHOOL
              REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                            1.39     08/01/2024        1,800,000
                                                                                                            13,800,000
                                                                                                        --------------
MARYLAND: 0.10%
  2,745,000   MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT (HOSPITAL REVENUE,
              WACHOVIA BANK LOC)ss+/-(q)                                          0.50     03/01/2032        2,745,000
  3,555,000   WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
              LOC)ss+/-(q)                                                        0.30     04/01/2030        3,555,000
                                                                                                             6,300,000
                                                                                                        --------------
MASSACHUSETTS: 0.84%
  4,095,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-528 (OTHER
              REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)ss+/-                 0.28     05/01/2039        4,095,000
  3,695,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BOSTON
              UNIVERSITY SERIES U-6C (COLLEGE AND UNIVERSITY REVENUE,
              ALLIED IRISH BANK PLC LOC)ss+/-                                     0.25     10/01/2042        3,695,000
  3,500,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BOSTON
              UNIVERSITY SERIES U-6D (COLLEGE AND UNIVERSITY REVENUE,
              ALLIED IRISH BANK PLC LOC)ss+/-                                     0.25     10/01/2022        3,500,000
  5,000,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM
              BROWN & NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE
              BANK LOC)ss+/-                                                      0.34     06/01/2036        5,000,000
  4,500,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY OCEAN SPRAY
              CRANBERRIES PROJECT (IDR, WACHOVIA BANK LOC)ss+/-(q)                0.48     10/15/2011        4,500,000
 10,600,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SHADY HILL
              SCHOOL (OTHER REVENUE)ss+/-                                         0.37     06/01/2038       10,600,000
  6,450,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SOLOMON
              SCHECHTER DAY SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC
              LOC)ss+/-                                                           1.39     11/01/2037        6,450,000
 10,000,000   MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              SOUTH SHORE PROPERTY SERIES A (HCFR, WACHOVIA BANK
              LOC)ss+/-(q)                                                        0.28     07/01/2033       10,000,000
  6,200,000   MASSACHUSETTS STATE SCHOOL BUILDING AUTHORITY SERIES 2479Z
              (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                       0.59     08/15/2013        6,200,000
                                                                                                            54,040,000
                                                                                                        --------------
MICHIGAN: 2.48%
 28,115,000   DETROIT MI (SEWER REVENUE, FIRST SECURITY BANK LOC)ss+/-            0.99     07/02/2010       28,115,000
  9,585,000   KENTWOOD MI PUBLIC SCHOOLS CLASS A (PROPERTY TAX REVENUE,
              FIRST SECURITY BANK LOC)ss+/-                                       0.54     05/01/2020        9,585,000
 90,040,000   MICHIGAN MUNICIPAL BOND AUTHORITY SERIES A-2 (OTHER REVENUE,
              DEXIA CREDIT LOCAL DE FRANCE LOC)                                   3.00     08/20/2009       90,292,211
  5,400,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY
              HOSPITAL SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN
              LOC)ss+/-                                                           0.36     01/01/2034        5,400,000
 17,100,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH CARE
              SERIES B (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-              0.25     10/15/2030       17,100,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
-----------   -------------                                                     --------   ----------   --------------
MICHIGAN (continued)
$ 8,200,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH CARE
              SERIES B (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-              0.25%    10/15/2030   $    8,200,000
                                                                                                           158,692,211
                                                                                                        --------------
MINNESOTA: 5.13%
  9,215,000   ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
              REVENUE, FNMA INSURED)ss+/-                                         0.33     11/15/2033        9,215,000
    635,000   ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA
              LOC)ss+/-                                                           0.20     09/01/2029          635,000
  5,725,000   BLOOMINGTON MN PRESBYTERIAN HOMES (OTHER REVENUE, FHLMC
              INSURED)ss+/-                                                       0.33     07/01/2038        5,725,000
  3,495,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA
              Insured)ss+/-                                                       0.33     07/15/2030        3,495,000
  8,350,000   BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
              INSURED)ss+/-                                                       0.33     01/01/2035        8,350,000
  2,470,000   CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW
              YORK LOC)ss+/-                                                      0.25     11/01/2035        2,470,000
  7,000,000   CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION
              PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                      0.89     11/01/2020        7,000,000
  2,850,000   CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION
              PROJECT (HOSPITAL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-          0.89     11/01/2027        2,850,000
  4,400,000   COHASSET MN POWER & LIGHT COMPANY PROJECT B (IDR, LASALLE
              NATIONAL BANK NA LOC)ss+/-                                          0.35     06/01/2013        4,400,000
  1,250,000   COHASSET MN POWER & LIGHT COMPANY PROJECT C (IDR, ABN AMRO
              BANK INSURED)ss+/-                                                  0.35     06/01/2013        1,250,000
  3,250,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR, FHLB
              INSURED)ss+/-                                                       0.35     05/01/2027        3,250,000
  4,830,000   DAKOTA COUNTY MN CDA CATHOLIC FINANCE CORPORATION (ECONOMIC
              DEVELOPMENT REVENUE, US BANK NA LOC)ss+/-                           0.25     01/01/2012        4,830,000
  2,000,000   DAKOTA COUNTY MN RDA (OTHER REVENUE, MERRILL LYNCH CAPITAL
              SERVICES LOC)ss+/-                                                  0.50     06/01/2029        2,000,000
  3,345,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489 (OTHER
              REVENUE, AMBAC INSURED)ss+/-                                        0.33     01/01/2030        3,345,000
    800,000   EDEN PRAIRIE MN EDEN GLEN APARTMENTS PROJECT (MFHR, FNMA
              INSURED)ss+/-                                                       0.33     02/15/2031          800,000
  3,080,000   EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)ss+/-                0.35     12/01/2029        3,080,000
  4,975,000   FARMINGTON MN INDEPENDENT SCHOOL DISTRICT # 192 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)ss+/-++                            0.99     02/01/2026        4,975,000
  5,250,000   FOREST LAKE MN KILKENNY COURT APARTMENTS PROJECT (OTHER
              REVENUE, FNMA INSURED)ss+/-                                         0.41     08/15/2038        5,250,000
 11,085,000   INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
              (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.33     05/15/2035       11,085,000
  1,620,000   MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE)
              ss+/-                                                               0.33     03/01/2029        1,620,000
  2,100,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
              PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-               0.38     10/01/2023        2,100,000
  6,530,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
              PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-               0.38     10/01/2031        6,530,000
 12,600,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
              CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-      0.25     08/15/2037       12,600,000
 13,300,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
              CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-      0.25     08/15/2037       13,300,000
  5,870,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH CARE
              FACILITIES SERIES A (HCFR, FIRST SECURITY BANK LOC)ss+/-            0.25     08/15/2034        5,870,000
 12,710,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA SERIES B1 (HCFR, BANK
              OF NEW YORK LOC)ss+/-++                                             0.20     11/15/2034       12,710,000
  1,080,000   MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC PROJECT (STATE &
              LOCAL GOVERNMENTS, US BANK NA LOC)ss+/-                             0.20     08/01/2036        1,080,000
  1,367,000   MINNEAPOLIS MN MINNEHAHA ACADEMY PROJECT (PRIVATE SCHOOL
              REVENUE, US BANK NA LOC)ss+/-                                       0.20     05/01/2026        1,367,000
  2,355,000   MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER
              REVENUE, US BANK NA LOC)ss+/-                                       0.20     10/01/2021        2,355,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
-----------   -------------                                                     --------   ----------   --------------
MINNESOTA (continued)
$18,315,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
              SERIES B (HCFR, FIRST SECURITY BANK LOC)ss+/-                       0.32%    08/15/2025   $   18,315,000
 14,505,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
              SERIES B (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-              0.32     08/15/2025       14,505,000
  7,320,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD
              EVANGELICAL LUTHERAN PROJECT (HCFR, ALLIED IRISH BANK PLC
              LOC)ss+/-                                                           0.79     09/01/2021        7,320,000
 20,275,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH
              CARE FACILITY ESSENTIAL C4 (HCFR, ASSURED GUARANTY)ss+/-            0.35     02/15/2030       20,275,000
  2,255,000   MINNESOTA STATE CONCORDIA UNIVERSITY SERIES P1 (COLLEGE &
              UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                            0.35     04/01/2027        2,255,000
  2,010,000   MINNESOTA STATE HEFAR ST. OLAF COLLEGE SERIES 5H HARRIS TRUST
              & SAVINGS BANK INSURED  (COLLEGE & UNIVERSITY REVENUE)ss+/-         0.25     10/01/2030        2,010,000
    155,000   MINNESOTA STATE HEFAR TRUSTEES HAMLINE UNIVERSITY SERIES 6E3
              (COLLEGE & UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK
              LOC)ss+/-                                                           0.34     10/01/2016          155,000
  5,520,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
              UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                 1.00     10/01/2021        5,520,000
  8,030,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C (COLLEGE &
              UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                 1.00     04/01/2025        8,030,000
 14,665,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
              UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                 1.00     04/01/2027       14,665,000
    585,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER
              REVENUE, BANK OF NEW YORK LOC)ss+/-                                 0.35     10/01/2032          585,000
  5,520,000   MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)ss+/-                  0.33     05/15/2034        5,520,000
  2,665,000   MINNETONKA MN MINNETONKA HILLS APARTMENTS (MFHR, FNMA
              Insured)ss+/-                                                       0.33     11/15/2031        2,665,000
  9,570,000   OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING
              REVENUE, FHLMC INSURED)ss+/-                                        0.33     11/01/2035        9,570,000
  5,150,000   PINE CITY MN (STATE AGENCY HOUSING REVENUE, FNMA INSURED)ss+/-      0.33     04/15/2036        5,150,000
  2,865,000   PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT (HOUSING
              REVENUE, FNMA INSURED)ss+/-                                         0.33     09/15/2031        2,865,000
  8,670,000   ROSEWELL NM ROSWELL LLC PROJECT SERIES A (COLLEGE &
              UNIVERSITY REVENUE)ss+/-                                            0.34     07/01/2036        8,670,000
  1,185,000   SPRING LAKE PARK MN SENIOR HOUSING OAK CREST APARTMENTS
              PROJECT (HOUSING REVENUE, US BANK NA LOC)ss+/-                      0.33     02/15/2033        1,185,000
  2,000,000   ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA
              INSURED)ss+/-                                                       0.33     05/15/2032        2,000,000
  4,970,000   ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL
              FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                 1.25     10/01/2025        4,970,000
 11,300,000   ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)ss+/-         0.33     10/01/2035       11,300,000
  1,045,000   ST. LOUIS PARK MN MFHR PARKSHORE PROJECT (HOUSING REVENUE,
              FNMA INSURED)ss+/-                                                  0.33     08/01/2034        1,045,000
  1,000,000   ST. PAUL MN HOUSING & RDA HIGHLAND RIDGE PROJECT (MFHR, FNMA
              INSURED)ss+/-                                                       0.33     10/01/2033        1,000,000
  5,755,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
              REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                            0.65     05/01/2022        5,755,000
  5,255,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
              REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                            0.65     10/01/2025        5,255,000
  1,250,000   ST. PAUL MN PORT AUTHORITY AMHERST H WILDER FOUNDATION SERIES
              06-3 (RECREATIONAL FACILITIES REVENUE, BANK OF NEW YORK
              LOC)ss+/-                                                           0.25     04/01/2036        1,250,000
  3,415,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M (OTHER
              REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                     1.43     03/01/2021        3,415,000
  1,210,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER
              REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                     1.43     03/01/2012        1,210,000
  1,580,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q (OTHER
              REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                     2.25     03/01/2022        1,580,000
  1,870,000   ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J
              (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-              2.25     12/01/2025        1,870,000
  3,590,000   ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE, FHLMC
              INSURED)ss+/-                                                       0.33     02/01/2034        3,590,000
  7,160,000   ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE &
              INDUSTRIAL CENTER PROJECT (IDR, US BANK NA LOC)ss+/-                0.50     02/01/2015        7,160,000
  2,895,000   ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
              ALLIED IRISH BANK PLC LOC)ss+/-                                     0.65     05/01/2025        2,895,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
-----------   -------------                                                     --------   ----------   --------------
MINNESOTA (continued)
$ 1,400,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
              REVENUE, GO OF UNIVERSITY)ss+/-                                     0.15%    08/15/2031   $    1,400,000
                                                                                                           328,492,000
                                                                                                        --------------
MISSISSIPPI: 0.52%
 14,825,000   MISSISSIPPI BUSINESS FINANCE CORPORATION JACKSON STATE
              UNIVERSITY SERIES A1 (OTHER REVENUE, WACHOVIA BANK
              LOC)ss+/-(q)                                                        0.35     01/01/2033       14,825,000
 18,380,000   MISSISSIPPI BUSINESS FINANCE CORPORATION TINDALL CORPORATION
              PROJECT (IDR, WACHOVIA BANK LOC)ss+/-(q)                            0.30     04/01/2028       18,380,000
                                                                                                            33,205,000
                                                                                                        --------------
MISSOURI: 1.33%
  4,300,000   INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
              Insured)ss+/-                                                       0.35     08/01/2035        4,300,000
 17,700,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
              (OTHER REVENUE)ss+/-                                                0.25     04/01/2027       17,700,000
  1,905,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A
              (COLLEGE & UNIVERSITY REVENUE)ss+/-                                 0.25     04/01/2027        1,905,000
  8,210,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD ASSOCIATION OF
              MUNICIPAL UTILITIES (LEASE REVENUE, US BANK NA LOC)ss+/-            0.25     06/01/2033        8,210,000
 13,000,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD EWING MARION
              KAUFFMAN PROJECT SERIES A (OTHER REVENUE)ss+/-                      0.25     06/01/2037       13,000,000
  5,300,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              CHILDRENS MERCY HOSPITAL SERIES A (HCFR, UBS AG LOC)ss+/-           0.35     05/15/2032        5,300,000
  2,000,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              CHILDRENS MERCY HOSPITAL SERIES B (HCFR, UBS AG LOC)ss+/-           0.35     05/15/2023        2,000,000
 10,000,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              MOTHER OF GOOD COUNSEL HOME PROJECT (HCFR, ALLIED IRISH BANK
              PLC LOC)ss+/-                                                       1.38     07/01/2037       10,000,000
  5,900,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              RANKEN TECHNICAL COLLEGE (COLLEGE AND UNIVERSITY REVENUE,
              RADIAN INSURED)ss+/-                                                0.25     11/15/2031        5,900,000
    145,000   MISSOURI STATE HEFA ST. LOUIS UNIVERSITY PROJECT SERIES A
              (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.25     10/01/2009          145,000
 16,000,000   SAINT LOUIS COUNTY MO IDA PELICAN COVE PROJECT (MFHR, FNMA
              INSURED)ss+/-                                                       0.35     03/15/2034       16,000,000
  1,000,000   ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES
              B (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)ss+/-               0.30     06/15/2024        1,000,000
                                                                                                            85,460,000
                                                                                                        --------------
NEBRASKA: 0.08%
  5,100,000   NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER REVENUE,
              JPMORGAN CHASE BANK LOC)ss+/-                                       0.35     02/01/2015        5,100,000
                                                                                                        --------------
NEVADA: 1.17%
 19,120,000   CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE
              FOUNDATION PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
              LOC)ss+/-                                                           1.39     01/01/2037       19,120,000
  9,700,000   CLARK COUNTY NV LUTHERAN SECONDARY SCHOOL ASSOCIATION PROJECT
              (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-            1.39     02/01/2030        9,700,000
 34,000,000   LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF NEW
              YORK LOC)ss+/-                                                      0.37     10/01/2035       34,000,000
 12,000,000   RENO NV CAPITAL IMPROVEMENT SERIES A (TAX REVENUE, BANK OF
              AMERICA NA LOC)ss+/-                                                0.32     06/01/2032       12,000,000
                                                                                                            74,820,000
                                                                                                        --------------
NEW HAMPSHIRE: 0.93%
  5,025,000   NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY
              BREWSTER ACADEMY (COLLEGE AND UNIVERSITY REVENUE, ALLIED
              IRISH BANK PLC LOC)ss+/-                                            1.25     09/01/2031        5,025,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
-----------   -------------                                                     --------   ----------   --------------
NEW HAMPSHIRE (continued)
$13,550,000   NEW HAMPSHIRE HEFA COLBY SAWYER COLLEGE (EDUCATIONAL
              FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                 1.02%    09/01/2036   $   13,550,000
  6,680,000   NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION (HFFA
              REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                            1.25     01/01/2037        6,680,000
 13,000,000   NEW HAMPSHIRE HEFA FRISBIE MEMORIAL HOSPITAL (HFFA REVENUE,
              BANK OF AMERICA NA LOC)ss+/-                                        0.40     10/01/2036       13,000,000
  3,390,000   NEW HAMPSHIRE HEFA HEALTH CARE SERIES A (OTHER REVENUE,
              JPMORGAN CHASE BANK LOC)ss+/-                                       0.37     01/01/2030        3,390,000
  4,085,000   NEW HAMPSHIRE HEFA PROCTER ACADEMY (OTHER REVENUE, ALLIED
              IRISH BANK PLC LOC)ss+/-                                            1.25     07/01/2038        4,085,000
  8,300,000   NEW HAMPSHIRE HEFA TILTON SCHOOL (OTHER REVENUE, BANK OF NOVA
              SCOTIA LOC)ss+/-                                                    0.64     02/01/2036        8,300,000
  5,670,000   NEW HAMPSHIRE STATE BUSINESS FINANCE AUTHORITY ALICE PECK DAY
              HEALTH SYSTEM (HOUSING REVENUE, TD BANKNORTH NA LOC)ss+/-           0.28     10/01/2043        5,670,000
                                                                                                            59,700,000
                                                                                                        --------------
NEW JERSEY: 0.52%
  5,400,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-511 (OTHER
              REVENUE, MBIA INSURED)ss+/-                                         0.28     01/01/2032        5,400,000
  2,745,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (OTHER REVENUE)ss+/-      0.47     06/15/2031        2,745,000
 25,000,000   NEW JERSEY STATE TRAN SERIES A (OTHER REVENUE)                      3.00     06/25/2009       25,022,453
                                                                                                            33,167,453
                                                                                                        --------------
NEW MEXICO: 1.13%
  5,000,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A1 (OTHER
              REVENUE, STATE STREET BANK & TRUST LOC)ss+/-                        0.32     06/15/2024        5,000,000
 24,000,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A2 (OTHER
              REVENUE, UBS AG LOC)ss+/-                                           0.25     06/15/2024       24,000,000
 43,200,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER
              REVENUE, UBS AG LOC)ss+/-                                           0.26     12/15/2026       43,200,000
                                                                                                            72,200,000
                                                                                                        --------------
NEW YORK: 2.71%
 11,250,000   METROPOLITAN NY TRANSITION AUTHORITY (TRANSPORTATION REVENUE,
              AMBAC INSURED)ss+/-                                                 2.38     11/15/2023       11,250,000
 14,425,000   MONROE COUNTY NY IDA CHERRY RIDGE ASSISTED LIVING (HOUSING
              REVENUE, HOUSEHOLD SERVICES BANK CORPORATION LOC)ss+/-              0.18     01/01/2035       14,425,000
 11,660,000   NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY (WATER &
              WASTEWATER AUTHORITY REVENUE, FORTIS BANQUE LOC)ss+/-               0.20     06/15/2034       11,660,000
 14,800,000   NEW YORK CITY TRANSITIONAL FINANCE AUTHORITY BUILDING AID
              CLASS A (TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                 0.53     01/15/2037       14,800,000
 39,605,000   NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY
              (TRANSPORTATION REVENUE, FIRST SECURITY BANK LOC)ss+/-              0.98     11/15/2030       39,605,000
 41,500,000   NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY CLASS A
              (OTHER REVENUE, FGIC INSURED)ss+/-                                  0.53     07/15/2036       41,500,000
 39,700,000   NEW YORK TSASC INCORPORATED SERIES 1 PREREFUNDED (OTHER
              REVENUE)                                                            6.25     07/15/2009       40,308,693
                                                                                                           173,548,693
                                                                                                        --------------
NORTH CAROLINA: 1.84%
 46,550,000   CHARLOTTE-MECKLENBURG NC HOSPITAL AUTHORITY CAROLINAS
              HEALTHCARE SERIES H (HCFR, AMBAC INSURED)ss+/-                      0.28     01/15/2045       46,550,000
  4,900,000   MECKLENBURG COUNTY NC COP (LEASE REVENUE)ss+/-                      0.30     02/01/2025        4,900,000
  7,100,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY O'NEAL
              SCHOOL PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(q)           0.35     09/01/2029        7,100,000
  7,890,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY WOLFPACK
              CLUB SERIES A (COLLEGE AND UNIVERSITY REVENUE, WACHOVIA BANK
              LOC)ss+/-(q)                                                        0.30     07/01/2035        7,890,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
-----------   -------------                                                     --------   ----------   --------------
NORTH CAROLINA (continued)
$ 1,110,000   NORTH CAROLINA EDUCATIONAL FACILITIES FINANCE AGENCY
              CHARLOTTE DAY SCHOOL (PRIVATE SCHOOL REVENUE, BANK OF AMERICA
              NA LOC)ss+/-                                                        0.35%    08/01/2020   $    1,110,000
 12,080,000   NORTH CAROLINA MEDICAL CARE COMMISSION CAROL WOODS PROJECT
              (HCFR, RADIAN INSURED)ss+/-                                         0.28     04/01/2031       12,080,000
  4,200,000   NORTH CAROLINA MEDICAL CARE COMMISSION POOLED EQUIPMENT
              FINANCING PROJECT (HCFR, KBC BANK NV LOC)ss+/-                      0.25     12/01/2025        4,200,000
  4,900,000   NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH
              SYSTEM SERIES B1 (HCFR)ss+/-                                        0.22     12/01/2036        4,900,000
 10,200,000   NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH
              SYSTEM SERIES B2 (HCFR, BRANCH BANKING & TRUST LOC)ss+/-            0.32     12/01/2036       10,200,000
  4,680,000   NORTH CAROLINA MEDICAL CARE COMMISSION WAYNE MEMORIAL
              HOSPITAL (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                    0.22     10/01/2036        4,680,000
  2,270,000   NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME
              PROJECT (HCFR, WACHOVIA BANK LOC)ss+/-(q)                           0.30     08/01/2024        2,270,000
  7,730,000   NORTH CAROLINA MEDICAL CARE COMMUNITY SOUTHMINSTER PROJECT
              (HCFR, WACHOVIA BANK LOC)ss+/-(q)                                   0.33     10/01/2015        7,730,000
  4,300,000   PIEDMONT TRIAD NC AIRPORT AUTHORITY SERIES A (AIRPORT
              REVENUE, BRANCH BANKING & TRUST LOC)ss+/-                           0.35     07/01/2032        4,300,000
                                                                                                           117,910,000
                                                                                                        --------------
NORTH DAKOTA: 0.32%
 10,185,000   CASS COUNTY ND HEALTH CARE ESSENTIALS SERIES A1 (HCFR,
              ASSURED GUARANTY)ss+/-                                              0.27     02/15/2037       10,185,000
 10,000,000   CASS COUNTY ND HEALTH CARE ESSENTIALS SERIES A2 (HCFR,
              ASSURED GUARANTY)ss+/-                                              0.33     02/15/2037       10,000,000
                                                                                                            20,185,000
                                                                                                        --------------
OHIO: 2.72%
  8,300,000   ALLEN COUNTY OH HOSPITAL FACILITIES CATHOLIC HEALTHCARE
              SERIES A (HCFR, BANK OF AMERICA NA LOC)ss+/-                        0.20     10/01/2031        8,300,000
 12,800,000   CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY CARNEGIE 89
              GARAGE PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-        0.25     01/01/2037       12,800,000
 15,050,000   CUYAHOGA COUNTY OH ECONOMIC DEVELOPMENT CLEVELAND BOTANICAL
              GARDENS PROJECT (COLLEGE AND UNIVERSITY REVENUE, ALLIED IRISH
              BANK PLC LOC)ss+/-                                                  1.29     07/01/2031       15,050,000
  3,350,000   DAYTON OH AIR FREIGHT SERIES C (IDR)                                6.05     10/01/2009        3,352,067
  6,665,000   FRANKLIN COUNTY OH CHELSEA FIRST COMMUNITY VILLAGE PROJECT
              (HFFA REVENUE, BANK OF AMERICA NA LOC)ss+/-                         0.35     03/01/2036        6,665,000
 15,555,000   FRANKLIN COUNTY OH HEALTH CARE FACILITIES MOTHER ANGELINE
              MCCRORY PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-              1.10     04/01/2035       15,555,000
  5,015,000   GEAUGA COUNTY OH SISTERS OF NOTRE DAME PROJECT (OTHER
              REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                            1.34     08/01/2016        5,015,000
 12,765,000   HAMILTON COUNTY OH PARKING SYSTEM (OTHER REVENUE, JPMORGAN
              CHASE BANK LOC)ss+/-                                                0.35     12/01/2026       12,765,000
 22,450,000   LANCASTER OH PORT AUTHORITY (OTHER REVENUE)ss+/-                    0.30     05/01/2038       22,450,000
  5,150,000   OHIO STATE AIR QUALITY DEVELOPMENT AUTHORITY POLLUTION
              FIRSTENERGY SERIES B (OTHER REVENUE, BANK OF AMERICA NA
              LOC)ss+/-                                                           0.20     08/01/2029        5,150,000
 14,025,000   OHIO STATE HIGHER EDUCATION FACILITIES OHIO DOMINICAN
              UNIVERSITY PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK
              LOC)ss+/-                                                           0.34     12/01/2037       14,025,000
 19,400,000   PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER REVENUE,
              JPMORGAN CHASE BANK LOC)ss+/-                                       0.36     11/01/2029       19,400,000
  9,770,000   PARMA OH PARMA COMMUNITY GENERAL HOSPITAL SERIES C (HCFR,
              JPMORGAN CHASE BANK LOC)ss+/-                                       0.36     11/01/2030        9,770,000
 10,000,000   PORTAGE COUNTY OH ROBINSON MEMORIAL HOSPITAL (HCFR, JPMORGAN
              CHASE BANK LOC)ss+/-                                                0.42     09/01/2033       10,000,000
  2,810,000   WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION PROJECT
              (IDR, SCOTIA BANK LOC)ss+/-                                         0.53     09/01/2015        2,810,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
-----------   -------------                                                     --------   ----------   --------------
OHIO (continued)
$11,285,000   WASHINGTON COUNTY OH MARIETTA AREA HEALTH PROJECT (OTHER
              REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                              0.39%    03/01/2033   $   11,285,000
                                                                                                           174,392,067
                                                                                                        --------------
OKLAHOMA: 0.49%
  8,305,000   EDMOND OK ECONOMIC DEVELOPMENT AUTHORITY EDMOND PROJECT
              SERIES A (COLLEGE AND UNIVERSITY REVENUE, ALLIED IRISH BANK
              PLC LOC)ss+/-                                                       0.64     06/01/2031        8,305,000
  5,095,000   OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT
              (HCFR, BANK OF AMERICA NA LOC)ss+/-                                 0.40     11/01/2018        5,095,000
  7,515,000   OKLAHOMA STATE INDUSTRIES AUTHORITY HEALTH SYSTEM SERIES A
              (HCFR, MBIA INSURED)                                                5.75     08/15/2029        7,643,021
 10,090,000   OKLAHOMA STATE MUNICIPAL POWER AUTHORITY SERIES 1880
              (ELECTRIC REVENUE, FGIC INSURED)ss+/-                               0.94     01/01/2015       10,090,000
                                                                                                            31,133,021
                                                                                                        --------------
OREGON: 0.37%
    890,000   MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY HOLLADAY
              PARK PLAZA PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-           0.35     11/15/2033          890,000
  3,700,000   OREGON STATE FACILITIES AUTHORITY HAZELDEN SPRINGBROOK
              PROJECT A (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-           0.89     11/01/2025        3,700,000
 19,200,000   OREGON STATE SERIES A (PROPERTY TAX REVENUE)                        3.00     06/30/2009       19,219,488
                                                                                                            23,809,488
                                                                                                        --------------
OTHER: 0.21%
  3,245,000   NORTHEAST TAX EXEMPT GRANTOR TRUST CERTIFICATES (OTHER
              REVENUE, BANK OF AMERICA NA LOC)ss+/-                               1.50     04/01/2019        3,245,000
 10,490,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4202 (PROPERTY
              TAX REVENUE, FGIC INSURED)ss+/-                                     2.40     06/01/2034       10,490,000
                                                                                                            13,735,000
                                                                                                        --------------
PENNSYLVANIA: 2.42%
 13,275,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UPMC
              SENIOR LIVING CORPORATION (HCFR, FNMA INSURED)ss+/-                 0.35     07/15/2028       13,275,000
 10,000,000   BEAVER COUNTY PA IDA ELECTRIC COMPANY PROJECT SERIES A (OTHER
              REVENUE)ss+/-                                                       0.35     11/01/2020       10,000,000
 10,000,000   BEAVER COUNTY PA IDA MET EDISON COMPANY PROJECT SERIES A
              (OTHER REVENUE, BANK OF SCOTLAND LOC)ss+/-                          0.30     07/15/2021       10,000,000
  3,000,000   DELAWARE COUNTY PA AUTHORITY ELWYN PROJECT SERIES B (OTHER
              REVENUE, WACHOVIA BANK LOC)ss+/-(q)                                 0.28     06/01/2020        3,000,000
 11,175,000   DEUTSCHE BANK SPEARS LIFERS TRUST DB-247 (OTHER REVENUE,
              AMBAC INSURED)ss+/-                                                 0.37     10/01/2025       11,175,000
  5,180,000   GROVE CITY PA AREA HOSPITAL AUTHORITY JOHN XXIII HOME PROJECT
              (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                              1.34     02/01/2030        5,180,000
 10,320,000   LANCASTER COUNTY PA CONVENTION CENTER HOTEL ROOM RENT TAX
              (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(q)                          0.30     03/01/2047       10,320,000
  3,615,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT
              SERIES A (HCFR, WACHOVIA BANK LOC)ss+/-(q)                          0.28     09/01/2031        3,615,000
  2,160,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT
              SERIES B (HCFR, WACHOVIA BANK LOC)ss+/-(q)                          0.28     05/01/2032        2,160,000
 17,255,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT
              SERIES C (HCFR, WACHOVIA BANK LOC)ss+/-(q)                          0.28     11/01/2019       17,255,000
  3,165,000   MONTGOMERY COUNTY PA (OTHER REVENUE, WACHOVIA BANK
              LOC)ss+/-(q)                                                        0.32     10/01/2030        3,165,000
  7,350,000   PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING SERIES A
              (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-      0.59     07/01/2034        7,350,000
  3,005,000   PENNSYLVANIA STATE HEFAR SERIES B (COLLEGE & UNIVERSITY
              REVENUE)ss+/-                                                       0.35     06/01/2035        3,005,000
  4,170,000   PENNSYLVANIA STATE HEFAR STUDENT HOUSING REVENUE SERIES A
              (OTHER REVENUE)ss+/-                                                0.41     11/01/2036        4,170,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
-----------   -------------                                                     --------   ----------   --------------
PENNSYLVANIA (continued)
$ 5,500,000   PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
              ASSOCIATION OF INDEPENDENT COLLEGES SERIES I1 (COLLEGE AND
              UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                 1.29%    11/01/2031   $    5,500,000
  8,575,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT CHESTNUT
              HILL COLLEGE SERIES B (EDUCATIONAL FACILITIES REVENUE,
              WACHOVIA BANK LOC)ss+/-(q)                                          0.50     10/01/2036        8,575,000
  1,050,000   PHILADELPHIA PA GAS WORKS SERIES A2 (UTILITIES REVENUE,
              JPMORGAN CHASE BANK LOC)ss+/-                                       0.25     09/01/2034        1,050,000
 20,000,000   PHILADELPHIA PA SCHOOL DISTRICT SUBSERIES A2 (PROPERTY TAX
              REVENUE, STATE AID WITHHOLDING)ss+/-                                0.35     09/01/2030       20,000,000
  9,000,000   RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES C13 (HCFR,
              ROYAL BANK OF CANADA LOC)ss+/-++                                    0.44     11/01/2011        9,000,000
  7,505,000   RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E11 (HCFR,
              ROYAL BANK OF CANADA LOC)ss+/-++                                    0.44     12/01/2011        7,505,000
                                                                                                           155,300,000
                                                                                                        --------------
PUERTO RICO: 0.12%
  7,395,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
              SERIES A (FUEL SALES TAX REVENUE, SCOTIA BANK LOC)ss+/-             0.54     07/01/2028        7,395,000
                                                                                                        --------------
SOUTH CAROLINA: 1.06%
  9,705,000   SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
              NONPROFIT INSTITUTIONS (OTHER REVENUE, BANK OF AMERICA NA
              LOC)ss+/-                                                           0.35     06/01/2025        9,705,000
  2,720,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY COLUMBIA
              JEWISH COMMUNITY CENTER (ECONOMIC DEVELOPMENT REVENUE,
              WACHOVIA BANK LOC)ss+/-(q)                                          0.50     12/01/2024        2,720,000
  8,400,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
              DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL (IDR)ss+/-             0.35     08/01/2029        8,400,000
  6,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GOODWILL
              INDUSTRIALS INCORPORATED PROJECT (HCFR, WACHOVIA BANK
              LOC)ss+/-(q)                                                        0.50     10/01/2032        6,000,000
 16,620,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GOODWILL
              INDUSTRIES OF LOWER SC (ECONOMIC DEVELOPMENT REVENUE,
              WACHOVIA BANK LOC)ss+/-(q)                                          0.35     10/01/2028       16,620,000
  7,100,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GREENVILLE
              BAPTIST PROJECT (HCFR, WACHOVIA BANK LOC)ss+/-(q)                   0.35     10/01/2019        7,100,000
 12,580,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY WUREF
              DEVELOPMENT PROJECT SERIES A (COLLEGE AND UNIVERSITY REVENUE,
              WACHOVIA BANK LOC)ss+/-(q)                                          0.35     07/01/2033       12,580,000
  4,640,000   SOUTH CAROLINA JOBS-ECONOMIC DEVELOPMENT AUTHORITY SC STATE
              UNIVERSITY HOUSING LLC SERIES A (COLLEGE AND UNIVERSITY
              REVENUE, BANK OF AMERICA NA LOC)ss+/-                               0.35     03/01/2027        4,640,000
                                                                                                            67,765,000
                                                                                                        --------------
SOUTH DAKOTA: 1.27%
  3,200,000   LAWRENCE COUNTY SD HOMESTAKE MINING SERIES B (IDR)ss+/-             0.27     07/01/2032        3,200,000
  6,495,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY (MFHR, FNMA
              INSURED)ss+/-                                                       0.41     02/15/2031        6,495,000
  7,500,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY SERIES H (HOUSING
              REVENUE)                                                            2.50     01/04/2010        7,559,508
 36,000,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              AVERA HEALTH SUBSERIES A1 (OTHER REVENUE, US BANK NA LOC)ss+/-      0.41     07/01/2038       36,000,000
  8,000,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              AVERA HEALTH SUBSERIES A2 (HCFR, US BANK NA LOC)ss+/-               0.20     07/01/2038        8,000,000
  8,000,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              REGIONAL HEALTH (OTHER REVENUE, US BANK NA LOC)ss+/-                0.25     09/01/2027        8,000,000
  7,500,000   SOUTH DAKOTA STATE HEFA SIOUX VALLEY HOSPITALS & HEALTH
              SERIES C (HCFR)ss+/-                                                0.41     11/01/2019        7,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
-----------   -------------                                                     --------   ----------   --------------
SOUTH DAKOTA (continued)
$ 4,900,000   SOUTH DAKOTA STATE HEFA SIOUX VALLEY SERIES B (HCFR, US BANK
              NA LOC)ss+/-                                                        0.41%    11/01/2034   $    4,900,000
                                                                                                            81,654,508
                                                                                                        --------------
TENNESSEE: 1.59%
  4,345,000   BLOUNT COUNTY TN PUBLIC BUILDING AUTHORITY SERIES E3D (OTHER
              REVENUE, KBC BANK NV LOC)ss+/-                                      0.22     06/01/2026        4,345,000
 11,335,000   CHATTANOOGA TN INDUSTRIAL DEVELOPMENT BOARD SERIES 2055
              (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                       0.59     04/01/2015       11,335,000
  5,755,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY MET GOVERNMENT
              NASHVILLE & DAVIDSON (OTHER REVENUE, BANK OF AMERICA NA
              LOC)ss+/-                                                           0.26     07/01/2026        5,755,000
  1,990,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
              BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-          0.26     07/01/2034        1,990,000
  6,485,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
              BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-          0.26     11/01/2035        6,485,000
 19,200,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
              BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-          0.26     02/01/2038       19,200,000
 19,985,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
              STEWARTS FERRY APARTMENTS (IDR, FHLMC INSURED)ss+/-                 0.35     01/01/2034       19,985,000
  3,600,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
              FINANCING LOAN POOL (OTHER REVENUE, BANK OF AMERICA NA
              LOC)ss+/-                                                           0.35     11/01/2027        3,600,000
  6,400,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
              FINANCING REVENUE TENNESSEE COUNTY LOAN POOL (OTHER
              Revenue)ss+/-                                                       0.26     04/01/2032        6,400,000
  9,135,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER REVENUE,
              ALLIED IRISH BANK PLC LOC)ss+/-                                     0.45     06/01/2032        9,135,000
  6,900,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT
              PUBLIC IMPROVEMENT SERIES A4 (OTHER REVENUE, KBC BANK NV
              LOC)ss+/-                                                           0.22     06/01/2025        6,900,000
  7,055,000   SHELBY COUNTY TN INDUSTRIAL DEVELOPMENT BOARD YMCA PROJECTS
              (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(q)                          0.50     10/01/2022        7,055,000
                                                                                                           102,185,000
                                                                                                        --------------
TEXAS: 10.07%
 15,630,000   AUSTIN TX ELECTRIC UTILITY SYSTEM (ELECTRIC REVENUE, AMBAC
              INSURED)ss+/-                                                       0.49     11/15/2022       15,630,000
  6,640,000   AUSTIN TX SUBSERIES B (TAX REVENUE, DEXIA CREDIT LOCAL DE
              FRANCE LOC)ss+/-                                                    1.00     11/15/2029        6,640,000
  6,500,000   BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA MEADOWS
              PROJECT (HOUSING REVENUE, FHLMC INSURED)ss+/-                       0.33     09/01/2036        6,500,000
 17,900,000   CARROLL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              PERMANENT SCHOOL FUND GUARANTEED)ss+/-                              0.32     08/15/2032       17,900,000
 21,655,000   CRAWFORD TX EDUCATIONAL FACILITIES CORPORATION CONCORDIA
              UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
              LOC)ss+/-(q)                                                        0.30     06/01/2037       21,655,000
  2,275,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-514 (OTHER
              REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-                     0.29     02/15/2038        2,275,000
  9,455,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-526 (OTHER
              REVENUE, FGIC INSURED)ss+/-                                         0.29     07/01/2026        9,455,000
  1,255,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-548 (OTHER
              REVENUE, FGIC INSURED)ss+/-                                         0.29     11/15/2029        1,255,000
 13,350,000   DICKINSON TX INDEPENDENT SCHOOL DISTRICT SERIES SGA94
              (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-       0.30     02/15/2028       13,350,000
  1,800,000   FORT BEND TX INDEPENDENT SCHOOL DISTRICT SERIES 2852
              (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-       0.34     02/15/2016        1,800,000
  5,090,000   GALVESTON COUNTY TX HOUSING FINANCE CORPORATION VILLAGE BY
              THE SEA APARTMENTS PROJECT (HOUSING REVENUE, FNMA
              INSURED)ss+/-                                                       0.41     02/15/2032        5,090,000
  8,400,000   GREGG COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
              GOOD SHEPHERD SERIES C (HCFR, RADIAN INSURED)ss+/-                  0.33     10/01/2029        8,400,000
 32,800,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
              CORPORATION HERMAN HEALTH SERIES D2 (HCFR, AIB GROUP LOC)ss+/-      1.25     06/01/2029       32,800,000
  7,200,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
              CORPORATION HERMANN HEALTH SERIES D1 (HCFR, JPMORGAN CHASE
              BANK LOC)ss+/-                                                      0.30     06/01/2029        7,200,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
-----------   -------------                                                     --------   ----------   --------------
TEXAS (continued)
$ 3,625,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
              CORPORATION HERMANN HEALTH SERIES D3 (HCFR, COMPASS BANK
              LOC)ss+/-                                                           0.20%    06/01/2029   $    3,625,000
 16,215,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
              CHRISTUS HEALTH SERIES A PREREFUNDED (HCFR, MBIA INSURED)ss         5.38     07/01/2009       16,424,747
 19,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
              CHRISTUS HEALTH SERIES A PREREFUNDED (HCFR, MBIA INSURED)ss         5.38     07/01/2009       19,244,737
 12,600,000   HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE,
              SOCIETE GENERALE LOC)ss+/-                                          0.40     11/15/2029       12,600,000
 30,500,000   HOUSTON TX UTILITY SYSTEM (SEWER REVENUE, DEXIA CREDIT LOCAL
              DE FRANCE LOC)ss+/-                                                 0.55     05/15/2034       30,500,000
 97,255,000   HOUSTON TX UTILITY SYSTEM SERIES B1 (WATER REVENUE, BANK OF
              AMERICA NA LOC)ss+/-                                                0.60     05/15/2034       97,255,000
 25,000,000   HOUSTON TX UTILITY SYSTEM SERIES B4 (WATER & SEWER REVENUE,
              BANK OF AMERICA NA LOC)ss+/-                                        0.55     05/15/2034       25,000,000
 54,315,000   HOUSTON TX UTILITY SYSTEM SERIES B5 (WATER & SEWER REVENUE,
              BANK OF AMERICA NA LOC)ss+/-                                        0.55     05/15/2034       54,315,000
 10,000,000   HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE, MBIA
              INSURED)ss+/-                                                       0.51     12/01/2023       10,000,000
  5,770,000   KENDALL COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
              MORNINGSIDE MINISTRIES SERIES A (HCFR, ALLIED IRISH BANK PLC
              LOC)ss+/-                                                           0.79     01/01/2041        5,770,000
 21,395,000   MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION CROW CEMENT
              COMPANY PROJECT (IDR, UBC AG LOC)ss+/-                              0.33     12/01/2009       21,395,000
  9,000,000   NORTH EAST TX INDEPENDENT SCHOOL DISTRICT SERIES 2058 (OTHER
              REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-                     0.34     08/01/2015        9,000,000
  7,500,000   PANHANDLE TX REGIONAL HOUSING FINANCE CORPORATION JASON
              AVENUE RESIDENTIAL APARTMENTS (MFHR, FHLMC INSURED)ss+/-            0.35     08/01/2041        7,500,000
    600,000   PORT ARTHUR TX NAVAL DISTRICT SERIES C (IDR, ASSURED
              Guaranty)ss+/-                                                      0.35     04/01/2027          600,000
 16,000,000   ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
              REVENUE, DEXIA INSURED)ss+/-                                        1.00     08/01/2037       16,000,000
 19,735,000   SAN ANTONIO TX ELECTRIC & GAS (ELECTRIC REVENUE)ss+/-               0.39     02/01/2022       19,735,000
 10,940,000   SAN ANTONIO TX ELECTRIC & GAS (ELECTRIC REVENUE)ss+/-               0.39     02/01/2024       10,940,000
  9,400,000   TARRANT COUNTY TX CULTURAL EDUCATIONAL FACILITIES FINANCE
              CORPORATION SCOTT WHITE MEMORIAL HOSPITAL SERIES C (OTHER
              REVENUE, COMPASS BANK LOC)ss+/-                                     0.28     08/15/2046        9,400,000
 13,900,000   TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS COSTA
              IBIZA APARTMENTS (MFHR, FNMA INSURED)ss+/-                          0.35     08/01/2041       13,900,000
 93,915,000   TEXAS STATE TRAN (GO - STATES, TERRITORIES)                         3.00     08/28/2009       94,152,120
 13,100,000   TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER
              FRANCES HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)ss+/-       0.35     07/01/2020       13,100,000
  4,780,000   WESLACO TX HEALTH FACILITIES DEVELOPMENT KNAPP MEDICAL CENTER
              SERIES A (HCFR, COMPASS BANK LOC)ss+/-                              0.45     06/01/2038        4,780,000
                                                                                                           645,186,604
                                                                                                        --------------
UTAH: 0.49%
 22,000,000   UTAH TRANSPORTATION SALES TAX SUBSERIES B (SALES TAX
              Revenue)ss+/-                                                       0.30     06/15/2036       22,000,000
  9,675,000   WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED)ss+/-                 0.34     12/01/2034        9,675,000
                                                                                                            31,675,000
                                                                                                        --------------
VERMONT: 0.45%
  2,300,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
              BRATTLEBORO MEMORIAL HOSPITAL PROJECT A (HCFR, TD BANKNORTH
              NA)ss+/-                                                            0.28     10/01/2028        2,300,000
  9,120,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
              FLETCHER ALLEN HOSPITAL SERIES A (HCFR)ss+/-                        0.22     12/01/2030        9,120,000
  3,140,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
              LANDMARK COLLEGE PROJECT SERIES A (COLLEGE & UNIVERSITY
              REVENUE)ss+/-                                                       0.28     07/01/2033        3,140,000
  2,220,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
              NORTHEASTERN VERMONT REGIONAL HOSPITAL SERIES A (HCFR)ss+/-         0.28     10/01/2029        2,220,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
-----------   -------------                                                     --------   ----------   --------------
VERMONT (continued)
$12,020,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS NORTH COUNTY HOSPITAL
              PROJECT A (HCFR)ss+/-                                               0.28%    10/01/2034   $   12,020,000
                                                                                                            28,800,000
                                                                                                        --------------
VIRGINIA: 1.41%
 22,000,000   ALBERMARLE COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY
              UNIVERSITY VIRGINIA HEALTH SERVICES FOUNDATION (HCFR, BANK OF
              AMERICA NA LOC)ss+/-                                                0.26     03/01/2039       22,000,000
  7,580,000   CAPITAL REGION AIRPORT COMMISSION VA SERIES B (AIRPORT
              REVENUE, WACHOVIA BANK LOC)ss+/-(q)                                 0.30     06/01/2035        7,580,000
  9,400,000   HANOVER COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY BON SECOURS
              HEALTH SERIES D2 (OTHER REVENUE, US BANK NA LOC)ss+/-               0.20     11/01/2025        9,400,000
 12,450,000   JAMES CITY COUNTY VA IDA CHAMBREL PROJECT (OTHER REVENUE,
              FNMA INSURED)ss+/-                                                  0.35     11/15/2032       12,450,000
 25,155,000   NORFOLK VA REDEVELOPMENT & HOUSING AUTHORITY OLD DOMINION
              UNIVERSITY PROJECT (COLLEGE AND UNIVERSITY REVENUE, BANK OF
              AMERICA NA LOC)ss+/-                                                0.26     08/01/2033       25,155,000
 13,600,000   VIRGINIA SMALL BUSINESS FINANCING AUTHORITY FRIENDSHIP
              FOUNDATION (HCFR, WACHOVIA BANK LOC)ss+/-(q)                        0.35     07/01/2022       13,600,000
                                                                                                            90,185,000
                                                                                                        --------------
WASHINGTON: 1.73%
  2,180,000   EVERETT WA (PROPERTY TAX REVENUE LOC, BANK OF AMERICA NA
              LOC)ss+/-                                                           0.40     12/01/2021        2,180,000
  6,930,000   KING CITY WA PUBLIC HOSPITAL DISTRICT #1 (PROPERTY TAX
              REVENUE, ASSURED GUARANTYT)ss+/-                                    0.49     12/01/2037        6,930,000
 31,310,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
              FHLMC INSURED)ss+/-                                                 0.35     07/01/2035       31,310,000
  5,880,000   KING COUNTY WA SCHOOL DISTRICT #415 (PROPERTY TAX REVENUE,
              FIRST SECURITY BANK LOC)ss+/-                                       2.40     12/01/2018        5,880,000
  7,920,000   SEATTLE WA (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)ss+/-         0.54     03/01/2022        7,920,000
 12,530,000   SEATTLE WA WATER SYSTEM (WATER REVENUE, FIRST SECURITY BANK
              LOC)ss+/-++                                                         0.54     09/01/2033       12,530,000
  7,650,000   WASHINGTON STATE (COLLEGE AND UNIVERSITY REVENUE, CITIBANK NA
              LOC)ss+/-++                                                         0.39     01/01/2029        7,650,000
 12,000,000   WASHINGTON STATE HEFAR UNIVERSITY OF PUGET SOUND SERIES B
              (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.40     10/01/2036       12,000,000
  6,840,000   WASHINGTON STATE HEFAR UNIVERSITY PUGET SOUND PROJECT A
              PUTTABLE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA
              LOC)ss+/-                                                           0.40     10/01/2030        6,840,000
  5,775,000   WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT TACOMA
              ART MUSEUM PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN
              TRUST CORPORATION LOC)ss+/-                                         0.25     06/01/2032        5,775,000
  8,000,000   WASHINGTON STATE SERIES R-A (OTHER REVENUE, FIRST SECURITY
              BANK LOC)                                                           5.50     09/01/2009        8,077,260
  3,800,000   WASHINGTON STATE SUNNYSIDE COMMUNITY HOSPITAL (HCFR, US BANK
              NA LOC)ss+/-                                                        0.50     10/01/2017        3,800,000
                                                                                                           110,892,260
                                                                                                        --------------
WEST VIRGINIA: 0.99%
 15,985,000   MONONGALIA COUNTY WV BUILDING COMMISSION SERIES A (HCFR,
              JPMORGAN CHASE BANK LOC)ss+/-                                       0.39     07/01/2040       15,985,000
 47,750,000   WEST VIRGINIA STATE PARKWAYS ECONOMIC DEVELOPMENT & TOURISM
              AUTHORITY (OTHER REVENUE, GO OF AUTHORITY)ss+/-                     0.65     04/15/2019       47,750,000
                                                                                                            63,735,000
                                                                                                        --------------
WISCONSIN: 2.62%
  7,750,000   MILWAUKEE WI RDA UNIVERSITY OF WISCONSIN KENILWORTH PROJECT
              (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                 0.39     09/01/2040        7,750,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
-----------   -------------                                                     --------   ----------   --------------
WISCONSIN (continued)
$ 6,565,000   WISCONSIN HEFA BELOIT MEMORIAL HOSPITAL INCORPORATED (HCFR,
              JPMORGAN CHASE BANK LOC)ss+/-                                       0.25%    04/01/2036   $    6,565,000
 30,720,000   WISCONSIN HEFA GUNDERSEN LUTHERAN SERIES B (HCFR, FIRST
              SECURITY BANK LOC)ss+/-                                             1.65     12/01/2029       30,720,000
  4,200,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              LAWRENCE UNIVERSITY (COLLEGE AND UNIVERSITY REVENUE, JPMORGAN
              CHASE BANK LOC)ss+/-                                                0.39     02/01/2039        4,200,000
 41,700,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              UNIVERSITY OF WISCONSIN MEDICAL FOUNDATION (HCFR, JPMORGAN
              CHASE BANK LOC)ss+/-                                                0.30     05/01/2030       41,700,000
  2,400,000   WISCONSIN STATE HEFA ALVERNO COLLEGE PROJECT (COLLEGE &
              UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                 0.65     11/01/2017        2,400,000
 51,500,000   WISCONSIN STATE HEFA CUSTODIAL RECEIPTS BELOIT COLLEGE
              (COLLEGE AND UNIVERSITY REVENUE, XL CAPITAL ASSURANCE COMPANY
              INSURED)ss+/-                                                       0.35     06/01/2037       51,500,000
 11,390,000   WISCONSIN STATE HEFA HESS MEMORIAL HOSPITAL INCORPORATED
              (HFFA REVENUE, US BANK NA LOC)ss+/-                                 0.39     05/01/2024       11,390,000
  1,100,000   WISCONSIN STATE HEFA LUTHERAN COLLEGE PROJECT (COLLEGE &
              UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                            0.25     06/01/2033        1,100,000
  6,375,000   WISCONSIN STATE HEFA MERITER RETIREMENT SERVICES SERIES B
              (OTHER REVENUE, US BANK NA LOC)ss+/-                                0.38     03/01/2038        6,375,000
  3,940,000   WISCONSIN STATE HEFA MERITER RETIREMENT SERVICES SERIES A
              (OTHER REVENUE, KBC BANK NV LOC)ss+/-                               0.38     03/01/2038        3,940,000
                                                                                                           167,640,000
                                                                                                        --------------
WYOMING: 0.66%
 42,125,000   SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
              (PCR, BARCLAYS BANK PLC LOC)ss+/-                                   0.29     07/01/2015       42,125,000
                                                                                                        --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $6,119,998,113)                                                      6,119,998,113
                                                                                                        --------------
COMMERCIAL PAPER: 4.27%
 18,870,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                           0.55     08/27/2009       18,870,000
 37,825,000   ILLINOIS FINANCE AUTHORITY                                          0.55     07/07/2009       37,825,000
 29,781,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY             0.45     08/27/2009       29,781,000
  6,850,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY             0.50     08/27/2009        6,850,000
  5,000,000   MONTGOMERY COUNTY PA IDA                                            0.38     06/10/2009        5,000,000
 45,360,000   ORANGE COUNTY CA                                                    1.30     06/02/2009       45,360,000
  9,200,000   ROCHESTER MN HEALTH CARE                                            0.60     06/09/2009        9,200,000
 10,000,000   ROCHESTER MN HEALTH CARE                                            0.60     06/09/2009       10,000,000
 23,500,000   ROCHESTER MN HEALTH CARE                                            0.65     06/11/2009       23,500,000
 11,300,000   ROCHESTER MN HEALTH CARE                                            0.65     06/11/2009       11,300,000
 15,900,000   ROCHESTER MN HEALTH CARE                                            0.65     06/11/2009       15,900,000
 32,400,000   ROCHESTER MN HEALTH CARE                                            0.65     06/11/2009       32,400,000
  8,500,000   SAN DIEGO COMPANY REGIONAL TRANSPORTATION                           1.30     06/02/2009        8,500,000
  8,625,000   UNIVERSITY OF VIRGINIA                                              0.40     06/11/2009        8,625,000
 10,000,000   UNIVERSITY OF VIRGINIA                                              0.40     06/18/2009       10,000,000
TOTAL COMMERCIAL PAPER (COST $273,111,000)                                                                 273,111,000
                                                                                                        --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $6,393,109,113)*                                                  99.80%                          $6,393,109,113
OTHER ASSETS AND LIABILITIES, NET                                        0.20                               13,085,734
                                                                       ------                           --------------
TOTAL NET ASSETS                                                       100.00%                          $6,406,194,847
                                                                       ------                           --------------

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

(q)  CREDIT ENHANCEMENT IS PROVIDED BY A NON-CONTROL AFFILIATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- May 31, 2009 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                     INTEREST    MATURITY
PRINCIPAL          SECURITY NAME                                                       RATE        DATE            VALUE
----------------   -------------                                                     --------   ----------   ----------------
CERTIFICATES OF DEPOSIT: 9.09%
$     39,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                          0.45%    10/01/2009   $     39,000,000
       7,000,000   BANK OF AMERICA NA+/-                                               0.38     06/12/2009          7,000,165
      34,000,000   BANK OF IRELAND (STAMFORD)                                          1.92     06/22/2009         34,000,000
       6,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                    1.51     09/02/2009          6,006,453
       6,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                    1.52     09/08/2009          6,007,105
     150,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                  1.33     08/14/2009        150,000,000
      69,000,000   BARCLAYS BANK PLC (NEW YORK)+/-ss                                   1.11     04/07/2010         69,000,000
      11,000,000   BARCLAYS BANK PLC (NEW YORK)                                        1.35     06/18/2009         11,000,000
      80,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                     1.47     11/04/2009         80,000,000
      56,000,000   BNP PARIBAS (NEW YORK)                                              0.77     11/12/2009         56,000,000
      26,000,000   BNP PARIBAS (NEW YORK)                                              1.04     06/25/2009         26,000,043
      54,500,000   CALYON (NEW YORK)                                                   0.82     09/02/2009         54,501,404
     113,000,000   DEUTSCHE BANK (NEW YORK)+/-                                         1.39     08/04/2009        113,000,000
      88,000,000   RABOBANK NEDERLAND NV (NEW YORK)                                    0.75     11/09/2009         88,000,000
      30,000,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                  1.51     10/01/2009         30,000,000
      37,000,000   SOCIETE GENERALE (NEW YORK)+/-ss                                    0.67     05/05/2011         37,000,000
      85,000,000   SOCIETE GENERALE (NEW YORK)+/-ss                                    1.03     04/15/2010         85,000,000
      55,000,000   SVENSKA HANDELSBANKEN (NEW YORK)                                    0.44     08/14/2009         55,000,565
      57,000,000   SVENSKA HANDELSBANKEN (NEW YORK)                                    0.48     08/11/2009         57,001,123
      83,000,000   UNICREDITO ITALIANO (NEW YORK)+/-ss                                 1.05     10/14/2009         83,000,000
      40,000,000   UNICREDITO ITALIANO (NEW YORK)                                      1.16     08/05/2009         40,000,360
TOTAL CERTIFICATES OF DEPOSIT (COST $1,126,517,218)                                                             1,126,517,218
                                                                                                             ----------------
COMMERCIAL PAPER: 60.20%
      96,400,000   ABN-AMRO NORTH AMERICA INCORPORATED##                               0.30     06/29/2009         96,377,507
      31,000,000   ALLIED IRISH BANKS NA##++                                           0.47     06/02/2009         30,999,595
      42,000,000   AMSTEL FUNDING CORPORATION##++(p)                                   1.80     06/19/2009         41,962,200
     100,000,000   AMSTEL FUNDING CORPORATION##++(p)                                   1.90     06/10/2009         99,952,500
       6,000,000   AMSTEL FUNDING CORPORATION##++(p)                                   1.95     06/24/2009          5,992,525
      33,000,000   AMSTEL FUNDING CORPORATION##++(p)                                   2.00     06/26/2009         32,954,167
      33,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                0.55     08/05/2009         32,967,229
      15,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                0.55     08/06/2009         14,984,875
      61,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                0.88     06/05/2009         60,994,036
      37,000,000   ANTALIS US FUNDING CORPORATION##++(p)                               0.70     07/22/2009         36,963,308
      70,500,000   ANTALIS US FUNDING CORPORATION##++(p)                               0.80     06/09/2009         70,487,467
      43,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED##++                            0.52     07/20/2009         42,969,566
      33,250,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                              0.57     09/08/2009         33,197,881
      44,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                              0.85     08/24/2009         43,912,733
      45,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                              3.41     06/11/2009         44,957,375
      45,600,000   ASB FINANCE LIMITED (LONDON)##++                                    0.82     07/08/2009         45,561,570
       4,000,000   ASB FINANCE LIMITED (LONDON)##++                                    0.95     09/01/2009          3,990,289
      38,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   1.18     11/02/2009         38,000,000
      75,000,000   ASB FINANCE LIMITED LONDON##++                                      0.95     06/23/2009         74,956,458
      17,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.30     06/08/2009         16,999,008
      21,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.40     07/06/2009         20,991,833
      23,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.40     07/07/2009         22,990,800
      16,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.42     07/07/2009         15,993,280
      49,750,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.43     07/27/2009         49,716,723
       6,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.45     07/27/2009          5,995,800
      32,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.47     07/09/2009         31,984,124
      18,823,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.50     08/03/2009         18,806,530
     145,000,000   ATLANTIS ONE FUNDING##++(p)                                         0.35     08/27/2009        144,877,354
      44,000,000   ATLANTIS ONE FUNDING##++(p)                                         0.47     07/21/2009         43,971,278
       3,000,000   ATLANTIS ONE FUNDING##++(p)                                         0.47     07/22/2009          2,998,003
       6,100,000   ATLANTIS ONE FUNDING##++(p)                                         0.62     06/23/2009          6,097,689
      37,000,000   BANCO BILBAO VIZCAYA LONDON##++                                     0.90     08/17/2009         36,928,775
      42,000,000   BANCO BILBAO VIZCAYA LONDON##++                                     1.02     11/04/2009         41,814,360
      12,000,000   BANCO BILBAO VIZCAYA LONDON##++                                     1.02     11/06/2009         11,946,280
      16,000,000   BANCO BILBAO VIZCAYA LONDON##++                                     1.02     11/10/2009         15,926,560
      30,000,000   BANK OF IRELAND##++                                                 1.05     06/17/2009         29,986,000
      48,000,000   BNP PARIBAS FINANCE INCORPORATED##                                  1.05     06/18/2009         47,976,291
      26,000,000   CALYON NORTH AMERICA INCORPORATED##                                 0.61     08/06/2009         25,970,923

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- May 31, 2009 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                     INTEREST    MATURITY
PRINCIPAL          SECURITY NAME                                                       RATE        DATE            VALUE
----------------   -------------                                                     --------   ----------   ----------------
COMMERCIAL PAPER (continued)
$     75,000,000   CALYON NORTH AMERICA INCORPORATED##                                 0.87%    07/02/2009   $     74,943,812
      24,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                             0.30     06/22/2009         23,995,800
       3,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                             0.35     06/24/2009          2,999,329
      42,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                             0.90     07/17/2009         41,951,700
      44,000,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##           0.30     07/13/2009         43,984,600
      44,000,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##           0.30     07/20/2009         43,982,033
      21,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                            0.60     06/01/2009         21,000,000
      80,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                            1.15     07/30/2009         79,849,222
      38,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.60     06/03/2009         37,998,733
      36,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.85     07/02/2009         35,973,650
      55,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  1.00     07/13/2009         54,935,833
      55,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  1.15     08/05/2009         54,885,799
      40,000,000   DANSKE CORPORATION##++                                              0.38     08/17/2009         39,967,489
      35,000,000   DANSKE CORPORATION##++                                              0.85     06/23/2009         34,981,819
      66,650,000   DANSKE CORPORATION##++                                              0.88     06/19/2009         66,620,674
       7,000,000   DNB NOR BANK ASA##++                                                0.42     08/06/2009          6,994,610
      25,000,000   DNB NOR BANK ASA##++                                                0.51     09/28/2009         24,957,854
      50,000,000   DNB NOR BANK ASA##++                                                0.53     07/22/2009         49,962,458
      25,000,000   DNB NOR BANK ASA##++                                                0.75     09/09/2009         24,947,917
      42,000,000   DNB NOR BANK ASA##++                                                0.77     09/08/2009         41,911,643
      36,000,000   E.ON AG##++                                                         0.30     06/19/2009         35,994,600
      10,000,000   E.ON AG##++                                                         0.40     06/01/2009         10,000,000
     110,000,000   E.ON AG##++                                                         0.70     06/30/2009        109,937,972
      50,000,000   E.ON AG##++                                                         0.85     06/09/2009         49,990,555
      62,000,000   EBBETS FUNDING LLC##++(p)                                           0.50     06/02/2009         61,999,139
      31,000,000   EBBETS FUNDING LLC##++(p)                                           0.50     06/03/2009         30,999,139
      15,000,000   EBBETS FUNDING LLC##++(p)                                           0.55     06/24/2009         14,994,729
      38,500,000   EDISON ASSET SECURITIZATION LLC##++(p)                              0.50     07/27/2009         38,470,056
      15,000,000   EKSPORTFINANS ASA##++                                               0.25     06/26/2009         14,997,396
      30,000,000   EKSPORTFINANS ASA##++                                               0.85     06/11/2009         29,992,917
      59,000,000   EKSPORTFINANS ASA##++                                               1.50     09/02/2009         58,771,375
      16,000,000   ELYSIAN FUNDING LLC##++(p)                                          0.50     06/02/2009         15,999,778
      39,000,000   ELYSIAN FUNDING LLC##++(p)                                          0.50     06/03/2009         38,998,917
      20,078,000   ENTERPRISE FUNDING LLC##++(p)                                       0.50     08/07/2009         20,059,316
      36,000,000   ENTERPRISE FUNDING LLC##++(p)                                       0.50     08/14/2009         35,963,000
      11,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                  0.50     07/07/2009         10,994,500
      35,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                  0.50     07/10/2009         34,981,042
      20,000,000   FAIRWAY FINANCE CORPORATION##++(p)                                  0.28     06/11/2009         19,998,444
     159,000,000   FORTIS FUNDING LLC##++                                              0.23     06/01/2009        159,000,000
       5,000,000   GDF SUEZ##++                                                        0.27     06/10/2009          4,999,663
      21,000,000   GDF SUEZ##++                                                        0.28     06/17/2009         20,997,387
      17,000,000   GDF SUEZ##++                                                        0.31     06/26/2009         16,996,340
      11,000,000   GDF SUEZ##++                                                        0.32     06/24/2009         10,997,751
      19,000,000   GDF SUEZ##++                                                        0.37     07/27/2009         18,989,064
      41,000,000   GDF SUEZ##++                                                        0.37     07/29/2009         40,975,559
       6,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.37     08/19/2009          5,995,128
       7,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.37     08/21/2009          6,994,173
      19,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.50     08/05/2009         18,982,847
      23,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.52     07/28/2009         22,981,063
      45,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.53     07/15/2009         44,970,850
      24,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.53     07/22/2009         23,981,980
      18,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.53     07/23/2009         17,986,220
      12,000,000   GRAMPIAN FUNDING LLC##++(p)                                         0.39     06/04/2009         11,999,610
      60,000,000   GRAMPIAN FUNDING LLC##++(p)                                         0.80     08/20/2009         59,893,333
      70,000,000   GRAMPIAN FUNDING LLC##++(p)                                         0.91     08/18/2009         69,861,983
       3,000,000   GRAMPIAN FUNDING LLC##++(p)                                         1.22     07/23/2009          2,994,713
      15,000,000   HSBC USA INCORPORATED##                                             0.29     06/09/2009         14,999,033
      97,000,000   ING USA FUNDING LLC##                                               0.37     08/28/2009         96,912,269
      38,000,000   ING USA FUNDING LLC##                                               0.51     07/01/2009         37,983,850
      23,100,000   ING USA FUNDING LLC##                                               0.55     07/15/2009         23,084,472
      34,000,000   INTESA FUNDING LLC##                                                0.26     06/04/2009         33,999,263
      85,000,000   INTESA FUNDING LLC##                                                0.50     07/29/2009         84,931,528
      43,000,000   IRISH LIFE & PERMANENT PLC##++                                      0.55     06/02/2009         42,999,343

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- May 31, 2009 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                     INTEREST    MATURITY
PRINCIPAL          SECURITY NAME                                                       RATE        DATE            VALUE
----------------   -------------                                                     --------   ----------   ----------------
COMMERCIAL PAPER (continued)
$     31,000,000   IRISH LIFE & PERMANENT PLC##++                                      0.60%    06/03/2009   $     30,998,967
      40,000,000   IRISH LIFE & PERMANENT PLC##++                                      0.60     06/05/2009         39,997,333
      54,000,000   KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED##++                  2.15     06/25/2009         53,922,600
      20,000,000   KITTY HAWK FUNDING CORPORATION##++(p)                               0.53     08/10/2009         19,979,389
      80,000,000   LEXINGTON PARKER CAPITAL##++(p)                                     1.05     06/03/2009         79,995,333
      80,000,000   LEXINGTON PARKER CAPITAL##++(p)                                     1.35     06/11/2009         79,970,000
       8,000,000   LIBERTY STREET FUNDING LLC##++(p)                                   0.26     06/15/2009          7,999,191
      25,000,000   LIBERTY STREET FUNDING LLC##++(p)                                   0.27     06/15/2009         24,997,375
       2,000,000   LMA AMERICAS LLC##++(p)                                             0.28     06/17/2009          1,999,751
       5,000,000   LMA AMERICAS LLC##++(p)                                             0.28     06/25/2009          4,999,067
      37,000,000   LMA AMERICAS LLC##++(p)                                             0.29     06/23/2009         36,993,443
     100,000,000   LMA AMERICAS LLC##++(p)                                             0.50     07/23/2009         99,927,778
      10,000,000   LOS ANGELES DEPARTMENT OF AIRPORT##                                 0.85     06/04/2009          9,999,292
       9,700,000   MATCHPOINT MASTER TRUST##++(p)                                      0.30     06/16/2009          9,698,788
      60,000,000   MATCHPOINT MASTER TRUST##++(p)                                      0.30     06/29/2009         59,986,000
      49,000,000   MATCHPOINT MASTER TRUST##++(p)                                      0.60     07/06/2009         48,971,417
      41,000,000   METLIFE SHORT TERM FUND##++                                         0.68     07/16/2009         40,965,150
      19,000,000   METLIFE SHORT TERM FUND##++                                         0.73     07/17/2009         18,982,277
      11,000,000   METLIFE SHORT TERM FUND##++                                         0.75     07/16/2009         10,989,688
      77,000,000   METLIFE SHORT TERM FUND##++                                         0.90     07/24/2009         76,897,975
      15,000,000   METLIFE SHORT TERM FUND##++                                         0.95     06/04/2009         14,998,813
      30,000,000   METLIFE SHORT TERM FUND##++                                         0.95     06/17/2009         29,987,333
      12,000,000   METLIFE SHORT TERM FUND##++                                         1.10     06/15/2009         11,994,867
      15,000,000   METLIFE SHORT TERM FUND##++                                         1.25     06/09/2009         14,995,833
      30,000,000   MONT BLANC CAPITAL CORPORATION##++(p)                               0.88     06/09/2009         29,994,133
      70,000,000   MONT BLANC CAPITAL CORPORATION##++(p)                               0.90     06/15/2009         69,975,500
      40,050,000   NATIONAL AUSTRALIA FUNDING DELAWARE INCORPORATED##++                0.90     10/23/2009         39,905,820
      42,000,000   NATIONWIDE BUILDING SOCIETY##++                                     0.70     07/24/2009         41,956,717
      18,000,000   NATIONWIDE BUILDING SOCIETY##++                                     0.95     08/07/2009         17,968,175
      80,000,000   NATIONWIDE BUILDING SOCIETY##++                                     1.47     06/05/2009         79,986,933
       6,000,000   NATIXIS US FINANCE COMPANY##                                        0.44     06/05/2009          5,999,707
      40,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                      0.95     07/24/2009         39,944,056
      60,000,000   NORDEA NORTH AMERICA INCORPORATED##                                 0.86     06/19/2009         59,974,200
       9,000,000   OAKLAND-ALAMEDA COUNTY                                              1.10     06/02/2009          9,000,000
      17,000,000   OLD LINE FUNDING LLC##++(p)                                         0.27     06/10/2009         16,998,853
       2,000,000   OLD LINE FUNDING LLC##++(p)                                         0.52     08/06/2009          1,998,093
      17,000,000   PARK AVENUE RECEIVABLES##++(p)                                      0.25     06/08/2009         16,999,174
      16,000,000   PICAROS FUNDING LLC##++(p)                                          1.40     06/22/2009         15,986,933
      30,700,000   PRUDENTIAL PLC##++                                                  1.52     06/16/2009         30,680,557
      95,000,000   RANGER FUNDING COMPANY LLC##++(p)                                   0.50     08/07/2009         94,911,597
      24,000,000   RANGER FUNDING COMPANY LLC##++(p)                                   0.50     08/14/2009         23,975,333
       3,000,000   RANGER FUNDING COMPANY LLC##++(p)                                   0.52     08/10/2009          2,996,967
      28,000,000   RANGER FUNDING COMPANY LLC##++(p)                                   0.55     06/05/2009         27,998,289
       5,000,000   RANGER FUNDING COMPANY LLC##++(p)                                   0.75     06/01/2009          5,000,000
      12,000,000   REGENCY MARKETS # 1 LLC##++(p)                                      0.31     06/17/2009         11,998,347
      36,000,000   REGENCY MARKETS # 1 LLC##++(p)                                      0.36     06/12/2009         35,996,040
      20,000,000   REGENCY MARKETS # 1 LLC##++(p)                                      0.38     06/09/2009         19,998,311
      13,000,000   REGENCY MARKETS # 1 LLC##++(p)                                      0.60     07/15/2009         12,990,467
      61,000,000   ROMULUS FUNDING CORPORATION##++(p)                                  0.95     07/10/2009         60,937,221
      18,000,000   SALISBURY RECEIVABLES COMPANY##++(p)                                0.32     06/02/2009         17,999,840
      19,000,000   SALISBURY RECEIVABLES COMPANY##++(p)                                0.35     08/17/2009         18,985,776
      30,000,000   SAN PAOLO IMI US FINANCIAL COMPANY##                                0.23     06/25/2009         29,995,400
      44,000,000   SAN PAOLO IMI US FINANCIAL COMPANY##                                0.82     07/02/2009         43,968,931
      57,000,000   SAN PAOLO IMI US FINANCIAL COMPANY##                                0.95     06/03/2009         56,996,992
      78,000,000   SCALDIS CAPITAL LLC##++(p)                                          0.45     06/04/2009         77,997,075
      80,000,000   SCALDIS CAPITAL LLC##++(p)                                          0.45     06/05/2009         79,996,000
      18,000,000   SHEFFIELD RECEIVABLES##++(p)                                        0.30     06/02/2009         17,999,850
       9,600,000   SOCIETE GENERALE NORTH AMERICA##                                    1.03     06/01/2009          9,600,000
      27,000,000   SOCIETE GENERALE NORTH AMERICA##                                    1.15     07/01/2009         26,974,125
      51,000,000   STADSHYPOTEK DELAWARE##++                                           0.59     08/19/2009         50,933,969
      17,000,000   STARBIRD FUNDING CORPORATION##++(p)                                 0.35     06/30/2009         16,995,207
      32,000,000   STARBIRD FUNDING CORPORATION##++(p)                                 0.43     06/05/2009         31,998,471
      62,800,000   STARBIRD FUNDING CORPORATION##++(p)                                 0.77     07/21/2009         62,732,839

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- May 31, 2009 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                     INTEREST    MATURITY
PRINCIPAL          SECURITY NAME                                                       RATE        DATE            VALUE
----------------   -------------                                                     --------   ----------   ----------------
COMMERCIAL PAPER (continued)
$     25,000,000   STARBIRD FUNDING CORPORATION##++(p)                                 0.80%    07/21/2009   $     24,972,222
      41,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.39     08/24/2009         40,962,690
      58,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.39     08/25/2009         57,946,592
       9,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.39     08/25/2009          8,991,713
      15,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.43     08/10/2009         14,987,458
       8,000,000   SURREY FUNDING CORPORATION##++(p)                                   0.35     06/09/2009          7,999,378
      40,000,000   SURREY FUNDING CORPORATION##++(p)                                   0.52     08/06/2009         39,961,867
      16,000,000   SURREY FUNDING CORPORATION##++(p)                                   0.52     08/10/2009         15,983,822
      25,000,000   SWEDBANK AB##++                                                     0.55     12/22/2009         24,922,083
      38,000,000   SWEDBANK AB##++                                                     0.87     02/09/2010         37,767,662
      38,000,000   SWEDBANK AB##++                                                     0.90     02/16/2010         37,755,744
      74,000,000   SWEDISH EXPORT CREDIT CORPORATION##                                 0.85     07/01/2009         73,947,583
      10,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)              0.27     06/18/2009          9,998,725
      12,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)              0.30     06/10/2009         11,999,100
      97,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)              0.55     07/30/2009         96,912,565
      55,744,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)              0.90     06/12/2009         55,728,670
      18,000,000   THUNDER BAY FUNDING LLC##++(p)                                      0.27     06/11/2009         17,998,650
      96,400,000   TICONDEROGA FUNDING LLC##++(p)                                      0.27     06/18/2009         96,387,709
      32,000,000   TOYOTA CREDIT DE PUERTO RICO CORPORATION##                          0.45     07/08/2009         31,985,200
      30,000,000   TOYOTA CREDIT DE PUERTO RICO CORPORATION##                          0.45     07/14/2009         29,983,875
      97,000,000   UBS FINANCE DELAWARE LLC##                                          0.42     07/14/2009         96,951,338
      39,000,000   UBS FINANCE DELAWARE LLC##                                          0.48     07/28/2009         38,970,360
      80,000,000   UBS FINANCE DELAWARE LLC##                                          1.40     06/10/2009         79,972,000
      37,000,000   UNICREDIT BANK IRELAND PLC##++                                      1.25     07/16/2009         36,942,187
      39,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                              0.50     06/03/2009         38,998,917
      16,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                              0.55     06/02/2009         15,999,756
      41,000,000   WESTPAC SECURITIES NZ LIMITED##++                                   0.56     08/11/2009         40,954,718
       6,000,000   WESTPAC SECURITIES NZ LIMITED##++                                   0.57     08/11/2009          5,993,255
      15,000,000   WESTPAC SECURITIES NZ LIMITED##++                                   0.60     09/14/2009         14,973,750
      45,750,000   WESTPAC SECURITIES NZ LIMITED##++                                   0.65     08/03/2009         45,697,959
      35,000,000   WESTPAC SECURITIES NZ LIMITED##++                                   0.80     07/14/2009         34,966,556
      54,250,000   WESTPAC SECURITIES NZ LIMITED##++                                   1.12     07/02/2009         54,197,679
      25,000,000   WESTPAC SECURITIES NZ LIMITED##++                                   1.40     07/20/2009         24,952,361
      60,000,000   WINDMILL FUNDING CORPORATION##++(p)                                 0.88     06/01/2009         60,000,000
      27,000,000   YORKTOWN CAPITAL LLC##++(p)                                         0.36     08/24/2009         26,977,320
     161,000,000   YORKTOWN CAPITAL LLC##++(p)                                         0.50     08/03/2009        160,859,125
      23,000,000   YORKTOWN CAPITAL LLC##++(p)                                         0.60     06/08/2009         22,997,313
TOTAL COMMERCIAL PAPER (COST $7,463,839,624)                                                                    7,463,839,624
                                                                                                             ----------------
CORPORATE BONDS & NOTES: 4.20%
      47,000,000   BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-         0.97     02/05/2010         47,000,000
      79,500,000   BANK OF IRELAND+/-++                                                1.48     10/02/2009         79,500,000
      40,000,000   BASF FINANCE EUROPE NV+/-++                                         1.12     11/20/2009         40,000,000
      33,000,000   CITIBANK NA+/-                                                      1.28     09/30/2010         33,000,000
      95,000,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                  1.40     10/02/2009         95,000,000
      15,130,000   COUNTRYWIDE HOME LOANS INCORPORATED                                 5.63     07/15/2009         15,171,141
      34,000,000   HSBC USA INCORPORATED+/-                                            1.56     10/15/2009         34,000,000
     102,800,000   RABOBANK NEDERLAND NV+/-++                                          1.18     10/09/2009        102,800,000
      68,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                               1.72     10/09/2009         68,000,000
       6,000,000   SEARIVER MARITIME INCORPORATED+/-ss(i)                              2.00     10/01/2011          6,000,000
TOTAL CORPORATE BONDS & NOTES (COST $520,471,141)                                                                520,471,141
                                                                                                             ----------------
EXTENDABLE BONDS: 0.37%
      46,000,000   JPMORGAN CHASE & COMPANY+/-                                         1.38     06/02/2009         46,000,910
TOTAL EXTENDABLE BONDS (COST $46,000,910)                                                                          46,000,910
                                                                                                             ----------------
MEDIUM TERM NOTES: 1.38%
      26,000,000   BEAR STEARNS COMPANY LLC+/-                                         1.39     07/16/2009         26,020,816
     100,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                             0.42     10/09/2009        100,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- May 31, 2009 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                     INTEREST    MATURITY
PRINCIPAL          SECURITY NAME                                                       RATE        DATE            VALUE
----------------   -------------                                                     --------   ----------   ----------------
MEDIUM TERM NOTES (continued)
$     36,000,000   JPMORGAN CHASE & COMPANY+/-                                         1.28%    06/26/2009   $     36,014,373
       9,000,000   JPMORGAN CHASE & COMPANY+/-                                         1.31     06/05/2009          9,000,605
TOTAL MEDIUM TERM NOTES (COST $171,035,794)                                                                       171,035,794
                                                                                                             ----------------
MUNICIPAL BONDS & NOTES: 4.33%
      10,000,000   ACADEMY OF THE NEW CHURCH(OTHER REVENUE)+/-ss                       0.50     02/01/2025         10,000,000
       9,700,000   ALLEN COUNTY OH HOSPITAL FACILITIES CATHOLIC HEALTHCARE
                   SERIES A (HCFR, BANK OF AMERICA NA LOC)+/-ss                        0.20     10/01/2031          9,700,000
       5,000,000   BALTIMORE MD PACKAGE SYSTEMS FACILITIES (PARKING FACILITIES
                   REVENUE, BANK OF AMERICA NA LOC)+/-ss                               1.00     07/01/2032          5,000,000
       9,000,000   CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
                   ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR)+/-ss        0.26     07/01/2026          9,000,000
      30,000,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (HOUSING REVENUE,
                   BANQUE NATIONALE PARIS LOC)+/-ss                                    0.40     02/01/2035         30,000,000
       5,000,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (HOUSING REVENUE,
                   BANQUE NATIONALE PARIS LOC)+/-ss                                    0.40     08/01/2035          5,000,000
      19,620,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                   CALIFORNIA ACADEMY SERIES B (OTHER REVENUE, ALLIED IRISH BANK
                   PLC LOC)+/-ss                                                       0.20     09/01/2038         19,620,000
      12,800,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS
                   ANGELES COUNTY MUSEUM SERIES A (RECREATIONAL FACILITIES
                   REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                            0.20     09/01/2037         12,800,000
       9,650,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAN
                   FRANCISCO BALLET(OTHER REVENUE, ALLIED IRISH BANK PLC LOC+/-ss      0.20     08/01/2038          9,650,000
      16,190,000   CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA
                   LOC)+/-ss                                                           0.20     07/01/2035         16,190,000
      12,500,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA
                   LOC)+/-ss                                                           0.20     07/01/2033         12,500,000
       9,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                     0.75     05/01/2022          9,000,000
      10,400,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
                   REVENUE LOC, FSA INSURED)+/-ss                                      1.00     05/01/2022         10,400,000
      16,100,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C13 (UTILITIES
                   REVENUE, FIRST SECURITY BANK LOC)+/-ss                              0.95     05/01/2022         16,100,000
      16,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F2 (WATER
                   REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                              0.18     05/01/2020         16,000,000
      18,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER
                   REVENUE, FIRST SECURITY BANK LOC)+/-ss                              0.75     05/01/2017         18,000,000
      21,000,000   CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK
                   OF AMERICA NA LOC)+/-ss                                             0.15     05/01/2040         21,000,000
      18,600,000   CHICAGO IL NEIGHBORHOODS ALIVE (PROPERTY TAX REVENUE, BANK OF
                   AMERICA NA LOC)+/-ss                                                0.15     01/01/2037         18,600,000
      14,725,000   COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1 (HOUSING
                   REVENUE, GO OF AUTHORITY)+/-ss                                      1.10     10/01/2038         14,725,000
       7,000,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES C1 (OTHER
                   REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                              1.10     11/01/2033          7,000,000
      19,990,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
                   PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/-ss                   0.90     05/01/2049         19,990,000
       6,400,000   COOK COUNTY IL (OTHER REVENUE, HARRIS TRUST SAVINGS BANK
                   LOC)+/-ss                                                           0.90     11/01/2030          6,400,000
       3,600,000   COOK COUNTY IL (OTHER REVENUE, NORTHERN TRUST CORPORATION
                   LOC)+/-ss                                                           0.90     11/01/2030          3,600,000
      40,000,000   DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE
                   REVENUE, FIRST SECURITY BANK LOC)+/-ss                              2.00     12/15/2037         40,000,000
       8,900,000   HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER
                   REVENUE, BANK OF AMERICA NA LOC)+/-ss                               0.55     05/15/2034          8,900,000
      18,740,000   IOWA FINANCIAL AUTHORITY SFMR (HOUSING REVENUE, GNMA
                   Insured)+/-ss                                                       0.50     01/01/2039         18,740,000
       2,000,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                   FHLMC INSURED)+/-ss                                                 0.35     07/01/2035          2,000,000
      10,000,000   LANCASTER COUNTY HOSPITAL AUTHORITY HEALTH SYSTEM LANCASTER
                   GENERAL HOSPITAL (HOSPITAL REVENUE, BANK OF AMERICA NA
                   LOC)+/-ss                                                           0.18     07/01/2041         10,000,000
      13,000,000   LOUISIANA PUBLIC FACILITIES AUTHORITY (HOSPITAL REVENUE,
                   JPMORGAN CHASE BANK LOC)+/-ss                                       0.30     07/01/2028         13,000,000
      10,000,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                   SERIES B (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss              0.32     08/15/2025         10,000,000
       3,000,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
                   CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss      0.25     08/15/2037          3,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- May 31, 2009 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                     INTEREST    MATURITY
PRINCIPAL          SECURITY NAME                                                       RATE        DATE            VALUE
----------------   -------------                                                     --------   ----------   ----------------
MUNICIPAL BONDS & NOTES (continued)
$      4,000,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
                   CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss      0.25%    08/15/2037   $      4,000,000
       7,800,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH CARE
                   FACILITIES SERIES A (HCFR, FIRST SECURITY BANK LOC)+/-ss            0.25     08/15/2034          7,800,000
      10,645,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E (HOUSING
                   REVENUE, GO OF AUTHORITY)+/-ss                                      0.60     07/01/2038         10,645,000
      12,000,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING
                   REVENUE, GO OF AUTHORITY)+/-ss                                      0.60     07/01/2048         12,000,000
      19,540,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
                   BANK OF AMERICA NA LOC)+/-ss                                        1.15     11/01/2028         19,539,127
       8,000,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT B (PROPERTY TAX
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                     2.00     11/01/2028          8,000,000
       5,000,000   MISSOURI STATE MO HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   THE WASHINGTON UNIVERSITY SERIES A (COLLEGE AND UNIVERSITY
                   REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                              0.25     09/01/2030          5,000,000
       6,000,000   NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 1991 D
                   (TOLL ROAD REVENUE)+/-ss                                            3.50     01/01/2018          6,000,000
      15,100,000   NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY SUBSERIES B-1
                   (WATER & SEWER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss               0.20     06/15/2024         15,100,000
       5,000,000   RENO NV SALES TAX REVENUE SR LIEN RETRAC RENO PJ (SALES TAX
                   REVENUE, BANK OF NEW YORK LOC)+/-ss                                 0.25     06/01/2042          5,000,000
      11,000,000   SAN JOSE CA FINANCING AUTHORITY TAXABLE LAND SERIES F (OTHER
                   REVENUE, BANK OF AMERICA NA LOC)+/-ss                               0.50     06/01/2034         11,000,000
       7,000,000   SOUTH PLACER WASTEWATER AUTHORITY CALIFORNIA SERIES A (SEWER
                   REVENUE, STATE STREET BANK & TRUST LOC)+/-ss                        0.29     11/01/2035          7,000,000
       3,000,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
                   (OTHER REVENUE, NATIONAL AUSTRALIA BANK NA LOC)+/-ss                0.50     06/01/2045          3,000,000
       7,000,000   TRIBOROUGH NEW YORK BRIDGE & TUNNEL AUTHORITY SERIES B (TOLL
                   ROAD REVENUE, STATE STREET BANK & TRUST LOC)+/-ss                   0.17     01/01/2032          7,000,000
       7,420,000   WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY WV UTD HEALTH
                   SYSTEMS SERIES A (HOSPITAL REVENUE, BANK OF AMERICA NA
                   LOC)+/-ss                                                           0.26     06/01/2041          7,420,000
       3,000,000   WISCONSIN STATE HEFA MERITER HOSPITAL INCORPORATED SERIES A
                   (HCFR, US BANK NA LOC)+/-ss                                         0.20     12/01/2024          3,000,000
TOTAL MUNICIPAL BONDS & NOTES (COST $537,419,127)                                                                 537,419,127
                                                                                                             ----------------
PROMISSORY NOTES: 0.77%
      95,000,000   CITIGROUP GLOBAL+/-ss                                               0.72     09/09/2049         95,000,000
TOTAL PROMISSORY NOTES (COST $95,000,000)                                                                          95,000,000
                                                                                                             ----------------
REPURCHASE AGREEMENTS: 10.26%
     351,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $351,005,265)                 0.18     06/01/2009        351,000,000
     682,225,647   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $682,237,017)                 0.20     06/01/2009        682,225,647
      65,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $65,001,625)                  0.30     06/01/2009         65,000,000
      88,000,000   HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $88,001,320)                             0.18     06/01/2009         88,000,000
      18,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $18,000,285)                             0.19     06/01/2009         18,000,000
      17,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $17,000,808)                  0.57     06/01/2009         17,000,000
      51,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $51,000,723)                  0.17     06/01/2009         51,000,000
TOTAL REPURCHASE AGREEMENTS (COST $1,272,225,647)                                                               1,272,225,647
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- May 31, 2009 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                     INTEREST    MATURITY
PRINCIPAL          SECURITY NAME                                                       RATE        DATE            VALUE
----------------   -------------                                                     --------   ----------   ----------------
SECURED MASTER NOTE AGREEMENT: 1.01%
$    125,063,000   BANK OF AMERICA SECURITIES LLC+/-ss                                 0.38%    09/09/2034   $    125,063,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $125,063,000)                                                           125,063,000
                                                                                                             ----------------
TIME DEPOSITS: 8.80%
      87,000,000   BANCO BILBAO VIZCAYA LONDON                                         0.22     06/01/2009         87,000,000
      70,000,000   BANK OF IRELAND                                                     0.40     06/02/2009         70,000,000
     113,000,000   BNP PARIBAS PARIS                                                   0.24     06/01/2009        113,000,000
      76,000,000   DANSKE BANK A/S COPENHAGEN                                          0.38     06/01/2009         76,000,000
     161,000,000   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.35     06/01/2009        161,000,000
     160,000,000   JPMORGAN CHASE BANK                                                 0.19     06/01/2009        160,000,000
     118,000,000   KBC BANK NV BRUSSELS                                                0.35     06/01/2009        118,000,000
      78,000,000   NATIXIS                                                             0.28     06/04/2009         78,000,000
      52,000,000   NORDEA BANK AB                                                      0.18     06/01/2009         52,000,000
     176,000,000   ROYAL BANK OF SCOTLAND PLC                                          0.25     06/01/2009        176,000,000
TOTAL TIME DEPOSITS (COST $1,091,000,000)                                                                       1,091,000,000
                                                                                                             ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $12,448,572,461)*                                                     100.41%                          $ 12,448,572,461
OTHER ASSETS AND LIABILITIES, NET                                            (0.41)                               (50,649,644)
                                                                            ------                           ----------------
TOTAL NET ASSETS                                                            100.00%                          $ 12,397,922,817
                                                                            ------                           ----------------

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(i)  ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND

                                                                                       INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                           RATE        DATE           VALUE
---------        -------------                                                         --------   ----------   --------------
US TREASURY SECURITIES: 14.07%
US TREASURY BILLS: 8.91%
$  250,000,000   US TREASURY BILL##                                                        1.62%  06/04/2009   $  249,966,667
   100,000,000   US TREASURY BILL##                                                        0.33   07/09/2009       99,965,167
   100,000,000   US TREASURY BILL##                                                        0.30   07/16/2009       99,963,125
   150,000,000   US TREASURY BILL##                                                        0.39   10/08/2009      149,793,062
   100,000,000   US TREASURY BILL##                                                        0.40   10/08/2009       99,858,458
                                                                                                               --------------
                                                                                                                  699,546,479
                                                                                                               --------------
US TREASURY NOTES: 5.16%
   200,000,000   US TREASURY NOTE                                                          4.00   08/31/2009      201,852,589
   200,000,000   US TREASURY NOTE                                                          4.63   11/15/2009      203,868,398
                                                                                                               --------------
                                                                                                                  405,720,987
                                                                                                               --------------
TOTAL US TREASURY SECURITIES (COST $1,105,267,466)                                                              1,105,267,466
                                                                                                               --------------

REPURCHASE AGREEMENTS: 85.92%
   500,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $500,006,667)                       0.16   06/01/2009      500,000,000
    75,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $75,000,938)                        0.15   06/01/2009       75,000,000
   250,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MARKET VALUE $250,007,917)                         0.19   06/04/2009      250,000,000
 1,500,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,500,021,250)                     0.17   06/01/2009    1,500,000,000
   750,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $750,010,625)                                  0.17   06/01/2009      750,000,000
   250,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $250,003,542)                       0.17   06/01/2009      250,000,000
 1,060,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $1,060,014,133)                                0.16   06/01/2009    1,060,000,000
   100,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $100,000,833)                                  0.10   06/01/2009      100,000,000
   750,000,000   GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MARKET VALUE $750,010,000)                         0.16   06/01/2009      750,000,000
 1,450,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $1,450,020,542)                                0.17   06/01/2009    1,450,000,000
    64,500,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $64,500,806)                                   0.15   06/01/2009       64,500,000
TOTAL REPURCHASE AGREEMENTS (COST $6,749,500,000)                                                               6,749,500,000
                                                                                                               --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $7,854,767,466)*                                     99.99%                                              $7,854,767,466
OTHER ASSETS AND LIABILITIES, NET                           0.01                                                    1,016,477
                                                          ------                                               --------------
TOTAL NET ASSETS                                          100.00%                                              $7,855,783,943
                                                          ------                                               --------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MONEY MARKET FUNDS NOTES

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

The Funds invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Funds' investments in securities:

                                                                                  Total Fair Value as of
Money Market Funds                      Level 1       Level 2         Level 3           05/31/2009
------------------                      -------   ---------------   -----------   ----------------------
California Tax-Free Money Market Fund      $0     $ 3,547,721,072   $         0       $ 3,547,721,072
Cash Investment Money Market Fund           0      22,400,143,487             0        22,400,143,487
Government Money Market Fund                0      41,971,893,458             0        41,971,893,458
Heritage Money Market Fund                  0      15,816,316,023             0        15,816,316,023
Minnesota Money Market Fund                 0         130,950,977             0           130,950,977
Money Market Fund                           0       8,889,904,705    34,137,505         8,924,042,210
Municipal Money Market Fund                 0         434,228,620             0           434,228,620
National Tax-Free Money Market Fund         0       6,393,109,113             0         6,393,109,113
Prime Investment Money Market Fund          0      12,448,572,461             0        12,448,572,461
Treasury Plus Money Market Fund             0       7,854,767,466             0         7,854,767,466
100% Treasury Money Market Fund             0       6,645,316,326             0         6,645,316,326

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                     MONEY MARKET FUND
                                                     -----------------
Balance as of 02/28/2009                                $37,769,154
   Accrued discounts/premiums                                     0
   Realized gain (loss)                                           0
   Change in unrealized appreciation(depreciation)       (3,631,649)
   Net purchases (sales)                                          0
   Transfer in (out) of Level 3                                   0
Balance as of 05/31/2009                                $34,137,505

The following is a summary of the unrealized appreciations (depreciations) associated with Level 3 securities held as of May 31, 2009:

                                                     MONEY MARKET FUND
                                                     -----------------
Change in unrealized appreciation
   (depreciation) relating to securities held
   at the end of reporting period                       $(3,631,649)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

OTHER

For more information regarding the Fund and its holdings, please see the Funds' most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

                                                                                  INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                        RATE        DATE           VALUE
------------   -------------                                                      --------   ----------   --------------
CERTIFICATES OF DEPOSIT: 8.92%
$  9,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                           0.45%    10/01/2009   $    9,000,000
   1,000,000   BANK OF AMERICA NA+/-                                                0.38     06/12/2009        1,000,024
   7,000,000   BANK OF IRELAND (STAMFORD)                                           1.92     06/22/2009        7,000,000
   2,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                     1.51     09/02/2009        2,002,151
   2,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                     1.52     09/08/2009        2,002,368
  23,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                   1.33     08/14/2009       23,000,000
  10,000,000   BARCLAYS BANK PLC (NEW YORK)                                         1.35     06/18/2009       10,000,000
  10,000,000   BARCLAYS BANK PLC (NEW YORK)+/-ss                                    1.11     04/07/2010       10,000,000
  15,000,000   CALYON (NEW YORK)                                                    0.82     09/02/2009       15,000,386
   5,000,000   DEUTSCHE BANK (NEW YORK)+/-                                          1.39     08/04/2009        5,000,000
  16,900,000   LLOYDS TSB BANK PLC (NEW YORK)                                       1.49     07/09/2009       16,900,177
  10,000,000   RABOBANK NEDERLAND NV (NEW YORK)                                     0.75     11/09/2009       10,000,000
   5,000,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                   1.51     10/01/2009        5,000,000
   5,000,000   SOCIETE GENERALE (NEW YORK)+/-ss                                     0.67     05/05/2011        5,000,000
  12,000,000   SVENSKA HANDELSBANKEN (NEW YORK)                                     0.44     08/14/2009       12,000,123
  13,000,000   UNICREDITO ITALIANO (NEW YORK)+/-ss                                  1.05     10/14/2009       13,000,000
   8,000,000   UNICREDITO ITALIANO SPA                                              0.82     07/20/2009        8,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $153,905,229)                                                            153,905,229
                                                                                                          --------------
COMMERCIAL PAPER: 53.13%
  10,000,000   ABN-AMRO NORTH AMERICA INCORPORATED##                                0.30     06/29/2009        9,997,667
   3,000,000   ACTS RETIREMENT-LIFE##                                               1.20     07/01/2009        2,997,000
   4,000,000   ALLIED IRISH BANKS NA##++                                            0.47     06/02/2009        3,999,948
   5,000,000   ALLIED IRISH BANKS NA##++                                            1.66     07/08/2009        4,991,469
   7,000,000   AMERICAN HONDA FINANCE##                                             0.75     08/18/2009        6,988,625
  10,000,000   AMSTEL FUNDING CORPORATION##++(p)                                    2.15     06/01/2009       10,000,000
   4,000,000   AMSTEL FUNDING CORPORATION##++(p)                                    1.90     06/10/2009        3,998,100
   6,000,000   AMSTEL FUNDING CORPORATION##++(p)                                    1.80     06/19/2009        5,994,600
   1,000,000   AMSTEL FUNDING CORPORATION##++(p)                                    1.95     06/24/2009          998,754
   4,000,000   AMSTEL FUNDING CORPORATION##++(p)                                    2.00     06/26/2009        3,994,444
  10,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                 0.55     08/05/2009        9,990,069
   2,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                0.75     06/09/2009        1,999,667
   2,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                0.80     06/09/2009        1,999,644
   5,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                1.05     07/07/2009        4,994,750
  12,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                               0.55     09/08/2009       11,981,850
  10,000,000   ASB FINANCE LIMITED (LONDON)##++                                     1.58     07/22/2009        9,977,617
   3,000,000   ASB FINANCE LIMITED (LONDON)##++                                     0.95     09/01/2009        2,992,717
   2,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                    1.18     11/02/2009        2,000,000
   8,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                    1.00     11/18/2009        8,000,000
   2,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                     0.30     06/08/2009        1,999,883
   4,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                     0.40     07/07/2009        3,998,400
  20,000,000   ATLANTIS ONE FUNDING##++(p)                                          0.35     08/27/2009       19,983,083
   5,000,000   BANCO BILBAO VIZCAYA LONDON##++                                      0.90     08/17/2009        4,990,375
  20,000,000   BNP PARIBAS FINANCE INCORPORATED##                                   1.05     06/18/2009       19,990,121
   4,000,000   BNZ INTERNATIONAL FUNDING##++                                        1.29     06/09/2009        3,998,853
   3,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                              0.30     06/22/2009        2,999,475
   2,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                              1.00     07/02/2009        1,998,278
   6,000,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##            0.30     07/13/2009        5,997,900
   6,000,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##            0.30     07/20/2009        5,997,550
  14,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                             1.30     07/14/2009       13,978,261
   6,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                             1.15     07/30/2009        5,988,692
   4,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                   0.60     06/03/2009        3,999,867
   6,000,000   DANSKE CORPORATION##++                                               0.85     06/23/2009        5,996,883
  17,000,000   DNB NOR BANK ASA##++                                                 1.73     07/06/2009       16,971,490
   3,000,000   DNB NOR BANK ASA##++                                                 0.42     08/06/2009        2,997,690
   3,000,000   E.ON AG##++                                                          0.40     06/01/2009        3,000,000
  11,000,000   E.ON AG##++                                                          0.85     06/09/2009       10,997,922
   4,000,000   E.ON AG##++                                                          0.30     06/19/2009        3,999,400
   8,000,000   EBBETS FUNDING LLC##++(p)                                            0.50     06/02/2009        7,999,889
   4,000,000   EBBETS FUNDING LLC##++(p)                                            0.50     06/03/2009        3,999,889
   2,000,000   EBBETS FUNDING LLC##++(p)                                            0.55     06/24/2009        1,999,297
   5,000,000   EKSPORTFINANS ASA##++                                                0.85     06/11/2009        4,998,819

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

                                                                                  INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                        RATE        DATE           VALUE
------------   -------------                                                      --------   ----------   --------------
COMMERCIAL PAPER (continued)
$  2,000,000   EKSPORTFINANS ASA##++                                                0.25%    06/26/2009   $    1,999,653
   5,000,000   EKSPORTFINANS ASA##++                                                1.50     09/02/2009        4,980,625
   2,000,000   ELYSIAN FUNDING LLC##++                                              0.50     06/02/2009        1,999,972
   5,000,000   ELYSIAN FUNDING LLC##++                                              0.50     06/03/2009        4,999,861
   5,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                   0.65     08/12/2009        4,993,500
   2,000,000   FAIRWAY FINANCE CORPORATION##++(p)                                   0.28     06/11/2009        1,999,844
  21,000,000   FORTIS FUNDING LLC##++                                               0.23     06/01/2009       21,000,000
   1,000,000   GDF SUEZ##++                                                         0.27     06/10/2009          999,933
   2,000,000   GDF SUEZ##++                                                         0.28     06/17/2009        1,999,751
   1,000,000   GDF SUEZ##++                                                         0.32     06/24/2009          999,796
   2,000,000   GDF SUEZ##++                                                         0.31     06/26/2009        1,999,569
   5,000,000   GDF SUEZ##++                                                         0.37     07/27/2009        4,997,122
   4,000,000   GDF SUEZ##++                                                         0.37     07/29/2009        3,997,616
   4,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.58     07/09/2009        3,997,551
   3,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.50     08/05/2009        2,997,292
   2,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.37     08/19/2009        1,998,376
   2,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                         0.37     08/21/2009        1,998,335
  10,000,000   GOVCO LLC##++(p)                                                     0.50     07/22/2009        9,992,917
  10,000,000   GOVCO LLC##++(p)                                                     0.45     07/27/2009        9,993,000
   4,000,000   GOVCO LLC##++(p)                                                     0.50     08/11/2009        3,996,056
   2,000,000   GRAMPIAN FUNDING LLC##++(p)                                          0.39     06/04/2009        1,999,935
  10,000,000   GRAMPIAN FUNDING LLC##++(p)                                          1.45     06/15/2009        9,994,361
   8,000,000   GRAMPIAN FUNDING LLC##++(p)                                          0.80     08/20/2009        7,985,778
   2,000,000   HSBC USA INCORPORATED##                                              0.29     06/09/2009        1,999,871
   7,000,000   ICICI BANK LIMITED##                                                 1.33     07/16/2009        6,988,363
   3,400,000   ING USA FUNDING LLC##                                                1.71     07/01/2009        3,395,155
   6,000,000   ING USA FUNDING LLC##                                                0.37     08/28/2009        5,994,573
   4,000,000   INTESA FUNDING LLC##                                                 0.26     06/04/2009        3,999,913
  10,000,000   INTESA FUNDING LLC##                                                 0.94     06/16/2009        9,996,083
   5,000,000   IRISH LIFE & PERMANENT PLC##++                                       0.55     06/02/2009        4,999,924
   4,000,000   IRISH LIFE & PERMANENT PLC##++                                       0.60     06/03/2009        3,999,867
   6,000,000   IRISH LIFE & PERMANENT PLC##++                                       0.60     06/05/2009        5,999,600
   3,000,000   IRISH LIFE & PERMANENT PLC##++                                       1.90     06/08/2009        2,998,892
  13,000,000   KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED##++                   2.15     06/25/2009       12,981,367
   5,000,000   KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED##++                   1.85     07/14/2009        4,988,951
   5,000,000   KITTY HAWK FUNDING CORPORATION##++(p)                                0.60     06/01/2009        5,000,000
  20,000,000   LEXINGTON PARKER CAPITAL##++(p)                                      1.05     06/03/2009       19,998,834
   1,000,000   LIBERTY STREET FUNDING LLC##++(p)                                    0.26     06/15/2009          999,899
   3,000,000   LIBERTY STREET FUNDING LLC##++(p)                                    0.27     06/15/2009        2,999,685
   3,000,000   LMA AMERICAS LLC##++(p)                                              0.29     06/23/2009        2,999,468
   1,000,000   LMA AMERICAS LLC##++(p)                                              0.28     06/25/2009          999,813
   2,000,000   LMA AMERICAS LLC##++(p)                                              0.50     07/23/2009        1,998,556
   1,000,000   LOS ANGELES DEPARTMENT OF AIRPORT##                                  0.85     06/04/2009          999,929
   5,000,000   MATCHPOINT MASTER TRUST##++(p)                                       0.34     06/11/2009        4,999,528
   2,000,000   MATCHPOINT MASTER TRUST##++(p)                                       0.30     06/16/2009        1,999,750
  10,000,000   MATCHPOINT MASTER TRUST##++(p)                                       0.30     06/29/2009        9,997,667
   4,000,000   METLIFE SHORT TERM FUND##++                                          0.68     07/16/2009        3,996,600
   4,000,000   METLIFE SHORT TERM FUND##++                                          0.75     07/16/2009        3,996,250
   3,000,000   METLIFE SHORT TERM FUND##++                                          0.73     07/17/2009        2,997,202
   9,000,000   METLIFE SHORT TERM FUND##++                                          0.90     07/24/2009        8,988,075
  15,000,000   MONT BLANC CAPITAL CORPORATION##++(p)                                0.90     06/15/2009       14,994,750
  16,000,000   MONT BLANC CAPITAL CORPORATION##++(p)                                0.50     08/17/2009       15,982,889
   7,000,000   NATIONAL AUSTRALIA FUNDING DELAWARE INCORPORATED##++                 0.90     10/23/2009        6,974,800
  10,000,000   NATIONWIDE BUILDING SOCIETY##++                                      1.47     06/05/2009        9,998,367
  10,000,000   NATIONWIDE BUILDING SOCIETY##++                                      0.70     07/24/2009        9,989,694
   1,000,000   NATIXIS US FINANCE COMPANY##                                         0.44     06/05/2009          999,951
   2,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                       0.40     06/12/2009        1,999,756
  14,000,000   NORDEA NORTH AMERICA INCORPORATED##                                  0.86     06/19/2009       13,993,980
   1,000,000   OAKLAND-ALAMEDA COUNTY                                               1.10     06/02/2009        1,000,000
   2,000,000   OLD LINE FUNDING LLC##++(p)                                          0.27     06/10/2009        1,999,865
   2,000,000   PARK AVENUE RECEIVABLES##++(p)                                       0.25     06/08/2009        1,999,903
   6,000,000   PICAROS FUNDING LLC##++(p)                                           1.40     06/12/2009        5,997,433
   1,000,000   PORT OF OAKLAND CALIFORNIA##                                         0.80     07/16/2009          999,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

                                                                                  INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                        RATE        DATE           VALUE
------------   -------------                                                      --------   ----------   --------------
COMMERCIAL PAPER (continued)
$  3,500,000   PRUDENTIAL PLC##++                                                   1.35%    06/03/2009   $    3,499,738
   5,000,000   PRUDENTIAL PLC##++                                                   1.52     06/16/2009        4,996,833
   1,500,000   PRUDENTIAL PLC##++                                                   1.55     06/24/2009        1,498,515
   5,000,000   PRUDENTIAL PLC##++                                                   1.80     07/15/2009        4,989,000
   1,905,000   RANGER FUNDING COMPANY LLC##++(p)                                    0.75     06/01/2009        1,905,000
   4,000,000   RANGER FUNDING COMPANY LLC##++(p)                                    0.55     06/05/2009        3,999,756
   5,000,000   REGENCY MARKETS # 1 LLC##++(p)                                       0.36     06/12/2009        4,999,450
   1,000,000   REGENCY MARKETS # 1 LLC##++(p)                                       0.31     06/17/2009          999,862
   5,000,000   ROMULUS FUNDING CORPORATION##++(p)                                   0.95     07/10/2009        4,994,854
   2,000,000   SALISBURY RECEIVABLES COMPANY##++(p)                                 0.32     06/02/2009        1,999,982
   5,000,000   SALISBURY RECEIVABLES COMPANY##++(p)                                 0.35     08/17/2009        4,996,257
  14,000,000   SAN PAOLO IMI US FINANCIAL COMPANY##                                 0.95     06/03/2009       13,999,261
   4,000,000   SAN PAOLO IMI US FINANCIAL COMPANY##                                 0.23     06/25/2009        3,999,387
  11,000,000   SCALDIS CAPITAL LLC##++(p)                                           0.45     06/04/2009       10,999,588
  11,000,000   SCALDIS CAPITAL LLC##++(p)                                           0.45     06/05/2009       10,999,450
   2,000,000   SHEFFIELD RECEIVABLES##++(p)                                         0.30     06/02/2009        1,999,983
   3,600,000   SOCIETE GENERALE NORTH AMERICA##                                     1.03     06/01/2009        3,600,000
  10,000,000   SOCIETE GENERALE NORTH AMERICA##                                     1.15     07/01/2009        9,990,417
   5,000,000   STADSHYPOTEK DELAWARE##++                                            0.59     08/19/2009        4,993,526
   2,000,000   STARBIRD FUNDING CORPORATION##++(p)                                  0.40     06/12/2009        1,999,756
   4,000,000   STARBIRD FUNDING CORPORATION##++(p)                                  0.35     06/30/2009        3,998,872
   5,000,000   STARBIRD FUNDING CORPORATION##++(p)                                  0.77     07/21/2009        4,994,653
   7,000,000   STARBIRD FUNDING CORPORATION##++(p)                                  0.80     07/21/2009        6,992,222
  20,000,000   STRAIGHT-A FUNDING LLC##++(p)                                        0.43     08/14/2009       19,982,322
   1,000,000   SURREY FUNDING CORPORATION##++(p)                                    0.35     06/09/2009          999,922
   8,000,000   SWEDBANK AB##++                                                      0.55     12/22/2009        7,975,067
   5,000,000   SWEDBANK AB##++                                                      0.87     02/09/2010        4,969,429
   5,000,000   SWEDBANK AB##++                                                      0.90     02/16/2010        4,967,861
   2,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)               0.30     06/10/2009        1,999,850
  10,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)               0.90     06/12/2009        9,997,250
   4,500,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)               0.90     06/15/2009        4,498,425
   1,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)               0.27     06/18/2009          999,873
   5,500,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)               0.45     07/09/2009        5,497,388
   2,000,000   THUNDER BAY FUNDING LLC##++(p)                                       0.27     06/11/2009        1,999,850
  20,000,000   TICONDEROGA FUNDING LLC##++(p)                                       0.27     06/18/2009       19,997,450
  10,000,000   TOYOTA CREDIT DE PUERTO RICO CORPORATION##                           0.45     07/08/2009        9,995,375
  10,000,000   TOYOTA CREDIT DE PUERTO RICO CORPORATION##                           0.45     07/14/2009        9,994,625
  15,000,000   TULIP FUNDING CORPORATION##++(p)                                     0.60     07/09/2009       14,990,500
   9,000,000   UBS FINANCE DELAWARE LLC##                                           1.25     07/07/2009        8,988,750
   2,000,000   UBS FINANCE DELAWARE LLC##                                           0.42     07/14/2009        1,998,997
   9,000,000   UBS FINANCE DELAWARE LLC##                                           0.48     07/28/2009        8,993,160
   2,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                               0.55     06/02/2009        1,999,969
   5,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                               0.50     06/03/2009        4,999,861
   6,000,000   WESTPAC SECURITIES NZ LIMITED##++                                    1.05     07/02/2009        5,994,575
   2,000,000   WESTPAC SECURITIES NZ LIMITED##++                                    0.80     07/14/2009        1,998,089
   5,000,000   WESTPAC SECURITIES NZ LIMITED##++                                    1.40     07/20/2009        4,990,472
   3,000,000   WESTPAC SECURITIES NZ LIMITED##++                                    0.57     08/11/2009        2,996,628
   4,000,000   WESTPAC SECURITIES NZ LIMITED##++                                    0.60     09/14/2009        3,993,000
  10,000,000   WINDMILL FUNDING CORPORATION##++(p)                                  0.88     06/01/2009       10,000,000
  10,000,000   YORKTOWN CAPITAL LLC##++(p)                                          0.50     08/03/2009        9,991,250
   7,000,000   YORKTOWN CAPITAL LLC##++(p)                                          0.36     08/24/2009        6,994,120
TOTAL COMMERCIAL PAPER (COST $917,194,404)                                                                   917,194,404
                                                                                                          --------------
CORPORATE BONDS & NOTES: 6.26%
   8,000,000   BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-          0.97     02/05/2010        8,000,000
  18,800,000   BANK OF IRELAND+/-++                                                 1.48     10/02/2009       18,800,000
   6,000,000   BASF FINANCE EUROPE NV+/-++                                          1.12     11/20/2009        6,000,000
   7,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE+/-++         0.96     09/10/2009        7,000,000
   5,000,000   CITIBANK NA+/-                                                       1.28     09/30/2010        5,000,000
   3,000,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                   1.40     10/02/2009        3,000,000
   4,000,000   COUNTRYWIDE HOME LOANS INCORPORATED                                  5.63     07/15/2009        4,010,791
   1,990,000   GBG LLC+/-ss++                                                       0.65     09/01/2027        1,990,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

                                                                                  INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                        RATE        DATE           VALUE
------------   -------------                                                      --------   ----------   --------------
CORPORATE BONDS & NOTES (continued)
$  6,000,000   HSBC USA INCORPORATED+/-                                             1.56%    10/15/2009   $    6,000,000
   7,000,000   IBM INTERNATIONAL GROUP CAPITAL LLC+/-++                             0.88     09/25/2009        7,000,000
   5,000,000   LTF REAL ESTATE VRDN I LLC+/-ss++                                    1.15     06/01/2033        5,000,000
  15,300,000   RABOBANK NEDERLAND NV+/-++                                           1.18     10/09/2009       15,300,000
  12,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                                1.72     10/09/2009       12,000,000
   1,000,000   SEARIVER MARITIME INCORPORATED+/-ss(i)                               2.00     10/01/2011        1,000,000
   8,000,000   SVENSKA HANDELSBANKEN AB+/-++                                        1.46     08/25/2009        8,000,000
TOTAL CORPORATE BONDS & NOTES (COST $108,100,791)                                                            108,100,791
                                                                                                          --------------
EXTENDABLE BONDS: 0.58%
  10,000,000   JPMORGAN CHASE & COMPANY+/-                                          1.38     06/02/2009       10,000,186
TOTAL EXTENDABLE BONDS (COST $10,000,186)                                                                     10,000,186
                                                                                                          --------------
MEDIUM TERM NOTES: 2.03%
   4,000,000   BEAR STEARNS COMPANY LLC+/-                                          1.39     07/16/2009        4,003,202
  15,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                              0.42     10/09/2009       15,000,000
  10,000,000   ING USA GLOBAL FUNDING TRUST+/-(i)                                   1.75     10/19/2009       10,000,000
   1,000,000   JPMORGAN CHASE & COMPANY+/-                                          1.31     06/05/2009        1,000,067
   5,000,000   JPMORGAN CHASE & COMPANY+/-                                          1.28     06/26/2009        5,001,996
TOTAL MEDIUM TERM NOTES (COST $35,005,265)                                                                    35,005,265
                                                                                                          --------------
MUNICIPAL BONDS & NOTES: 4.96%
   2,000,000   CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
               ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR)+/-ss         0.26     07/01/2026        2,000,000
   5,000,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
               REVENUE)+/-ss                                                        0.24     02/01/2038        5,000,000
   2,500,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE NORTH
               AMERICA SERIES A (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.40     07/01/2024        2,500,000
   1,300,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
               REVENUE LOC, FSA INSURED)+/-ss                                       1.00     05/01/2022        1,300,000
   2,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F2 (WATER
               REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                               0.10     05/01/2020        2,000,000
   3,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER
               REVENUE, FIRST SECURITY BANK LOC)+/-ss                               0.75     05/01/2017        3,000,000
   2,000,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR, FNMA
               INSURED)+/-ss                                                        0.33     10/15/2026        2,000,000
   2,000,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES C1 (OTHER
               REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                               1.10     11/01/2033        2,000,000
  10,000,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CLASS I
               SERIES A-2 (HOUSING REVENUE, DEXIA INSURED)+/-ss                     1.90     05/01/2038       10,000,000
   2,000,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
               PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/-ss                    0.90     05/01/2049        2,000,000
   9,000,000   DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE
               REVENUE, FIRST SECURITY BANK LOC)+/-ss                               2.00     12/15/2037        9,000,000
   1,700,000   FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER
               TREATMENT ROCHE CAROLINA INCORPORATED PROJECT (IDR, DEUTSCHE
               BANK AG LOC)+/-ss                                                    0.32     04/01/2028        1,700,000
   3,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
               TOBACCO SETTLEMENT EAGLE 20060117 CLASS A (OTHER REVENUE,
               FGIC INSURED)+/-ss                                                   0.54     06/01/2035        3,000,000
   2,000,000   HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER
               REVENUE, BANK OF AMERICA NA LOC)+/-ss                                0.55     05/15/2034        2,000,000
   3,000,000   HOUSTON TX UTILITY SYSTEM SERIES B5 (WATER & SEWER REVENUE,
               BANK OF AMERICA NA LOC)+/-ss                                         0.55     05/15/2034        3,000,000
   1,000,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
               FHLMC INSURED)+/-ss                                                  0.35     07/01/2035        1,000,000
     500,000   LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE APARTMENTS
               SERIES A (MFHR, FHLMC INSURED)+/-ss                                  0.28     10/01/2019          500,000
   1,500,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
               REVENUE)+/-ss                                                        0.45     09/01/2030        1,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

                                                                                  INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                        RATE        DATE           VALUE
------------   -------------                                                      --------   ----------   --------------
MUNICIPAL BONDS & NOTES (continued)
$  2,000,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
               WEATHERLY RIDGE APARTMENTS (HOUSING REVENUE, US BANK NA
               LOC)+/-ss                                                            0.43%    12/01/2041   $    2,000,000
     500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
               CLINIC SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss        0.25     08/15/2037          500,000
   1,000,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
               CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss       0.25     08/15/2037        1,000,000
   6,770,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
               BANK OF AMERICA NA LOC)+/-ss                                         1.15     11/01/2028        6,769,698
     700,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT B (PROPERTY TAX
               REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                      2.00     11/01/2028          700,000
   1,000,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER
               REVENUE, BANK OF AMERICA NA LOC)+/-ss                                0.26     02/01/2036        1,000,000
   1,000,000   NEBRASKA EDUCATIONAL FINANCE AUTHORITY CREIGHTON UNIVERSITY
               PROJECTS (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK
               LOC)+/-ss                                                            0.25     07/01/2035        1,000,000
   1,000,000   NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 1991 D
               (TOLL ROAD REVENUE)+/-ss                                             3.50     01/01/2018        1,000,000
   2,000,000   NEW YORK STATE HOUSING FINANCE AGENCY TAXABLE 600 WEST 42ND B
               (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss                           1.10     11/01/2041        2,000,000
   1,000,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
               (HOUSING REVENUE, GNMA INSURED)+/-ss                                 0.82     09/01/2039        1,000,000
   2,000,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
               LOC)+/-ss                                                            0.15     02/01/2035        2,000,000
   1,000,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
               APARTMENTS LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL
               BANK NA LOC)+/-ss                                                    0.49     10/01/2038        1,000,000
   1,000,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.15     03/01/2037        1,000,000
     500,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
               (OTHER REVENUE, NATIONAL AUSTRALIA BANK NA LOC)+/-ss                 0.50     06/01/2045          500,000
   1,000,000   TRIBOROUGH NEW YORK BRIDGE & TUNNEL AUTHORITY SERIES B (TOLL
               ROAD REVENUE, STATE STREET BANK & TRUST LOC)+/-ss                    0.17     01/01/2032        1,000,000
   4,000,000   UMATILLA INDIAN RESERVATION OR CONFEDERATED TRIBES (OTHER
               REVENUE, BANK OF AMERICA NA LOC)+/-ss                                0.35     12/01/2028        4,000,000
   5,000,000   VERMONT STUDENT ASSISTANCE CORPORATION EDUCATION LOAN SERIES
               C-1 (OTHER REVENUE, LLOYDS BANK LOC)+/-ss                            0.58     12/15/2040        5,000,000
     600,000   WISCONSIN STATE HEFA MERITER HOSPITAL INCORPORATED SERIES A
               (HCFR, US BANK NA LOC)+/-ss                                          0.20     12/01/2024          600,000
TOTAL MUNICIPAL BONDS & NOTES (COST $85,569,698)                                                              85,569,698
                                                                                                          --------------
PROMISSORY NOTES: 0.69%
  12,000,000   CITIGROUP GLOBAL+/-ss                                                0.72     09/09/2049       12,000,000
TOTAL PROMISSORY NOTES (COST $12,000,000)                                                                     12,000,000
                                                                                                          --------------
REPURCHASE AGREEMENTS: 15.46%
  98,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $98,001,470)                   0.18     06/01/2009       98,000,000
 122,878,353   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $122,880,401)                  0.20     06/01/2009      122,878,353
   9,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $9,000,225)                    0.30     06/01/2009        9,000,000
   6,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $6,000,160)                    0.32     06/01/2009        6,000,000
  24,000,000   HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE 24,000,360)                               0.18     06/01/2009       24,000,000
   5,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $5,000,079)                               0.19     06/01/2009        5,000,000
   2,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $2,000,095)                    0.57     06/01/2009        2,000,000
TOTAL REPURCHASE AGREEMENTS (COST $266,878,353)                                                              266,878,353
                                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

                                                                                  INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                        RATE        DATE           VALUE
------------   -------------                                                      --------   ----------   --------------
SECURED MASTER NOTE AGREEMENT: 1.47%
$ 25,433,000   BANK OF AMERICA SECURITIES LLC+/-ss                                  0.38%    09/09/2034   $   25,433,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $25,433,000)                                                        25,433,000
                                                                                                          --------------
TIME DEPOSITS: 7.13%
  12,000,000   BANCO BILBAO VIZCAYA LONDON                                          0.22     06/01/2009       12,000,000
   8,000,000   BANK OF IRELAND                                                      0.40     06/02/2009        8,000,000
  16,000,000   BNP PARIBAS PARIS                                                    0.24     06/01/2009       16,000,000
  10,000,000   DANSKE BANK A/S COPENHAGEN                                           0.38     06/01/2009       10,000,000
  23,000,000   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.35     06/01/2009       23,000,000
  16,000,000   KBC BANK NV BRUSSELS                                                 0.35     06/01/2009       16,000,000
  11,000,000   NATIXIS                                                              0.28     06/04/2009       11,000,000
   7,000,000   NORDEA BANK AB                                                       0.18     06/01/2009        7,000,000
  20,000,000   ROYAL BANK OF SCOTLAND PLC                                           0.25     06/01/2009       20,000,000
TOTAL TIME DEPOSITS (COST $123,000,000)                                                                      123,000,000
                                                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,737,086,926)*                                                   100.63%                          $1,737,086,926
OTHER ASSETS AND LIABILITIES, NET                                         (0.63)                             (10,887,882)
                                                                         ------                           --------------
TOTAL NET ASSETS                                                         100.00%                          $1,726,199,044
                                                                         ------                           --------------

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(i)  ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

OVERLAND EXPRESS SWEEP FUND NOTES

NOTES TO PORTFOLIO OF INVESTMENT

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.

SECURITY VALUATION

The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments in securities:

                                                                   TOTAL FAIR VALUE AS OF
FUND                          LEVEL 1       LEVEL 2      LEVEL 3         05/31/2009
----                          -------   --------------   -------   ----------------------
Overland Express Sweep Fund      $0     $1,737,086,926      $0         $1,737,086,926

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET TRUST

                                                                               INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                      RATE        DATE          VALUE
-----------   -------------                                                    --------   ----------   ------------
COMMERCIAL PAPER: 5.83%
$ 1,700,000   CALIFORNIA PCFA                                                    1.00%    06/01/2009   $  1,700,000
    700,000   DSRD EDMUND RECREATIONAL WATER AUTHORITY                           0.35     07/09/2009        700,000
  3,900,000   GOLDEN GATE BRIDGE                                                 0.45     06/09/2009      3,900,000
  2,355,000   LOS ANGELES METROPOLITAN TRANSPORTATION                            0.40     06/04/2009      2,355,000
  4,885,000   SACRAMENTO MUD                                                     0.47     06/08/2009      4,885,000
  3,576,000   SAN DIEGO REGIONAL AIRPORT AUTHORITY                               0.55     06/11/2009      3,576,000
  2,740,000   SAN FRANCISCO PUBLIC UTILITIES COMMISSION                          0.30     08/12/2009      2,740,000
  2,635,000   SAN FRANCISCO PUBLIC UTILITIES COMMISSION                          0.60     08/06/2009      2,635,000
  5,685,000   UNIVERSITY OF CALIFORNIA                                           0.30     08/06/2009      5,685,000
  4,815,000   UNIVERSITY OF CALIFORNIA                                           0.40     07/09/2009      4,815,000
TOTAL COMMERCIAL PAPER (COST $32,991,000)                                                                32,991,000
                                                                                                       ------------
MUNICIPAL BONDS & NOTES: 95.67%
CALIFORNIA: 94.96%
  2,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
              BERKELEYAN PROJECT A (OTHER REVENUE, FNMA INSURED)ss+/-            0.30     05/15/2033      2,000,000
  1,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
              JEWISH HOME SAN FRANCISCO (OTHER REVENUE, ALLIED IRISH BANK
              PLC LOC)ss+/-                                                      0.35     11/15/2035      1,000,000
  1,310,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
              MARIN COUNTRY DAY SCHOOL (PRIVATE SCHOOL REVENUE, US BANK NA
              LOC)ss+/-                                                          0.15     07/01/2037      1,310,000
  3,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
              MFHR FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE, FNMA
              INSURED)ss+/-                                                      0.30     07/15/2035      3,000,000
  3,100,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
              MFHR GAIA BUILDING PROJECT SERIES A (HOUSING REVENUE, FNMA
              INSURED)ss+/-                                                      0.30     09/15/2032      3,100,000
  2,175,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
              MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE, FNMA
              INSURED)ss+/-                                                      0.33     03/15/2037      2,175,000
  1,390,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
              OSHMAN FAMILY JEWISH COMMUNITY (ECONOMIC DEVELOPMENT REVENUE,
              LASALLE NATIONAL BANK NA LOC)ss+/-                                 0.20     06/01/2037      1,390,000
  2,000,000   ANAHEIM CA HOUSING AUTHORITY COBBLESTONE APARTMENTS SERIES B
              (MFHR, FNMA INSURED)ss+/-                                          0.33     03/15/2033      2,000,000
    911,500   ARCADIA CA USD SERIES 2679 (OTHER REVENUE, FIRST SECURITY
              BANK LOC)ss+/-                                                     0.59     08/01/2013        911,500
  6,765,000   ARCADIA UNIFIED SCHOOL DISTRICT CA(PROPERTY TAX REVENUE,
              FIRST SECURITY BANK LOC)ss+/-                                      0.49     08/01/2037      6,765,000
  2,280,000   BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY
              REVENUE, FIRST SECURITY BANK LOC)ss+/-                             1.37     09/01/2035      2,280,000
    290,000   CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE
              CAPITAL CORPORATION SERIES A (ELECTRIC REVENUE)ss+/-               0.33     10/01/2020        290,000
  8,035,000   CALIFORNIA COMMUNITIES NOTE PROGRAM TRAN SERIES A3 (OTHER
              REVENUE)                                                           3.00     06/30/2009      8,044,933
  3,780,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CALIFORNIA
              INSTITUTE OF TECHNOLOGY SERIES B (COLLEGE & UNIVERSITY
              REVENUE, GO OF INSTITUTION)ss+/-                                   0.12     10/01/2036      3,780,000
  1,955,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHAPMAN
              UNIVERSITY SERIES B (COLLEGE AND UNIVERSITY REVENUE, BANK OF
              AMERICA NA LOC)ss+/-                                               0.20     10/01/2026      1,955,000
  8,500,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHARLES R DREW
              UNIVERSITY (OTHER REVENUE)ss+/-                                    1.40     11/01/2042      8,500,000
  6,250,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY LA
              VERNE (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC
              LOC)ss+/-                                                          1.10     03/01/2038      6,250,000
    200,000   CALIFORNIA HFA HOME MORTGAGE SERIES M (HOUSING REVENUE, BANK
              OF NOVA SCOTIA LOC)ss+/-                                           0.37     08/01/2032        200,000
    245,000   CALIFORNIA HFA HOME MORTGAGE SERIES M (HOUSING REVENUE, BANK
              OF AMERICA NA LOC)ss+/-                                            0.40     08/01/2024        245,000
  7,230,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
              REVENUE LLOYDS BANK LOC)ss+/-                                      0.24     02/01/2038      7,230,000
    155,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
              CALIFORNIA ACADEMY SERIES B (OTHER REVENUE, ALLIED IRISH BANK
              PLC LOC)ss+/-                                                      0.20     09/01/2038        155,000
    800,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK INDIA
              COMMUNITY CENTER (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-      0.20     12/01/2036        800,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET TRUST

                                                                               INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                      RATE        DATE          VALUE
-----------   -------------                                                    --------   ----------   ------------
CALIFORNIA (continued)
$ 4,100,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS
              ANGELES COUNTY MUSEUM SERIES A (RECREATIONAL FACILITIES
              REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                           0.20%    09/01/2037   $  4,100,000
    400,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LYCEE
              FRANCIAS DE LOS ANGELES PROJECT (COLLEGE & UNIVERSITY
              REVENUE, MELLON BANK NA LOC)ss+/-                                  0.35     09/01/2036        400,000
  1,980,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR
              II R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)ss+/-                 0.44     07/01/2030      1,980,000
  3,775,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAGE
              HILL SCHOOL PROJECT (OTHER REVENUE, AIB GROUP LOC)ss+/-            0.67     06/01/2038      3,775,000
  1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
              SOUTHERN CA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH
              BANK PLC LOC)ss+/-                                                 0.65     10/01/2025      1,000,000
  3,825,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ST.
              MARGARETS EPISCOPAL SCHOOL (OTHER REVENUE, ALLIED IRISH BANK
              PLC LOC)ss+/-                                                      0.82     01/01/2038      3,825,000
  3,500,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY SERRA CATHOLIC SCHOOL
              (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-           0.82     05/01/2039      3,500,000
  2,150,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY WASTE MANAGEMENT
              INCORPORATED PROJECT SERIES A (SOLID WASTE REVENUE, JPMORGAN
              CHASE BANK LOC)ss+/-                                               0.30     02/01/2019      2,150,000
  1,125,000   CALIFORNIA PCFA WADHAM ENERGY SERIES C (OTHER REVENUE, BANQUE
              NATIONALE PARIS LOC)ss+/-                                          0.35     11/01/2017      1,125,000
  6,275,000   CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A (OTHER
              REVENUE, US BANK NA LOC)                                           3.00     07/06/2009      6,283,018
  1,980,000   CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATE COP
              IMPORTANT FINANCING PROJECT SERIES C (LEASE REVENUE)ss+/-          0.25     07/01/2022      1,980,000
  4,650,000   CALIFORNIA SCRIPPS HEALTH SERIES B (HEFAR, WACHOVIA BANK
              LOC)ss+/-(q)                                                       0.07     10/01/2031      4,650,000
  4,775,000   CALIFORNIA SCRIPPS HEALTH SERIES F (HEFAR, NORTHERN TRUST
              CORPORATION LOC)ss+/-                                              0.07     10/01/2031      4,775,000
  4,000,000   CALIFORNIA STATE (PROPERTY TAX REVENUE)ss+/-                       0.15     05/01/2034      4,000,000
  4,410,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
              WASTEWATER AUTHORITY REVENUE)ss+/-                                 0.09     05/01/2022      4,410,000
  2,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C4 (POWER
              REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                             0.15     05/01/2022      2,000,000
  1,820,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C13 (UTILITIES
              REVENUE, FIRST SECURITY BANK LOC)ss+/-                             0.95     05/01/2022      1,820,000
  1,450,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C16 (POWER REVENUE,
              BANK OF NEW YORK LOC)ss+/-                                         0.08     05/01/2022      1,450,000
  4,285,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES J2 (ELECTRIC
              REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                             0.13     05/01/2018      4,285,000
 11,800,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER
              REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                             0.10     05/01/2011     11,800,000
    115,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER
              REVENUE, FIRST SECURITY BANK LOC)ss+/-                             0.75     05/01/2017        115,000
    890,000   CALIFORNIA STATE DWR SERIES 3019 (WATER REVENUE, JPMORGAN
              CHASE BANK LOC)ss+/-                                               0.27     06/01/2016        890,000
  2,750,000   CALIFORNIA STATE EDFA JOSEPH SCHMIDT PROJECT SERIES A (IDR,
              BANQUE NATIONALE PARIS LOC)ss+/-                                   0.48     12/01/2026      2,750,000
  5,900,000   CALIFORNIA STATE PREREFUNDED (FGIC INSURED)ss                      5.75     10/01/2009      6,028,432
  7,495,000   CALIFORNIA STATE SERIES 1932 (PROPERTY TAX REVENUE, FIRST
              SECURITY BANK LOC)ss+/-                                            1.09     06/01/2015      7,495,000
  2,175,000   CALIFORNIA STATE SERIES 2758 (OTHER REVENUE, AMBAC
              INSURED)ss+/-                                                      0.64     04/01/2010      2,175,000
  3,500,000   CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER REVENUE, CALYON
              BANK LOC)ss+/-                                                     0.12     05/01/2040      3,500,000
  4,225,000   CALIFORNIA STATE SERIES B SUBSERIES B6 (OTHER REVENUE, KBC
              BANK NV LOC)ss+/-                                                  0.23     05/01/2040      4,225,000
 10,700,000   CALIFORNIA STATE SERIES B1 (GO SCHOOL DISTRICTS, BANQUE
              NATIONALE PARIS LOC)ss+/-                                          0.10     05/01/2033     10,700,000
  5,500,000   CALIFORNIA STATE SERIES B3 (GO -  STATES, TERRITORIES, BNP
              PARIBAS  LOC)ss+/-                                                 0.08     05/01/2033      5,500,000
    100,000   CALIFORNIA STATE SERIES B4 (GO - STATES, TERRITORIES, BANQUE
              NATIONALE PARIS LOC)ss+/-                                          0.10     05/01/2033        100,000
  7,175,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B4
              (PROPERTY TAX REVENUE)ss+/-                                        0.17     05/01/2034      7,175,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET TRUST

                                                                               INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                      RATE        DATE          VALUE
-----------   -------------                                                    --------   ----------   ------------
CALIFORNIA (continued)
$ 6,700,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B5
              (PROPERTY TAX REVENUE)ss+/-                                        0.09%    05/01/2034   $  6,700,000
  5,100,000   CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
              INSURED)ss+/-                                                      0.43     07/01/2027      5,100,000
  6,755,000   CALIFORNIA STATEWIDE CDA ARBOR RIDGE APARTMENTS SERIES B
              (MFHR, FHLMC INSURED)ss+/-                                         0.35     11/01/2036      6,755,000
  2,455,000   CALIFORNIA STATEWIDE CDA BIRCHCREST APARTMENTS SERIES S
              (MFHR, US BANK NA LOC)ss+/-                                        0.21     08/01/2032      2,455,000
  2,000,000   CALIFORNIA STATEWIDE CDA CULINARY INSTITUTE OF AMERICA (OTHER
              REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                           1.10     10/01/2038      2,000,000
  4,000,000   CALIFORNIA STATEWIDE CDA HERITAGE PARK APARTMENTS SERIES C
              (MFHR, FHLMC INSURED)ss+/-                                         0.33     01/01/2038      4,000,000
  1,195,000   CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ
              (MFHR, US BANK NA LOC)ss+/-                                        0.21     11/01/2031      1,195,000
    720,000   CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT
              (OTHER REVENUE, BANK OF NEW YORK LOC)ss+/-                         0.06     12/01/2036        720,000
  4,660,000   CALIFORNIA STATEWIDE CDA MFHR GREENBACK MANOR APARTMENTS
              SERIES A (MFHR, FHLB INSURED)ss+/-                                 1.25     02/01/2028      4,660,000
  3,800,000   CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE)ss+/-     0.33     04/15/2035      3,800,000
  3,900,000   CALIFORNIA STATEWIDE CDA NATIONAL CENTER INTERNATIONAL
              SCHOOLS A (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
              LOC)ss+/-                                                          1.10     05/01/2026      3,900,000
  2,100,000   CALIFORNIA STATEWIDE CDA SERIES 2680 (OTHER REVENUE, JPMORGAN
              CHASE BANK LOC)ss+/-                                               0.49     05/15/2018      2,100,000
  1,000,000   CALIFORNIA STATEWIDE CDA SWEEP LOAN PROGRAM SERIES A
              (HEALTHCARE FACILITIES REVENUE, CITIBANK NA LOC)ss+/-              0.20     08/01/2035      1,000,000
    550,000   CALIFORNIA STATEWIDE CDA TRINITY & FAMILY SERVICES PROJECT
              (LEASE REVENUE, CITIZENS BANK LOC)ss+/-                            0.15     11/01/2027        550,000
  3,185,000   CALIFORNIA STATEWIDE CDA TYRELLA GARDENS APARTMENTS SERIES B
              (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                            0.50     06/01/2036      3,185,000
    830,000   CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA SERIES CCC
              (MFHR, FNMA INSURED)ss+/-                                          0.33     11/15/2039        830,000
  3,605,000   CALIFORNIA STATEWIDE CDA VILLAGE AT SHAW APARTMENTS SERIES E
              (MFHR, FNMA INSURED)ss+/-                                          0.33     11/15/2035      3,605,000
  2,000,000   CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH SERIES A
              (OTHER REVENUE, BANK OF NEW YORK LOC)ss+/-                         1.10     06/01/2039      2,000,000
  1,755,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR, FNMA
              INSURED)ss+/-                                                      0.33     10/15/2026      1,755,000
  1,300,000   CONTRA COSTA COUNTY CA MFHR SERIES B REMARKETED 09/28/94
              (MFHR, FNMA INSURED)ss+/-                                          0.15     11/15/2022      1,300,000
  6,695,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-287 (OTHER
              REVENUE, MBIA INSURED)ss+/-                                        0.21     09/01/2037      6,695,000
  5,155,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)ss+/-                             0.26     08/01/2028      5,155,000
    110,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-628 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)ss+/-                             0.26     08/01/2031        110,000
    110,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-629 (PROPERTY TAX
              REVENUE, MBIA INSURED)ss+/-                                        0.26     08/01/2031        110,000
    210,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-632 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)ss+/-                             0.26     08/01/2033        210,000
  1,200,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-649 (PROPERTY TAX
              REVENUE, MBIA INSURED)ss+/-                                        0.26     06/01/2031      1,200,000
    325,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-500 (OTHER
              REVENUE, AMBAC INSURED)ss+/-                                       0.29     11/01/2038        325,000
  1,695,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-525 (OTHER
              REVENUE, FGIC INSURED)ss+/-                                        0.26     06/01/2035      1,695,000
    705,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-625 (OTHER
              REVENUE, AMBAC INSURED)ss+/-                                       0.26     06/01/2028        705,000
  3,250,000   EAST BAY CA MUD SERIES A1 (OTHER REVENUE)ss+/-                     0.39     06/01/2026      3,250,000
  3,265,000   EAST BAY CA MUD SERIES A2 (OTHER REVENUE)ss+/-                     0.42     06/01/2026      3,265,000
    995,000   EAST BAY CA MUD SUBSERIES C (OTHER REVENUE, DEXIA CREDIT
              LOCAL DE FRANCE LOC)ss+/-                                          0.90     06/01/2027        995,000
  5,960,000   EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER
              CTFS PARTNERSHIP SERIES D (WATER REVENUE, LLOYDS BANK
              LOC)ss+/-                                                          0.07     07/01/2023      5,960,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET TRUST

                                                                               INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                      RATE        DATE          VALUE
-----------   -------------                                                    --------   ----------   ------------
CALIFORNIA (continued)
$ 2,890,000   EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER
              CTFS PARTNERSHIP SERIES F (WATER REVENUE, JPMORGAN CHASE BANK
              LOC)ss+/-                                                          0.12%    07/01/2038   $  2,890,000
  7,425,000   GROSSMONT CUYAMACA CA COMMUNITY COLLEGE DISTRICT ROCS RR II
              R-11519 (PROPERTY TAX REVENUE, CITY NATIONAL BANK LOC)ss+/-        0.39     08/01/2023      7,425,000
  7,705,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
              (LEASE REVENUE, FIRST SECURITY BANK LOC)ss+/-                      2.50     02/01/2028      7,705,000
  4,875,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
              (LEASE REVENUE, FIRST SECURITY BANK LOC)ss+/-                      2.50     02/01/2038      4,875,000
  3,120,000   HIGHLAND CA RDA JEFFREY COURT SENIOR APARTMENTS (MFHR, FHLB
              INSURED)ss+/-                                                      1.00     03/01/2028      3,120,000
    491,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 (OTHER REVENUE)ss+/-          0.22     09/02/2029        491,000
  2,325,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST (PROPERTY TAX REVENUE,
              JPMORGAN CHASE BANK LOC)ss+/-++                                    0.27     08/01/2015      2,325,000
  4,000,000   KERN COUNTY CA TRAN (OTHER REVENUE)                                3.00     06/30/2009      4,004,379
  2,000,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
              PROJECT SERIES C (HOUSING REVENUE)ss+/-                            0.15     12/01/2026      2,000,000
  5,410,000   LOS ANGELES CA BEVERLY PARK APARTMENTS SERIES A (MFHR, FHLMC
              INSURED)ss+/-                                                      0.33     08/01/2018      5,410,000
  3,100,000   LOS ANGELES CA COMMUNITY RDA MFHR SECOND & CENTRAL APARTMENTS
              PROJECT (HOUSING REVENUE)ss+/-                                     0.30     12/01/2038      3,100,000
  1,790,000   LOS ANGELES CA COP LOYOLA HIGH SCHOOL SERIES A (LEASE
              REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                           0.82     12/01/2035      1,790,000
  3,480,000   LOS ANGELES CA COP NOTRE DAME HIGH SCHOOL SERIES A (LEASE
              REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                           0.82     09/01/2036      3,480,000
  1,075,000   LOS ANGELES CA COP WINDWARD SERIES A (PRIVATE SCHOOL REVENUE,
              ALLIED IRISH BANK PLC LOC)ss+/-                                    0.82     07/01/2037      1,075,000
  2,835,000   LOS ANGELES CA DW&P (ELECTRIC REVENUE, FIRST SECURITY BANK
              LOC)ss+/-                                                          0.54     07/01/2039      2,835,000
  2,525,000   LOS ANGELES CA DW&P ROCS RR II-11531 (WATER & SEWER REVENUE,
              MBIA INSURED)ss+/-                                                 0.39     07/01/2025      2,525,000
  3,000,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US
              BANK NA LOC)ss+/-                                                  0.08     07/01/2035      3,000,000
  2,000,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A8 (WATER REVENUE)ss+/-      0.08     07/01/2035      2,000,000
  1,250,000   LOS ANGELES CA SUBSERIES B1 (ELECTRIC REVENUE)ss+/-                0.10     07/01/2034      1,250,000
 10,015,000   LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT
              LOCAL DE FRANCE LOC)ss+/-                                          0.10     07/01/2035     10,015,000
  2,450,000   LOS ANGELES CA TRAN (OTHER REVENUE)                                3.00     06/30/2009      2,452,779
  3,845,000   LOS ANGELES CA USD TAX & ANTICIPATION NOTES SERIES A (OTHER
              REVENUE)                                                           3.00     07/30/2009      3,854,814
  1,330,000   LOS ANGELES CA WASTEWATER SYSTEM SUBSERIES G (SEWER REVENUE,
              BANK OF AMERICA NA LOC)ss+/-                                       0.17     06/01/2032      1,330,000
  1,200,000   LOS ANGELES CA WASTEWATER SUBSERIES D (SEWER REVENUE, BANK OF
              NOVA SCOTIA)ss+/-                                                  0.10     06/01/2028      1,200,000
  2,995,000   LOS ANGELES CA WASTEWATER SYSTEM SERIES 2254 (OTHER REVENUE,
              MBIA INSURED)ss+/-                                                 0.59     06/01/2013      2,995,000
    535,000   LOS ANGELES CA WATER & POWER SERIES 2971 (ELECTRIC REVENUE,
              FIRST SECURITY BANK LOC)ss+/-                                      0.59     01/01/2014        535,000
  5,125,000   LOS ANGELES COUNTY CA TRAN SERIES A (OTHER REVENUE)                3.00     06/30/2009      5,130,692
  1,450,000   MANTECA CA RDA AMENDED MERGER PROJECT (TAX ALLOCATION
              REVENUE, STATE STREET BANK & TRUST LOC)ss+/-                       0.20     10/01/2042      1,450,000
  7,500,000   MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX
              ALLOCATION REVENUE, AMBAC INSURED)ss+/-                            0.20     01/01/2031      7,500,000
  4,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
              SERIES C (WATER REVENUE)ss+/-                                      0.29     07/01/2027      4,000,000
  3,415,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
              SERIES C3 (WATER REVENUE)ss+/-                                     0.45     07/01/2030      3,415,000
  7,060,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES A2
              (WATER REVENUE LOC, JPMORGAN CHASE BANK INSURED)ss+/-              0.10     07/01/2023      7,060,000
  4,850,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES C
              (WATER REVENUE, DEXIA INSURED)ss+/-                                1.00     10/01/2029      4,850,000
  2,345,000   MORGAN HILL CA RDA TAX ALLOCATION OJO DE AGUA REDEVELOPMENT
              PROJECT A (OTHER REVENUE)ss+/-                                     0.17     09/01/2033      2,345,000
 12,908,000   NORTHSTAR CA COMMUNITY HOUSING CORPORATION SERIES A (MFHR, US
              BANK NA LOC)ss+/-                                                  0.42     06/01/2041     12,908,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET TRUST

                                                                               INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                      RATE        DATE          VALUE
-----------   -------------                                                    --------   ----------   ------------
CALIFORNIA (continued)
$ 3,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT ISSUE G SERIES 1
              (HOUSING REVENUE, FNMA INSURED)ss+/-                               0.15%    11/15/2028   $  3,000,000
 12,600,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES B ALISO
              CREEK PROJECT  (HOUSING REVENUE,  FHLMC LOC)ss+/-                  0.06     11/01/2022     12,600,000
    830,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D
              HARBOR POINTE PROJECT (HOUSING REVENUE, FHLMC LOC)ss+/-            0.15     12/01/2022        830,000
  3,000,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES B
               (LEASE REVENUE)ss+/-                                              0.65     08/01/2030      3,000,000
  1,290,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
              LOC)ss+/-                                                          0.15     02/01/2035      1,290,000
  9,855,000   PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
              COMMUNITY SERIES A (TAX ALLOCATION REVENUE)ss+/-                   0.20     09/01/2035      9,855,000
  2,640,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-      0.15     03/01/2037      2,640,000
  1,000,000   RIVERSIDE CA ELECTRIC PUTTERS SERIES 3042Z (ELECTRIC REVENUE,
              FIRST SECURITY BANK LOC)ss+/-                                      0.30     04/01/2016      1,000,000
 10,000,000   ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
              LOC)ss+/-                                                          1.00     02/01/2035     10,000,000
  1,110,000   ROSEVILLE CA SPECIAL TAX COMMUNITY DISTRICT #1 HIGHLAND
              PREREFUNDED (SPECIAL TAX REVENUE)ss                                6.30     09/01/2009      1,142,193
  1,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
              INSURED)ss+/-                                                      0.15     07/15/2029      1,000,000
  3,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR ARLINGTON CREEK
              APARTMENT SERIES I (HOUSING REVENUE)ss+/-                          0.33     05/15/2034      3,000,000
    860,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR LOGAN PART
              APARTMENTS ISSUE E (HOUSING REVENUE, FHLMC INSURED)ss+/-           0.35     05/01/2042        860,000
  4,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY OAK VALLEY APARTMENTS
              SERIES D (MFHR, FNMA INSURED)ss+/-                                 0.40     02/15/2031      4,000,000
  2,300,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS
              PROJECT ISSUE A (MFHR, FHLMC INSURED)ss+/-                         0.33     12/01/2022      2,300,000
  2,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
              ROCS RR II 11579 (SEWER REVENUE, CITIBANK NA LOC)ss+/-             0.39     12/01/2035      2,000,000
  5,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
              SUBORDINATE LIEN SACRAMENTO REGULATION C (SEWER REVENUE,
              CREDIT AGRICOLE INDOSUEZ LOC)ss+/-                                 0.15     12/01/2030      5,000,000
  1,500,000   SAN BERNARDINO COUNTY CA PARKVIEW SERIES A (HOUSING REVENUE,
              FNMA INSURED)ss+/-                                                 0.15     02/15/2027      1,500,000
  4,925,000   SAN DIEGO CA USD TAX & ANTICIPATION NOTES (PROPERTY TAX
              REVENUE)                                                           3.00     07/01/2009      4,930,457
  2,700,000   SAN DIEGO COUNTY & SCHOOL DISTRICT PARTNERSHIP TRANS SERIES B
              (OTHER REVENUE)                                                    3.50     06/30/2009      2,703,945
  1,485,000   SAN DIEGO COUNTY & SCHOOL DISTRICT PARTNERSHIPS TRAN (OTHER
              REVENUE)                                                           3.50     06/30/2009      1,487,241
  2,690,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND
              SERIES 37D (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-           1.00     05/01/2030      2,690,000
 10,000,000   SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION CA MOSCONE
              CENTER (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-                0.20     04/01/2030     10,000,000
  2,375,000   SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION MOSCONE
              CENTER (LEASE REVENUE, STATE STREET BANK & TRUST LOC)ss+/-         0.15     04/01/2030      2,375,000
  2,135,000   SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE APARTMENTS
              SERIES B (MFHR, CITIBANK NA LOC)ss+/-                              0.50     03/01/2036      2,135,000
  5,000,000   SAN JOSE CA FINANCING AUTHORITY CIVIC CENTER PROJECT SERIES A
              (OTHER REVENUE, BANK OF SCOTLAND LOC)ss+/-                         0.10     06/01/2039      5,000,000
  1,240,000   SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR)ss+/-          0.50     02/01/2038      1,240,000
  4,995,000   SAN JOSE CA RDA SERIES 3782 (TAX ALLOCATION REVENUE)ss+/-          0.50     08/01/2022      4,995,000
  1,500,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (HOUSING
              REVENUE, BANK OF NEW YORK LOC)ss+/-                                0.30     08/01/2035      1,500,000
  2,500,000   SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA
              INSURED)ss+/-                                                      0.40     09/15/2032      2,500,000
  1,000,000   SANTA CLARA CA SUBSERIES B (ELECTRIC PLANT REVENUE, DEXIA
              CREDIT LOCAL DE FRANCE LOC)ss+/-                                   0.55     07/01/2027      1,000,000
  2,025,000   SEQUOIA CA UNIVERSITY HIGH SCHOOL DISTRICT (OTHER REVENUE,
              FIRST SECURITY BANK LOC)ss+/-                                      0.59     07/01/2014      2,025,000
  1,775,000   SOUTH PLACER WASTEWATER AUTHORITY CALIFORNIA SERIES A (SEWER
              REVENUE, STATE STREET BANK & TRUST LOC)ss+/-                       0.29     11/01/2035      1,775,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET TRUST

                                                                               INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                      RATE        DATE          VALUE
-----------   -------------                                                    --------   ----------   ------------
CALIFORNIA (continued)
$ 1,385,000   SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
              REVENUE (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-          1.15%    07/01/2019   $  1,385,000
  2,800,000   TAHOE FOREST CA HOSPITAL DISTRICT REVENUE (HOSPITAL
              REVENUE)ss+/-                                                      0.20     07/01/2033      2,800,000
  3,200,000   UNION CITY CA MFHR HOUSING MISSION SIERRA SERIES A (HOUSING
              REVENUE LOC)ss+/-                                                  0.15     07/15/2029      3,200,000
  3,440,000   UNIVERSITY OF CALIFORNIA (COLLEGE & UNIVERSITY REVENUE, FIRST
              SECURITY BANK LOC)ss+/-                                            0.49     05/15/2038      3,440,000
    520,000   UNIVERSITY OF CALIFORNIA SERIES 2475 (OTHER REVENUE, JPMORGAN
              CHASE LOC)ss+/-                                                    0.27     05/15/2014        520,000
  6,000,000   UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS (HOUSING
              REVENUE, EAST WEST BANK LOC)ss+/-                                  0.14     08/01/2037      6,000,000
  2,400,000   VENTURA COUNTY CA (OTHER REVENUE)                                  3.50     07/01/2009      2,403,689
  2,000,000   WHITTIER CA WHITTIER COLLEGE (COLLEGE & UNIVERSITY REVENUE,
              BANK OF AMERICA NA LOC)ss+/-                                       0.27     12/01/2038      2,000,000
  1,500,000   YOSEMITE CA COMMUNITY COLLEGE DISTRICT ROCS RR II R-12225
              (PROPERTY TAX REVENUE, CITIBANK NA LOC)ss+/-                       0.49     08/01/2032      1,500,000
                                                                                                        537,592,072
                                                                                                       ------------
OTHER: 0.23%
  1,300,000   BB&T MUNICIPAL TRUST (LEASE REVENUE)ss+/-                          0.21     09/01/2026      1,300,000
                                                                                                       ------------
PUERTO RICO: 0.48%
    153,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A (SALES TAX
              REVENUE, AMBAC INSURED)ss+/-                                       0.26     08/01/2049        153,000
  2,605,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
              SERIES A (FUEL SALES TAX REVENUE, SCOTIA BANK LOC)ss+/-            0.54     07/01/2028      2,605,000
                                                                                                          2,758,000
                                                                                                       ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $541,650,072)                                                       541,650,072
                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $574,641,072)*                                                  101.50%                          $574,641,072
OTHER ASSETS AND LIABILITIES, NET                                      (1.50)                            (8,510,601)
                                                                     -------                           ------------
TOTAL NET ASSETS                                                      100.00%                          $566,130,471
                                                                     -------                           ------------

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

(q)  CREDIT ENHANCEMENT IS PROVIDED BY A NON-CONTROL AFFILIATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

MONEY MARKET TRUST

                                                                                   INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                         RATE        DATE            VALUE
---------      -------------                                                       --------   ----------   ---------------
CERTIFICATES OF DEPOSIT: 9.93%
$  9,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                            0.45%    10/01/2009   $     9,000,000
   2,000,000   BANK OF AMERICA NA+/-                                                 0.38     06/12/2009         2,000,047
   5,000,000   BANK OF IRELAND (STAMFORD)                                            1.92     06/22/2009         5,000,000
   1,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                      1.51     09/02/2009         1,001,075
   1,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                      1.52     09/08/2009         1,001,184
  32,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                    1.33     08/14/2009        32,000,000
  10,000,000   BARCLAYS BANK PLC (NEW YORK)                                          1.35     06/18/2009        10,000,000
  20,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                       1.47     11/04/2009        20,000,000
  10,000,000   BARCLAYS BANK PLC (NEW YORK)+/-ss                                     1.11     04/07/2010        10,000,000
   5,000,000   BNP PARIBAS (NEW YORK)                                                1.04     06/25/2009         5,000,008
  12,000,000   BNP PARIBAS (NEW YORK)                                                0.77     11/12/2009        12,000,000
  14,000,000   CALYON (NEW YORK)                                                     0.83     06/23/2009        14,000,000
  25,000,000   CALYON (NEW YORK)                                                     0.82     09/02/2009        25,000,644
  23,100,000   LLOYDS TSB BANK PLC (NEW YORK)                                        1.49     07/09/2009        23,100,242
  10,000,000   NATIONAL AUSTRALIA BANK (NEW YORK)                                    0.57     07/09/2009        10,000,000
  15,000,000   RABOBANK NEDERLAND NV (NEW YORK)                                      0.75     11/09/2009        15,000,000
  12,000,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                    1.51     10/01/2009        12,000,000
  19,000,000   SOCIETE GENERALE (NEW YORK)+/-ss                                      1.03     04/05/2010        19,000,000
  14,000,000   SOCIETE GENERALE (NEW YORK)+/-ss                                      0.67     05/05/2011        14,000,000
  12,000,000   SVENSKA HANDELSBANKEN (NEW YORK)                                      0.48     08/11/2009        12,000,236
   3,000,000   SVENSKA HANDELSBANKEN (NEW YORK)                                      0.44     08/14/2009         3,000,031
  19,000,000   UNICREDITO ITALIANO (NEW YORK)+/-ss                                   1.05     10/14/2009        19,000,000
   3,000,000   UNICREDITO ITALIANO SPA                                               0.82     07/20/2009         3,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $276,103,467)                                                              276,103,467
                                                                                                           ---------------
COMMERCIAL PAPER: 57.72%
   5,000,000   ABN-AMRO NORTH AMERICA INCORPORATED##                                 0.30     06/29/2009         4,998,833
   1,000,000   ACTS RETIREMENT-LIFE##                                                1.20     07/01/2009           999,000
   7,000,000   ALLIED IRISH BANKS PLC##++                                            0.47     06/02/2009         6,999,909
   5,000,000   ALLIED IRISH BANKS PLC##++                                            1.66     07/08/2009         4,991,469
   3,000,000   AMERICAN HONDA FINANCE##                                              0.75     08/18/2009         2,995,125
   7,000,000   AMSTEL FUNDING CORPORATION##++(p)                                     2.15     06/01/2009         7,000,000
  10,000,000   AMSTEL FUNDING CORPORATION##++(p)                                     1.80     06/19/2009         9,991,000
   1,000,000   AMSTEL FUNDING CORPORATION##++(p)                                     1.95     06/24/2009           998,754
   8,000,000   AMSTEL FUNDING CORPORATION##++(p)                                     2.00     06/26/2009         7,988,889
   5,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                  0.88     06/05/2009         4,999,511
   3,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                  0.52     07/23/2009         2,997,747
  10,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                  0.55     08/05/2009         9,990,070
   5,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                 1.05     06/01/2009         5,000,000
   1,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                 0.75     06/09/2009           999,833
   1,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                 1.05     07/07/2009           998,950
   5,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                 0.70     07/22/2009         4,995,042
   5,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                                0.57     09/08/2009         4,992,163
   4,000,000   ASB FINANCE LIMITED (LONDON)##++                                      1.58     07/22/2009         3,991,047
   3,000,000   ASB FINANCE LIMITED (LONDON)##++                                      0.82     07/29/2009         2,996,037
  30,000,000   ASB FINANCE LIMITED (LONDON)##++                                      0.95     09/01/2009        29,927,167
   9,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                     1.18     11/02/2009         9,000,000
   8,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                     1.00     11/18/2009         8,000,000
   4,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                      0.30     06/08/2009         3,999,767
   5,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                      0.42     06/16/2009         4,999,125
   7,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                      0.40     07/06/2009         6,997,278
  30,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                      0.47     07/09/2009        29,985,117
   4,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                      1.10     09/18/2009         3,986,678
   1,000,000   ATLANTIS ONE FUNDING##++(p)                                           0.62     06/23/2009           999,621
   2,000,000   ATLANTIS ONE FUNDING##++(p)                                           0.58     07/07/2009         1,998,840
   2,000,000   ATLANTIS ONE FUNDING##++(p)                                           0.55     07/08/2009         1,998,869
   7,250,000   ATLANTIS ONE FUNDING##++(p)                                           0.47     07/20/2009         7,245,362
  25,000,000   ATLANTIS ONE FUNDING##++(p)                                           0.47     07/21/2009        24,983,681
   8,000,000   ATLANTIS ONE FUNDING##++(p)                                           0.47     07/22/2009         7,994,673
   9,000,000   BANCO BILBAO VIZCAYA LONDON##++                                       0.90     08/17/2009         8,982,675
  11,000,000   BANCO BILBAO VIZCAYA LONDON##++                                       1.02     11/04/2009        10,951,380
   2,000,000   BANCO BILBAO VIZCAYA LONDON##++                                       1.02     11/06/2009         1,991,047

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

MONEY MARKET TRUST

                                                                                   INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                         RATE        DATE           VALUE
---------      -------------                                                       --------   ----------   ---------------
COMMERCIAL PAPER (continued)
$  3,000,000   BANCO BILBAO VIZCAYA LONDON##++                                       1.02%    11/10/2009   $     2,986,230
  20,000,000   BANK OF IRELAND##++                                                   1.05     06/17/2009        19,990,667
  15,000,000   BNP PARIBAS FINANCE INCORPORATED##                                    1.05     06/18/2009        14,992,591
   5,000,000   CALYON NORTH AMERICA INCORPORATED##                                   0.87     07/02/2009         4,996,254
   9,000,000   CALYON NORTH AMERICA INCORPORATED##                                   0.61     08/06/2009         8,989,935
   5,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                               0.30     06/22/2009         4,999,125
   1,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                               0.35     06/24/2009           999,776
   3,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                               1.00     07/02/2009         2,997,417
   3,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                               0.95     07/07/2009         2,997,150
  10,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                               0.90     07/13/2009         9,989,500
  10,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                               0.90     07/17/2009         9,988,500
  10,750,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##             0.30     07/13/2009        10,746,238
  10,750,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##             0.30     07/20/2009        10,745,610
   5,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                              0.60     06/01/2009         5,000,000
   5,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                              1.30     07/14/2009         4,992,236
   4,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                              1.25     07/15/2009         3,993,889
  10,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                    0.60     06/03/2009         9,999,667
  19,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                    1.00     07/13/2009        18,977,833
  19,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                    1.15     08/05/2009        18,960,549
  10,000,000   DANSKE CORPORATION##++                                                0.85     06/23/2009         9,994,806
  15,000,000   DANSKE CORPORATION##++                                                0.38     08/17/2009        14,987,808
  23,000,000   DNB NOR BANK ASA##++                                                  1.73     07/06/2009        22,961,428
  10,000,000   DNB NOR BANK ASA##++                                                  0.77     09/08/2009         9,978,963
   4,000,000   DNB NOR BANK ASA##++                                                  0.75     09/09/2009         3,991,667
   1,000,000   E.ON AG##++                                                           0.85     06/08/2009           999,835
  15,000,000   E.ON AG##++                                                           0.85     06/09/2009        14,997,167
   9,000,000   E.ON AG##++                                                           0.87     06/10/2009         8,998,043
   4,000,000   E.ON AG##++                                                           0.70     06/24/2009         3,998,211
  14,000,000   E.ON AG##++                                                           0.70     06/30/2009        13,992,106
   7,000,000   E.ON AG##++                                                           1.05     07/17/2009         6,990,608
  15,000,000   EBBETS FUNDING LLC##++(p)                                             0.50     06/02/2009        14,999,792
   7,000,000   EBBETS FUNDING LLC##++(p)                                             0.50     06/03/2009         6,999,806
   4,000,000   EBBETS FUNDING LLC##++(p)                                             0.55     06/24/2009         3,998,594
   3,000,000   EKSPORTFINANS ASA##++                                                 0.25     06/26/2009         2,999,479
  10,000,000   EKSPORTFINANS ASA##++                                                 1.50     09/02/2009         9,961,250
   4,000,000   ELYSIAN FUNDING LLC##++(p)                                            0.50     06/02/2009         3,999,944
   9,000,000   ELYSIAN FUNDING LLC##++(p)                                            0.50     06/03/2009         8,999,750
   4,000,000   ENTERPRISE FUNDING LLC##++(p)                                         0.50     08/14/2009         3,995,889
   2,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                    0.50     07/07/2009         1,999,000
   5,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                    0.50     07/10/2009         4,997,292
   2,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                    0.65     08/12/2009         1,997,400
   4,000,000   FAIRWAY FINANCE CORPORATION##++(p)                                    0.28     06/11/2009         3,999,689
  37,000,000   FORTIS FUNDING LLC##++                                                0.23     06/01/2009        37,000,000
   1,000,000   GDF SUEZ##++                                                          0.27     06/10/2009           999,933
   5,000,000   GDF SUEZ##++                                                          0.28     06/17/2009         4,999,378
   3,000,000   GDF SUEZ##++                                                          0.32     06/24/2009         2,999,387
   4,000,000   GDF SUEZ##++                                                          0.31     06/26/2009         3,999,139
   5,000,000   GDF SUEZ##++                                                          0.35     07/24/2009         4,997,424
   5,000,000   GDF SUEZ##++                                                          0.37     07/27/2009         4,997,122
   5,000,000   GDF SUEZ##++                                                          0.35     07/28/2009         4,997,229
   2,000,000   GDF SUEZ##++                                                          0.37     07/29/2009         1,998,808
   4,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                          0.60     07/07/2009         3,997,600
   1,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                          0.60     07/08/2009           999,383
   1,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                          0.58     07/09/2009           999,388
  22,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                          0.53     07/22/2009        21,983,482
  15,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                          0.52     07/28/2009        14,987,650
   1,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                          0.37     08/19/2009           999,188
   2,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                          0.37     08/21/2009         1,998,335
   2,000,000   GOVCO LLC##++(p)                                                      0.50     08/11/2009         1,998,028
   3,000,000   GRAMPIAN FUNDING LLC##++(p)                                           0.39     06/04/2009         2,999,903
  10,000,000   GRAMPIAN FUNDING LLC##++(p)                                           1.45     06/15/2009         9,994,361
  13,750,000   GRAMPIAN FUNDING LLC##++(p)                                           1.22     07/23/2009        13,725,769
   9,000,000   GRAMPIAN FUNDING LLC##++(p)                                           0.80     08/20/2009         8,984,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

MONEY MARKET TRUST

                                                                                   INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                         RATE        DATE           VALUE
---------      -------------                                                       --------   ----------   ---------------
COMMERCIAL PAPER (continued)
$  4,000,000   HSBC USA INCORPORATED##                                               0.29%    06/09/2009   $     3,999,742
   2,500,000   ICICI BANK LIMITED##                                                  1.33     07/16/2009         2,495,844
   7,000,000   ING USA FUNDING LLC##                                                 0.51     07/01/2009         6,997,025
   4,600,000   ING USA FUNDING LLC##                                                 1.71     07/01/2009         4,593,445
  10,000,000   ING USA FUNDING LLC##                                                 0.75     07/07/2009         9,992,500
   3,000,000   ING USA FUNDING LLC##                                                 0.72     07/14/2009         2,997,420
   4,000,000   ING USA FUNDING LLC##                                                 0.55     07/15/2009         3,997,311
   5,000,000   ING USA FUNDING LLC##                                                 0.37     08/28/2009         4,995,478
   8,000,000   INTESA FUNDING LLC##                                                  0.26     06/04/2009         7,999,827
  14,000,000   INTESA FUNDING LLC##                                                  0.94     06/16/2009        13,994,517
  15,000,000   INTESA FUNDING LLC##                                                  0.50     07/29/2009        14,987,917
  10,000,000   IRISH LIFE & PERMANENT PLC##++                                        0.55     06/02/2009         9,999,847
   7,000,000   IRISH LIFE & PERMANENT PLC##++                                        0.60     06/03/2009         6,999,767
   9,000,000   IRISH LIFE & PERMANENT PLC##++                                        0.60     06/05/2009         8,999,400
  10,000,000   IRISH LIFE & PERMANENT PLC##++                                        1.90     06/08/2009         9,996,306
  15,000,000   KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED##++                    2.15     06/25/2009        14,978,500
  10,000,000   KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED##++                    1.85     07/14/2009         9,977,903
  10,000,000   KITTY HAWK FUNDING CORPORATION##++(p)                                 0.53     08/10/2009         9,989,694
  14,000,000   LEXINGTON PARKER CAPITAL##++(p)                                       1.05     06/03/2009        13,999,183
  15,000,000   LEXINGTON PARKER CAPITAL##++(p)                                       1.35     06/17/2009        14,991,000
   2,000,000   LIBERTY STREET FUNDING LLC##++(p)                                     0.26     06/15/2009         1,999,798
   6,000,000   LIBERTY STREET FUNDING LLC##++(p)                                     0.27     06/15/2009         5,999,370
   2,000,000   LMA AMERICAS LLC##++(p)                                               0.75     06/22/2009         1,999,125
   2,000,000   LMA AMERICAS LLC##++(p)                                               0.29     06/23/2009         1,999,646
   1,000,000   LMA AMERICAS LLC##++(p)                                               0.28     06/25/2009           999,813
  10,000,000   LMA AMERICAS LLC##++(p)                                               0.50     07/23/2009         9,992,778
   2,000,000   LOS ANGELES DEPARTMENT OF AIRPORT##                                   0.85     06/04/2009         1,999,858
   5,000,000   MATCHPOINT MASTER TRUST##++(p)                                        0.30     06/29/2009         4,998,833
   5,000,000   MATCHPOINT MASTER TRUST##++(p)                                        0.60     07/06/2009         4,997,083
  10,000,000   METLIFE SHORT TERM FUND##++                                           1.25     06/09/2009         9,997,222
   2,000,000   METLIFE SHORT TERM FUND##++                                           1.05     06/15/2009         1,999,183
   7,000,000   METLIFE SHORT TERM FUND##++                                           1.10     06/15/2009         6,997,006
   5,000,000   METLIFE SHORT TERM FUND##++                                           0.95     06/17/2009         4,997,889
   2,000,000   METLIFE SHORT TERM FUND##++                                           0.68     07/16/2009         1,998,300
   2,000,000   METLIFE SHORT TERM FUND##++                                           0.75     07/16/2009         1,998,125
   5,000,000   METLIFE SHORT TERM FUND##++                                           0.73     07/17/2009         4,995,336
   1,000,000   MONT BLANC CAPITAL CORPORATION##++(p)                                 0.88     06/15/2009           999,658
   6,000,000   MONT BLANC CAPITAL CORPORATION##++(p)                                 0.50     08/17/2009         5,993,583
  10,000,000   NATIONWIDE BUILDING SOCIETY##++                                       1.47     06/05/2009         9,998,367
   2,000,000   NATIONWIDE BUILDING SOCIETY##++                                       0.70     07/24/2009         1,997,939
   3,000,000   NATIONWIDE BUILDING SOCIETY##++                                       0.95     08/07/2009         2,994,696
  13,000,000   NATIONWIDE BUILDING SOCIETY##++                                       0.65     08/26/2009        12,979,814
   1,000,000   NATIXIS US FINANCE COMPANY##                                          0.44     06/05/2009           999,951
   9,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                        0.40     06/12/2009         8,998,900
  14,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                        1.10     07/21/2009        13,978,611
   9,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                        0.95     07/24/2009         8,987,412
   3,000,000   NORDEA NORTH AMERICA INCORPORATED##                                   0.86     06/19/2009         2,998,710
   2,000,000   OAKLAND-ALAMEDA COUNTY                                                1.10     06/02/2009         2,000,000
   4,000,000   OLD LINE FUNDING LLC##++(p)                                           0.27     06/10/2009         3,999,730
   6,000,000   OLD LINE FUNDING LLC##++(p)                                           0.52     08/06/2009         5,994,280
   4,000,000   PARK AVENUE RECEIVABLES##++(p)                                        0.25     06/08/2009         3,999,806
   1,000,000   PICAROS FUNDING LLC##++(p)                                            1.40     06/12/2009           999,572
   2,000,000   PORT OF OAKLAND CALIFORNIA##                                          0.80     07/16/2009         1,998,000
   5,000,000   PRUDENTIAL PLC##++                                                    1.35     06/03/2009         4,999,625
   7,200,000   PRUDENTIAL PLC##++                                                    1.52     06/16/2009         7,195,440
   6,000,000   PRUDENTIAL PLC##++                                                    1.12     06/18/2009         5,996,827
   5,000,000   PRUDENTIAL PLC##++                                                    1.55     06/24/2009         4,995,049
  12,000,000   PRUDENTIAL PLC##++                                                    1.80     07/15/2009        11,973,600
   7,000,000   RANGER FUNDING COMPANY LLC##++(p)                                     0.55     06/05/2009         6,999,572
  14,000,000   RANGER FUNDING COMPANY LLC##++(p)                                     0.50     08/07/2009        13,986,972
  17,000,000   RANGER FUNDING COMPANY LLC##++(p)                                     0.52     08/10/2009        16,982,811
  10,000,000   RANGER FUNDING COMPANY LLC##++(p)                                     0.50     08/14/2009         9,989,722
   4,000,000   REGENCY MARKETS # 1 LLC##++(p)                                        0.38     06/09/2009         3,999,662

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)


MONEY MARKET TRUST

                                                                                   INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                         RATE        DATE           VALUE
---------      -----------------------------------------------------------------   --------   ----------   ---------------
COMMERCIAL PAPER (continued)
$  9,000,000   REGENCY MARKETS # 1 LLC##++(p)                                        0.36%    06/12/2009   $     8,999,010
   3,000,000   REGENCY MARKETS # 1 LLC##++(p)                                        0.31     06/17/2009         2,999,587
   6,000,000   REGENCY MARKETS # 1 LLC##++(p)                                        0.32     06/22/2009         5,998,880
   8,000,000   REGENCY MARKETS # 1 LLC##++(p)                                        0.32     06/25/2009         7,998,293
   3,000,000   ROMULUS FUNDING CORPORATION##++(p)                                    0.95     07/10/2009         2,996,912
   2,000,000   ROMULUS FUNDING CORPORATION##++(p)                                    1.10     07/22/2009         1,996,883
   4,000,000   SALISBURY RECEIVABLES COMPANY##++(p)                                  0.32     06/02/2009         3,999,964
   5,000,000   SALISBURY RECEIVABLES COMPANY##++(p)                                  0.35     08/17/2009         4,996,257
   7,000,000   SAN PAOLO IMI US FINANCIAL COMPANY##                                  0.23     06/25/2009         6,998,927
  18,000,000   SCALDIS CAPITAL LLC##++(p)                                            0.45     06/04/2009        17,999,325
  18,000,000   SCALDIS CAPITAL LLC##++(p)                                            0.45     06/05/2009        17,999,100
   4,000,000   SHEFFIELD RECEIVABLES##++(p)                                          0.30     06/02/2009         3,999,967
   3,000,000   SOCIETE GENERALE NORTH AMERICA##                                      1.03     06/01/2009         3,000,000
   3,000,000   SOCIETE GENERALE NORTH AMERICA##                                      1.15     07/01/2009         2,997,125
  11,000,000   STADSHYPOTEK DELAWARE##++                                             1.15     06/18/2009        10,994,026
  10,000,000   STADSHYPOTEK DELAWARE##++                                             0.59     08/19/2009         9,987,053
   7,000,000   STARBIRD FUNDING CORPORATION##++(p)                                   0.43     06/05/2009         6,999,666
  11,000,000   STARBIRD FUNDING CORPORATION##++(p)                                   0.40     06/12/2009        10,998,656
   4,000,000   STARBIRD FUNDING CORPORATION##++(p)                                   0.35     06/30/2009         3,998,872
   5,000,000   STARBIRD FUNDING CORPORATION##++(p)                                   0.77     07/21/2009         4,994,653
  12,000,000   STARBIRD FUNDING CORPORATION##++(p)                                   0.80     07/21/2009        11,986,667
  24,175,000   STRAIGHT-A FUNDING LLC##++(p)                                         0.43     08/14/2009        24,153,632
   2,000,000   STRAIGHT-A FUNDING LLC##++(p)                                         0.39     08/24/2009         1,998,180
   3,000,000   STRAIGHT-A FUNDING LLC##++(p)                                         0.39     08/25/2009         2,997,238
   2,000,000   SURREY FUNDING CORPORATION##++(p)                                     0.35     06/09/2009         1,999,844
  13,000,000   SURREY FUNDING CORPORATION##++(p)                                     0.52     08/06/2009        12,987,607
   5,000,000   SURREY FUNDING CORPORATION##++(p)                                     0.52     08/10/2009         4,994,944
   4,000,000   SWEDBANK AB##++                                                       0.55     12/22/2009         3,987,533
   9,000,000   SWEDBANK AB##++                                                       0.87     02/09/2010         8,944,973
   9,000,000   SWEDBANK AB##++                                                       0.90     02/16/2010         8,942,150
   6,500,000   SWEDISH EXPORT CREDIT CORPORATION##                                   0.85     07/01/2009         6,495,396
   4,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)                0.60     06/09/2009         3,999,467
   3,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)                0.30     06/10/2009         2,999,775
   2,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)                0.27     06/18/2009         1,999,745
  12,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)                0.45     07/09/2009        11,994,300
  11,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)                0.55     07/30/2009        10,990,085
   4,000,000   THUNDER BAY FUNDING LLC##++(p)                                        0.27     06/11/2009         3,999,700
   5,000,000   TICONDEROGA FUNDING LLC##++(p)                                        0.27     06/18/2009         4,999,363
   2,000,000   TOYOTA CREDIT DE PUERTO RICO CORPORATION##                            0.45     07/08/2009         1,999,075
   2,000,000   TOYOTA CREDIT DE PUERTO RICO CORPORATION##                            0.45     07/14/2009         1,998,925
   4,000,000   TULIP FUNDING CORPORATION##++(p)                                      0.60     07/09/2009         3,997,467
  13,000,000   UBS FINANCE DELAWARE LLC##                                            1.25     07/07/2009        12,983,750
   5,000,000   UBS FINANCE DELAWARE LLC##                                            0.42     07/14/2009         4,997,492
   9,000,000   UBS FINANCE DELAWARE LLC##                                            0.48     07/28/2009         8,993,160
  17,000,000   UNICREDIT BANK IRELAND PLC##++                                        1.25     07/16/2009        16,973,438
   4,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                0.55     06/02/2009         3,999,939
   9,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                0.50     06/03/2009         8,999,750
  17,293,569   VICTORIA FINANCE LLC+/-++####(a)(i)(p)                                4.82     01/17/2008         8,127,977
   6,000,000   WESTPAC SECURITIES NZ LIMITED##++                                     1.05     07/02/2009         5,994,575
   6,000,000   WESTPAC SECURITIES NZ LIMITED##++                                     1.12     07/02/2009         5,994,213
  17,000,000   WESTPAC SECURITIES NZ LIMITED##++                                     0.80     07/14/2009        16,983,756
   8,000,000   WESTPAC SECURITIES NZ LIMITED##++                                     0.65     08/03/2009         7,990,900
   2,000,000   WESTPAC SECURITIES NZ LIMITED##++                                     0.60     09/14/2009         1,996,500
   2,000,000   WINDMILL FUNDING CORPORATION##++(p)                                   0.85     07/13/2009         1,998,017
   3,000,000   WINDMILL FUNDING CORPORATION##++(p)                                   0.66     07/23/2009         2,997,140
   2,750,000   WINDMILL FUNDING CORPORATION##++(p)                                   0.75     07/27/2009         2,746,792
   4,000,000   YORKTOWN CAPITAL LLC##++(p)                                           0.60     06/08/2009         3,999,533
  30,000,000   YORKTOWN CAPITAL LLC##++(p)                                           0.50     08/03/2009        29,973,750
   7,000,000   YORKTOWN CAPITAL LLC##++(p)                                           0.36     08/24/2009         6,994,120
TOTAL COMMERCIAL PAPER (COST $1,615,121,691)                                                                 1,605,956,184
                                                                                                             -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

MONEY MARKET TRUST

                                                                                   INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                         RATE        DATE            VALUE
---------      -----------------------------------------------------------------   --------   ----------   ---------------
CORPORATE BONDS & NOTES: 6.04%
$  1,470,000   ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-ss                    0.75%    11/15/2029   $     1,470,000
  12,000,000   BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-           0.97     02/05/2010        12,000,000
  27,500,000   BANK OF IRELAND+/-++                                                  1.48     10/02/2009        27,500,000
  23,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE+/-++          0.96     09/10/2009        23,000,000
   7,000,000   CITIBANK NA+/-                                                        1.28     09/30/2010         7,000,000
   4,550,000   COUNTRYWIDE HOME LOANS INCORPORATED                                   5.63     07/15/2009         4,562,305
     995,000   GBG LLC+/-ss++                                                        0.65     09/01/2027           995,000
  14,000,000   HSBC USA INCORPORATED+/-                                              1.56     10/15/2009        14,000,000
   7,000,000   IBM INTERNATIONAL GROUP CAPITAL LLC+/-++                              0.88     09/25/2009         7,000,000
   2,000,000   LTF REAL ESTATE VRDN I LLC+/-ss++                                     1.15     06/01/2033         2,000,000
  37,500,000   RABOBANK NEDERLAND NV+/-++                                            1.18     10/09/2009        37,500,000
   7,000,000   ROYAL BANK OF CANADA+/-++                                             1.18     10/15/2009         7,000,000
  15,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                                 1.72     10/09/2009        15,000,000
   1,000,000   SEARIVER MARITIME INCORPORATED+/-ss(i)                                2.00     10/01/2011         1,000,000
   8,000,000   SVENSKA HANDELSBANKEN AB+/-++                                         1.46     08/25/2009         8,000,000
TOTAL CORPORATE BONDS & NOTES (COST $168,027,305)                                                              168,027,305
                                                                                                           ---------------
MUNICIPAL BONDS & NOTES: 5.59%
   1,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
               CROSSING APARTMENTS SERIES A (HOUSING REVENUE, FNMA
               INSURED)+/-ss                                                         0.33     12/15/2037         1,000,000
   2,000,000   CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
               ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR)+/-ss          0.26     07/01/2026         2,000,000
   3,700,000   CALIFORNIA HEALTH FACILITIES FINANCING STANFORD HOSPITAL A2
               (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-ss                       0.30     11/15/2040         3,700,000
   7,000,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
               REVENUE)+/-ss                                                         0.24     02/01/2038         7,000,000
   2,500,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE NORTH AMERICA
               SERIES A (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                 0.40     07/01/2024         2,500,000
   1,000,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-ss       0.20     07/01/2033         1,000,000
   1,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
               REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                       0.75     05/01/2022         1,000,000
   2,100,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
               REVENUE, FSA INSURED)+/-ss                                            1.00     05/01/2022         2,100,000
   4,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F2 (WATER REVENUE,
               JPMORGAN CHASE BANK LOC)+/-ss                                         0.18     05/01/2020         4,000,000
   4,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE,
               FIRST SECURITY BANK LOC)+/-ss                                         0.75     05/01/2017         4,000,000
   1,000,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR, FNMA
               INSURED)+/-ss                                                         0.33     10/15/2026         1,000,000
   5,000,000   CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY CARNEGIE 89 GARAGE
               PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                 0.25     01/01/2037         5,000,000
   2,945,000   COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1 (HOUSING REVENUE,
               GO OF AUTHORITY)+/-ss                                                 1.10     10/01/2038         2,945,000
   6,350,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CLASS I
               SERIES A-2 (HOUSING REVENUE, DEXIA INSURED)+/-ss                      1.90     05/01/2038         6,350,000
   5,990,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
               PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/-ss                     0.90     05/01/2049         5,990,000
     600,000   COOK COUNTY IL (OTHER REVENUE, HARRIS TRUST SAVINGS BANK
               LOC)+/-ss                                                             0.90     11/01/2030           600,000
     400,000   COOK COUNTY IL (OTHER REVENUE, NORTHERN TRUST CORPORATION
               LOC)+/-ss                                                             0.90     11/01/2030           400,000
  13,000,000   DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE
               REVENUE, FIRST SECURITY BANK LOC)+/-ss                                2.00     12/15/2037        13,000,000
  11,000,000   FLORIDA MUNICIPAL POWER AGENCY ALL REQUIREMENTS SUPPLY SERIES C
               (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)+/-ss                       0.26     10/01/2035        11,000,000
   4,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
               TOBACCO SETTLEMENT EAGLE 20060117 CLASS A (OTHER REVENUE, FGIC
               INSURED)+/-ss                                                         0.54     06/01/2035         4,000,000
   3,500,000   HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER REVENUE,
               BANK OF AMERICA NA LOC)+/-ss                                          0.55     05/15/2034         3,500,000
   5,000,000   HOUSTON TX UTILITY SYSTEM SERIES B5 (WATER & SEWER REVENUE, BANK
               OF AMERICA NA LOC)+/-ss                                               0.55     05/15/2034         5,000,000
   3,000,000   JACKSONVILLE FL HEALTH FACILITIES AUTHORITY SERIES A (HEALTH
               FACILITIES FINANCING AUTHORITY REVENUE, BANK OF AMERICA NA
               LOC)+/-ss                                                             0.23     08/15/2033         3,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

MONEY MARKET TRUST

                                                                                   INTEREST    MATURITY
PRINCIPAL                           SECURITY NAME                                    RATE        DATE            VALUE
---------      -----------------------------------------------------------------   --------   ----------   ---------------
MUNICIPAL BONDS & NOTES (continued)
$    300,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE, FHLMC
               INSURED)+/-ss                                                         0.35%    07/01/2035   $       300,000
     500,000   LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE APARTMENTS SERIES A
               (MFHR, FHLMC INSURED)+/-ss                                            0.28     10/01/2019           500,000
   3,000,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
               REVENUE)+/-ss                                                         0.45     09/01/2030         3,000,000
   1,000,000   LOUISIANA PUBLIC FACILITIES AUTHORITY DYNAMIC FUELS LLC PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE, JPMORGAN CHASE BANK LOC)+/-ss        0.23     10/01/2033         1,000,000
   3,000,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN WEATHERLY
               RIDGE APARTMENTS (HOUSING REVENUE, US BANK NA LOC)+/-ss               0.43     12/01/2041         3,000,000
   3,300,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
               CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss        0.25     08/15/2037         3,300,000
  12,445,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED, BANK OF
               AMERICA NA LOC)+/-ss                                                  1.15     11/01/2028        12,444,444
   3,000,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT B (PROPERTY TAX REVENUE,
               DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                                2.00     11/01/2028         3,000,000
   4,000,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER REVENUE,
               BANK OF AMERICA NA LOC)+/-ss                                          0.26     02/01/2036         4,000,000
   1,000,000   NEBRASKA EDUCATIONAL FINANCE AUTHORITY CREIGHTON UNIVERSITY
               PROJECTS (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK
               LOC)+/-ss                                                             0.25     07/01/2035         1,000,000
   3,930,000   NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE
               SERIES 4 (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE
               LOC)+/-ss                                                             1.75     11/01/2037         3,930,000
   3,000,000   NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 1991 D
               (TOLL ROAD REVENUE)+/-ss                                              3.50     01/01/2018         3,000,000
   7,000,000   OHIO HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE SECURITIES
               PROGRAM (HOUSING REVENUE, GNMA INSURED)+/-ss                          0.80     09/01/2029         7,000,000
   4,000,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I (HOUSING
               REVENUE, GNMA INSURED)+/-ss                                           0.82     09/01/2039         4,000,000
   3,000,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
               LOC)+/-ss                                                             0.15     02/01/2035         3,000,000
   1,000,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY APARTMENTS
               LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA
               LOC)+/-ss                                                             0.49     10/01/2038         1,000,000
   1,000,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss         0.15     03/01/2037         1,000,000
   2,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY NATOMAS PARK APARTMENTS
               ISSUE B (HOUSING REVENUE, FNMA INSURED)+/-ss                          0.33     07/15/2035         2,000,000
   1,000,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY (MFHR, FNMA
               INSURED)+/-ss                                                         0.28     06/15/2034         1,000,000
   1,500,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A (OTHER
               REVENUE, NATIONAL AUSTRALIA BANK NA LOC)+/-ss                         0.50     06/01/2045         1,500,000
   2,000,000   TRIBOROUGH NEW YORK BRIDGE & TUNNEL AUTHORITY SERIES B (TOLL ROAD
               REVENUE, STATE STREET BANK & TRUST LOC)+/-ss                          0.17     01/01/2032         2,000,000
   3,500,000   VERMONT STUDENT ASSISTANCE CORPORATION EDUCATION LOAN SERIES C-1
               (OTHER REVENUE, LLOYDS BANK LOC)+/-ss                                 0.58     12/15/2040         3,500,000
   1,000,000   WISCONSIN STATE HEFA MERITER HOSPITAL INCORPORATED SERIES A
               (HCFR, US BANK NA LOC)+/-ss                                           0.20     12/01/2024         1,000,000
TOTAL MUNICIPAL BONDS & NOTES (COST $155,559,444)                                                              155,559,444
                                                                                                           ---------------
EXTENDABLE BONDS: 0.47%
  13,000,000   JPMORGAN CHASE & COMPANY+/-                                           1.38     06/02/2009        13,000,247
TOTAL EXTENDABLE BONDS (COST $13,000,247)                                                                       13,000,247
                                                                                                           ---------------
MEDIUM TERM NOTES: 1.74%
   6,000,000   BEAR STEARNS COMPANY LLC+/-                                           1.39     07/16/2009         6,004,793
  22,500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                               0.42     10/09/2009        22,500,000
  10,000,000   ING USA GLOBAL FUNDING TRUST+/-(i)                                    1.75     10/19/2009        10,000,000
   1,000,000   JPMORGAN CHASE & COMPANY+/-                                           1.31     06/05/2009         1,000,067
   9,000,000   JPMORGAN CHASE & COMPANY+/-                                           1.28     06/26/2009         9,003,593
TOTAL MEDIUM TERM NOTES (COST $48,508,453)                                                                      48,508,453
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)


MONEY MARKET TRUST

                                                                                   INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                         RATE        DATE            VALUE
------------   -------------                                                       --------   ----------   ---------------
SECURED MASTER NOTE AGREEMENT: 2.51%
$ 46,842,000   BANK OF AMERICA SECURITIES LLC+/-ss                                   0.38%    09/09/2034   $    46,842,000
  23,000,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-                              0.72     09/09/2049        23,000,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $69,842,000)                                                          69,842,000
                                                                                                           ---------------
TIME DEPOSITS: 7.84%
  20,000,000   BANCO BILBAO VIZCAYA LONDON                                           0.22     06/01/2009        20,000,000
  26,000,000   BNP PARIBAS PARIS                                                     0.24     06/01/2009        26,000,000
  18,000,000   DANSKE BANK A/S COPENHAGEN                                            0.38     06/01/2009        18,000,000
  37,000,000   DEXIA CREDIT LOCAL DE FRANCE SA                                       0.35     06/01/2009        37,000,000
  26,000,000   JPMORGAN CHASE BANK                                                   0.19     06/01/2009        26,000,000
  28,000,000   KBC BANK NV BRUSSELS                                                  0.35     06/01/2009        28,000,000
  18,000,000   NATIXIS                                                               0.28     06/04/2009        18,000,000
  12,000,000   NORDEA BANK AB                                                        0.18     06/01/2009        12,000,000
  33,000,000   ROYAL BANK OF SCOTLAND PLC                                            0.25     06/01/2009        33,000,000
TOTAL TIME DEPOSITS (COST $218,000,000)                                                                        218,000,000
                                                                                                           ---------------
REPURCHASE AGREEMENTS: 8.55%
  84,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $84,001,260)                    0.18     06/01/2009        84,000,000
 100,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $100,001,667)                              0.20     06/01/2009       100,000,000
  15,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $15,000,375)                               0.30     06/01/2009        15,000,000
  10,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $10,000,267)                               0.32     06/01/2009        10,000,000
  21,000,000   HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $21,000,315)                               0.18     06/01/2009        21,000,000
   4,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $4,000,063)                                0.19     06/01/2009         4,000,000
   4,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $4,000,190)                                0.57     06/01/2009         4,000,000
TOTAL REPURCHASE AGREEMENTS (COST $238,000,000)                                                                238,000,000
                                                                                                           ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,802,162,607)*              100.39%                                                                $ 2,792,997,100
OTHER ASSETS AND LIABILITIES, NET    (0.39)                                                                    (10,755,445)
                                    ------                                                                 ---------------
TOTAL NET ASSETS                    100.00%                                                                $ 2,782,241,655
                                    ------                                                                 ---------------

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,802,162,607 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $         0
GROSS UNREALIZED DEPRECIATION                 (9,165,507)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(9,165,507)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

                                                                               INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                      RATE        DATE          VALUE
-----------   -------------                                                    --------   ----------   ------------
COMMERCIAL PAPER: 2.29%
$ 1,130,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                          0.55%    08/27/2009   $  1,130,000
  1,000,000   ILLINOIS FINANCE AUTHORITY                                         0.55     07/07/2009      1,000,000
  3,000,000   ROCHESTER MN HEALTH CARE                                           0.65     06/11/2009      3,000,000
  3,000,000   ROCHESTER MN HEALTH CARE                                           0.65     06/11/2009      3,000,000
  1,375,000   UNIVERSITY OF VIRGINIA                                             0.40     06/11/2009      1,375,000
TOTAL COMMERCIAL PAPER (COST $9,505,000)                                                                  9,505,000
                                                                                                       ------------
MUNICIPAL BONDS & NOTES: 99.90%
ARIZONA: 0.45%
    670,000   MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
              INSURED)ss+/-                                                      0.33     04/15/2030        670,000
  1,200,000   YUMA AZ IDA YUMA REGIONAL MEDICAL CENTER (HCFR, JPMORGAN
              CHASE BANK LOC)ss+/-                                               0.25     08/01/2043      1,200,000
                                                                                                          1,870,000
                                                                                                       ------------
CALIFORNIA: 22.54%
    950,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
              CALIFORNIA JEWISH HOME SAN FRANCISCO (OTHER REVENUE, ALLIED
              IRISH BANK PLC LOC)ss+/-                                           0.35     11/15/2035        950,000
  6,145,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHAPMAN
              UNIVERSITY SERIES B (COLLEGE AND UNIVERSITY REVENUE, BANK
              OF AMERICA NA LOC)ss+/-                                            0.20     10/01/2026      6,145,000
  5,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
              CALIFORNIA ACADEMY SERIES C (OTHER REVENUE, BANK OF NOVA
              SCOTIA LOC)ss+/-                                                   0.15     09/01/2038      5,000,000
  6,100,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS
              ANGELES COUNTY MUSEUM SERIES A (RECREATIONAL FACILITIES
              REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                           0.20     09/01/2037      6,100,000
  1,590,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK RAND
              CORPORATION SERIES B (ECONOMIC DEVELOPMENT REVENUE, BANK OF
              AMERICA NA LOC)ss+/-                                               0.22     04/01/2042      1,590,000
  4,255,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS
              RR II R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)ss+/-              0.44     07/01/2030      4,255,000
  8,550,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1 (POWER
              REVENUE)ss+/-                                                      0.20     05/01/2022      8,550,000
  2,065,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 (OTHER REVENUE, BANK
              OF NEW YORK LOC)ss+/-                                              0.22     09/02/2029      2,065,000
 11,100,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT
              #97-17 (OTHER REVENUE, STATE STREET BANK & TRUST LOC)ss+/-         0.22     09/02/2023     11,100,000
    395,000   IRVINE CA USD COMMUNITY FACILITIES DISTRICT SERIES 06-1
              (TAX REVENUE, BANK OF AMERICA NA LOC)ss+/-                         0.20     03/01/2012        395,000
  5,170,000   LOS ANGELES CA SUBSERIES B1 (ELECTRIC REVENUE)ss+/-                0.10     07/01/2034      5,170,000
  5,700,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
              SERIES C (WATER REVENUE)ss+/-                                      0.29     07/01/2027      5,700,000
 11,000,000   M-S-R CA PUBLIC POWER AGENCY CALIFORNIA SAN JUAN PROJECT
              SERIES M (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE FRANCE
              LOC)ss+/-                                                          0.20     07/01/2022     11,000,000
  1,140,000   NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1 SERIES A
              (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-          0.60     07/01/2032      1,140,000
    275,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES B (LEASE
              REVENUE)ss+/-                                                      0.65     08/01/2030        275,000
  3,410,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY
              LIMITED TAX SERIES D (SALES TAX REVENUE, DEXIA CREDIT LOCAL
              DE FRANCE LOC)ss+/-                                                0.75     04/01/2038      3,410,000
 10,000,000   SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
              REVENUE (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-          1.15     07/01/2019     10,000,000
 10,600,000   TURLOCK CA IRRIGATION DISTRICT COP CAPITAL IMPROVEMENT
              PROJECT (LEASE REVENUE, SOCIETE GENERALE LOC)ss+/-                 0.15     01/01/2031     10,600,000
                                                                                                         93,445,000
                                                                                                       ------------
COLORADO: 4.62%
  5,000,000   ARISTA METROPOLITAN DISTRICT BROOMFIELD EVENT CENTER SERIES
              A (SALES TAX REVENUE, COMPASS BANK LOC)ss+/-                       0.41     12/01/2030      5,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

                                                                               INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                      RATE        DATE          VALUE
-----------   -------------                                                    --------   ----------   ------------
COLORADO (continued)
$ 1,535,000   AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE,
              US BANK NA LOC)ss+/-                                               0.39%    12/01/2028   $  1,535,000
  3,335,000   BACHELOR GULCH CO METROPOLITAN DISTRICT (PROPERTY TAX
              REVENUE, COMPASS BANK LOC)ss+/-                                    0.39     12/01/2023      3,335,000
  2,000,000   DENVER CO CITY & COUNTY WESTERN STOCK SHOW PROJECT (IDR, US
              BANK NA LOC)ss+/-                                                  0.42     07/01/2029      2,000,000
  2,265,000   DENVER CO URBAN RENEWAL AUTHORITY (TAX INCREMENTAL REVENUE,
              COMPASS BANK LOC)ss+/-                                             0.41     09/01/2017      2,265,000
  2,500,000   DENVER CO URBAN RENEWAL AUTHORITY DOWNTOWN DENVER SERIES C
              (TAX INCREMENTAL REVENUE, COMPASS BANK LOC)ss+/-                   0.41     09/01/2017      2,500,000
  1,860,000   FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
              (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
              LOC)ss+/-                                                          0.83     01/01/2025      1,860,000
    650,000   SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER REVENUE, BANQUE
              NATIONALE PARIS LOC)ss+/-                                          0.39     12/01/2030        650,000
                                                                                                         19,145,000
                                                                                                       ------------
DISTRICT OF COLUMBIA: 2.53%
  2,365,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-507 (OTHER
              REVENUE, FGIC INSURED)ss+/-                                        0.29     12/01/2034      2,365,000
  5,000,000   DISTRICT OF COLUMBIA CARNEGIE ENDOWMENT FOR INTERNATIONAL
              PEACE (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-              1.00     11/01/2045      5,000,000
  3,110,000   DISTRICT OF COLUMBIA SERIES C (PROPERTY TAX REVENUE, DEXIA
              CREDIT LOCAL DE FRANCE LOC)ss+/-                                   1.00     06/01/2027      3,110,000
                                                                                                         10,475,000
                                                                                                       ------------
FLORIDA: 11.46%
  1,490,000   BREVARD COUNTY FL WUESTHOFF MEMORIAL HOSPITAL PROJECT
              (HEALTH FACILITIES FINANCING AUTHORITY REVENUE, WACHOVIA
              BANK LOC)ss+/-(q)                                                  0.30     08/01/2031      1,490,000
    550,000   CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A
              (OTHER REVENUE, FNMA INSURED)ss+/-                                 0.33     04/15/2036        550,000
  2,000,000   FLORIDA HFA (MFHR, FHLMC INSURED)ss+/-                             0.34     12/01/2013      2,000,000
    295,000   FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
              (HCFR, WACHOVIA BANK LOC)ss+/-(q)                                  0.55     12/01/2014        295,000
    600,000   HILLSBOROUGH COUNTY FL SCHOOL BOARD COP SERIES C (LEASE
              REVENUE, MBIA INSURED)ss+/-                                        0.28     07/01/2030        600,000
  2,700,000   JACKSONVILLE FL HEALTH FACILITIES AUTHORITY (HCFR, BANK OF
              AMERICA NA LOC)ss+/-                                               0.26     08/15/2027      2,700,000
  2,405,000   ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A
              (IDR, BANK OF AMERICA NA LOC)ss+/-                                 0.37     05/01/2027      2,405,000
  1,070,000   ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY ORLANDO
              REGIONAL HEALTH CARE SERIES A2 (HCFR, FIRST SECURITY BANK
              LOC)ss+/-                                                          1.30     10/01/2041      1,070,000
  1,295,000   ORANGE COUNTY FL SCHOOL BOARD COP SERIES A PREREFUNDED (GO
              - SCHOOL DISTRICTS, MBIA INSURED)                                  5.25     08/01/2009      1,315,505
  4,000,000   PALM BEACH COUNTY FL JEWISH COMMUNITY CAMPUS CORPORATION
              (RECREATIONAL FACILITIES REVENUE, AMBAC INSURED)ss+/-              0.52     03/01/2027      4,000,000
  1,165,000   PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED (COLLEGE &
              UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-           0.52     05/01/2025      1,165,000
  6,880,000   PALM BEACH COUNTY FL PINE CREST PREPARATORY SCHOOL PROJECT
              (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)ss+/-              0.35     06/01/2032      6,880,000
  2,600,000   SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED PROJECT
              (OTHER REVENUE, WACHOVIA BANK LOC)ss+/- (q)                        0.53     10/01/2041      2,600,000
 20,455,000   SARASOTA COUNTY FL PUBLIC HOSPITAL DISTRICT SARASOTA
              MEMORIAL HOSPITAL A (HCFR, NORTHERN TRUST CORPORATION
              LOC)ss+/-                                                          0.23     07/01/2037     20,455,000
                                                                                                         47,525,505
                                                                                                       ------------
GEORGIA: 0.53%
  1,340,000   DEKALB NEWTOWN GWINETT COUNTY GA JOINT REAL ESTATE STUDENT
              I (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)ss+/-(q)        0.30     06/01/2035      1,340,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

                                                                               INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                      RATE        DATE          VALUE
-----------   -------------                                                    --------   ----------   ------------
GEORGIA (continued)
$   665,000   GAINESVILLE & HALL COUNTY GA DEVELOPMENT AUTHORITY SENIOR
              LIVING FACILITIES LANIER VILLAGE SERIES B (HCFR, BANK OF
              AMERICA NA LOC)ss+/-                                               0.35%    11/15/2033   $    665,000
    195,000   HEARD COUNTY GA DEVELOPMENT AUTHORITY OWER WANSLEY (OTHER
              REVENUE)ss+/-                                                      0.33     09/01/2029        195,000
                                                                                                          2,200,000
                                                                                                       ------------
HAWAII: 0.05%
    200,000   HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION
              LOKAHI KAU (MFHR)ss+/-                                             0.35     12/01/2041        200,000
                                                                                                       ------------
IDAHO: 0.63%
  2,615,000   IDAHO STATE TRAN (PROPERTY TAX REVENUE)                            3.00     06/30/2009      2,617,613
                                                                                                       ------------
ILLINOIS: 5.00%
  2,645,000   CHANNAHON IL MORRIS HOSPITAL SERIES A (HCFR, US BANK NA
              LOC)ss+/-                                                          0.32     12/01/2023      2,645,000
  3,140,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-502 (OTHER
              REVENUE, FIRST SECURITY BANK LOC)ss+/-                             0.29     01/01/2033      3,140,000
    300,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA ACADEMY
              PROJECT (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK
              LOC)ss+/-                                                          0.43     10/01/2031        300,000
  1,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ROOSEVELT UNIVERSITY
              PROJECT (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK
              LOC)ss+/-                                                          0.43     04/01/2025      1,500,000
  2,515,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY LIBRARY
              PROJECT (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-       0.35     03/01/2028      2,515,000
  5,320,000   ILLINOIS FINANCE AUTHORITY BRITISH HOME RETIRED MEN
              (HEALTHCARE FACILITIES REVENUE, LASALLE NATIONAL BANK NA
              LOC)ss+/-                                                          0.35     11/01/2027      5,320,000
    500,000   ILLINOIS FINANCE AUTHORITY XAVIER UNIVERSITY (COLLEGE &
              UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-             0.35     10/01/2033        500,000
  3,500,000   ILLINOIS INTERNATIONAL PORT DISTRICT (AIRPORT REVENUE,
              LASALLE NATIONAL BANK NA LOC)ss+/-                                 2.40     01/01/2023      3,500,000
  1,300,000   ILLINOIS STATE SERIES G (GO STATES TERRITORIES, TD
              BANKNORTH NA LOC)ss+/-                                             0.64     05/01/2012      1,300,000
                                                                                                         20,720,000
                                                                                                       ------------
INDIANA: 1.75%
  3,000,000   INDIANA BOND BANK ADVANCED FUNDING PROGRAM SERIES A
              (EDUCATIONAL FACILITIES REVENUE)                                   2.00     01/05/2010      3,015,938
  2,975,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
              CLARIAN HEALTH SERIES C (OTHER REVENUE, BRANCH BANKING &
              TRUST LOC)ss+/-                                                    0.20     02/15/2030      2,975,000
  1,275,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
              SERIES A (HCFR, US BANK NA LOC)ss+/-                               0.25     10/01/2032      1,275,000
                                                                                                          7,265,938
                                                                                                       ------------
IOWA: 1.30%
  3,260,000   HILLS IA MERCY HOSPITAL PROJECT (HCFR, ALLIED IRISH BANK
              PLC LOC)ss+/-                                                      0.65     08/01/2035      3,260,000
    535,000   IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS
              (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC
              LOC)ss+/-                                                          0.65     03/01/2036        535,000
  1,285,000   IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC
              PROJECT A (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                  0.40     06/01/2039      1,285,000
    290,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE
              DUBUQUE PROJECT (COLLEGE & UNIVERSITY REVENUE, NORTHERN
              TRUST CORPORATION LOC)ss+/-                                        0.25     05/01/2029        290,000
                                                                                                          5,370,000
                                                                                                       ------------
KENTUCKY: 4.42%
  2,400,000   JEFFERSON COUNTY KY INDUSTRIAL DEVELOPMENT (IDR, UBS AG
              LOC)ss+/-                                                          0.41     08/01/2021      2,400,000
  1,275,000   KENTUCKY ASSET LIABILITY COMMISSION TRAN SERIES A (OTHER
              REVENUE)                                                           3.00     06/25/2009      1,276,005
  9,650,000   LEXINGTON-FAYETTE URBAN COUNTY KY AIRPORT BOARD SERIES B
              (AIRPORT REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                    0.25     07/01/2038      9,650,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

                                                                               INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                      RATE        DATE          VALUE
-----------   -------------                                                    --------   ----------   ------------
KENTUCKY (continued)
$ 5,000,000   TRIMBLE COUNTY KY ASSOCIATION OF COUNTIES LEASING TRUST
              SERIES A (LEASE REVENUE, US BANK NA LOC)ss+/-                      0.25%    12/01/2038   $  5,000,000
                                                                                                         18,326,005
                                                                                                       ------------
LOUISIANA: 1.47%
  1,110,000   LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)ss+/-        0.44     09/01/2033      1,110,000
  5,000,000   LOUISIANA STATE GAS & FUELS TAX CLASS A (SALES TAX REVENUE,
              FIRST SECURITY BANK LOC)ss+/-                                      0.54     05/01/2035      5,000,000
                                                                                                          6,110,000
                                                                                                       ------------
MASSACHUSETTS: 0.39%
  1,600,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM
              BROWN & NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN
              CHASE BANK LOC)ss+/-                                               0.34     06/01/2036      1,600,000
                                                                                                       ------------
MICHIGAN: 1.39%
  4,660,000   MICHIGAN MUNICIPAL BOND AUTHORITY SERIES A-2 (OTHER
              REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)                         3.00     08/20/2009      4,673,053
  1,100,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY
              HOSPITAL SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN
              LOC)ss+/-                                                          0.36     01/01/2034      1,100,000
                                                                                                          5,773,053
                                                                                                       ------------
MINNESOTA: 6.18%
    930,000   ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
              REVENUE, FNMA INSURED)ss+/-                                        0.33     11/15/2033        930,000
    575,000   ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK
              NA LOC)ss+/-                                                       0.20     09/01/2029        575,000
  2,720,000   BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA
              INSURED)ss+/-                                                      0.49     11/15/2032      2,720,000
    100,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA
              INSURED)ss+/-                                                      0.33     07/15/2030        100,000
    560,000   EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)ss+/-               0.35     12/01/2029        560,000
    135,000   INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
              (HOUSING REVENUE, FNMA INSURED)ss+/-                               0.33     05/15/2035        135,000
    645,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH CARE
              FACILITIES SERIES A (HCFR, FIRST SECURITY BANK LOC)ss+/-           0.25     08/15/2034        645,000
     90,000   MINNEAPOLIS MN MINNEHAHA ACADEMY PROJECT (PRIVATE SCHOOL
              REVENUE, US BANK NA LOC)ss+/-                                      0.20     05/01/2026         90,000
    665,000   MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A
              (OTHER REVENUE, US BANK NA LOC)ss+/-                               0.20     10/01/2021        665,000
  1,120,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
              SERIES B (HCFR, FIRST SECURITY BANK LOC)ss+/-                      0.32     08/15/2025      1,120,000
  4,435,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH
              CARE FACILITY ESSENTIAL C4 (HCFR, ASSURED GUARANTY)ss+/-           0.35     02/15/2030      4,435,000
  2,905,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE
              & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-              1.00     10/01/2021      2,905,000
  1,535,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE
              & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-              1.00     04/01/2027      1,535,000
  3,040,000   ROSEWELL MN ROSWELL LLC PROJECT SERIES A (COLLEGE &
              UNIVERSITY REVENUE)ss+/-                                           0.34     07/01/2036      3,040,000
    450,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
              REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                           0.65     05/01/2022        450,000
  5,715,000   ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
              ALLIED IRISH BANK PLC LOC)ss+/-                                    0.65     05/01/2025      5,715,000
                                                                                                         25,620,000
                                                                                                       ------------
MISSOURI: 3.59%
    810,000   INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
              INSURED)ss+/-                                                      0.35     08/01/2035        810,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

                                                                               INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                      RATE        DATE          VALUE
-----------   -------------                                                    --------   ----------   ------------
MISSOURI (continued)
$   250,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
              (OTHER REVENUE)ss+/-                                               0.25%    04/01/2027   $    250,000
  2,495,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A
              (COLLEGE & UNIVERSITY REVENUE)ss+/-                                0.25     04/01/2027      2,495,000
    330,000   MISSOURI STATE HEFA SOUTHWEST BAPTIST UNIVERSITY PROJECT
              (HCFR, BANK OF AMERICA NA LOC)ss+/-                                0.25     10/01/2033        330,000
  9,005,000   MISSOURI STATE MO HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              LOUIS UNIVERSITY SERIES B-1 (EDUCATIONAL FACILITIES
              REVENUE, BANK OF AMERICA NA LOC)ss+/-                              0.17     10/01/2035      9,005,000
  2,000,000   SAINT LOUIS COUNTY MO IDA PELICAN COVE PROJECT (MFHR, FNMA
              INSURED)ss+/-                                                      0.35     03/15/2034      2,000,000
                                                                                                         14,890,000
                                                                                                       ------------
NEVADA: 0.55%
    585,000   CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE
              FOUNDATION PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
              LOC)ss+/-                                                          1.39     01/01/2037        585,000
  1,705,000   LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF
              NEW YORK LOC)ss+/-                                                 0.37     10/01/2035      1,705,000
                                                                                                          2,290,000
                                                                                                       ------------
NEW HAMPSHIRE: 0.67%
    620,000   NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION (HFFA
              REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                           1.25     01/01/2037        620,000
  1,830,000   NEW HAMPSHIRE HEFA HEALTH CARE SERIES A (OTHER REVENUE,
              JPMORGAN CHASE BANK LOC)ss+/-                                      0.37     01/01/2030      1,830,000
    330,000   NEW HAMPSHIRE STATE BUSINESS FINANCE AUTHORITY ALICE PECK
              DAY HEALTH SYSTEM (HOUSING REVENUE, TD BANKNORTH NA
              LOC)ss+/-                                                          0.28     10/01/2043        330,000
                                                                                                          2,780,000
                                                                                                       ------------
NEW JERSEY: 1.23%
  5,000,000   NEW JERSEY STATE TRANSIT CORPORATION SERIES A (LEASE
              REVENUE, AMBAC INSURED)                                            6.13     09/15/2009      5,080,943
                                                                                                       ------------
NEW MEXICO: 0.46%
    800,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER
              REVENUE, UBS AG LOC)ss+/-                                          0.26     12/15/2026        800,000
  1,120,000   UNIVERSITY OF NEW MEXICO SERIES 2498 (COLLEGE & UNIVERSITY
              REVENUE, FIRST SECURITY BANK LOC)ss+/-                             0.59     06/01/2015      1,120,000
                                                                                                          1,920,000
                                                                                                       ------------
NEW YORK: 2.38%
  5,000,000   NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY (WATER &
              WASTEWATER AUTHORITY REVENUE, FORTIS BANQUE LOC)ss+/-              0.20     06/15/2034      5,000,000
  1,435,000   NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY
              (TRANSPORTATION REVENUE, FIRST SECURITY BANK LOC)ss+/-             0.98     11/15/2030      1,435,000
  2,300,000   NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY CLASS A
              (OTHER REVENUE, FGIC INSURED)ss+/-                                 0.53     07/15/2036      2,300,000
  1,100,000   NEW YORK TSASC INCORPORATED SERIES 1 PREREFUNDED (OTHER
              REVENUE)                                                           6.25     07/15/2009      1,116,866
                                                                                                          9,851,866
                                                                                                       ------------
NORTH CAROLINA: 4.34%
  3,475,000   NORTH CAROLINA EDUCATIONAL FACILITIES FINANCE AGENCY
              CHARLOTTE DAY SCHOOL (PRIVATE SCHOOL REVENUE, BANK OF
              AMERICA NA LOC)ss+/-                                               0.35     08/01/2020      3,475,000
  5,000,000   NORTH CAROLINA MEDICAL CARE COMMISSION HOSPICE
              ALAMANCE-CASWELL (HCFR)ss+/-                                       0.27     12/01/2033      5,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

                                                                               INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                      RATE        DATE          VALUE
-----------   -------------                                                    --------   ----------   ------------
NORTH CAROLINA (continued)
$ 4,300,000   NORTH CAROLINA MEDICAL CARE COMMISSION POOLED EQUIPMENT
              FINANCING PROJECT (HCFR, KBC BANK NV LOC)ss+/-                     0.25%    12/01/2025   $  4,300,000
  5,200,000   NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH
              SYSTEM SERIES B2 (HCFR, BRANCH BANKING & TRUST LOC)ss+/-           0.32     12/01/2036      5,200,000
                                                                                                         17,975,000
                                                                                                       ------------
OHIO: 1.82%
  1,200,000   DAYTON OH AIR FREIGHT SERIES C (IDR)                               6.05     10/01/2009      1,200,740
  1,200,000   DAYTON OH AIR FREIGHT SERIES E (IDR)                               6.05     10/01/2009      1,200,740
  2,335,000   FRANKLIN COUNTY OH CHELSEA FIRST COMMUNITY VILLAGE PROJECT
              (HFFA REVENUE, BANK OF AMERICA NA LOC)ss+/-                        0.35     03/01/2036      2,335,000
  1,881,000   HAMILTON OH AFFORDABLE HOUSING SERIES B (HOUSING REVENUE,
              FHLB INSURED)ss+/-                                                 0.44     01/01/2035      1,881,000
    945,000   INDEPENDENCE OH ECONOMIC DEVELOPMENT SERIES 2001 (IDR, US
              BANK NA LOC)ss+/-                                                  0.51     12/01/2016        945,000
                                                                                                          7,562,480
                                                                                                       ------------
OREGON: 1.24%
    310,000   MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY HOLLADAY
              PARK PLAZA PROJECT (HEALTHCARE FACILITIES REVENUE, ALLIED
              IRISH BANK PLC LOC)ss+/-                                           0.35     11/15/2033        310,000
  4,050,000   MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY OREGON
              BAPTIST RETIREMENT (HEALTHCARE FACILITIES REVENUE, US BANK
              NA LOC)ss+/-                                                       0.35     11/01/2034      4,050,000
    800,000   OREGON STATE SERIES A (PROPERTY TAX REVENUE)                       3.00     06/30/2009        800,812
                                                                                                          5,160,812
                                                                                                       ------------
PENNSYLVANIA: 4.75%
  4,205,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UPMC
              SENIOR LIVING CORPORATION (HCFR, FNMA INSURED)ss+/-                0.35     07/15/2028      4,205,000
    995,000   DEUTSCHE BANK SPEARS LIFERS TRUST DB-247 (OTHER REVENUE,
              AMBAC INSURED)ss+/-                                                0.37     10/01/2025        995,000
    450,000   PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING SERIES
              A (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
              LOC)ss+/-                                                          0.59     07/01/2034        450,000
  3,425,000   PENNSYLVANIA STATE HEFAR SERIES B (COLLEGE & UNIVERSITY
              REVENUE)ss+/-                                                      0.35     06/01/2035      3,425,000
    830,000   PENNSYLVANIA STATE HEFAR STUDENT HOUSING REVENUE SERIES A
              (OTHER REVENUE)ss+/-                                               0.41     11/01/2036        830,000
  4,995,000   RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E11 (HCFR,
              ROYAL BANK OF CANADA LOC)ss+/-++                                   0.44     12/01/2011      4,995,000
  4,800,000   SOUTHEASTERN PA TRANSPORTATION AUTHORITY (TRANSPORTATION
              REVENUE, PNC BANK NA LOC)ss+/-                                     0.32     03/01/2022      4,800,000
                                                                                                         19,700,000
                                                                                                       ------------
SOUTH DAKOTA: 0.02%
    100,000   LAWRENCE COUNTY SD HOMESTAKE MINING SERIES B (IDR)ss+/-            0.27     07/01/2032        100,000
                                                                                                       ------------
TENNESSEE: 2.40%
  5,935,000   BLOUNT COUNTY TN PUBLIC BUILDING AUTHORITY SERIES E3D
              (OTHER REVENUE, KBC BANK NV LOC)ss+/-                              0.22     06/01/2026      5,935,000
  4,010,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE
              MUNICIPAL BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA
              LOC)ss+/-                                                          0.26     07/01/2034      4,010,000
                                                                                                          9,945,000
                                                                                                       ------------
TEXAS: 7.43%
  6,260,000   AUSTIN TX SUBSERIES A (TAX REVENUE, DEXIA CREDIT LOCAL DE
              FRANCE LOC)ss+/-                                                   2.50     11/15/2029      6,260,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

                                                                               INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                      RATE        DATE          VALUE
-----------   -------------                                                    --------   ----------   ------------
TEXAS (continued)
$ 2,260,000   AUSTIN TX SUBSERIES B (TAX REVENUE, DEXIA CREDIT LOCAL DE
              FRANCE LOC)ss+/-                                                   1.00%    11/15/2029   $  2,260,000
    995,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-514 (OTHER
              REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-                    0.29     02/15/2038        995,000
    200,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
              CORPORATION HERMAN HEALTH SERIES D2 (HCFR, AIB GROUP
              LOC)ss+/-                                                          1.25     06/01/2029        200,000
    300,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
              CORPORATION HERMANN HEALTH SERIES D1 (HCFR, JPMORGAN CHASE
              BANK LOC)ss+/-                                                     0.30     06/01/2029        300,000
    695,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
              CHRISTUS HEALTH SERIES A PREREFUNDED (HCFR, MBIA INSURED)ss        5.38     07/01/2009        703,990
  1,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
              CHRISTUS HEALTH SERIES A PREREFUNDED (HCFR, MBIA INSURED)ss        5.38     07/01/2009      1,012,881
  1,100,000   HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE,
              SOCIETE GENERALE LOC)ss+/-                                         0.40     11/15/2029      1,100,000
  2,495,000   HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE,
              MBIA INSURED)ss+/-                                                 0.51     12/01/2023      2,495,000
  4,105,000   MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION CROW CEMENT
              COMPANY PROJECT (IDR, UBC AG LOC)ss+/-                             0.33     12/01/2009      4,105,000
  2,400,000   PORT ARTHUR TX NAVAL DISTRICT SERIES C (IDR, ASSURED
              GUARANTY)ss+/-                                                     0.35     04/01/2027      2,400,000
  3,220,000   TEXAS STATE TRAN (GO - STATES, TERRITORIES)                        3.00     08/28/2009      3,228,783
  5,765,000   TEXAS WATER DEVELOPMENT BOARD SERIES A (WATER REVENUE,
              JPMORGAN CHASE BANK LOC)ss+/-                                      0.24     07/15/2019      5,765,000
                                                                                                         30,825,654
                                                                                                       ------------
VIRGINIA: 0.29%
  1,100,000   ALBERMARLE COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY
              UNIVERSITY VIRGINIA HEALTH SERVICES FOUNDATION (HCFR, BANK
              OF AMERICA NA LOC)ss+/-                                            0.26     03/01/2039      1,100,000
    110,000   VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY
              SERIES A (OTHER REVENUE)ss+/-                                      0.26     07/01/2037        110,000
                                                                                                          1,210,000
                                                                                                       ------------
WASHINGTON: 0.49%
    420,000   EVERETT WA (PROPERTY TAX REVENUE LOC, BANK OF AMERICA NA
              LOC)ss+/-                                                          0.40     12/01/2021        420,000
    245,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
              FHLMC INSURED)ss+/-                                                0.35     07/01/2035        245,000
    350,000   WASHINGTON STATE (COLLEGE AND UNIVERSITY REVENUE, CITIBANK
              NA LOC)ss+/-++                                                     0.39     01/01/2029        350,000
  1,000,000   WASHINGTON STATE SERIES R-A (OTHER REVENUE, FIRST SECURITY
              BANK LOC)                                                          5.50     09/01/2009      1,009,657
                                                                                                          2,024,657
                                                                                                       ------------
WEST VIRGINIA: 0.89%
  3,700,000   WEST VIRGINIA STATE PARKWAYS ECONOMIC DEVELOPMENT & TOURISM
              AUTHORITY (OTHER REVENUE, GO OF AUTHORITY)ss+/-                    0.65     04/15/2019      3,700,000
                                                                                                       ------------
WISCONSIN: 1.99%
  4,505,000   WISCONSIN STATE HEFA CUSTODIAL RECEIPTS BELOIT COLLEGE
              (COLLEGE AND UNIVERSITY REVENUE, XL CAPITAL ASSURANCE
              COMPANY INSURED)ss+/-                                              0.35     06/01/2037      4,505,000
  3,750,000   WISCONSIN STATE HEFAR MERITER RETIREMENT SERVICES SERIES A
              (OTHER REVENUE, KBC BANK NV LOC)ss+/-                              0.38     03/01/2038      3,750,000
                                                                                                          8,255,000
                                                                                                       ------------
WYOMING: 0.65%
  2,675,000   SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
              (PCR, BARCLAYS BANK PLC LOC)ss+/-                                  0.29     07/01/2015      2,675,000
                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

TOTAL MUNICIPAL BONDS & NOTES (COST $414,209,526)                                                       414,209,526
                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $423,714,526)*                                                  102.19%                          $423,714,526
OTHER ASSETS AND LIABILITIES, NET                                      (2.19)                            (9,094,296)
                                                                      ------                           ------------
TOTAL NET ASSETS                                                      100.00%                          $414,620,230
                                                                     -------                           ------------

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

(q)  CREDIT ENHANCEMENT IS PROVIDED BY A NON-CONTROL AFFILIATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MONEY MARKET TRUSTS NOTES

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Funds' investments in securities:

                                                                                 TOTAL FAIR VALUE AS OF
                                         LEVEL 1       LEVEL 2        LEVEL 3          05/31/2009
                                         -------   --------------   ----------   ----------------------
California Tax-Free Money Market Trust      $0     $  574,641,072   $        0       $  574,641,072
Money Market Trust                           0      2,784,869,123    8,127,977        2,792,997,100
National Tax-Free Money Market Trust         0        423,714,526            0          423,714,526

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                     MONEY MARKET TRUST
                                                     ------------------
Balance as of 02/28/2009                                 $8,992,571
   Accrued discounts/premiums                                     0
   Realized gain (loss)                                           0
   Change in unrealized appreciation(depreciation)         (864,594)
   Net purchases (sales)                                          0
   Transfer in (out) of Level 3                                   0
Balance as of 05/31/2009                                 $8,127,977

The following is a summary of the unrealized appreciations (depreciations) associated with Level 3 securities held as of May 31 , 2009:

                                                            MONEY MARKET TRUST
                                                            ------------------
Change in unrealized appreciation (depreciation) relating
   to securities held at the end of reporting period            $(864,594)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

OTHER

For more information regarding the Fund and its holdings, please see the Funds' most recent Prospectus and Annual Report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: July 21, 2009


                                        By: /s/ Jeremy M. DePalma

                                            Jeremy M. DePalma
                                            Treasurer

                                        Date: July 21, 2009


                                        By: /s/ David S. Berardi

                                            David S. Berardi
                                            Treasurer

                                        Date: July 21, 2009

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: July 21, 2009


                                        By: /s/ Jeremy M. DePalma

                                            Jeremy M. DePalma
                                            Treasurer

                                        Date: July 21, 2009


                                        By: /s/ David S. Berardi

                                            David S. Berardi
                                            Treasurer

                                        Date: July 21, 2009